As filed with the Securities and Exchange Commission on April 30, 2008.

Registration No. 33-83560

811-8750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 26  ☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 27  ☒

SEPARATE ACCOUNT VA BNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

4 Manhattanville Road

Purchase, NY 10577

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 355-8330

Darin D. Smith, Esquire

Transamerica Financial Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland Asbill and Brennan L.L.P.

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:    Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☒ on May 1, 2008 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a) (1) if Rule 485.

☐ on                 pursuant to paragraph (a) (1) if Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA BNY

By

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Prospectus

May 1, 2008

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Financial Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

An optional Premium Enhancement Rider is available at the time you purchase your policy. If you elect this rider, the Company will add a credit to your policy value for each premium payment that you make. There is an extra charge for this rider. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement rider. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica Landmark NY Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2008. Please call us at (800) 525-6205 or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

TRANSAMERICA SERIES TRUST

Subadvised by American Century Investment Management, Inc.

Transamerica American Century Large Company Value VP – Service Class

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Global VP – Service Class

Transamerica Capital Guardian U.S. Equity VP – Service Class

Transamerica Capital Guardian Value VP – Service Class

Subadvised by ING Clarion Real Estate Securities

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP– Service Class

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP – Service Class

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP – Service Class

Transamerica MFS International Equity VP – Service Class

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP – Service Class

Transamerica T. Rowe Price Growth Stock VP – Service Class

Transamerica T. Rowe Price Small Cap VP – Service Class

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Equity VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Science & Technology VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Value Balanced VP – Service Class

Managed by AEGON USA Investment Management

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Active International Allocation VP – Service Class

Transamerica Van Kampen Large Cap Core VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP – Service Class

AIM VARIABLE INSURANCE FUNDS

Managed by Invesco Aim Advisors, Inc.

AIM V.I. Basic Value Fund – Series II Shares

AIM V.I. Capital Appreciation Fund – Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity - VIP Balanced Portfolio – Service Class 2

Fidelity - VIP Contrafund® Portfolio – Service Class 2

Fidelity - VIP Equity-Income Portfolio – Service Class 2

Fidelity - VIP Growth Portfolio – Service Class 2

Fidelity - VIP Mid Cap Portfolio – Service Class 2

Fidelity - VIP Value Strategies Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund – Class 2

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund – Class 2

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund – Class 2

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio – Service Shares

Janus Aspen – Worldwide Growth Portfolio – Service Shares

J.P. MORGAN SERIES TRUST II

J.P. Morgan Investment Management Inc.

JPMorgan Bond Portfolio

JPMorgan International Equity Portfolio

JPMorgan U.S. Large Cap Core Equity Portfolio

MFS® VARIABLE INSURANCE TRUSTSM

Managed by MFS® Investment Management

MFS New Discovery Series – Service Class

MFS Total Return Series – Service Class

MTB GROUP OF FUNDS

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Managed by MTB Investment Advisors, Inc.

MTB Large-Cap Growth Fund II

MTB Managed Allocation Fund – Aggressive Growth II

MTB Managed Allocation Fund – Conservative Growth II

MTB Managed Allocation Fund – Moderate Growth II

Sub-Advised by NWQ Investment Management Company

MTB Large-Cap Value Fund II

3

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TABLE OF CONTENTS continued

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Administrative and Service Office — Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence. In no event can this date be (1) later than the last day of the month in which the annuitant attains age 90, or 10 years from the policy date if later, or (2) earlier than the first day of the calendar month coinciding with or next following the first policy anniversary. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The policy value less any applicable service charge, surrender charge and premium tax charge, if any, and rider fees (imposed upon surrender).

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider and the Retirement Income Choice Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Separate Account — Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

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Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received at the administrative and service office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements the Company establishes for such notices.

You (Your) — the owner of the policy.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Financial Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed under “Investment Choices” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

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4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depend on the death benefit option that you select, as follows:

•	1.30% if you choose the Return of Premium Death Benefit

•	1.45% if you choose the Annual Step-Up Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable.

If you elect the Premium Enhancement Rider, then there is a fee equal to an annual rate of 0.45% of the daily net asset value in the subaccounts.

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 0.60% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the Retirement Income Choice rider, then there is an annual rider fee during the accumulation phase of 0.60% of the withdrawal base on each rider anniversary. If you choose the death benefit option with the rider, then during the accumulation phase you will be charged an additional rider fee of 0.25% annually. If you choose the Death Benefit option with the rider, then during the accumulation phase, which fee is also a percentage of the withdrawal base on each rider anniversary and is in addition to the rider fee for the base benefit.

If you elect the Liquidity Rider, then there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first four years.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

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6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to a surrender charge. You may have to pay income tax and a tax penalty on any money you take out.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

•	Annual Step-Up Death Benefit

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as

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the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

Under certain medically related circumstances, you may surrender all or part of the policy value without any surrender charge. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice Rider.” If you elect the Retirement Income Choice Rider, you must allocate 100% of your policy value to one or more “designated investment choices.” (See “Retirement Income Choice - Designated Investment Choices.”) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.

•

You may elect to purchase an optional rider in which the initial premium payment and each subsequent premium payment will receive a premium enhancement that is added to your policy value. You may only elect this rider at the time you purchase your policy (age limitations may apply). This feature is called the “Premium Enhancement” rider. There is an extra charge for this rider.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 20 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to

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fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See Appendix – Policy Variations for information on how older policies have different features and requirements, and sometimes different fees and deductions.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2007, if any) are in Appendix – Condensed Financial Information to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Financial Life Insurance Company

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 525-6205

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee tables and expense examples.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices.

Policy Owner Transaction Expenses:

Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	8%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge	$0 - $30 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit	0.15%
Liquidity Rider	0.50%
Premium Enhancement Rider	0.45%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	1.95%
Optional Rider Fees:
Living Benefits Rider	0.60%
Retirement Income Choice Rider - Single Life Option:
Base Benefit (Current)	0.60%
Base Benefit (Maximum)	1.35%
Additional Benefit available with the Retirement Income Choice Rider:
Death Benefit	0.25%
Current Total Retirement Income Choice Rider Fees (Single Life) with Highest Combination of Benefits	0.85%
Maximum Total Retirement Income Choice Rider Fees (Single Life) with Highest Combination of Benefits	1.60%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2007 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

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Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.65%
Highest Net (after contractual waiver of fees and reimbursement of expenses)	0.74%
Highest Gross	6.82%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2007, and the base policy with the combination of available optional features or riders with the highest fees and expenses including the Annual Step-Up Death Benefit and Retirement Income Choice - Single Life with additional Death Benefit. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples (Highest Gross):

If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):

1 Year	$1626
3 Years	$3259
5 Years	$4651
10 Years	$7662

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):

1 Year	$906
3 Years	$2629
5 Years	$4201
10 Years	$7662

If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):

1 Year	$1673
3 Years	$3381
5 Years	$4378
10 Years	$7901

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):

1 Year	$953
3 Years	$2751
5 Years	$4378
10 Years	$7901

Expense Examples (Highest Net):

If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):

1 Year	$1050

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3 Years	$1639
5 Years	$2108
10 Years	$3243

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):

1 Year	$314
3 Years	$970
5 Years	$1608
10 Years	$3243

If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):

1 Year	$1096
3 Years	$1777
5 Years	$1854
10 Years	$3733

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):

1 Year	$364
3 Years	$1118
5 Years	$1854
10 Years	$3733

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Annuity Policy Fee Table and Expense Examples: The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See section “5. Expenses”.

Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium, regardless of how policy value is allocated among the investment choices. The surrender charge decreases based on the number of years since the premium payment was made.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Special Service Fees: We may deduct a charge for special services, such as overnight delivery.

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Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Liquidity Rider: This fee is only charged for the first four policy years.

Optional Premium Enhancement Rider: If you elect the Premium Enhancement Rider, the surrender charge is higher and lasts longer than under a base policy.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses plus any optional separate account expenses, but does not include any annual optional rider fees.

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Living Benefits Rider: The annual fee is a percentage of the “principal back” total withdrawal base. The “principal back” total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” total withdrawal base is equal to: the “principal back” total withdrawal base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

Retirement Income Choice Rider - base benefit: The fee is a percentage of the withdrawal base. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments.

Retirement Income Choice Rider - Additional Benefit: You may elect the Retirement Income Choice Rider with the Death Benefit Option. The charge for this option is a percentage of the withdrawal base and is in addition to the Retirement Income Choice Rider base benefit fee.

Maximum Total Retirement Income Choice Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary the Retirement Income Choice rider fees can increase when there is an automatic step-up. This reflects the maximum fee increase resulting from an automatic step-up of the withdrawal base while the rider is in effect.

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisors or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

Expense Examples: The Example does not reflect transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

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1.	THE ANNUITY POLICY

This prospectus describes the Transamerica Landmark NY Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix - Policy Variations” for information about older policies.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

•	the Company receives (at our administrative and service office) all information needed to issue the policy;

•	the Company receives (at our administrative and service office) a minimum initial premium payment; and

•	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Financial Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company

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approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information at our administrative and service office. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information at our administrative and service office. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 require prior approval by the Company.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office,. The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day

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that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors but may not be available for all policies. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy. Please be certain to review the notes following the list of variable investment choices.

TRANSAMERICA SERIES TRUST

Subadvised by American Century Investment Management, Inc.

Transamerica American Century Large Company Value VP – Service Class

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Global VP – Service Class

Transamerica Capital Guardian U.S. Equity VP – Service Class

Transamerica Capital Guardian Value VP – Service Class

Subadvised by ING Clarion Real Estate Securities

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP – Service Class

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP – Service Class

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP – Service Class

Transamerica MFS International Equity VP – Service Class

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP – Service Class

Transamerica T. Rowe Price Growth Stock VP – Service Class

Transamerica T. Rowe Price Small Cap VP – Service Class

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Equity VP – Service Class

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Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Science & Technology VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Value Balanced VP – Service Class

Managed by AEGON USA Investment Management

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Active International Allocation VP – Service Class

Transamerica Van Kampen Large Cap Core VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP – Service Class

AIM VARIABLE INSURANCE FUNDS

Managed by Invesco Aim Advisors, Inc.

AIM V.I. Basic Value Fund – Series II Shares

AIM V.I. Capital Appreciation Fund – Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity - VIP Balanced Portfolio – Service Class 2

Fidelity - VIP Contrafund® Portfolio – Service Class 2

Fidelity - VIP Equity-Income Portfolio – Service Class 2

Fidelity - VIP Growth Portfolio – Service Class 2

Fidelity - VIP Mid Cap Portfolio – Service Class 2

Fidelity - VIP Value Strategies Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund – Class 2

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund – Class 2

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund – Class 2

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen - Mid Cap Growth Portfolio – Service Shares

Janus Aspen - Worldwide Growth Portfolio – Service Shares

J.P. MORGAN SERIES TRUST II

J.P. Morgan Investment Management Inc.

JPMorgan Bond Portfolio

JPMorgan International Equity Portfolio

JPMorgan U.S. Large Cap Core Equity Portfolio

MFS® VARIABLE INSURANCE TRUSTSM

Managed by MFS® Investment Management

MFS New Discovery Series – Service Class

MFS Total Return Series – Service Class

MTB GROUP OF FUNDS

Managed by MTB Investment Advisors, Inc.

MTB Large-Cap Growth Fund II

MTB Managed Allocation Fund – Aggressive Growth II

MTB Managed Allocation Fund – Conservative Growth II

MTB Managed Allocation Fund – Moderate Growth II

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Sub-Advised by NWQ Investment Management Company

MTB Large-Cap Value Fund II

NOTES TO VARIABLE INVESTMENT CHOICES

Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons, and risk tolerance.

Transamerica Series Trust — formerly known as AEGON/Transamerica Series Trust.

Transamerica Series Trust – Service Class — As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003.

Transamerica Series Trust — All underlying subaccounts under Transamerica Series Trust have added to and/or revised the subaccount name to include Transamerica at the beginning of the subaccount name and VP at the end of the subaccount name.

Marsico Growth — This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

Transamerica Templeton Global VP — Effective May 1, 2008, formerly known as Templeton Transamerica Global.

Invesco Aim Advisors, Inc. — Effective March 31, 2008, formerly known as AIM Advisors, Inc.

The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen - Mid Cap Value Portfolio – Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity - VIP Growth Opportunities Portfolio – Service Class 2

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

TRANSAMERICA SERIES TRUST

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value VP – Initial Class

The following subaccounts will be closed to new investments on May 1, 2006:

J.P. MORGAN SERIES TRUST II

J.P. Morgan Investment Management Inc.

JP Morgan Mid Cap Value Portfolio

JP Morgan Small Company Portfolio

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

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More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under

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the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received at our administrative and service office while the New York Stock Exchange is open to get same-day pricing of the transaction.

The number of transfers permitted may be limited and a $10 charge per transfer may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

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Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading.

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We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgement and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur even with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders

25

generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for the portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

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4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadvisor, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and Expense Examples only apply to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the greater of 10% of your premium payments or any gains in the policy once each year free of surrender charges after the first year. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

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The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
more than 7	0

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free percentage, you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)].

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($ 100,000 - ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option.

Keep in mind that surrenders may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.

An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. There is an extra charge for this rider. See “Liquidity Rider”.

Liquidity Rider Surrender Charge Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 4	0%

Premium Enhancement Rider Surrender Charge. The following schedule shows the surrender charges that apply during the nine years following payment of each premium payment if you elect the premium enhancement rider:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	9%
1 – 2	8%
2 – 3	7%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
7 – 8	2%
8 – 9	1%
10 or more	0%

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After the first year, you can surrender up to the greater of 10% of your premium payments or any gains in the policy (measured at the time of surrender) once each year free of surrender charges. This free amount is not cumulative and is determined at the time of the surrender. If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase:

•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%.

•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.30%.

During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single request.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

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In addition, during the accumulation phase, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Liquidity Rider

If you elect the Liquidity Rider, there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first four policy years.

Premium Enhancement Rider

If you elect the Premium Enhancement Rider, there is a rider fee at an annual rate of 0.45% of the daily net asset value for the first nine policy years. In addition to the rider fee, the Company may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 0.60% of the “principal back” total withdrawal base on each rider anniversary prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Retirement Income Choice Rider and Additional Option Fees

If you elect the Retirement Income Choice Rider, there is an annual rider fee of 0.60% of the withdrawal base charged on each rider anniversary prior to annuitization for the base benefit. If you elect the Death Benefit option with the Retirement Income Choice rider, then you will be charged a fee of 0.25% of the withdrawal base on each rider anniversary prior to annuitization that is in addition to the rider fee for the base benefit.

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the Annuity Policy Fee Table section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the policies and receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our

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variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to the Company and TCI

Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AIM VARIABLE INSURANCE FUNDS	0.50%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND	0.50%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.35%
JANUS ASPEN SERIES	0.25%
J.P. MORGAN SERIES TRUST II	0.25%
MFS® VARIABLE INSURANCE TRUSTSM	0.45%
MTB Group of Funds	0.35%

Footnotes to Incoming Payments Table:

Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

Transamerica Series Trust (“TST”): Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other arrangements may be received from TAM. A variety of financial and accounting methods may be used to allocate resources and profits to us. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. Additionally, if an TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2007 we received $355,477.50 from TAM pursuant to these arrangements. This is in addition to the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

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•

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):

•

may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.

•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies

•

may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2007, TCI received revenue sharing payments ranging from $2,500 to $49,350 (for a total of $381,768.22) from the following Fund managers and/or sub-advisers to participate in TCI’s events: ClearBridge Advisors, LLC, T. Rowe Price Associates Inc., Transamerica Investment Management, LLC, Van Kampen Asset Management, Morgan Stanley Investment Management, Inc., Janus Capital Management, LLC, Jennison Associates LLC, Pacific Investment Management Company LLC, MFS® Investment Management, American Century Investment Management, Inc., AllianceBernstein L.P., Federated Equity Management Company of Pennsylvania, Federated Investment Management Company, Fidelity Management & Research Company, ING Clarion Real Estate Securities, BlackRock Advisors LLC, BlackRock Investment Management, LLC, Invesco AIM , Inc., Columbia Management Advisors, LLC, J.P. Morgan Investment Management, Inc., OppenheimerFunds, Inc., and RidgeWorth Capital Management, Inc. Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

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For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts (See “Section 10, Systematic Payout Option” for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See “Section 8, Death Benefit”, for more details. A surrender may also reduce other benefits.

Surrenders from qualified policies may be restricted or prohibited.

Surrenders may be subject to a surrender charge. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

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7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 90. The earliest annuity commencement date is at least thirty days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

The annuity payment options are explained below. Some options are fixed only and some can be fixed or variable.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

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If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

•	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount.

Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain option. Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death

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benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”).

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. These distribution requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

Spousal Continuation

IF:

•	the surviving spouse (as beneficiary or sole surviving owner) elects to continue the policy instead of receiving the death benefit; and

•	the guaranteed minimum death benefit is greater than the policy value;

THEN:

•

we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy and the guaranteed minimum death benefit will continue as applicable.

Succession of Ownership

If an owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

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Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you chose when you buy the policy. The “base policy” death benefit will generally be the greatest of:

•	the policy value on the date we receive the required information at our administrative and service office

•	the guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less adjusted partial surrenders, from the date of death to the date the death benefit is paid

(The gross partial surrender is the amount you request to withdraw, plus any surrender charge that may be applicable.)

Please note, the death benefit terminates upon annuitization and there is a mandatory annuitization date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Annual Step-Up Death Benefit

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.15% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

This benefit is not available if the annuitant is 91 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit. The application and operation of the Guaranteed Minimum Death Benefit are governed by the terms and conditions of the policy form and riders.

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Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt

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organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders-Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed lifetime withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed lifetime withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed lifetime withdrawal benefit rider itself.

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If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders-403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed lifetime withdrawal benefit.

Surrenders-Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

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If your nonqualified policy contains a guaranteed lifetime withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed lifetime withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

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Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable

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distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular withdrawals from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of withdrawals made per year, where: (1) up to 10% of your premium payments (reduced by prior withdrawals in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval.

This amount may be taken free of surrender charges.

Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually and will not begin until one withdrawal period from the date we receive your written instructions at our administrative and service office. Each withdrawal must be at least $50. Monthly and quarterly withdrawals must generally be made by electronic funds transfer directly to your checking or savings account.

If you request an additional withdrawal while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

Keep in mind that partial withdrawals under the systematic payout option may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax.

There is no charge for this benefit.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. Please note we may credit interest in the fixed account at a lower rate if you select this rider. The rider fee is only charged for the first four policy years.

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Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested in once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Liquidity Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Liquidity Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Premium Enhancement Rider

An optional “premium enhancement” rider is available at the time you buy your policy. If you elect this rider, each premium payment will receive a premium enhancement that the Company adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals. Because the surrender charge under the policy is higher and lasts longer if you elect this rider, electing this rider may be beneficial to you only if you own the policy a sufficient length of time.

You may only elect the premium enhancement rider at the time you buy your policy. If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment for the first nine policy years will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 4% of the amount of the premium payment; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

The Company may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events:

•	exercise of the right to cancel option;

•	a death benefit is payable within one year from the time we apply the premium enhancement; or

•	annuitization within one year from the time we apply the premium enhancement.

Please note: If we recapture the premium enhancement, it will be the dollar amount that we added to the policy, not a percentage of your policy value at the time of recapture. Thus, if your policy is worth less (or more) than at the time of purchase, the effect of the recapture on your policy value on a percentage basis may be greater (or less) than the original percentage added. You bear the investment risk on the premium enhancement.

Rider Fee. There is a daily charge for the premium enhancement rider at an annual rate of 0.45% of the assets in each subaccount for the first nine policy years. In addition to the rider fee, the Company expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

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Other Terms and Conditions: If you elect this rider, you may not be able to elect other optional benefits or features. Please consult your registered representative for information concerning any such limitations.

Termination. The rider is irrevocable.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this policy as a qualified policy.

The premium enhancement rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the premium enhancement rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional — You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•

Special — You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we have received all necessary information and the minimum required amount. If we receive additional premium payments while a Dollar Cost Averaging

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program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing.

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Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

There is no charge for this benefit.

Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 80. The maximum issue age may be lower if required by state law.

You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

Please note:

•	Certain protections under the rider are available only if you hold the rider for ten years.

•

If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See “Portfolio Allocation Method” below.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

Guaranteed Minimum Accumulation Benefit

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

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•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charge that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix — Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

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Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.

•	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees—on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See “Adjusted Partial Withdrawals” below.)

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any surrender charge) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to any surrender charge; and

•	may be subject to income taxes and federal tax penalties (See “Section 9. Taxes”).

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see

49

“ Adjusted Partial Withdrawals,” below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot begin until after the annuitant’s 59th birthday.

•	Any withdrawal before the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining

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withdrawal amount on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge that may be applicable) up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis, but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees by a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis.

Rider Fee. A rider fee, 0.60% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 0.60% of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities – Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You

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should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities – Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment choices.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by sending us written notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

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Annuitization

If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Other Terms and Conditions

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Living Benefits Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Living Benefits Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income Choice

You may elect to purchase the optional Retirement Income Choice rider which provides you with a guaranteed lifetime withdrawal benefit if you invest only in certain designated investment choices. This rider is available during the accumulation phase. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Choice rider for a qualified policy.

Retirement Income Choice – Base Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the designated investment choices you select. Under this benefit, you can withdraw up to the rider withdrawal amount each rider year, starting with the rider year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of “excess withdrawals”; see “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments”, below). A rider year begins on the rider date (the date the rider becomes effective) and on each anniversary thereafter. All withdrawals before the annuitant is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 56 years old. Further assume that you do not make any additional withdrawals or premium payments, no automatic step-ups occurred, but that after ten years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 10 years the withdrawal base is equal to $162,889. You could withdraw up to $8,144 which is the applicable withdrawal percentage of 5.0% multiplied by the withdrawal base of $162,889, each rider year for the rest of your life (assuming that you take your first

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withdrawal when you are age 66, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 66 years old. That excess withdrawal decreases your future rider withdrawal amount to $7,960.

See “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each calendar year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the rider withdrawal amount, withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant, the Retirement Income Choice rider terminates and there are no more additional guaranteed withdrawals.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount (after age 59) in any rider year without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments”, below. The rider withdrawal amount may be referred to as “minimum remaining withdrawal amount” in your policy statement and other documents.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant is at least

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59 years old on the date that the rider is elected (“rider date”), then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). Only amounts calculated as set forth above can be used as the rider withdrawal amount.

Once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See “Designated Investment Choices” below).

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage
0 - 58	0.0%
59 - 69	5.0%
70 - 79	6.0%
≥ 80	7.0%

Please note, once established, the withdrawal percentage will not increase even though the annuitant’s age increases.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments. The withdrawal base may be referred to as “total withdrawal base” in your policy statement and other documents.

Please note:

•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee. Your withdrawal base is not a cash value, a

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surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary increased by the growth credit (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit, you should consider your need or possible need to take withdrawals within 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year if no excess withdrawal occurred or (2) the policy value on the rider anniversary, if the withdrawal base after any annual growth credit is applied, is less than that amount.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up.

Automatic Step-Up Opt Out. Each time an automatic step-up will result in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after a rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in a form satisfactory to us, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice Rider” for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Designated Investment Choices. If you elect this rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

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Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Value Balanced VP – Service Class

Fidelity – VIP Balanced Portfolio – Service Class 2

Fixed Account

If you elect this rider, you may transfer amounts among the designated investment choices (subject to the terms and conditions stated in the prospectus); however, you cannot transfer any amount (or allocate premium payments) to any other subaccount. After the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer to a non-designated investment choice. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•	The earliest you can transfer to a non-designated investment choice is the first business day after the fifth rider anniversary. You will be required to terminate the rider first.

•

We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage and growth rate (which may be higher or lower than your current rider fee percentage and growth rate). The new rider date will be the date the Company receives all necessary information. You cannot elect a manual upgrade if the annuitant is 86 or older.

Retirement Income Choice – Additional Option. You may elect the Death Benefit option with the Retirement Income Choice rider. There is an additional fee for this option.

Rider Death Benefit Option:

If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant. The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. (See “Section 8. Death Benefit.”) The additional amount can be zero.

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

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•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice Rider” for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including any guaranteed minimum death benefit) exceeds the rider death benefit. The greater the difference between the death benefit payable under the guaranteed minimum death benefit selected and the premiums paid the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with the Retirement Income Choice rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

The rider death benefit may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

Retirement Income Choice Rider and Additional Option Fee. A rider fee of 0.60% of the withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit.

If you elect the Death Benefit option with the Retirement Income Choice rider, you will be charged a fee of 0.25% of the withdrawal base on each rider anniversary prior to annuitization that is in addition to the rider fee for the base benefit.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider. The rider fees are deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Please note: Because the rider fee is a percentage of your withdrawal base on each rider anniversary (rather than a percentage of policy value), the fee can be substantially more than 0.60% of your policy value if that withdrawal base is higher than your policy value.

Retirement Income Choice Rider Issue Requirements. The Company will not issue the Retirement Income Choice rider unless:

•	the annuitant is not yet age 86 but at least 55 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners); and

•	there are no more than two owners.

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Termination. The Retirement Income Choice Rider and the Death Benefit option will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the Retirement Income Choice rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant;

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a mandatory annuitization date at which time your policy will be annuitized according to its terms. However, if you have reached your mandatory annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your rider withdrawal amount.

The Retirement Income Choice rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Retirement Income Choice rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our administrative and service office. An ownership change may be a taxable event.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 20 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. Please note, we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. We will pay the refund within seven days after we receive (at our administrative and service office) written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void. If state law requires, we will refund your original premium payment(s).

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other

59

insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there will be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more

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information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc., to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the policy.

Transamerica Financial Life Insurance Company

Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in all states and the District of Columbia.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company.

The Separate Account

The Company established a separate account, called Separate Account VA BNY, under the laws of the State of New York on September 27, 1994. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

Distributor of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.) TCI markets the policies through the banks

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and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through banks and broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 6% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guaranties.

Additional Compensation That We and Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or

62

reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2007, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $12,500 to $500,000, and payments of between 0.10% and 0.25% on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.

During 2007, we and/or TCI had such “preferred product” arrangements with the following selling firms:

Centaurus Financial

Citizens Bank

Compass Bancshares

Huntington Investments

LPL Financial

M & T Bank

Merrill Lynch

Raymond James Financial Group

Raymond James and Associates

Smith Barney/Citigroup

Stifel Nicholas

Suntrust

UBS Paineweber Financial Services

US Bancorp

Wachovia Securities/Wachovia Bank

During 2007, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2007
Wachovia Bank/ Wachovia Securities	$1,201,395
Merrill Lynch	$819,400
Smith Barney/Citigroup	$776,202
LPL Financial	$690,374
UBS Financial	$559,021
Raymond James Financial Services	$396,697
Raymond James and Associates	$140,344
M & T Bank	$138,354
Huntington Bank	$97,938
Suntrust Bank	$95,000

No specific charge is assessed directly to policy owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

63

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy-General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
State Regulation of Transamerica Financial Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix A - Condensed Financial Information

64

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2007. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	(800) 525-6205

writing	Transamerica Financial Life Insurance Company
4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

		1.95%
Subaccount	Year	Beginning AUV		Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2007		$1.407450	$1.361980	0.000
Subaccount Inception Date May 1, 2001	2006		$1.201253	$1.407450	0.000
	2005 2004	$ $	1.179421 1.000000	$1.201253 $1.179421	0.000 0.000
Transamerica Asset Allocation - Conservative VP – Service Class(1)	2007		$1.220709	$1.270830	0.000
Subaccount Inception Date May 1, 2002	2006		$1.140199	$1.220709	0.000
	2005		$1.106919	$1.140199	0.000
	2004		$1.000000	$1.106919	0.000
Transamerica Asset Allocation - Growth VP – Service Class(1)	2007		$1.452146	$1.531534	23,628.526
Subaccount Inception Date May 1, 2002	2006		$1.284181	$1.452146	0.000
	2005		$1.169683	$1.284181	0.000
	2004		$1.000000	$1.169683	0.000
Transamerica Asset Allocation - Moderate VP – Service Class(1)	2007		$1.292796	$1.365998	0.000
Subaccount Inception Date May 1, 2002	2006		$1.185058	$1.292796	0.000
	2005		$1.127695	$1.185058	0.000
	2004		$1.000000	$1.127695	0.000
Transamerica Asset Allocation - Moderate Growth VP – Service Class(1)	2007		$1.385012	$1.461051	0.000
Subaccount Inception Date May 1, 2002	2006		$1.243584	$1.385012	0.000
	2005		$1.155592	$1.243584	0.000
	2004		$1.000000	$1.155592	0.000
Transamerica International Moderate Growth VP – Service Class(1)	2007		$1.027743	$1.093585	0.000
Subaccount Inception Date May 1, 2006	2006		$1.000000	$1.027743	0.000
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007		$1.627009	$1.665113	0.000
Subaccount Inception Date May 1, 2000	2006		$1.422266	$1.627009	0.000
	2005		$1.252828	$1.422266	0.000
	2004		$1.000000	$1.252828	0.000
Transamerica Capital Guardian Global VP – Service Class(1)	2007		$1.393350	$1.449954	0.000
Subaccount Inception Date June 1, 1999	2006		$1.246027	$1.393350	0.000
	2005		$1.155832	$1.246027	0.000
	2004		$1.000000	$1.155832	0.000
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007		$1.265858	$1.236669	0.000
Subaccount Inception Date October 9, 2000	2006		$1.174585	$1.265858	0.000
	2005		$1.128951	$1.174585	0.000
	2004		$1.000000	$1.128951	0.000

65

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.469566	$1.347047	0.000
Subaccount Inception Date January 1, 1995	2006	$1.289236	$1.469566	0.000
	2005	$1.222563	$1.289236	0.000
	2004	$1.000000	$1.222563	0.000
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.158253	$1.970525	7,643.908
Subaccount Inception Date May 1, 2002	2006	$1.550371	$2.158253	8,461.833
	2005	$1.396448	$1.550371	9,929.000
	2004	$1.000000	$1.396448	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.310582	$1.340681	0.000
Subaccount Inception Date May 1, 1997	2006	$1.162163	$1.310582	0.000
	2005	$1.148055	$1.162163	0.000
	2004	$1.000000	$1.148055	0.000
Transamerica Jennison Growth VP– Service Class(1)	2007	$1.219689	$1.331150	0.000
Subaccount Inception Date December 13, 1996	2006	$1.223828	$1.219689	0.000
	2005	$1.099019	$1.223828	0.000
	2004	$1.000000	$1.099019	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.330325	$1.314715	0.000
Subaccount Inception Date May 1, 2000	2006	$1.146477	$1.330325	0.000
	2005	$1.125917	$1.146477	0.000
	2004	$1.000000	$1.125917	0.000
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.197194	$1.194463	0.000
Subaccount Inception Date June 1, 1999	2006	$1.103340	$1.197194	0.000
	2005	$1.108153	$1.103340	0.000
	2004	$1.000000	$1.108153	0.000
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.588686	$1.696321	0.000
Subaccount Inception Date May 1, 2001	2006	$1.317598	$1.588686	0.000
	2005	$1.194818	$1.317598	0.000
	2004	$1.000000	$1.194818	0.000
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.206505	$1.421554	0.000
Subaccount Inception Date May 1, 2000	2006	$1.169672	$1.206505	0.000
	2005	$1.101933	$1.169672	0.000
	2004	$1.000000	$1.101933	0.000
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.056730	$1.127650	10,400.853
Subaccount Inception Date May 1, 2002	2006	$1.036872	$1.056730	11,513.763
	2005	$1.035977	$1.036872	13,510.000
	2004	$1.000000	$1.035977	0.000
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.418333	$1.433598	115,886.361
Subaccount Inception Date June 28, 1995	2006	$1.218057	$1.418333	120,991.500
	2005	$1.196204	$1.218057	126,047.000
	2004	$1.000000	$1.196204	0.000
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.304545	$1.402355	0.000
Subaccount Inception Date April 28, 1995	2006	$1.175487	$1.304545	0.000
	2005	$1.131624	$1.175487	0.000
	2004	$1.000000	$1.131624	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.203528	$1.289852	0.000
Subaccount Inception Date May 1, 2000	2006	$1.187285	$1.203528	0.000
	2005	$1.096368	$1.187285	0.000
	2004	$1.000000	$1.096368	0.000

66

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Templeton Global VP – Service Class(3)	2007	$1.320902	$1.489578	0.000
Subaccount Inception Date October 9, 2000	2006	$1.136855	$1.320902	0.000
	2005	$1.051742	$1.136855	0.000
	2004	$1.000000	$1.051742	0.000
Transamerica Balanced VP – Service Class(1)	2007	$1.264951	$1.406565	0.000
Subaccount Inception Date May 1, 2002	2006	$1.185899	$1.264951	0.000
	2005	$1.121594	$1.185899	0.000
	2004	$1.000000	$1.121594	0.000
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.246196	$1.445762	0.000
Subaccount Inception Date May 1, 2002	2006	$1.148149	$1.246196	0.000
	2005	$1.130446	$1.148149	0.000
	2004	$1.000000	$1.130446	0.000
Transamerica Equity VP – Service Class(1)	2007	$1.429765	$1.627255	0.000
Subaccount Inception Date May 1, 2000	2006	$1.344838	$1.429765	0.000
	2005	$1.179060	$1.344838	0.000
	2004	$1.000000	$1.179060	0.000
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.382669	$1.664426	0.000
Subaccount Inception Date May 1, 2001	2006	$1.343754	$1.382669	0.000
	2005	$1.181645	$1.343754	0.000
	2004	$1.000000	$1.181645	0.000
Transamerica Money Market VP – Service Class(1)	2007	$1.017104	$1.045100	0.000
Subaccount Inception Date January 1, 1995	2006	$0.992507	$1.017104	0.000
	2005	$0.985904	$0.992507	0.000
	2004	$1.000000	$0.985904	0.000
Transamerica Science & Technology VP – Service Class(1)	2007	$1.065462	$1.384606	0.000
Subaccount Inception Date May 1, 2001	2006	$1.077966	$1.065462	0.000
	2005	$1.078883	$1.077966	0.000
	2004	$1.000000	$1.078883	0.000
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.030596	$1.069229	0.000
Subaccount Inception Date June 16, 1995	2006	$1.019453	$1.030596	0.000
	2005	$1.019091	$1.019453	0.000
	2004	$1.000000	$1.019091	0.000
Transamerica Van Kampen Active International Allocation VP – Service Class(1)	2007	$1.678120	$1.897250	0.000
Subaccount Inception Date January 1, 1995	2006	$1.388757	$1.678120	0.000
	2005	$1.246139	$1.388757	0.000
	2004	$1.000000	$1.246139	0.000
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.325393	$1.416163	0.000
Subaccount Inception Date January 1, 1995	2006	$1.227649	$1.325393	0.000
	2005	$1.146899	$1.227649	0.000
	2004	$1.000000	$1.146899	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.176644	$1.410653	0.000
Subaccount Inception Date May 1, 2001	2006	$1.094577	$1.176644	0.000
	2005	$1.039809	$1.094577	0.000
	2004	$1.000000	$1.039809	0.000
PAM Transamerica U.S. Government Securities VP – Service Class	2007	$1.011446	$1.049354	11,586.000
Subaccount Inception Date May 1, 2005	2006	$1.000508	$1.011446	0.000
	2005	$1.000000	$1.000508	0.000

67

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.95%
		Beginning AUV	Ending AUV	# Units
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.326766	$1.318999	0.000
Subaccount Inception Date May 1, 2002	2006	$1.197589	$1.326766	0.000
	2005	$1.158020	$1.197589	0.000
	2004	$1.000000	$1.158020	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.188594	$1.302515	0.000
Subaccount Inception Date May 1, 2002	2006	$1.142493	$1.188594	0.000
	2005	$1.072689	$1.142493	0.000
	2004	$1.000000	$1.072689	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.367752	$1.406638	0.000
Subaccount Inception Date May 1, 2001	2006	$1.191917	$1.367752	0.000
	2005	$1.161704	$1.191917	0.000
	2004	$1.000000	$1.161704	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.182605	$1.317769	0.000
Subaccount Inception Date May 1, 2001	2006	$1.213383	$1.182605	0.000
	2005	$1.077097	$1.213383	0.000
	2004	$1.000000	$1.077097	0.000
Fidelity - VIP Contrafund® Portfolio – Service Class 2	2007	$1.463244	$1.683422	0.000
Subaccount Inception Date May 1, 2000	2006	$1.338666	$1.463244	0.000
	2005	$1.169932	$1.338666	0.000
	2004	$1.000000	$1.169932	0.000
Fidelity - VIP Equity-Income Portfolio – Service Class 2	2007	$1.428992	$1.419332	0.000
Subaccount Inception Date May 1, 2000	2006	$1.214705	$1.428992	0.000
	2005	$1.172981	$1.214705	0.000
	2004	$1.000000	$1.172981	0.000
Fidelity - VIP Growth Portfolio – Service Class 2	2007	$1.118214	$1.389096	0.000
Subaccount Inception Date May 1, 2000	2006	$1.069657	$1.118214	0.000
	2005	$1.033578	$1.069657	0.000
	2004	$1.000000	$1.033578	0.000
Fidelity - VIP Mid Cap Portfolio – Service Class 2	2007	$1.667885	$1.886714	8,287.007
Subaccount Inception Date May 1, 2000	2006	$1.512707	$1.667885	9,173.740
	2005	$1.306694	$1.512707	10,765.000
	2004	$1.000000	$1.306694	0.000
Fidelity - VIP Value Strategies Portfolio – Service Class 2	2007	$1.294450	$1.338639	0.000
Subaccount Inception Date May 1, 2000	2006	$1.137526	$1.294450	0.000
	2005	$1.132172	$1.137526	0.000
	2004	$1.000000	$1.132172	0.000
Franklin Income Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.966884	0.000
Mutual Shares Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.960957	0.000
Templeton Foreign Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.065218	0.000
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.479596	$1.766658	0.000
Subaccount Inception Date October 9, 2000	2006	$1.331249	$1.479596	0.000
	2005	$1.211421	$1.331249	0.000
	2004	$1.000000	$1.211421	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.293832	$1.387768	0.000
Subaccount Inception Date October 9, 2000	2006	$1.118394	$1.293832	0.000
	2005	$1.080016	$1.118394	0.000
	2004	$1.000000	$1.080016	0.000

68

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.95%
		Beginning AUV	Ending AUV	# Units
JPMorgan Bond Portfolio	2007	$1.064326	$1.057723	0.000
Subaccount Inception Date May 1, 2004	2006	$1.041889	$1.064326	0.000
	2005	$1.033116	$1.041889	0.000
	2004	$1.000000	$1.033116	0.000
JPMorgan International Equity Portfolio	2007	$1.489031	$1.596684	0.000
Subaccount Inception Date May 1, 2004	2006	$1.252178	$1.489031	0.000
	2005	$1.153212	$1.252178	0.000
	2004	$1.000000	$1.153212	0.000
JP Morgan Mid Cap Value Portfolio	2007	$1.392154	$1.398877	0.000
Subaccount Inception Date May 1, 2004	2006	$1.214669	$1.392154	0.000
	2005	$1.133828	$1.214669	0.000
	2004	$1.000000	$1.133828	0.000
JP Morgan Small Company Portfolio	2007	$1.383688	$1.280136	0.000
Subaccount Inception Date May 1, 2004	2006	$1.226543	$1.383688	0.000
	2005	$1.209086	$1.226543	0.000
	2004	$1.000000	$1.209086	0.000
JPMorgan U.S. Large Cap Core Equity Portfolio	2007	$1.219266	$1.215666	0.000
Subaccount Inception Date May 1, 2004	2006	$1.066255	$1.219266	0.000
	2005	$1.072511	$1.066255	0.000
	2004	$1.000000	$1.072511	0.000
MFS New Discovery Series – Service Class	2007	$1.169232	$1.172551	0.000
Subaccount Inception Date May 1, 2002	2006	$1.055494	$1.169232	0.000
	2005	$1.024468	$1.055494	0.000
	2004	$1.000000	$1.024468	0.000
MFS Total Return Series – Service Class	2007	$1.253760	$1.278035	9,584.336
Subaccount Inception Date May 1, 2002	2006	$1.145035	$1.253760	10,609.885
	2005	$1.137739	$1.145035	12,450.000
	2004	$1.000000	$1.137739	0.000
MTB Large-Cap Growth Fund II	2007	$1.100562	$1.178228	0.000
Subaccount Inception Date May 1, 2004	2006	$1.016754	$1.100562	0.000
	2005	$1.016048	$1.016754	0.000
	2004	$1.000000	$1.016048	0.000
MTB Managed Allocation Fund – Aggressive Growth II	2007	$1.203007	$1.270810	0.000
Subaccount Inception Date May 1, 2005	2006	$1.068033	$1.203007	0.000
	2005	$1.000000	$1.068033	0.000
MTB Managed Allocation Fund – Conservative Growth II	2007	$1.069411	$1.102908	0.000
Subaccount Inception Date May 1, 2005	2006	$1.019299	$1.069411	0.000
	2005	$1.000000	$1.019299	0.000
MTB Managed Allocation Fund – Moderate Growth II	2007	$1.154904	$1.210744	0.000
Subaccount Inception Date May 1, 2004	2006	$1.066260	$1.154904	0.000
	2005	$1.045226	$1.066260	0.000
	2004	$1.000000	$1.045226	0.000
MTB Large-Cap Value Fund II	2007	$1.357442	$1.352208	0.000
Subaccount Inception Date May 1, 2004	2006	$1.176667	$1.357442	0.000
	2005	$1.087641	$1.176667	0.000
	2004	$1.000000	$1.087641	0.000

69

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2007	$1.671730	$1.628168	17,930.631
Subaccount Inception Date May 1, 2001	2006	$1.417763	$1.671730	0.000
	2005	$1.383150	$1.417763	0.000
	2004	$1.233271	$1.383150	0.000
	2003	$1.000000	$1.233271	0.000
Transamerica Asset Allocation - Conservative VP – Service Class(1)	2007	$1.398275	$1.465065	368,696.607
Subaccount Inception Date May 1, 2002	2006	$1.297758	$1.398275	119,943.355
	2005	$1.251868	$1.297758	3,211.000
	2004	$1.158727	$1.251868	0.000
	2003	$1.000000	$1.158727	0.000
Transamerica Asset Allocation - Growth VP – Service Class(1)	2007	$1.765771	$1.874319	137,962.543
Subaccount Inception Date May 1, 2002	2006	$1.551604	$1.765771	19,841.232
	2005	$1.404276	$1.551604	0.000
	2004	$1.248932	$1.404276	0.000
	2003	$1.000000	$1.248932	0.000
Transamerica Asset Allocation - Moderate VP – Service Class(1)	2007	$1.503812	$1.599207	2,160,009.759
Subaccount Inception Date May 1, 2002	2006	$1.369719	$1.503812	1,648,321.105
	2005	$1.295146	$1.369719	0.000
	2004	$1.180666	$1.295146	0.000
	2003	$1.000000	$1.180666	0.000
Transamerica Asset Allocation - Moderate Growth VP – Service Class(1)	2007	$1.637730	$1.738795	5,937,841.369
Subaccount Inception Date May 1, 2002	2006	$1.461149	$1.637730	3,017,876.562
	2005	$1.349136	$1.461149	291,184.000
	2004	$1.207772	$1.349136	.000
	2003	$1.000000	$1.207772	0.000
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.032112	$1.105324	694,300.252
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.032112	7,807.413
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.931542	$1.989530	17,461.215
Subaccount Inception Date May 1, 2000	2006	$1.677743	$1.931542	15,436.607
	2005	$1.468479	$1.677743	0.000
	2004	$1.260709	$1.468479	0.000
	2003	$1.000000	$1.260709	0.000
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.749122	$1.831931	8,021.778
Subaccount Inception Date June 1, 1999	2006	$1.554244	$1.749122	0.000
	2005	$1.432568	$1.554244	0.000
	2004	$1.312143	$1.432568	0.000
	2003	$1.000000	$1.312143	0.000
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.535708	$1.509983	0.000
Subaccount Inception Date October 9, 2000	2006	$1.415922	$1.535708	0.000
	2005	$1.352264	$1.415922	0.000
	2004	$1.251112	$1.352264	0.000
	2003	$1.000000	$1.251112	0.000
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.796930	$1.657743	0.000
Subaccount Inception Date January 1, 1995	2006	$1.566401	$1.796930	0.000
	2005	$1.475955	$1.566401	0.000
	2004	$1.284690	$1.475955	0.000
	2003	$1.000000	$1.284690	0.000

70

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.599171	$2.388425	19,233.755
Subaccount Inception Date May 1, 2002	2006	$1.855246	$2.599171	14,410.543
	2005	$1.660425	$1.855246	8,656.000
	2004	$1.269513	$1.660425	0.000
	2003	$1.000000	$1.269513	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.538626	$1.584114	0.000
Subaccount Inception Date May 1, 1997	2006	$1.355718	$1.538626	0.000
	2005	$1.330739	$1.355718	0.000
	2004	$1.217705	$1.330739	0.000
	2003	$1.000000	$1.217705	0.000
Transamerica Jennison Growth VP – Service Class(1)	2007	$1.455795	$1.599086	2,685.936
Subaccount Inception Date December 13, 1996	2006	$1.451445	$1.455795	0.000
	2005	$1.295150	$1.451445	0.000
	2004	$1.205162	$1.295150	0.000
	2003	$1.000000	$1.205162	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.643512	$1.634710	0.000
Subaccount Inception Date May 1, 2000	2006	$1.407373	$1.643512	0.000
	2005	$1.373361	$1.407373	0.000
	2004	$1.277605	$1.373361	0.000
	2003	$1.000000	$1.277605	0.000
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.285516	$1.290857	22,021.416
Subaccount Inception Date June 1, 1999	2006	$1.177206	$1.285516	6,645.652
	2005	$1.174817	$1.177206	6,940.000
	2004	$1.086836	$1.174817	0.000
	2003	$1.000000	$1.086836	0.000
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.909198	$2.051695	1,514.525
Subaccount Inception Date May 1, 2001	2006	$1.573346	$1.909198	1,524.413
	2005	$1.417665	$1.573346	0.000
	2004	$1.257247	$1.417665	0.000
	2003	$1.000000	$1.257247	0.000
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.462445	$1.734221	2,508.919
Subaccount Inception Date May 1, 2000	2006	$1.408780	$1.462445	0.000
	2005	$1.318758	$1.408780	0.000
	2004	$1.192513	$1.318758	0.000
	2003	$1.000000	$1.192513	0.000
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.075309	$1.154883	59,991.173
Subaccount Inception Date May 1, 2002	2006	$1.048392	$1.075309	6,866.252
	2005	$1.040825	$1.048392	21,806.000
	2004	$1.011723	$1.040825	0.000
	2003	$1.000000	$1.011723	0.000
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.654712	$1.683307	11,385.669
Subaccount Inception Date June 28, 1995	2006	$1.412035	$1.654712	0.000
	2005	$1.377884	$1.412035	0.000
	2004	$1.218401	$1.377884	0.000
	2003	$1.000000	$1.218401	0.000
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.532844	$1.658397	0.000
Subaccount Inception Date April 28, 1995	2006	$1.372412	$1.532844	0.000
	2005	$1.312796	$1.372412	0.000
	2004	$1.213849	$1.312796	0.000
	2003	$1.000000	$1.213849	0.000

71

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.612498	$1.739305	31,894.403
Subaccount Inception Date May 1, 2000	2006	$1.580617	$1.612498	16,904.736
	2005	$1.450314	$1.580617	0.000
	2004	$1.334243	$1.450314	0.000
	2003	$1.000000	$1.334243	0.000
Transamerica Templeton Global VP – Service Class(3)	2007	$1.343616	$1.524962	180,919.219
Subaccount Inception Date October 9, 2000	2006	$1.149052	$1.343616	16,113.826
	2005	$1.085463	$1.149052	0.000
	2004	$1.207910	$1.085463	0.000
	2003	$1.000000	$1.207910	0.000
Transamerica Balanced VP – Service Class(1)	2007	$1.375028	$1.538844	151,476.583
Subaccount Inception Date May 1, 2002	2006	$1.280899	$1.375028	11,125.774
	2005	$1.203735	$1.280899	0.000
	2004	$1.099798	$1.203735	0.000
	2003	$1.000000	$1.099798	0.000
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.439300	$1.680554	94,199.282
Subaccount Inception Date May 1, 2002	2006	$1.317623	$1.439300	49,395.588
	2005	$1.289055	$1.317623	0.000
	2004	$1.155678	$1.289055	0.000
	2003	$1.000000	$1.155678	0.000
Transamerica Equity VP – Service Class(1)	2007	$1.699640	$1.946886	17,227.657
Subaccount Inception Date May 1, 2000	2006	$1.588512	$1.699640	17,316.689
	2005	$1.383835	$1.588512	9,940.000
	2004	$1.212483	$1.383835	0.000
	2003	$1.000000	$1.212483	0.000
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.708229	$2.069592	8,468.206
Subaccount Inception Date May 1, 2001	2006	$1.649588	$1.708229	0.000
	2005	$1.441358	$1.649588	0.000
	2004	$1.253265	$1.441358	0.000
	2003	$1.000000	$1.253265	0.000
Transamerica Money Market VP – Service Class(1)	2007	$1.033653	$1.068957	562,831.585
Subaccount Inception Date January 1, 1995	2006	$1.002241	$1.033653	3,077.360
	2005	$0.989235	$1.002241	82,848.000
	2004	$0.994632	$0.989235	0.000
	2003	$1.000000	$0.994632	0.000
Transamerica Science & Technology VP – Service Class(1)	2007	$1.388698	$1.816297	28,370.239
Subaccount Inception Date May 1, 2001	2006	$1.396058	$1.388698	0.000
	2005	$1.388348	$1.396058	0.000
	2004	$1.307629	$1.388348	0.000
	2003	$1.000000	$1.307629	0.000
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.037718	$1.083556	46,584.571
Subaccount Inception Date June 16, 1995	2006	$1.019980	$1.037718	49,992.154
	2005	$1.013133	$1.019980	41,575.000
	2004	$0.997393	$1.013133	0.000
	2003	$1.000000	$0.997393	0.000
Transamerica Van Kampen Active International Allocation VP – Service Class(1)	2007	$2.049025	$2.331513	16,412.659
Subaccount Inception Date January 1, 1995	2006	$1.684932	$2.049025	4,836.223
	2005	$1.502279	$1.684932	4,862.000
	2004	$1.315176	$1.502279	0.000
	2003	$1.000000	$1.315176	0.000

72

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.498128	$1.611051	18,277.146
Subaccount Inception Date January 1, 1995	2006	$1.378817	$1.498128	0.000
	2005	$1.279936	$1.378817	0.000
	2004	$1.152270	$1.279936	0.000
	2003	$1.000000	$1.152270	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.441000	$1.738726	18,029.909
Subaccount Inception Date May 1, 2001	2006	$1.331937	$1.441000	5,542.390
	2005	$1.257274	$1.331937	0.000
	2004	$1.191283	$1.257274	0.000
	2003	$1.000000	$1.191283	0.000
PAM Transamerica U.S. Government Securities VP – Service Class	2007	$1.058647	$1.083556	46,601
Subaccount Inception Date June 1, 2004	2006	$1.040541	$1.058647	0.000
	2005	$1.033562	$1.040541	0.000
	2004	$1.000000	$1.033562	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.267676	$1.268385	2,541.150
Subaccount Inception Date May 1, 2002	2006	$1.136976	$1.267676	2,716.271
	2005	$1.092421	$1.136976	2,977.000
	2004	$0.998447	$1.092421	0.000
	2003	$1.000000	$0.998447	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.192910	$1.315674	0.000
Subaccount Inception Date May 1, 2002	2006	$1.139348	$1.192910	0.000
	2005	$1.062933	$1.139348	0.000
	2004	$1.012659	$1.062933	0.000
	2003	$1.000000	$1.012659	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.347197	$1.394446	1,703.788
Subaccount Inception Date May 1, 2001	2006	$1.166530	$1.347197	0.000
	2005	$1.129734	$1.166530	0.000
	2004	$1.028983	$1.129734	0.000
	2003	$1.000000	$1.028983	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.134725	$1.272565	28,274.344
Subaccount Inception Date May 1, 2001	2006	$1.156857	$1.134725	1,319.024
	2005	$1.020390	$1.156857	0.000
	2004	$0.954070	$1.020390	0.000
	2003	$1.000000	$0.954070	0.000
Fidelity - VIP Contrafund® Portfolio – Service Class 2		$1.574294
Subaccount Inception Date May 1, 2000	2007	$1.574294	$1.822872	117,164.901
	2006	$1.431098	$1.574294	51,255.706
	2005	$1.242763	$1.431098	19,642.000
	2004	$1.093234	$1.242763	0.000
	2003	$1.000000	$1.093234	0.000
Fidelity - VIP Equity-Income Portfolio – Service Class 2	2007	$1.424871	$1.424382	27,298.193
Subaccount Inception Date May 1, 2000	2006	$1.203501	$1.424871	8,767.116
	2005	$1.154787	$1.203501	7,031.000
	2004	$1.051697	$1.154787	0.000
	2003	$1.000000	$1.051697	0.000
Fidelity - VIP Growth Portfolio – Service Class 2	2007	$1.087133	$1.359202	13,120.108
Subaccount Inception Date May 1, 2000	2006	$1.033325	$1.087133	0.000
	2005	$0.992121	$1.033325	0.000
	2004	$0.974625	$0.992121	0.000
	2003	$1.000000	$0.974625	0.000

73

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Fidelity - VIP Mid Cap Portfolio – Service Class 2	2007	$1.863182	$2.121232	58,919.960
Subaccount Inception Date May 1, 2000	2006	$1.679083	$1.863182	40,191.385
	2005	$1.441197	$1.679083	6,971.000
	2004	$1.171204	$1.441197	0.000
	2003	$1.000000	$1.171204	0.000
Fidelity - VIP Value Strategies Portfolio – Service Class 2	2007	$1.514528	$1.576332	0.000
Subaccount Inception Date May 1, 2000	2006	$1.322459	$1.514528	0.000
	2005	$1.307865	$1.322459	0.000
	2004	$1.163843	$1.307865	0.000
	2003	$1.000000	$1.163843	0.000
Franklin Income Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.971026	348,868.572
Mutual Shares Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.965072	263,370.577
Templeton Foreign Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.069777	61,087.667
Janus Aspen - Mid Cap Growth Portfolio – Service Shares	2007	$1.560633	$1.875424	0.000
Subaccount Inception Date October 9, 2000	2006	$1.395231	$1.560633	0.000
	2005	$1.261578	$1.395231	0.000
	2004	$1.060809	$1.261578	0.000
	2003	$1.000000	$1.060809	0.000
Janus Aspen - Worldwide Growth Portfolio – Service Shares	2007	$1.194022	$1.288974	27,754.435
Subaccount Inception Date October 9, 2000	2006	$1.025549	$1.194022	0.000
	2005	$0.984054	$1.025549	0.000
	2004	$0.953700	$0.984054	0.000
	2003	$1.000000	$0.953700	0.000
JPMorgan Bond Portfolio	2007	$1.082570	$1.082790	27,707.781
Subaccount Inception Date May 1, 2004	2006	$1.053009	$1.082570	11,716.555
	2005	$1.037499	$1.053009	0.000
	2004	$1.000000	$1.037499	0.000
JPMorgan International Equity Portfolio	2007	$1.514528	$1.634494	12,378.075
Subaccount Inception Date May 1, 2004	2006	$1.265527	$1.514528	11,642.606
	2005	$1.158107	$1.265527	0.000
	2004	$1.000000	$1.158107	0.000
JP Morgan Mid Cap Value Portfolio	2007	$1.416010	$1.432037	0.000
Subaccount Inception Date May 1, 2004	2006	$1.227627	$1.416010	0.000
	2005	$1.138642	$1.227627	0.000
	2004	$1.000000	$1.138642	0.000
JP Morgan Small Company Portfolio	2007	$1.407397	$1.310470	1,072.265
Subaccount Inception Date May 1, 2004	2006	$1.239623	$1.407397	7,383.841
	2005	$1.214218	$1.239623	6,282.000
	2004	$1.000000	$1.214218	0.000
JPMorgan U.S. Large Cap Core Equity Portfolio	2007	$1.240178	$1.244491	0.000
Subaccount Inception Date May 1, 2004	2006	$1.077649	$1.240178	0.000
	2005	$1.077074	$1.077649	0.000
	2004	$1.000000	$1.077074	0.000

74

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
MFS New Discovery Series – Service Class	2007	$1.193842	$1.204962	3,368.624
Subaccount Inception Date May 1, 2002	2006	$1.070861	$1.193842	0.000
	2005	$1.032777	$1.070861	0.000
	2004	$0.985079	$1.032777	0.000
	2003	$1.000000	$0.985079	0.000
MFS Total Return Series – Service Class	2007	$1.286878	$1.320266	72,560.252
Subaccount Inception Date May 1, 2002	2006	$1.167818	$1.286878	50,881.653
	2005	$1.53001	$1.167818	16,569.000
	2004	$1.052023	$1.53001	0.000
	2003	$1.000000	$1.052023	0.000
MTB Large-Cap Growth Fund II	2007	$1.119375	$1.206108	8,854.722
Subaccount Inception Date May 1, 2004	2006	$1.027615	$1.119375	0.000
	2005	$1.020371	$1.027615	0.000
	2004	$1.000000	$1.020371	0.000
MTB Managed Allocation Fund – Aggressive Growth II	2007	$1.215864	$1.292676	20,680.944
Subaccount Inception Date May 1, 2005	2006	$1.072581	$1.215864	12,942.294
	2005	$1.000000	$1.072581	0.000
MTB Managed Allocation Fund – Conservative Growth II	2007	$1.080822	$1.121871	76,074.536
Subaccount Inception Date May 1, 2005	2006	$1.023630	$1.080822	85,310.568
	2005	$1.000000	$1.023630	85,311.000
MTB Managed Allocation Fund – Moderate Growth II	2007	$1.174699	$1.239441	113,680.986
Subaccount Inception Date May 1, 2004	2006	$1.077644	$1.174699	94,224.555
	2005	$1.049665	$1.077644	62,987.000
	2004	$1.000000	$1.049665	0.000
MTB Large-Cap Value Fund II	2007	$1.380707	$1.384266	49,909.961
Subaccount Inception Date May 1, 2004	2006	$1.189231	$1.380707	42,981.950
	2005	$1.092265	$1.189231	20,080.000
	2004	$1.000000	$1.092265	0.000
Transamerica American Century Large Company Value VP – Initial Class	2007	$1.430194	$1.396009	0.000
Subaccount Inception Date May 1, 2001	2006	$1.210492	$1.430194	0.000
	2005	$1.177364	$1.210492	0.000
	2004	$1.047037	$1.177364	0.000
	2003	$1.000000	$1.047037	0.000
Transamerica Asset Allocation - Conservative VP – Initial Class	2007	$1.323313	$1.389635	0.000
Subaccount Inception Date May 1, 2002	2006	$1.224786	$1.323313	0.000
	2005	$1.179538	$1.224786	0.000
	2004	$1.089116	$1.179538	0.000
	2003	$1.000000	$1.089116	0.000
Transamerica Asset Allocation - Growth VP – Initial Class	2007	$1.483425	$1.577851	0.000
Subaccount Inception Date May 1, 2002	2006	$1.299672	$1.483425	0.000
	2005	$1.172954	$1.299672	0.000
	2004	$1.040631	$1.172954	0.000
	2003	$1.000000	$1.040631	0.000
Transamerica Asset Allocation - Moderate VP – Initial Class	2007	$1.375068	$1.465301	0.000
Subaccount Inception Date May 1, 2002	2006	$1.249478	$1.375068	0.000
	2005	$1.177978	$1.249478	0.000
	2004	$1.071274	$1.177978	0.000
	2003	$1.000000	$1.071274	0.000

75

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2007	$1.441971	$1.534546	0.000
Subaccount Inception Date May 1, 2002	2006	$1.283146	$1.441971	0.000
	2005	$1.182586	$1.283146	0.000
	2004	$1.055085	$1.182586	0.000
	2003	$1.000000	$1.055085	0.000
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2007	$1.600985	$1.653630	0.000
Subaccount Inception Date May 1, 2000	2006	$1.387034	$1.600985	0.000
	2005	$1.211837	$1.387034	0.000
	2004	$1.037373	$1.211837	0.000
	2003	$1.000000	$1.037373	0.000
Transamerica Capital Guardian Global VP – Initial Class	2007	$1.475760	$1.548570	0.000
Subaccount Inception Date June 1, 1999	2006	$1.307639	$1.475760	0.000
	2005	$1.202232	$1.307639	0.000
	2004	$1.098404	$1.202232	0.000
	2003	$1.000000	$1.098404	0.000
Transamerica Capital Guardian U.S. Equity VP – Initial Class	2007	$1.319231	$1.300209	0.000
Subaccount Inception Date October 9, 2000	2006	$1.213677	$1.319231	0.000
	2005	$1.156474	$1.213677	0.000
	2004	$1.067291	$1.156474	0.000
	2003	$1.000000	$1.067291	0.000
Transamerica Capital Guardian Value VP – Initial Class	2007	$1.459676	$1.350305	0.000
Subaccount Inception Date January 1, 1995	2006	$1.269220	$1.459676	0.000
	2005	$1.193653	$1.269220	0.000
	2004	$1.036131	$1.193653	0.000
	2003	$1.000000	$1.036131	0.000
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2007	$2.573569	$2.370020	0.000
Subaccount Inception Date May 1, 2002	2006	$1.832327	$2.573569	0.000
	2005	$1.635687	$1.832327	0.000
	2004	$1.247170	$1.635687	0.000
	2003	$1.000000	$1.247170	0.000
Transamerica JPMorgan Enhanced Index VP – Initial Class	2007	$1.302033	$1.343558	0.000
Subaccount Inception Date May 1, 1997	2006	$1.143780	$1.302033	0.000
	2005	$1.119870	$1.143780	0.000
	2004	$1.021871	$1.119870	0.000
	2003	$1.000000	$1.021871	0.000
Transamerica Jennison Growth VP – Initial Class	2007	$1.166632	$1.284175	0.000
Subaccount Inception Date December 13, 1996	2006	$1.159008	$1.166632	0.000
	2005	$1.031770	$1.159008	0.000
	2004	$0.957795	$1.031770	0.000
	2003	$1.000000	$0.957795	0.000
Transamerica Legg Mason Partners All Cap VP – Initial Class(2)	2007	$1.328787	$1.325226	0.000
Subaccount Inception Date May 1, 2000	2006	$1.135338	$1.328787	0.000
	2005	$1.105003	$1.135338	0.000
	2004	$1.025659	$1.105003	0.000
	2003	$1.000000	$1.025659	0.000
Transamerica MFS High Yield VP – Initial Class	2007	$1.372181	$1.379583	0.000
Subaccount Inception Date June 1, 1999	2006	$1.252826	$1.372181	0.000
	2005	$1.246462	$1.252826	0.000
	2004	$1.150343	$1.246462	0.000
	2003	$1.000000	$1.150343	0.000

76

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Transamerica MFS International Equity VP – Initial Class(3)	2007	$1.496170	$1.612043	0.000
Subaccount Inception Date May 1, 2001	2006	$1.231481	$1.496170	0.000
	2005	$1.105264	$1.231481	0.000
	2004	$0.979225	$1.105264	0.000
	2003	$1.000000	$0.979225	0.000
Transamerica Marsico Growth VP – Initial Class(4)	2007	$1.475008	$1.753052	0.000
Subaccount Inception Date May 1, 2000	2006	$1.418087	$1.475008	0.000
	2005	$1.322924	$1.418087	0.000
	2004	$1.193911	$1.322924	0.000
	2003	$1.000000	$1.193911	0.000
Transamerica PIMCO Total Return VP – Initial Class	2007	$1.168829	$1.257002	0.000
Subaccount Inception Date May 1, 2002	2006	$1.136148	$1.168829	0.000
	2005	$1.124682	$1.136148	0.000
	2004	$1.090330	$1.124682	0.000
	2003	$1.000000	$1.090330	0.000
Transamerica T. Rowe Price Equity Income VP – Initial Class	2007	$1.426503	$1.454816	0.000
Subaccount Inception Date June 28, 1995	2006	$1.214671	$1.426503	0.000
	2005	$1.181867	$1.214671	0.000
	2004	$1.042793	$1.181867	0.000
	2003	$1.000000	$1.042793	0.000
Transamerica T. Rowe Price Growth Stock VP – Initial Class	2007	$1.342311	$1.456316	0.000
Subaccount Inception Date April 28, 1995	2006	$1.199234	$1.342311	0.000
	2005	$1.144273	$1.199234	0.000
	2004	$1.055194	$1.144273	0.000
	2003	$1.000000	$1.055194	0.000
Transamerica T. Rowe Price Small Cap VP – Initial Class	2007	$1.254498	$1.357315	0.000
Subaccount Inception Date May 1, 2000	2006	$1.226760	$1.254498	0.000
	2005	$1.123465	$1.226760	0.000
	2004	$1.031215	$1.123465	0.000
	2003	$1.000000	$1.031215	0.000
Transamerica Templeton Global VP – Initial Class(5)	2007	$1.388874	$1.579962	0.000
Subaccount Inception Date May 1, 2000	2006	$1.184338	$1.388874	0.000
	2005	$1.116318	$1.184338	0.000
	2004	$0.928396	$1.116318	0.000
	2003	$1.000000	$0.928396	0.000
Transamerica Balanced VP – Initial Class	2007	$1.332696	$1.494481	0.000
Subaccount Inception Date May 1, 2002	2006	$1.237092	$1.332696	0.000
	2005	$1.160714	$1.237092	0.000
	2004	$1.057833	$1.160714	0.000
	2003	$1.000000	$1.057833	0.000
Transamerica Convertible Securities VP – Initial Class	2007	$1.414865	$1.656873	0.000
Subaccount Inception Date May 1, 2002	2006	$1.292368	$1.414865	0.000
	2005	$1.260191	$1.292368	0.000
	2004	$1.127956	$1.260191	0.000
	2003	$1.000000	$1.127956	0.000
Transamerica Equity VP – Initial Class(6)	2007	$1.541267	$1.769136	0.000
Subaccount Inception Date May 1, 2000	2006	$1.436101	$1.541267	0.000
	2005	$1.248282	$1.436101	0.000
	2004	$1.091940	$1.248282	0.000
	2003	$1.000000	$1.091940	0.000

77

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Transamerica Growth Opportunities VP – Initial Class	2007	$1.407439	$1.710005	0.000
Subaccount Inception Date May 1, 2001	2006	$1.356483	$1.407439	0.000
	2005	$1.182204	$1.356483	0.000
	2004	$1.026868	$1.182204	0.000
	2003	$1.000000	$1.026868	0.000
Transamerica Money Market VP – Initial Class	2007	$1.040621	$1.078853	0.000
Subaccount Inception Date January 1, 1995	2006	$1.006491	$1.040621	0.000
	2005	$0.990971	$1.006491	0.000
	2004	$0.993896	$0.990971	0.000
	2003	$1.000000	$0.993896	0.000
Transamerica Science & Technology VP – Initial Class(7)	2007	$1.140761	$1.494887	0.000
Subaccount Inception Date May 1, 2001	2006	$1.144051	$1.140761	0.000
	2005	$1.135476	$1.144051	0.000
	2004	$1.064476	$1.135476	0.000
	2003	$1.000000	$1.064476	0.000
Transamerica U.S. Government Securities VP – Initial Class	2007	$1.111955	$1.163996	0.000
Subaccount Inception Date June 16, 1995	2006	$1.090697	$1.111955	0.000
	2005	$1.080729	$1.090697	0.000
	2004	$1.059877	$1.080729	0.000
	2003	$1.000000	$1.059877	0.000
Transamerica Van Kampen Active International Allocation VP – Initial Class	2007	$1.695068	$1.934279	0.000
Subaccount Inception Date January 1, 1995	2006	$1.390238	$1.695068	0.000
	2005	$1.237571	$1.390238	0.000
	2004	$1.080388	$1.237571	0.000
	2003	$1.000000	$1.080388	0.000
Transamerica Van Kampen Large Cap Core VP – Initial Class	2007	$1.368013	$1.475270	0.000
Subaccount Inception Date January 1, 1995	2006	$1.255965	$1.368013	0.000
	2005	$1.162777	$1.255965	0.000
	2004	$1.044706	$1.162777	0.000
	2003	$1.000000	$1.044706	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class	2007	$1.115871	$1.349671	0.000
Subaccount Inception Date May 1, 2001	2006	$1.028462	$1.115871	0.000
	2005	$0.968672	$1.028462	0.000
	2004	$0.915881	$0.968672	0.000
	2003	$1.000000	$0.915881	0.000

(1)	Transamerica Series Trust — All underlying subaccounts under Transamerica Series Trust have added to and/or revised the subaccounts name to include Transamerica at the beginning of the subaccount name and VP to the end of the subaccount name.

(2)	This subacccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 then you may only invest in the Initial Class Shares. If you purchased your policy on or after May 1, 2003, then you only invest in Service Class Shares.

(3)	Formerly known as Templeton Transamerica Global.

The Transamerica Small/Mid Cap Value VP – Service Class, Transamerica Value Balanced VP – Service Class, Transamerica Index 50 VP – Service Class, Transamerica Index 75 VP – Service Class and Fideilty – VIP Balanced Portfolio – Service Class 2 had not commenced operations as of December 31, 2007 therefore, comparable data is not available.

78

APPENDIX

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV343 101 90 396 (Policy Form)	January 1997
AE 1138 1199 (endorsement – DCA)	November 1999

79

Product Feature	AV343 101 90 396 and AE 1138 1199
Guaranteed Minimum Death Benefit Option(s)	Annual Step-Up Death Benefit (available if owner and annuitant are age 80 or younger) and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%

Nursing Care and Terminal Condition Withdrawal Option	Yes

Asset Rebalancing	Yes

Death Proceeds	Greatest of (a) policy value and (b) guaranteed minimum death benefit.

Distribution Financing Charge	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)

Dollar Cost Averaging Fixed Account Option	Yes

Service Charge	Assessed either on a policy anniversary or on surrender; waived if your policy value or the sum of your premium(s), less all partial surrenders, is at least $50,000.

80

APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

81

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Example 2:

Assumptions:

PV = $120,000

GFV = $100,000

WD = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Lifetime Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

82

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$ 100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

83

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48

2.	$ 100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

84

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$ 100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

85

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29

2.	$ 100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

86

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

87

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

3.	Minimum remaining withdrawal amount (“MRWA”)

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

88

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE RIDER — (Continued)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

89

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE RIDER — (Continued)

Result. The new withdrawal base is $97,647.06

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Question: What is the new rider withdrawal amount?

$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

You = owner and annuitant, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

90

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE RIDER — (Continued)

Assumptions:

You = owner and annuitant, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $ 162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the annual growth credit stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)

2.	$ 100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

91

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE RIDER — (Continued)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the annual growth credit stops on the 10th rider anniversary.

GPWD = $10,000

EWD = $1,856 ($10,000 - $8,144)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74 = $89,773.26

Result. The rider benefit is $89,773.26.

NOTE. Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The total withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

92

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE RIDER — (Continued)

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new withdrawal base is $159,195.66

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$159,195.66 (the adjusted withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base.

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TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2008

to the

Prospectus dated May 1, 2008

Some selling firms require that the issue ages be lower for their clients. Accordingly, this supplement changes the issue age as follows:

The annuitant, owner, and any joint owner are age 85 or younger (may be lower for qualified policies).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark NY Variable Annuity dated May 1, 2008

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2008

to the

Prospectus dated May 1, 2008

Some selling firms discourage their clients from purchasing certain optional benefits based solely on the client's age. You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark NY Variable Annuity dated May 1, 2008

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA BNY

Offered by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Landmark NY Variable Annuity offered by Transamerica Financial Life Insurance Company. You may obtain a copy of the current prospectus by calling (800) 525-6205, or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2008

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Administrative and Service Office — Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence. This day may be any date at least thrity days after the poicy date and man ot be later than 10 days after the last day of the policy month following the month after the annuitant attains age 90, or 10 years from the policy date. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The policy value less any applicable surrender charge and service charge and rider fees, if any (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Partial Surrender — The portion of a partial surrender (surrender) that exceeds the free amount.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider and the Retirement Income Choice Rider.

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Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolios.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

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Surrender Charge — A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received at the administrative and service office. For some transactions, the Company may accept an electronic notice, such as telephone instructions, instead of written notice. Such written or electronic notice must meet the requirements the Company establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica Financial Life Insurance Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between the Company and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

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Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, the Company will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing

8

subaccounts from the separate account, or combine subaccounts, or (5)add new underlying fund portfolios, or substitute a new fund for an existing fund.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company at its administrative and service office at least thirty (30) days prior to the annuity commencement date (elections less than 30 days require prior approval). If no election is made prior to the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in

9

your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

D eath Benefit

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) multiplied by (2), where:

(1)	is the gross partial surrender;

(2)	is the adjustment factor = current death proceeds prior to the gross partial surrender divided by the policy value prior to the gross partial surrender, where death proceeds are equal to the maximum of the policy value, cash value, and the death benefit.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1

Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death benefit proceeds	$75,000
Total gross partial surrender	$15,600
Adjusted partial surrender = $15,600 * (75,000/50,000)	$23,400
New guaranteed minimum death benefit (after surrender) = 75,000 - 23,400	$51,600
New policy value (after surrender) = 50,000 - 15,600	$34,400

Summary:
Reduction in guaranteed minimum death benefit	= $23,400
Reduction in policy value	= $15,600

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

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Example 2

Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death benefit proceeds	$75,000
Total gross partial surrender	$15,450
Adjusted partial surrender = $15,450 * (75,000/75,000)	$15,450
New guaranteed minimum death benefit (after surrender) = 50,000 - 15,450	$34,550
New policy value (after surrender) = 75,000 - 15,450	$59,550

Summary:
Reduction in the guaranteed minimum death benefit	= $15,450
Reduction in policy value	= $15,450

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt (at our administrative and service office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner

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fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

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Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets.

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We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Ta xation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible

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rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We may make available, as options under the policy, certain guaranteed lifetime withdrawal benefits and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($5,000 for 2008, $6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

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The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $116,000 for single filers, $169,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($5,000 for 2008, $6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1/2.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of

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investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a nongovernmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

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The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor = (A + B - C) - E

                                                   D

Where:

A	=	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
		Assume	A = $11.57

B	=	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.

		Assume	B= 0

C	=	The per share charge or credit for any taxes reserved for at the end of the current valuation period.

		Assume	C= 0

D	=	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

		Assume	D = $ 11.40

E	=	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.30% on an annual basis; On a daily basis, this equals 0.0000353875.

Then, the net investment factor = (11.57 + 0 – 0) - 0.0000353875 = Z = 1.0148768932

                                                                 (11.40)

Formula and Illustration for Determining Accumulation Unit Value

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Accumulation Unit Value = A * B

Where:

A	=	The accumulation unit value for the immediately preceding valuation period. Assume = $X

B	=	The net investment factor for the current valuation period. Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the policy value held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

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Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A	=	annuity unit value for the immediately preceding valuation period. Assume = $X

B	=	Net investment factor for the valuation period for which the annuity unit value is being calculated. Assume = $Y

C	=	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used. Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B

                                                                    $ 1,000

Where:

A	=	The adjusted policy value as of the annuity commencement date. Assume = $X

B	=	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy. Assume = $Y

Then, the first monthly variable annuity payment = $X *$Y = $Z

                                                                                          1,000

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Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =   A

                                               B

Where:

A	=	The dollar amount of the first monthly variable annuity payment. Assume = $X

B	=	The annuity unit value for the valuation date on which the first monthly payment is due. Assume = Y

Then, the number of annuity units =   $X   = Z

                                                                $Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any

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premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

Other Subaccount Yields

The Company may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the money market subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI - ES)/(U - UV)) + 1)6 -1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

ES	=	Expenses of the subaccount for the 30-day period.

U	=	The average number of units outstanding.

UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield

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calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%:

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CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

The Company is subject to the laws of New York governing insurance companies and to regulation by the New York Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine the Company’s contract liabilities and reserves so that the Division may determine the items are correct. The Company’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

24

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Corporation, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

Effective May 1, 2007 TCI replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the policies. TCI’s home office is located at 4600 S Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of banks and broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. During fiscal year 2007, the amounts paid to TCI in connection with all policies sold through the separate account were $729,497. TCI passes through commissions it receives to selling firms for their sales and does not retain any portion of them.

During fiscal years 2007, 2006, and 2005, the amounts paid to AFSG in connection with all policies sold through the separate account were $298,513, $828,102, and $699,867, respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and

25

educational seminars for their sales representatives; and (4)other sales expenses incurred by them. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

26

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to the Company relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Financial statements of the Transamerica Landmark NY Variable Annuity subaccounts of Separate Account VA BNY, which are available for investment by Transamerica Landmark NY Variable Annuity policy owners on December 31, 2007 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA BNY, which are available for investment by Transamerica Landmark NY Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

27

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2007	$1.407450	$1.361980	0.000
Subaccount Inception Date May 1, 2001	2006	$1.201253	$1.407450	0.000
	2005	$1.179421	$1.201253	0.000
	2004	$1.000000	$1.179421	0.000
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.220709	$1.270830	0.000
Subaccount Inception Date May 1, 2002	2006	$1.140199	$1.220709	0.000
	2005	$1.106919	$1.140199	0.000
	2004	$1.000000	$1.106919	0.000
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.452146	$1.531534	23,628.526
Subaccount Inception Date May 1, 2002	2006	$1.284181	$1.452146	0.000
	2005	$1.169683	$1.284181	0.000
	2004	$1.000000	$1.169683	0.000
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.292796	$1.365998	0.000
Subaccount Inception Date May 1, 2002	2006	$1.185058	$1.292796	0.000
	2005	$1.127695	$1.185058	0.000
	2004	$1.000000	$1.127695	0.000
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.385012	$1.461051	0.000
Subaccount Inception Date May 1, 2002	2006	$1.243584	$1.385012	0.000
	2005	$1.155592	$1.243584	0.000
	2004	$1.000000	$1.155592	0.000
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.027743	$1.093585	0.000
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.027743	0.000
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.627009	$1.665113	0.000
Subaccount Inception Date May 1, 2000	2006	$1.422266	$1.627009	0.000
	2005	$1.252828	$1.422266	0.000
	2004	$1.000000	$1.252828	0.000
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.393350	$1.449954	0.000
Subaccount Inception Date June 1, 1999	2006	$1.246027	$1.393350	0.000
	2005	$1.155832	$1.246027	0.000
	2004	$1.000000	$1.155832	0.000
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.265858	$1.236669	0.000
Subaccount Inception Date October 9, 2000	2006	$1.174585	$1.265858	0.000
	2005	$1.128951	$1.174585	0.000
	2004	$1.000000	$1.128951	0.000
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.469566	$1.347047	0.000
Subaccount Inception Date January 1, 1995	2006	$1.289236	$1.469566	0.000
	2005	$1.222563	$1.289236	0.000
	2004	$1.000000	$1.222563	0.000
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.158253	$1.970525	7,643.908
Subaccount Inception Date May 1, 2002	2006	$1.550371	$2.158253	8,461.833
	2005	$1.396448	$1.550371	9,929.000
	2004	$1.000000	$1.396448	0.000

28

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.310582	$1.340681	0.000
Subaccount Inception Date May 1, 1997	2006	$1.162163	$1.310582	0.000
	2005	$1.148055	$1.162163	0.000
	2004	$1.000000	$1.148055	0.000
Transamerica Jennison Growth VP– Service Class(1)	2007	$1.219689	$1.331150	0.000
Subaccount Inception Date December 13, 1996	2006	$1.223828	$1.219689	0.000
	2005	$1.099019	$1.223828	0.000
	2004	$1.000000	$1.099019	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.330325	$1.314715	0.000
Subaccount Inception Date May 1, 2000	2006	$1.146477	$1.330325	0.000
	2005	$1.125917	$1.146477	0.000
	2004	$1.000000	$1.125917	0.000
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.197194	$1.194463	0.000
Subaccount Inception Date June 1, 1999	2006	$1.103340	$1.197194	0.000
	2005	$1.108153	$1.103340	0.000
	2004	$1.000000	$1.108153	0.000
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.588686	$1.696321	0.000
Subaccount Inception Date May 1, 2001	2006	$1.317598	$1.588686	0.000
	2005	$1.194818	$1.317598	0.000
	2004	$1.000000	$1.194818	0.000
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.206505	$1.421554	0.000
Subaccount Inception Date May 1, 2000	2006	$1.169672	$1.206505	0.000
	2005	$1.101933	$1.169672	0.000
	2004	$1.000000	$1.101933	0.000
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.056730	$1.127650	10,400.853
Subaccount Inception Date May 1, 2002	2006	$1.036872	$1.056730	11,513.763
	2005	$1.035977	$1.036872	13,510.000
	2004	$1.000000	$1.035977	0.000
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.418333	$1.433598	115,886.361
Subaccount Inception Date June 28, 1995	2006	$1.218057	$1.418333	120,991.500
	2005	$1.196204	$1.218057	126,047.000
	2004	$1.000000	$1.196204	0.000
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.304545	$1.402355	0.000
Subaccount Inception Date April 28, 1995	2006	$1.175487	$1.304545	0.000
	2005	$1.131624	$1.175487	0.000
	2004	$1.000000	$1.131624	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.203528	$1.289852	0.000
Subaccount Inception Date May 1, 2000	2006	$1.187285	$1.203528	0.000
	2005	$1.096368	$1.187285	0.000
	2004	$1.000000	$1.096368	0.000
Transamerica Templeton Global VP – Service Class(3)	2007	$1.320902	$1.489578	0.000
Subaccount Inception Date October 9, 2000	2006	$1.136855	$1.320902	0.000
	2005	$1.051742	$1.136855	0.000
	2004	$1.000000	$1.051742	0.000
Transamerica Balanced VP – Service Class(1)	2007	$1.264951	$1.406565	0.000
Subaccount Inception Date May 1, 2002	2006	$1.185899	$1.264951	0.000
	2005	$1.121594	$1.185899	0.000
	2004	$1.000000	$1.121594	0.000

29

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.246196	$1.445762	0.000
Subaccount Inception Date May 1, 2002	2006	$1.148149	$1.246196	0.000
	2005	$1.130446	$1.148149	0.000
	2004	$1.000000	$1.130446	0.000
Transamerica Equity VP – Service Class(1)	2007	$1.429765	$1.627255	0.000
Subaccount Inception Date May 1, 2000	2006	$1.344838	$1.429765	0.000
	2005	$1.179060	$1.344838	0.000
	2004	$1.000000	$1.179060	0.000
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.382669	$1.664426	0.000
Subaccount Inception Date May 1, 2001	2006	$1.343754	$1.382669	0.000
	2005	$1.181645	$1.343754	0.000
	2004	$1.000000	$1.181645	0.000
Transamerica Money Market VP – Service Class(1)	2007	$1.017104	$1.045100	0.000
Subaccount Inception Date January 1, 1995	2006	$0.992507	$1.017104	0.000
	2005	$0.985904	$0.992507	0.000
	2004	$1.000000	$0.985904	0.000
Transamerica Science & Technology VP – Service Class(1)	2007	$1.065462	$1.384606	0.000
Subaccount Inception Date May 1, 2001	2006	$1.077966	$1.065462	0.000
	2005	$1.078883	$1.077966	0.000
	2004	$1.000000	$1.078883	0.000
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.030596	$1.069229	0.000
Subaccount Inception Date June 16, 1995	2006	$1.019453	$1.030596	0.000
	2005	$1.019091	$1.019453	0.000
	2004	$1.000000	$1.019091	0.000
Transamerica Van Kampen Active International Allocation VP – Service Class(1)	2007	$1.678120	$1.897250	0.000
	2006	$1.388757	$1.678120	0.000
Subaccount Inception Date January 1, 1995	2005	$1.246139	$1.388757	0.000
	2004	$1.000000	$1.246139	0.000
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.325393	$1.416163	0.000
Subaccount Inception Date January 1, 1995	2006	$1.227649	$1.325393	0.000
	2005	$1.146899	$1.227649	0.000
	2004	$1.000000	$1.146899	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.176644	$1.410653	0.000
Subaccount Inception Date May 1, 2001	2006	$1.094577	$1.176644	0.000
	2005	$1.039809	$1.094577	0.000
	2004	$1.000000	$1.039809	0.000
PAM Transamerica U.S. Government Securities VP – Service Class	2007	$1.011446	$1.049354	11,586.000
Subaccount Inception Date May 1, 2005	2006	$1.000508	$1.011446	0.000
	2005	$1.000000	$1.000508	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.326766	$1.318999	0.000
Subaccount Inception Date May 1, 2002	2006	$1.197589	$1.326766	0.000
	2005	$1.158020	$1.197589	0.000
	2004	$1.000000	$1.158020	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.188594	$1.302515	0.000
Subaccount Inception Date May 1, 2002	2006	$1.142493	$1.188594	0.000
	2005	$1.072689	$1.142493	0.000
	2004	$1.000000	$1.072689	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.367752	$1.406638	0.000
Subaccount Inception Date May 1, 2001	2006	$1.191917	$1.367752	0.000
	2005	$1.161704	$1.191917	0.000
	2004	$1.000000	$1.161704	0.000

30

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.182605	$1.317769	0.000
Subaccount Inception Date May 1, 2001	2006	$1.213383	$1.182605	0.000
	2005	$1.077097	$1.213383	0.000
	2004	$1.000000	$1.077097	0.000
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.463244	$1.683422	0.000
Subaccount Inception Date May 1, 2000	2006	$1.338666	$1.463244	0.000
	2005	$1.169932	$1.338666	0.000
	2004	$1.000000	$1.169932	0.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.428992	$1.419332	0.000
Subaccount Inception Date May 1, 2000	2006	$1.214705	$1.428992	0.000
	2005	$1.172981	$1.214705	0.000
	2004	$1.000000	$1.172981	0.000
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.118214	$1.389096	0.000
Subaccount Inception Date May 1, 2000	2006	$1.069657	$1.118214	0.000
	2005	$1.033578	$1.069657	0.000
	2004	$1.000000	$1.033578	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$1.667885	$1.886714	8,287.007
Subaccount Inception Date May 1, 2000	2006	$1.512707	$1.667885	9,173.740
	2005	$1.306694	$1.512707	10,765.000
	2004	$1.000000	$1.306694	0.000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.294450	$1.338639	0.000
Subaccount Inception Date May 1, 2000	2006	$1.137526	$1.294450	0.000
	2005	$1.132172	$1.137526	0.000
	2004	$1.000000	$1.132172	0.000
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.966884	0.000
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.960957	0.000
Subaccount Inception Date May 1, 2007
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.065218	0.000
Subaccount Inception Date May 1, 2007
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.479596	$1.766658	0.000
Subaccount Inception Date October 9, 2000	2006	$1.331249	$1.479596	0.000
	2005	$1.211421	$1.331249	0.000
	2004	$1.000000	$1.211421	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.293832	$1.387768	0.000
Subaccount Inception Date October 9, 2000	2006	$1.118394	$1.293832	0.000
	2005	$1.080016	$1.118394	0.000
	2004	$1.000000	$1.080016	0.000
JPMorgan Bond Portfolio	2007	$1.064326	$1.057723	0.000
Subaccount Inception Date May 1, 2004	2006	$1.041889	$1.064326	0.000
	2005	$1.033116	$1.041889	0.000
	2004	$1.000000	$1.033116	0.000
JPMorgan International Equity Portfolio	2007	$1.489031	$1.596684	0.000
Subaccount Inception Date May 1, 2004	2006	$1.252178	$1.489031	0.000
	2005	$1.153212	$1.252178	0.000
	2004	$1.000000	$1.153212	0.000
JP Morgan Mid Cap Value Portfolio	2007	$1.392154	$1.398877	0.000
Subaccount Inception Date May 1, 2004	2006	$1.214669	$1.392154	0.000
	2005	$1.133828	$1.214669	0.000
	2004	$1.000000	$1.133828	0.000

31

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JP Morgan Small Company Portfolio	2007	$1.383688	$1.280136	0.000
Subaccount Inception Date May 1, 2004	2006	$1.226543	$1.383688	0.000
	2005	$1.209086	$1.226543	0.000
	2004	$1.000000	$1.209086	0.000
JPMorgan U.S. Large Cap Core Equity Portfolio	2007	$1.219266	$1.215666	0.000
Subaccount Inception Date May 1, 2004	2006	$1.066255	$1.219266	0.000
	2005	$1.072511	$1.066255	0.000
	2004	$1.000000	$1.072511	0.000
MFS New Discovery Series – Service Class	2007	$1.169232	$1.172551	0.000
Subaccount Inception Date May 1, 2002	2006	$1.055494	$1.169232	0.000
	2005	$1.024468	$1.055494	0.000
	2004	$1.000000	$1.024468	0.000
MFS Total Return Series – Service Class	2007	$1.253760	$1.278035	9,584.336
Subaccount Inception Date May 1, 2002	2006	$1.145035	$1.253760	10,609.885
	2005	$1.137739	$1.145035	12,450.000
	2004	$1.000000	$1.137739	0.000
MTB Large-Cap Growth Fund II	2007	$1.100562	$1.178228	0.000
Subaccount Inception Date May 1, 2004	2006	$1.016754	$1.100562	0.000
	2005	$1.016048	$1.016754	0.000
	2004	$1.000000	$1.016048	0.000
MTB Managed Allocation Fund – Aggressive Growth II	2007	$1.203007	$1.270810	0.000
Subaccount Inception Date May 1, 2005	2006	$1.068033	$1.203007	0.000
	2005	$1.000000	$1.068033	0.000
MTB Managed Allocation Fund – Conservative Growth II	2007	$1.069411	$1.102908	0.000
Subaccount Inception Date May 1, 2005	2006	$1.019299	$1.069411	0.000
	2005	$1.000000	$1.019299	0.000
MTB Managed Allocation Fund – Moderate Growth II	2007	$1.154904	$1.210744	0.000
Subaccount Inception Date May 1, 2004	2006	$1.066260	$1.154904	0.000
	2005	$1.045226	$1.066260	0.000
	2004	$1.000000	$1.045226	0.000
MTB Large-Cap Value Fund II	2007	$1.357442	$1.352208	0.000
Subaccount Inception Date May 1, 2004	2006	$1.176667	$1.357442	0.000
	2005	$1.087641	$1.176667	0.000
	2004	$1.000000	$1.087641	0.000

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial	2007	$1.328892	$1.289440	0.000
Class(1)	2006	$1.131399	$1.328892	0.000
Subaccount Inception Date May 1, 2001	2005	$1.106948	$1.131399	0.000
	2004	$1.000000	$1.106948	0.000
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.185457	$1.237499	0.000
Subaccount Inception Date May 1, 2002	2006	$1.103671	$1.185457	0.000
	2005	$1.069178	$1.103671	0.000
	2004	$1.000000	$1.069178	0.000
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.386105	$1.465609	0.000
Subaccount Inception Date May 1, 2002	2006	$1.221577	$1.386105	0.000
	2005	$1.108979	$1.221577	0.000
	2004	$1.000000	$1.108979	0000

32

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.248690	$1.322762	0.000
Subaccount Inception Date May 1, 2002	2006	$1.141339	$1.248690	0.000
	2005	$1.082397	$1.141339	0.000
	2004	$1.000000	$1.082397	0.000
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.329219	$1.406185	0.000
Subaccount Inception Date May 1, 2002	2006	$1.189798	$1.329219	0.000
	2005	$1.103022	$1.189798	0.000
	2004	$1.000000	$1.103022	0.000
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2007	$1.500901	$1.541068	0.000
Subaccount Inception Date May 1, 2000	2006	$1.308001	$1.500901	0.000
	2005	$1.149534	$1.308001	0.000
	2004	$1.000000	$1.149534	0.000
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.318260	$1.375118	0.000
Subaccount Inception Date June 1, 1999	2006	$1.174980	$1.318260	0.000
	2005	$1.086653	$1.174980	0.000
	2004	$1.000000	$1.086653	0.000
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.211335	$1.186792	0.000
Subaccount Inception Date October 9, 2000	2006	$1.120994	$1.211335	0.000
	2005	$1.074461	$1.120994	0.000
	2004	$1.000000	$1.074461	0.000
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$1.367246	$1.257305	0.000
Subaccount Inception Date January 1, 1995	2006	$1.195867	$1.367246	0.000
	2005	$1.131313	$1.195867	0.000
	2004	$1.000000	$1.131313	0.000
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.100255	$1.922690	0.000
Subaccount Inception Date May 1, 2002	2006	$1.504164	$2.100255	0.000
	2005	$1.350665	$1.504164	0.000
	2004	$1.000000	$1.350665	0.000
Transamerica JPMorgan Enhanced Index VP – Initial Class(1)	2007	$1.250019	$1.282246	0.000
Subaccount Inception Date May 1, 1997	2006	$1.104578	$1.250019	0.000
	2005	$1.087884	$1.104578	0.000
	2004	$1.000000	$1.087884	0.000
Transamerica Jennison Growth VP – Initial Class(1)	2007	$1.209298	$1.323255	0.000
Subaccount Inception Date December 13, 1996	2006	$1.208492	$1.209298	0.000
	2005	$1.082175	$1.208492	0.000
	2004	$1.000000	$1.082175	0.000
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.262602	$1.251765	0.000
Subaccount Inception Date May 1, 2000	2006	$1.085161	$1.262602	0.000
	2005	$1.062410	$1.085161	0.000
	2004	$1.000000	$1.062410	0.000
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.174853	$1.174205	0.000
Subaccount Inception Date June 1, 1999	2006	$1.078997	$1.174853	0.000
	2005	$1.079864	$1.078997	0.000
	2004	$1.000000	$1.079864	0.000
Transamerica MFS International Equity VP – Initial Class(1)	2007	$1.488998	$1.594820	0.000
Subaccount Inception Date May 1, 2001	2006	$1.232818	$1.488998	0.000
	2005	$1.112988	$1.232818	0.000
	2004	$1.000000	$1.112988	0.000

33

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Initial Class(1)(2)	2007	$1.228795	$1.451793	0.000
Subaccount Inception Date May 1, 2000	2006	$1.188357	$1.228795	0.000
	2005	$1.115140	$1.188357	0.000
	2004	$1.000000	$1.115140	0.000
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.058986	$1.132137	0.000
Subaccount Inception Date May 1, 2002	2006	$1.035454	$1.058986	0.000
	2005	$1.031061	$1.035454	0.000
	2004	$1.000000	$1.031061	0.000
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$1.325340	$1.343637	0.000
Subaccount Inception Date June 28, 1995	2006	$1.135192	$1.325340	0.000
	2005	$1.111045	$1.135192	0.000
	2004	$1.000000	$1.111045	0.000
Transamerica T. Rowe Price Growth Stock VP – Initial Class(1)	2007	$1.252094	$1.350404	0.000
Subaccount Inception Date April 28, 1995	2006	$1.125243	$1.252094	0.000
	2005	$1.080008	$1.125243	0.000
	2004	$1.000000	$1.080008	0.000
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$1.168389	$1.256661	0.000
Subaccount Inception Date May 1, 2000	2006	$1.149311	$1.168389	0.000
	2005	$1.058742	$1.149311	0.000
	2004	$1.000000	$1.058742	0.000
Transamerica Templeton Global VP – Initial Class	2007	$1.330130	$1.504184	0.000
Subaccount Inception Date October 9, 2000	2006	$1.140952	$1.330130	0.000
	2005	$1.081777	$1.140952	0.000
	2004	$1.000000	$1.081777	0.000
Transamerica Balanced VP – Initial Class(1)	2007	$1.246840	$1.389930	0.000
Subaccount Inception Date May 1, 2002	2006	$1.164225	$1.246840	0.000
	2005	$1.098789	$1.164225	0.000
	2004	$1.000000	$1.098789	0.000
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.213879	$1.413097	0.000
Subaccount Inception Date May 1, 2002	2006	$1.115338	$1.213879	0.000
	2005	$1.093986	$1.115338	0.000
	2004	$1.000000	$1.093986	0.000
Transamerica Equity VP – Initial Class(1)	2007	$1.352847	$1.543670	0.000
Subaccount Inception Date May 1, 2000	2006	$1.267991	$1.352847	0.000
	2005	$1.108666	$1.267991	0.000
	2004	$1.000000	$1.108666	0.000
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.250717	$1.510601	0.000
Subaccount Inception Date May 1, 2001	2006	$1.212554	$1.250717	0.000
	2005	$1.063008	$1.212554	0.000
	2004	$1.000000	$1.063008	0.000
Transamerica Money Market VP – Initial Class(1)	2007	$1.032870	$1.064476	0.000
Subaccount Inception Date January 1, 1995	2006	$1.004899	$1.032870	0.000
	2005	$0.995247	$1.004899	0.000
	2004	$1.000000	$0.995247	0.000
Transamerica Science & Technology VP – Initial Class(1)	2007	$1.062288	$1.383814	0.000
Subaccount Inception Date May 1, 2001	2006	$1.071655	$1.062288	0.000
	2005	$1.069900	$1.071655	0.000
	2004	$1.000000	$1.069900	0.000

34

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities VP – Initial Class(1)	2007	$1.040681	$1.082943	0.000
Subaccount Inception Date June 16, 1995	2006	$1.026814	$1.040681	0.000
	2005	$1.023440	$1.026814	0.000
	2004	$1.000000	$1.023440	0.000
Transamerica Van Kampen Active International Allocation VP – Initial	2007	$1.540478	$1.747476	0.000
Class(1)	2006	$1.270912	$1.540478	0.000
Subaccount Inception Date January 1, 1995	2005	$1.138045	$1.270912	0.000
	2004	$1.000000	$1.138045	0.000
Transamerica Van Kampen Large Cap Core VP – Initial Class(1)	2007	$1.280496	$1.372709	0.000
Subaccount Inception Date January 1, 1995	2006	$1.182560	$1.280496	0.000
	2005	$1.101276	$1.182560	0.000
	2004	$1.000000	$1.101276	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$1.216346	$1.462488	0.000
Subaccount Inception Date May 1, 2001	2006	$1.127686	$1.216346	0.000
	2005	$1.068405	$1.127686	0.000
	2004	$1.000000	$1.068405	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.219737	$1.213190	0.000
Subaccount Inception Date May 1, 2002	2006	$1.100437	$1.219737	0.000
	2005	$1.063559	$1.100437	0.000
	2004	$1.000000	$1.063559	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.183761	$1.297849	0.000
Subaccount Inception Date May 1, 2002	2006	$1.137289	$1.183761	0.000
	2005	$1.067283	$1.137289	0.000
	2004	$1.000000	$1.067283	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.264679	$1.301281	0.000
Subaccount Inception Date May 1, 2001	2006	$1.101553	$1.264679	0.000
	2005	$1.073104	$1.101553	0.000
	2004	$1.000000	$1.073104	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.189361	$1.325949	0.000
Subaccount Inception Date May 1, 2001	2006	$1.219723	$1.189361	0.000
	2005	$1.082194	$1.219723	0.000
	2004	$1.000000	$1.082194	0.000
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.382814	$1.591676	0.000
Subaccount Inception Date May 1, 2000	2006	$1.264460	$1.382814	0.000
	2005	$1.104549	$1.264460	0.000
	2004	$1.000000	$1.104549	0.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.326463	$1.318159	0.000
Subaccount Inception Date May 1, 2000	2006	$1.126993	$1.326463	0.000
	2005	$1.087742	$1.126993	0.000
	2004	$1.000000	$1.087742	0.000
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.121625	$1.394028	0.000
Subaccount Inception Date May 1, 2000	2006	$1.072393	$1.121625	0.000
	2005	$1.035711	$1.072393	0.000
	2004	$1.000000	$1.035711	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$1.546491	$1.750258	0.000
Subaccount Inception Date May 1, 2000	2006	$1.401911	$1.546491	0.000
	2005	$1.210398	$1.401911	0.000
	2004	$1.000000	$1.210398	0.000

35

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.275487	$1.319683	0.000
Subaccount Inception Date May 1, 2000	2006	$1.120314	$1.275487	0.000
	2005	$1.114498	$1.120314	0.000
	2004	$1.000000	$1.114498	0.000
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.967204	0.000
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.961270	0.000
Subaccount Inception Date May 1, 2007
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.065568	0.000
Subaccount Inception Date May 1, 2007
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.399422	$1.671745	0.000
Subaccount Inception Date October 9, 2000	2006	$1.258498	$1.399422	0.000
	2005	$1.144673	$1.258498	0.000
	2004	$1.000000	$1.144673	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.242261	$1.333109	0.000
Subaccount Inception Date October 9, 2000	2006	$1.073285	$1.242261	0.000
	2005	$1.035933	$1.073285	0.000
	2004	$1.000000	$1.035933	0.000
JPMorgan Bond Portfolio	2007	$1.065739	$1.059642	0.000
Subaccount Inception Date May 1, 2004	2006	$1.042756	$1.065739	0.000
	2005	$1.033456	$1.042756	0.000
	2004	$1.000000	$1.033456	0.000
JPMorgan International Equity Portfolio	2007	$1.490972	$1.599547	0.000
Subaccount Inception Date May 1, 2004	2006	$1.253206	$1.490972	0.000
	2005	$1.153595	$1.253206	0.000
	2004	$1.000000	$1.153595	0.000
JP Morgan Mid Cap Value Portfolio	2007	$1.393966	$1.401392	0.000
Subaccount Inception Date May 1, 2004	2006	$1.215651	$1.393966	0.000
	2005	$1.134193	$1.215651	0.000
	2004	$1.000000	$1.134193	0.000
JP Morgan Small Company Portfolio	2007	$1.385493	$1.282436	0.000
Subaccount Inception Date May 1, 2004	2006	$1.227534	$1.385493	0.000
	2005	$1.209477	$1.227534	0.000
	2004	$1.000000	$1.209477	0.000
JPMorgan U.S. Large Cap Core Equity Portfolio	2007	$1.220855	$1.217858	0.000
Subaccount Inception Date May 1, 2004	2006	$1.067123	$1.220855	0.000
	2005	$1.072860	$1.067123	0.000
	2004	$1.000000	$1.072860	0.000
MFS New Discovery Series – Service Class	2007	$1.199152	$1.203150	0.000
Subaccount Inception Date May 1, 2002	2006	$1.081981	$1.199152	0.000
	2005	$1.049670	$1.081981	0.000
	2004	$1.000000	$1.049670	0.000
MFS Total Return Series – Service Class	2007	$1.196943	$1.220721	0.000
Subaccount Inception Date May 1, 2002	2006	$1.092621	$1.196943	0.000
	2005	$1.085134	$1.092621	0.000
	2004	$1.000000	$1.085134	0.000
MTB Large-Cap Growth Fund II	2007	$1.101983	$1.180339	0.000
Subaccount Inception Date May 1, 2004	2006	$1.017579	$1.101983	0.000
	2005	$1.016374	$1.017579	0.000
	2004	$1.000000	$1.016374	0.000

36

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Managed Allocation Fund – Aggressive Growth II	2007	$1.203999	$1.272483	0.000
Subaccount Inception Date May 1, 2005	2006	$1.203999	$1.203999	0.000
	2005	$1.000000	$1.068389	0.000
MTB Managed Allocation Fund – Conservative Growth II	2007	$1.070277	$1.104348	0.000
Subaccount Inception Date May 1, 2005	2006	$1.019626	$1.070277	0.000
	2005	$1.000000	$1.019626	0.000
MTB Managed Allocation Fund – Moderate Growth II	2007	$1.156416	$1.212933	0.000
Subaccount Inception Date May 1, 2004	2006	$1.067132	$1.156416	0.000
	2005	$1.045571	$1.067132	0.000
	2004	$1.000000	$1.045571	0.000
MTB Large-Cap Value Fund II	2007	$1.359215	$1.354646	0.000
Subaccount Inception Date May 1, 2004	2006	$1.177636	$1.359215	0.000
	2005	$1.088005	$1.177636	0.000
	2004	$1.000000	$1.088005	0.000

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2007	$1.641878	$1.591187	0.000
Subaccount Inception Date May 1, 2001	2006	$1.399290	$1.641878	0.000
	2005	$1.371834	$1.399290	0.000
	2004	$1.000000	$1.371834	0.000
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.373273	$1.431771	0.000
Subaccount Inception Date May 1, 2002	2006	$1.280824	$1.373273	0.000
	2005	$1.241621	$1.280824	0.000
	2004	$1.000000	$1.241621	0.000
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.734202	$1.831726	0.000
Subaccount Inception Date May 1, 2002	2006	$1.531359	$1.734202	0.000
	2005	$1.392775	$1.531359	0.000
	2004	$1.000000	$1.392775	0.000
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.476927	$1.562871	0.000
Subaccount Inception Date May 1, 2002	2006	$1.351853	$1.476927	0.000
	2005	$1.284535	$1.351853	0.000
	2004	$1.000000	$1.284535	0.000
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.608453	$1.699284	0.000
Subaccount Inception Date May 1, 2002	2006	$1.442088	$1.608453	0.000
	2005	$1.338083	$1.442088	0.000
	2004	$1.000000	$1.338083	0.000
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.028754	$1.096293	0.000
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.028754	0.000
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.897007	$1.944314	0.000
Subaccount Inception Date May 1, 2000	2006	$1.655859	$1.897007	0.000
	2005	$1.456462	$1.655859	0.000
	2004	$1.000000	$1.456462	0.000
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.717839	$1.790284	0.000
Subaccount Inception Date June 1, 1999	2006	$1.533955	$1.717839	0.000
	2005	$1.420834	$1.533955	0.000
	2004	$1.000000	$1.420834	0.000

37

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.508254	$1.475664	0.000
Subaccount Inception Date October 9, 2000	2006	$1.397454	$1.508254	0.000
	2005	$1.341192	$1.397454	0.000
	2004	$1.000000	$1.341192	0.000
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.764813	$1.620072	0.000
Subaccount Inception Date January 1, 1995	2006	$1.545974	$1.764813	0.000
	2005	$1.463879	$1.545974	0.000
	2004	$1.000000	$1.463879	0.000
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.552750	$2.334170	0.000
Subaccount Inception Date May 1, 2002	2006	$1.831065	$2.552750	0.000
	2005	$1.646832	$1.831065	0.000
	2004	$1.000000	$1.646832	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class (1)	2007	$1.511147	$1.548137	0.000
Subaccount Inception Date May 1, 1997	2006	$1.338044	$1.511147	0.000
	2005	$1.319853	$1.338044	0.000
	2004	$1.000000	$1.319853	0.000
Transamerica Jennison Growth VP– Service Class(1)	2007	$1.429758	$1.562727	0.000
Subaccount Inception Date December 13, 1996	2006	$1.432514	$1.429758	0.000
	2005	$1.284548	$1.432514	0.000
	2004	$1.000000	$1.284548	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.614131	$1.597549	0.000
Subaccount Inception Date May 1, 2000	2006	$1.389017	$1.614131	0.000
	2005	$1.362113	$1.389017	0.000
	2004	$1.000000	$1.362113	0.000
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.262547	$1.261535	0.000
Subaccount Inception Date June 1, 1999	2006	$1.161857	$1.262547	0.000
	2005	$1.165192	$1.161857	0.000
	2004	$1.000000	$1.165192	0.000
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.875035	$2.005032	56,772.423
Subaccount Inception Date May 1, 2001	2006	$1.552796	$1.875035	81,888.783
	2005	$1.406046	$1.552796	1,552.000
	2004	$1.000000	$1.406046	0.000
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.436307	$1.694822	0.000
Subaccount Inception Date May 1, 2000	2006	$1.390417	$1.436307	0.000
	2005	$1.307980	$1.390417	0.000
	2004	$1.000000	$1.307980	0.000
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.056081	$1.128642	0.000
Subaccount Inception Date May 1, 2002	2006	$1.034705	$1.056081	0.000
	2005	$1.032300	$1.034705	0.000
	2004	$1.000000	$1.032300	0.000
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.625122	$1.645058	0.000
Subaccount Inception Date June 28, 1995	2006	$1.393606	$1.625122	0.000
	2005	$1.366596	$1.393606	0.000
	2004	$1.000000	$1.366596	0.000
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.505454	$1.620716	68,101.347
Subaccount Inception Date June 28, 1995	2006	$1.354520	$1.505454	98,760.619
	2005	$1.302059	$1.354520	0.000
	2004	$1.000000	$1.302059	0.000

38

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.583665	$1.699765	992.602
Subaccount Inception Date May 1, 2000	2006	$1.559996	$1.583665	995.785
	2005	$1.438430	$1.559996	999.000
	2004	$1.000000	$1.438430	0.000
Transamerica Templeton Global VP – Service Class(3)	2007	$1.326111	$1.497671	0.000
Subaccount Inception Date October 9, 2000	2006	$1.139655	$1.326111	0.000
	2005	$1.194833	$1.139655	0.000
	2004	$1.000000	$1.194833	0.000
Transamerica Balanced VP – Service Class(1)	2007	$1.350408	$1.503827	0.000
Subaccount Inception Date May 1, 2002	2006	$1.264158	$1.350408	0.000
	2005	$1.193854	$1.264158	0.000
	2004	$1.000000	$1.193854	0.000
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.143552	$1.642351	0.000
Subaccount Inception Date May 1, 2002	2006	$1.300420	$1.143552	0.000
	2005	$1.278480	$1.300420	0.000
	2004	$1.000000	$1.278480	0.000
Transamerica Equity VP – Service Class(1)	2007	$1.669256	$1.902647	779,002
Subaccount Inception Date May 1, 2000	2006	$1.567795	$1.669256	781.505
	2005	$1.372516	$1.567795	784.000
	2004	$1.000000	$1.372516	0.000
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.677686	$2.022540	1.001.137
Subaccount Inception Date May 1, 2001	2006	$1.628076	$1.677686	1,004.351
	2005	$1.429566	$1.628076	1,008.000
	2004	$1.000000	$1.429566	0.000
Transamerica Money Market VP – Service Class(1)	2007	$1.015159	$1.044644	408,387.813
Subaccount Inception Date January 1, 1995	2006	$0.989153	$1.015159	0.000
	2005	$0.981125	$0.989153	0.000
	2004	$1.000000	$0.981125	0.000
Transamerica Science & Technology VP – Service Class(1)	2007	$1.363850	$1.774991	0.000
Subaccount Inception Date May 1, 2001	2006	$1.377844	$1.363850	0.000
	2005	$1.376983	$1.377844	0.000
	2004	$1.000000	$1.376983	0.000
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.019177	$1.058956	0.000
Subaccount Inception Date June 16, 1995	2006	$1.006674	$1.019177	0.000
	2005	$1.004835	$1.006674	0.000
	2004	$1.000000	$1.004835	0.000
Transamerica Van Kampen Active International Allocation VP – Service Class(1)	2007	$2.012367	$2.278505	0.000
Subaccount Inception Date January 1, 1995	2006	$1.662924	$2.012367	0.000
	2005	$1.489961	$1.662924	0.000
	2004	$1.000000	$1.489961	0.000
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.471367	$1.574465	0.000
Subaccount Inception Date January 1, 1995	2006	$1.360851	$1.471367	0.000
	2005	$1.269474	$1.360851	0.000
	2004	$1.000000	$1.269474	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.415249	$1.699228	67,463.513
Subaccount Inception Date May 1, 2001	2006	$1.314576	$1.415249	98,505.413
	2005	$1.246984	$1.314576	0.000
	2004	$1.000000	$1.246984	0.000

39

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM Transamerica U.S. Government Securities VP – Service Class	2007	$1.045316	$1.086102	0.000
Subaccount Inception Date June 1, 2004	2006	$1.032494	$1.045316	0.000
	2005	$1.030604	$1.032494	0.000
	2004	$1.000000	$1.030604	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.238907	$1.233469	0.000
Subaccount Inception Date May 1, 2002	2006	$1.116640	$1.238907	0.000
	2005	$1.078165	$1.116640	0.000
	2004	$1.000000	$1.078165	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.165818	$1.279447	0.000
Subaccount Inception Date May 1, 2002	2006	$1.118962	$1.165818	0.000
	2005	$1.049046	$1.118962	0.000
	2004	$1.000000	$1.049046	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.316563	$1.356010	80,008.702
Subaccount Inception Date May 1, 2001	2006	$1.145620	$1.316563	114,733.846
	2005	$1.114942	$1.145620	0.000
	2004	$1.000000	$1.114942	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.108921	$1.237498	0.000
Subaccount Inception Date May 1, 2001	2006	$1.136120	$1.108921	0.000
	2005	$1.007039	$1.136120	0.000
	2004	$1.000000	$1.007039	0.000
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.538520	$1.772645	75,334.230
Subaccount Inception Date May 1, 2000	2006	$1.405466	$1.538520	93,033.244
	2005	$1.226508	$1.405466	0.000
	2004	$1.000000	$1.226508	0.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.392518	$1.385163	0.000
Subaccount Inception Date May 1, 2000	2006	$1.181956	$1.392518	0.000
	2005	$1.139689	$1.181956	0.000
	2004	$1.000000	$1.139689	0.000
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.062459	$1.321792	88,942.880
Subaccount Inception Date May 1, 2000	2006	$1.014833	$1.062459	132,109.706
	2005	$0.979170	$1.014833	0.000
	2004	$1.000000	$0.979170	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$1.820851	$2.062803	9,561.354
Subaccount Inception Date May 1, 2000	2006	$1.649015	$1.820851	0.000
	2005	$1.422355	$1.649015	0.000
	2004	$1.000000	$1.422355	0.000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.480144	$1.532933	0.000
	2006	$1.000000	$1.480144	0.000
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.967845	0.000
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.961906	0.000
Subaccount Inception Date May 1, 2007
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.066262	0.000
Subaccount Inception Date May 1, 2007
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.525205	$1.823801	0.000
Subaccount Inception Date October 9, 2000	2006	$1.370267	$1.525205	0.000
	2005	$1.245100	$1.370267	0.000
	2004	$1.000000	$1.245100	0.000

40

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.166880	$1.253455	0.000
Subaccount Inception Date October 9, 2000	2006	$1.007177	$1.166880	0.000
	2005	$0.971196	$1.007177	0.000
	2004	$1.000000	$0.971196	0.000
JPMorgan Bond Portfolio	2007	$1.068506	$1.063439	0.000
Subaccount Inception Date May 1, 2004	2006	$1.044457	$1.068506	0.000
	2005	$1.034136	$1.044457	0.000
	2004	$1.000000	$1.034136	0.000
JPMorgan International Equity Portfolio	2007	$1.494855	$1.605294	113,187.543
Subaccount Inception Date May 1, 2004	2006	$1.255241	$1.494855	195,878.182
	2005	$1.154341	$1.255241	0.000
	2004	$1.000000	$1.154341	0.000
JP Morgan Mid Cap Value Portfolio	2007	$1.397600	$1.406439	0.000
Subaccount Inception Date May 1, 2004	2006	$1.217630	$1.397600	0.000
	2005	$1.134937	$1.217630	0.000
	2004	$1.000000	$1.134937	0.000
JP Morgan Small Company Portfolio	2007	$1.389111	$1.287053	0.000
Subaccount Inception Date May 1, 2004	2006	$1.229540	$1.389111	0.000
	2005	$1.210268	$1.229540	0.000
	2004	$1.000000	$1.210268	0.000
JPMorgan U.S. Large Cap Core Equity Portfolio	2007	$1.224052	$1.222242	86,022.396
Subaccount Inception Date May 1, 2004	2006	$1.068872	$1.224052	121,765.881
	2005	$1.073560	$1.068872	0.000
	2004	$1.000000	$1.073560	0.000
MFS New Discovery Series – Service Class	2007	$1.166718	$1.171768	0.000
Subaccount Inception Date May 1, 2002	2006	$1.051684	$1.166718	0.000
	2005	$1.019281	$1.051684	0.000
	2004	$1.000000	$1.019281	0.000
MFS Total Return Series – Service Class	2007	$1.257638	$1.283895	80,776.439
Subaccount Inception Date May 1, 2002	2006	$1.146906	$1.257638	114,530.230
	2005	$1.137939	$1.146906	0.000
	2004	$1.000000	$1.137939	0.000
MTB Large-Cap Growth Fund II	2007	$1.104865	$1.184590	0.000
Subaccount Inception Date May 1, 2004	2006	$1.019246	$1.104865	0.000
	2005	$1.017036	$1.019246	0.000
	2004	$1.000000	$1.017036	0.000
MTB Managed Allocation Fund – Aggressive Growth II	2007	$1.205953	$1.275808	44,457.351
Subaccount Inception Date May 1, 2005	2006	$1.069080	$1.205953	44,689.592
	2005	$1.000000	$1.069080	0.000
MTB Managed Allocation Fund – Conservative Growth II	2007	$1.072027	$1.107245	0.000
Subaccount Inception Date May 1, 2005	2006	$1.020296	$1.072027	0.000
	2005	$1.000000	$1.020296	0.000
MTB Managed Allocation Fund – Moderate Growth II	2007	$1.159420	$1.217292	0.000
Subaccount Inception Date May 1, 2004	2006	$1.068861	$1.159420	0.000
	2005	$1.046243	$1.068861	0.000
	2004	$1.000000	$1.046243	0.000
MTB Large-Cap Value Fund II	2007	$1.362770	$1.359541	969.518
Subaccount Inception Date May 1, 2004	2006	$1.179556	$1.362770	972.632
	2005	$1.088712	$1.179556	976.000
	2004	$1.000000	$1.088712	0.000

41

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2007	$1.416187	$1.373147	0.000
Subaccount Inception Date May 1, 2001	2006	$1.206352	$1.416187	0.000
	2005	$1.182108	$1.206352	0.000
	2004	$1.058705	$1.182108	0.000
	2003	$1.000000	$1.058705	0.000
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.228310	$1.281273	30,713.812
Subaccount Inception Date May 1, 2002	2006	$1.145048	$1.228310	0.000
	2005	$1.109452	$1.145048	0.000
	2004	$1.031475	$1.109452	0.000
	2003	$1.000000	$1.031475	0.000
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.461173	$1.544095	0.000
Subaccount Inception Date May 1, 2002	2006	$1.289634	$1.461173	0.000
	2005	$1.172356	$1.289634	0.000
	2004	$1.047313	$1.172356	0.000
	2003	$1.000000	$1.047313	0.000
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.300828	$1.377220	480,379.031
Subaccount Inception Date May 1, 2002	2006	$1.190084	$1.300828	958,825.693
	2005	$1.130267	$1.190084	87,188.000
	2004	$1.034952	$1.130267	0.000
	2003	$1.000000	$1.034952	0.000
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.393633	$1.473050	3,151,138.299
Subaccount Inception Date May 1, 2002	2006	$1.248872	$1.393633	1,638,797.134
	2005	$1.158230	$1.248872	1,500,460.000
	2004	$1.041486	$1.158230	0.000
	2003	$1.000000	$1.041486	0.000
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.029080	$1.097167	0.000
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.029080	0.000
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.637122	$1.678768	0.000
Subaccount Inception Date May 1, 2000	2006	$1.428310	$1.637122	0.000
	2005	$1.255686	$1.428310	0.000
	2004	$1.082819	$1.255686	0.000
	2003	$1.000000	$1.082819	0.000
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.402018	$1.461871	0.000
Subaccount Inception Date June 1, 1999	2006	$1.251330	$1.402018	0.000
	2005	$1.158478	$1.251330	0.000
	2004	$1.065807	$1.158478	0.000
	2003	$1.000000	$1.065807	0.000
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.273730	$1.246820	0.000
Subaccount Inception Date October 9, 2000	2006	$1.179580	$1.273730	0.000
	2005	$1.131534	$1.179580	0.000
	2004	$1.051553	$1.131534	0.000
	2003	$1.000000	$1.051553	0.000
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.478703	$1.358095	0.000
Subaccount Inception Date January 1, 1995	2006	$1.294708	$1.478703	0.000
	2005	$1.22351	$1.294708	0.000
	2004	$1.071304	$1.22351	0.000
	2003	$1.000000	$1.071304	0.000
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.171675	$1.986707	18,566.718
Subaccount Inception Date May 1, 2002	2006	$1.556957	$2.171675	20,092.486
	2005	$1.399624	$1.556957	22,362.000
	2004	$1.074880	$1.399624	0.000
	2003	$1.000000	$1.074880	0.000

42

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.318714	$1.351668	0.000
Subaccount Inception Date May 1, 1997	2006	$1.167098	$1.318714	0.000
	2005	$1.150680	$1.167098	0.000
	2004	$1.057615	$1.150680	0.000
	2003	$1.000000	$1.057615	0.000
Transamerica Jennison Growth VP– Service Class(1)	2007	$1.227252	$1.342049	0.000
Subaccount Inception Date December 13, 1996	2006	$1.229010	$1.227252	0.000
	2005	$1.101525	$1.229010	0.000
	2004	$1.029556	$1.101525	0.000
	2003	$1.000000	$1.029556	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.338596	$1.325510	0.000
Subaccount Inception Date May 1, 2000	2006	$1.151349	$1.338596	0.000
	2005	$1.128495	$1.151349	0.000
	2004	$1.054491	$1.128495	0.000
	2003	$1.000000	$1.054491	0.000
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.204638	$1.204261	0.000
Subaccount Inception Date June 1, 1999	2006	$1.108034	$1.204638	0.000
	2005	$1.110681	$1.108034	0.000
	2004	$1.032077	$1.110681	0.000
	2003	$1.000000	$1.032077	0.000
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.598568	$1.710243	0.000
Subaccount Inception Date May 1, 2001	2006	$1.323194	$1.598568	0.000
	2005	$1.197547	$1.323194	0.000
	2004	$1.066764	$1.197547	0.000
	2003	$1.000000	$1.066764	0.000
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.214015	$1.433221	0.000
Subaccount Inception Date May 1, 2000	2006	$1.174639	$1.214015	0.000
	2005	$1.104452	$1.174639	0.000
	2004	$1.003164	$1.104452	0.000
	2003	$1.000000	$1.003164	0.000
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.063302	$1.136914	0.000
Subaccount Inception Date May 1, 2002	2006	$1.041272	$1.063302	0.000
	2005	$1.038341	$1.041272	0.000
	2004	$1.013806	$1.038341	0.000
	2003	$1.000000	$1.013806	0.000
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.427152	$1.445369	0.000
Subaccount Inception Date June 28, 1995	2006	$1.223238	$1.427152	0.000
	2005	$1.198941	$1.223238	0.000
	2004	$1.064894	$1.198941	0.000
	2003	$1.000000	$1.064894	0.000
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.312668	$1.413865	27,802.204
Subaccount Inception Date April 28, 1995	2006	$1.180486	$1.312668	29,583.014
	2005	$1.134212	$1.180486	29,528.000
	2004	$1.053400	$1.134212	0.000
	2003	$1.000000	$1.053400	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.211011	$1.300432	0.000
Subaccount Inception Date May 1, 2000	2006	$1.192331	$1.211011	0.000
	2005	$1.098874	$1.192331	0.000
	2004	$1.015430	$1.098874	0.000
	2003	$1.000000	$1.015430	0.000

43

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Templeton Global VP – Service Class(3)	2007	$1.327814	$1.500336	27,514.000
Subaccount Inception Date October 9, 2000	2006	$1.140576	$1.327814	29,740.781
	2005	$1.052762	$1.140576	31,677.000
	2004	$1.060617	$1.052762	0.000
	2003	$1.000000	$1.060617	0.000
Transamerica Balanced VP – Service Class(1)	2007	$1.272818	$1.418126	0.000
Subaccount Inception Date May 1, 2002	2006	$1.190939	$1.272818	0.000
	2005	$1.124154	$1.190939	0.000
	2004	$1.031670	$1.124154	0.000
	2003	$1.000000	$1.031670	0.000
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.253940	$1.457619	59,059.831
Subaccount Inception Date May 1, 2002	2006	$1.153021	$1.253940	57,267.933
	2005	$1.133011	$1.153021	60,910.000
	2004	$1.020318	$1.133011	0.000
	2003	$1.000000	$1.020318	0.000
Transamerica Equity VP – Service Class(1)	2007	$1.438658	$1.640617	0.000
Subaccount Inception Date May 1, 2000	2006	$1.350556	$1.438658	0.000
	2005	$1.181752	$1.350556	0.000
	2004	$1.040034	$1.181752	0.000
	2003	$1.000000	$1.040034	0.000
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.391249	$1.678056	479,585.025
Subaccount Inception Date May 1, 2001	2006	$1.349446	$1.391249	479,585.025
	2005	$1.184331	$1.349446	479,585.000
	2004	$1.034365	$1.184331	0.000
	2003	$1.000000	$1.034365	0.000
Transamerica Money Market VP – Service Class(1)	2007	$1.023447	$1.053691	0.000
Subaccount Inception Date January 1, 1995	2006	$0.996740	$1.023447	0.000
	2005	$0.988163	$0.996740	0.000
	2004	$0.997975	$0.988163	0.000
	2003	$1.000000	$0.997975	0.000
Transamerica Science & Technology VP – Service Class(1)	2007	$1.072106	$1.395992	0.000
Subaccount Inception Date May 1, 2001	2006	$1.082559	$1.072106	0.000
	2005	$1.081350	$1.082559	0.000
	2004	$1.023018	$1.081350	0.000
	2003	$1.000000	$1.023018	0.000
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.037003	$1.077987	0.000
Subaccount Inception Date June 16, 1995	2006	$1.023786	$1.037003	0.000
	2005	$1.021415	$1.023786	0.000
	2004	$1.010033	$1.021415	0.000
	2003	$1.000000	$1.010033	0.000
Transamerica Van Kampen Active International Allocation VP – Service Class(1)	2007	$1.688553	$1.912806	0.000
Subaccount Inception Date January 1, 1995	2006	$1.394564	$1.688553	0.000
	2005	$1.248984	$1.394564	0.000
	2004	$1.098299	$1.248984	0.000
	2003	$1.000000	$1.098299	0.000
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.333655	$1.427811	0.000
Subaccount Inception Date January 1, 1995	2006	$1.232880	$1.333655	0.000
	2005	$1.149531	$1.232880	0.000
	2004	$1.039475	$1.149531	0.000
	2003	$1.000000	$1.039475	0.000

44

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.183963	$1.422234	0.000
Subaccount Inception Date May 1, 2001	2006	$1.099210	$1.183963	0.000
	2005	$1.042187	$1.099210	0.000
	2004	$0.991877	$1.042187	0.000
	2003	$1.000000	$0.991877	0.000
PAM Transamerica U.S. Government Securities VP – Service Class	2007	$1.015399	$1.055536	0.000
Subaccount Inception Date January 3, 2005	2006	$1.002455	$1.015399	0.000
	2005	$1.000000	$1.002455	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.578848	$1.572701	0.000
Subaccount Inception Date May 1, 2002	2006	$1.422329	$1.578848	0.000
	2005	$1.372649	$1.422329	0.000
	2004	$1.260152	$1.372649	0.000
	2003	$1.000000	$1.260152	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.406365	$1.544198	0.000
Subaccount Inception Date May 1, 2002	2006	$1.349173	$1.406365	0.000
	2005	$1.264269	$1.349173	0.000
	2004	$1.209842	$1.264269	0.000
	2003	$1.000000	$1.209842	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.581624	$1.629813	0.000
Subaccount Inception Date May 1, 2001	2006	$1.375591	$1.581624	0.000
	2005	$1.338105	$1.375591	0.000
	2004	$1.224207	$1.338105	0.000
	2003	$1.000000	$1.224207	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.338697	$1.494647	0.000
Subaccount Inception Date May 1, 2001	2006	$1.370855	$1.338697	0.000
	2005	$1.214502	$1.370855	0.000
	2004	$1.140633	$1.214502	0.000
	2003	$1.000000	$1.140633	0.000
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.768828	$2.039006	156,512.468
Subaccount Inception Date May 1, 2000	2006	$1.615072	$1.768828	0.000
	2005	$1.408730	$1.615072	0.000
	2004	$1.244755	$1.408730	0.000
	2003	$1.000000	$1.244755	0.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.636867	$1.629023	0.000
Subaccount Inception Date May 1, 2000	2006	$1.388679	$1.636867	0.000
	2005	$1.338348	$1.388679	0.000
	2004	$1.224303	$1.338348	0.000
	2003	$1.000000	$1.224303	0.000
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.365301	$1.699387	0.000
Subaccount Inception Date May 1, 2000	2006	$1.303457	$1.365301	0.000
	2005	$1.257037	$1.303457	0.000
	2004	$1.240368	$1.257037	0.000
	2003	$1.000000	$1.240368	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$2.124578	$2.408082	162,534.941
Subaccount Inception Date May 1, 2000	2006	$1.923135	$2.124578	34,684.412
	2005	$1.657981	$1.923135	38,577.000
	2004	$1.353371	$1.657981	0.000
	2003	$1.000000	$1.353371	0.000

45

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.863070	$1.930481	18,346.121
Subaccount Inception Date May 1, 2000	2006	$1.634008	$1.863070	20,767.366
	2005	$1.623128	$1.634008	21,239.000
	2004	$1.450821	$1.623128	0.000
	2003	$1.000000	$1.450821	0.000
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.968163	0.000
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.962219	0.000
Subaccount Inception Date May 1, 2007
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.066624	0.000
Subaccount Inception Date May 1, 2007
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.872445	$2.240126	0.000
Subaccount Inception Date October 9, 2000	2006	$1.681417	$1.872445	0.000
	2005	$1.527091	$1.681417	0.000
	2004	$1.289799	$1.527091	0.000
	2003	$1.000000	$1.289799	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.456794	$1.565642	0.000
Subaccount Inception Date October 9, 2000	2006	$1.256787	$1.456794	0.000
	2005	$1.211286	$1.256787	0.000
	2004	$1.179152	$1.211286	0.000
	2003	$1.000000	$1.179152	0.000
JPMorgan Bond Portfolio	2007	$1.069898	$1.065359	0.000
Subaccount Inception Date May 1, 2004	2006	$1.045296	$1.069898	0.000
	2005	$1.034467	$1.045296	0.000
	2004	$1.000000	$1.034467	0.000
JPMorgan International Equity Portfolio	2007	$1.496811	$1.608190	0.000
Subaccount Inception Date May 1, 2004	2006	$1.256269	$1.496811	0.000
	2005	$1.154714	$1.256269	0.000
	2004	$1.000000	$1.154714	0.000
JP Morgan Mid Cap Value Portfolio	2007	$1.399400	$1.408937	0.000
Subaccount Inception Date May 1, 2004	2006	$1.218609	$1.399400	0.000
	2005	$1.135295	$1.218609	0.000
	2004	$1.000000	$1.135295	0.000
JP Morgan Small Company Portfolio	2007	$1.390927	$1.289373	0.000
Subaccount Inception Date May 1, 2004	2006	$1.230543	$1.390927	0.000
	2005	$1.210664	$1.230543	0.000
	2004	$1.000000	$1.210664	0.000
JPMorgan U.S. Large Cap Core Equity Portfolio	2007	$1.225642	$1.224440	0.000
Subaccount Inception Date May 1, 2004	2006	$1.069732	$1.225642	0.000
	2005	$1.073903	$1.069732	0.000
	2004	$1.000000	$1.073903	0.000
MFS New Discovery Series – Service Class	2007	$1.532380	$1.539771	0.000
Subaccount Inception Date May 1, 2002	2006	$1.380613	$1.532380	0.000
	2005	$1.337418	$1.380613	0.000
	2004	$1.281338	$1.337418	0.000
	2003	$1.000000	$1.281338	0.000
MFS Total Return Series – Service Class	2007	$1.349359	$1.378209	0.000
Subaccount Inception Date May 1, 2002	2006	$1.229937	$1.349359	0.000
	2005	$1.219729	$1.229937	0.000
	2004	$1.117863	$1.219729	0.000
	2003	$1.000000	$1.117863	0.000

46

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Large-Cap Growth Fund II	2007	$1.106315	$1.186731	0.000
Subaccount Inception Date May 1, 2004	2006	$1.020084	$1.106315	0.000
	2005	$1.017372	$1.020084	0.000
	2004	$1.000000	$1.017372	0.000
MTB Managed Allocation Fund – Aggressive Growth II	2007	$1.206940	$1.277485	0.000
Subaccount Inception Date May 1, 2005	2006	$1.069424	$1.206940	0.000
	2005	$1.000000	$1.069424	0.000
MTB Managed Allocation Fund – Conservative Growth II	2007	$1.072891	$1.108682	0.000
Subaccount Inception Date May 1, 2005	2006	$1.020620	$1.072891	0.000
	2005	$1.000000	$1.020620	0.000
MTB Managed Allocation Fund – Moderate Growth II	2007	$1.160938	$1.219476	0.000
Subaccount Inception Date May 1, 2004	2006	$1.069731	$1.160938	0.000
	2005	$1.046579	$1.069731	0.000
	2004	$1.000000	$1.046579	0.000
MTB Large-Cap Value Fund II	2007	$1.364539	$1.361975	53,693.921
Subaccount Inception Date May 1, 2004	2006	$1.180515	$1.364539	55,794.912
	2005	$1.089064	$1.180515	60,772.000
	2004	$1.000000	$1.089064	0.000
Transamerica American Century Large Company Value VP – Initial Class	2007	$1.622239	$1.576409	0.000
Subaccount Inception Date May 1, 2001	2006	$1.379118	$1.622239	0.000
	2005	$1.347332	$1.379118	0.000
	2004	$1.203525	$1.347332	0.000
	2003	$1.000000	$1.203525	0.000
Transamerica Asset Allocation – Conservative VP – Initial Class	2007	$1.412022	$1.476193	0.000
Subaccount Inception Date May 1, 2002	2006	$1.312681	$1.412022	0.000
	2005	$1.269781	$1.312681	0.000
	2004	$1.177668	$1.269781	0.000
	2003	$1.000000	$1.177668	0.000
Transamerica Asset Allocation – Growth VP – Initial Class	2007	$1.735116	$1.837353	0.000
Subaccount Inception Date May 1, 2002	2006	$1.526920	$1.735116	0.000
	2005	$1.384153	$1.526920	0.000
	2004	$1.233465	$1.384153	0.000
	2003	$1.000000	$1.233465	0.000
Transamerica Asset Allocation – Moderate VP – Initial Class	2007	$1.507513	$1.599309	0.000
Subaccount Inception Date May 1, 2002	2006	$1.375887	$1.507513	0.000
	2005	$1.302907	$1.375887	0.000
	2004	$1.190153	$1.302907	0.000
	2003	$1.000000	$1.190153	0.000
Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2007	$1.629249	$1.726140	0.000
Subaccount Inception Date May 1, 2002	2006	$1.456226	$1.629249	0.000
	2005	$1.348033	$1.456226	0.000
	2004	$1.208053	$1.348033	0.000
	2003	$1.000000	$1.208053	0.000
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2007	$1.833356	$1.885214	0.000
Subaccount Inception Date May 1, 2000	2006	$1.595385	$1.833356	0.000
	2005	$1.400049	$1.595385	0.000
	2004	$1.203821	$1.400049	0.000
	2003	$1.000000	$1.203821	0.000

47

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Global VP – Initial Class	2007	$1.717258	$1.793976	0.000
Subaccount Inception Date June 1, 1999	2006	$1.528367	$1.717258	0.000
	2005	$1.411399	$1.528367	0.000
	2004	$1.295258	$1.411399	0.000
	2003	$1.000000	$1.295258	0.000
Transamerica Capital Guardian U.S. Equity VP – Initial Class	2007	$1.549296	$1.520162	0.000
Subaccount Inception Date October 9, 2000	2006	$1.431638	$1.549296	0.000
	2005	$1.370204	$1.431638	0.000
	2004	$1.270172	$1.370204	0.000
	2003	$1.000000	$1.270172	0.000
Transamerica Capital Guardian Value VP – Initial Class	2007	$1.754507	$1.615813	0.000
Subaccount Inception Date January 1, 1995	2006	$1.532336	$1.754507	0.000
	2005	$1.447475	$1.532336	0.000
	2004	$1.262050	$1.447475	0.000
	2003	$1.000000	$1.262050	0.000
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2007	$2.769192	$2.538833	0.000
Subaccount Inception Date May 1, 2002	2006	$1.980333	$2.769192	0.000
	2005	$1.775643	$1.980333	0.000
	2004	$1.359907	$1.775643	0.000
	2003	$1.000000	$1.359907	0.000
Transamerica JPMorgan Enhanced Index VP – Initial Class	2007	$1.513678	$1.554995	0.000
Subaccount Inception Date May 1, 1997	2006	$1.335594	$1.513678	0.000
	2005	$1.313472	$1.335594	0.000
	2004	$1.203874	$1.313472	0.000
	2003	$1.000000	$1.203874	0.000
Transamerica Jennison Growth VP – Initial Class	2007	$1.443627	$1.582015	0.000
Subaccount Inception Date December 13, 1996	2006	$1.440552	$1.443627	0.000
	2005	$1.288084	$1.440552	0.000
	2004	$1.201055	$1.288084	0.000
	2003	$1.000000	$1.201055	0.000
Transamerica Legg Mason Partners All Cap VP – Initial Class(2)	2007	$1.589416	$1.578112	0.000
Subaccount Inception Date May 1, 2000	2006	$1.364040	$1.589416	0.000
	2005	$1.333479	$1.364040	0.000
	2004	$1.243238	$1.333479	0.000
	2003	$1.000000	$1.243238	0.000
Transamerica MFS High Yield VP – Initial Class	2007	$1.343159	$1.344417	0.000
Subaccount Inception Date June 1, 1999	2006	$1.231758	$1.343159	0.000
	2005	$1.230936	$1.231758	0.000
	2004	$1.141066	$1.230936	0.000
	2003	$1.000000	$1.141066	0.000
Transamerica MFS International Equity VP – Initial Class(3)	2007	$1.815492	$1.947390	0.000
Subaccount Inception Date May 1, 2001	2006	$1.500930	$1.815492	0.000
	2005	$1.353054	$1.500930	0.000
	2004	$1.204089	$1.353054	0.000
	2003	$1.000000	$1.204089	0.000
Transamerica Marsico Growth VP – Initial Class(4)	2007	$1.451258	$1.717168	0.000
Subaccount Inception Date May 1, 2000	2006	$1.401443	$1.451258	0.000
	2005	$1.313185	$1.401443	0.000
	2004	$1.190396	$1.313185	0.000
	2003	$1.000000	$1.190396	0.000

48

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Initial Class	2007	$1.093366	$1.170620	0.000
Subaccount Inception Date May 1, 2002	2006	$1.067500	$1.093366	0.000
	2005	$1.061411	$1.067500	0.000
	2004	$1.033571	$1.061411	0.000
	2003	$1.000000	$1.033571	0.000
Transamerica T. Rowe Price Equity Income VP – Initial Class	2007	$1.592265	$1.616648	0.000
Subaccount Inception Date June 28, 1995	2006	$1.361817	$1.592265	0.000
	2005	$1.330906	$1.361817	0.000
	2004	$1.179524	$1.330906	0.000
	2003	$1.000000	$1.179524	0.000
Transamerica T. Rowe Price Growth Stock VP – Initial Class	2007	$1.536848	$1.659973	0.000
Subaccount Inception Date April 28, 1995	2006	$1.379123	$1.536848	0.000
	2005	$1.321746	$1.379123	0.000
	2004	$1.224267	$1.321746	0.000
	2003	$1.000000	$1.224267	0.000
Transamerica T. Rowe Price Small Cap VP – Initial Class	2007	$1.603251	$1.726938	0.000
Subaccount Inception Date May 1, 2000	2006	$1.574749	$1.603251	0.000
	2005	$1.448541	$1.574749	0.000
	2004	$1.335517	$1.448541	0.000
	2003	$1.000000	$1.335517	0.000
Transamerica Templeton Global VP – Initial Class(5)	2007	$1.566139	$1.773702	0.000
Subaccount Inception Date October 9, 2000	2006	$1.341412	$1.566139	0.000
	2005	$1.269968	$1.341412	0.000
	2004	$1.180561	$1.269968	0.000
	2003	$1.000000	$1.180561	0.000
Transamerica Balanced VP – Initial Class	2007	$1.368009	$1.527268	0.000
Subaccount Inception Date May 1, 2002	2006	$1.275489	$1.368009	0.000
	2005	$1.202024	$1.275489	0.000
	2004	$1.100357	$1.202024	0.000
	2003	$1.000000	$1.100357	0.000
Transamerica Convertible Securities VP – Initial Class	2007	$1.464452	$1.707315	0.000
Subaccount Inception Date May 1, 2002	2006	$1.343575	$1.464452	0.000
	2005	$1.315921	$1.343575	0.000
	2004	$1.183098	$1.315921	0.000
	2003	$1.000000	$1.183098	0.000
Transamerica Equity VP – Initial Class(6)	2007	$1.711474	$1.955782	0.000
Subaccount Inception Date May 1, 2000	2006	$1.601768	$1.711474	0.000
	2005	$1.398461	$1.601768	0.000
	2004	$1.228774	$1.398461	0.000
	2003	$1.000000	$1.228774	0.000
Transamerica Growth Opportunities VP – Initial Class	2007	$1.713077	$2.072094	0.000
Subaccount Inception Date May 1, 2001	2006	$1.658363	$1.713077	0.000
	2005	$1.451701	$1.658363	0.000
	2004	$1.266571	$1.451701	0.000
	2003	$1.000000	$1.266571	0.000
Transamerica Money Market VP – Initial Class	2007	$1.023273	$1.056145	0.000
Subaccount Inception Date January 1, 1995	2006	$0.994099	$1.023273	0.000
	2005	$0.983100	$0.994099	0.000
	2004	$0.990402	$0.983100	0.000
	2003	$1.000000	$0.990402	0.000

49

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Science & Technology VP – Initial Class(7)	2007	$1.423725	$1.857390	0.000
Subaccount Inception Date May 1, 2001	2006	$1.434165	$1.423725	0.000
	2005	$1.429720	$1.434165	0.000
	2004	$1.346290	$1.429720	0.000
	2003	$1.000000	$1.346290	0.000
Transamerica U.S. Government Securities VP – Initial Class	2007	$1.054083	$1.098507	0.000
Subaccount Inception Date June 16, 1995	2006	$1.038511	$1.054083	0.000
	2005	$1.033585	$1.038511	0.000
	2004	$1.018170	$1.033585	0.000
	2003	$1.000000	$1.018170	0.000
Transamerica Van Kampen Active International Allocation VP – Initial	2007	$1.990629	$2.261454	0.000
Class	2006	$1.639880	$1.990629	0.000
Subaccount Inception Date January 1, 1995	2005	$1.466280	$1.639880	0.000
	2004	$1.285755	$1.466280	0.000
	2003	$1.000000	$1.285755	0.000
Transamerica Van Kampen Large Cap Core VP – Initial Class	2007	$1.478850	$1.587694	0.000
Subaccount Inception Date January 1, 1995	2006	$1.363739	$1.478850	0.000
	2005	$1.268142	$1.363739	0.000
	2004	$1.144444	$1.268142	0.000
	2003	$1.000000	$1.144444	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class	2007	$1.439923	$1.733878	0.000
Subaccount Inception Date May 1, 2001	2006	$1.333014	$1.439923	0.000
	2005	$1.261063	$1.333014	0.000
	2004	$1.197654	$1.261063	0.000
	2003	$1.000000	$1.197654	0.000

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial	2007	$1.280857	$1.247137	0.000
Class(1)	2006	$1.086762	$1.280857	0.000
Subaccount Inception Date May 1, 2001	2005	$1.059628	$1.086762	0.000
	2004	$0.944663	$1.059628	0.000
	2003	$0.744847	$0.944663	4,902.8259
	2002	$0.938285	$0.744847	5,905.982
	2001	$1.000000	$0.938285	5,911.128
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.308178	$1.370333	0.000
Subaccount Inception Date May 1, 2002	2006	$1.213762	$1.308178	0.000
	2005	$1.171794	$1.213762	0.000
	2004	$1.084641	$1.171794	40,883.000
	2003	$0.896108	$1.084641	0.000
	2002	$1.000000	$0.896108	100.00
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.466466	$1.555945	9,622.196
Subaccount Inception Date May 1, 2002	2006	$1.287977	$1.466466	39,311.453
	2005	$1.165251	$1.287977	32,684.000
	2004	$1.036347	$1.165251	38,724.000
	2003	$0.804600	$1.036347	32,495.131
	2002	$1.000000	$0.804600	100.00

50

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.359333	$1.444964	31,630.893
Subaccount Inception Date May 1, 2002	2006	$1.238214	$1.359333	136,777.526
	2005	$1.170234	$1.238214	83,529.000
	2004	$1.034952	$1.170234	41,496.000
	2003	$0.867636	$1.034952	0.000
	2002	$1.000000	$0.867636	100.00
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.425519	$1.513286	85,063.297
Subaccount Inception Date May 1, 2002	2006	$1.271629	$1.425519	161,164.112
	2005	$1.174845	$1.271629	132,153.000
	2004	$1.050773	$1.174845	332,504.000
	2003	$0.839081	$1.050773	3,283.334
	2002	$1.000000	$0.839081	100.00
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2007	$1.728379	$1.780789	79,788.520
Subaccount Inception Date May 1, 2000	2006	$1.501085	$1.728379	79,469.649
	2005	$1.314713	$1.501085	92,884.000
	2004	$1.128224	$1.314713	110,741.000
	2003	$0.882787	$1.128224	34,223.474
	2002	$1.044981	$0.882787	45,275.931
	2001	$1.080814	$1.044981	42,812.150
	2000	$1.000000	$1.080814	2,959.117
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.611439	$1.686762	1,909.274
Subaccount Inception Date June 1, 1999	2006	$1.431376	$1.611439	72,964.389
	2005	$1.319244	$1.431376	87,303.000
	2004	$1.208296	$1.319244	97,164.000
	2003	$0.891692	$1.208296	113,043.815
	2002	$1.125133	$0.891692	69,924.721
	2001	$1.274775	$1.125133	95,975.582
	2000	$1.530432	$1.274775	93,921.969
	1999	$1.000000	$1.530432	8,817.278
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.041317	$1.023761	8,840.022
Subaccount Inception Date October 9, 2000	2006	$0.960354	$1.041317	8,840.022
	2005	$0.917337	$0.960354	10,223.000
	2004	$0.848695	$0.917337	7,308.000
	2003	$0.631386	$0.848695	5,538.360
	2002	$0.841423	$0.631386	6,678.832
	2001	$0.884476	$0.841423	6,684.646
	2000	$1.000000	$0.884476	1,138.031
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$3.329732	$3.072597	17,698.058
Subaccount Inception Date January 1, 1995	2006	$1.532336	$3.329732	41,435.195
	2005	$2.736295	$1.532336	121,518.000
	2004	$2.381070	$2.736295	155,321.000
	2003	$1.796659	$2.381070	246,047.966
	2002	$2.300746	$1.796659	258,960.664
	2001	$2.191158	$2.300746	270,419.710
	2000	$2.107532	$2.191158	242,351.466
	1999	$2.207657	$2.107532	173,486.830
	1998	$2.022644	$2.207657	106,211.103
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.544168	$2.337148	0.000
Subaccount Inception Date May 1, 2002	2006	$1.815856	$2.544168	3,615.514
	2005	$1.624970	$1.815856	8,740.000
	2004	$1.242059	$1.624970	5,698.000
	2003	$0.929213	$1.242059	4,732.749
	2002	$1.000000	$0.929213	5,175.844

51

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Initial Class(1)	2007	$1.660482	$1.709194	10,809.902
Subaccount Inception Date May 1, 1997	2006	$1.462270	$1.660482	78,058.928
	2005	$1.435224	$1.462270	243,534.000
	2004	$1.312864	$1.435224	574,166.000
	2003	$1.033936	$1.312864	586,841.706
	2002	$1.392379	$1.033936	596,773.529
	2001	$1.606561	$1.392379	631,443.266
	2000	$1.831468	$1.606561	721,520.270
	1999	$1.574026	$1.831468	511,192.617
	1998	$1.199020	$1.574026	202,995.681
Transamerica Jennison Growth VP – Initial Class(1)	2007	$0.902202	$0.990644	14,151.490
Subaccount Inception Date December 13, 1996	2006	$0.898512	$0.902202	74,404.749
	2005	$0.801842	$0.898512	109,558.000
	2004	$0.746188	$0.801842	154,323.000
	2003	$0.588432	$0.746188	176,980.062
	2002	$0.862821	$0.588432	192,044.741
	2001	$1.075789	$0.862821	195,738.642
	2000	$1.235481	$1.075789	178,461.289
	1999	$1.197263	$1.235481	89,492.709
	1998	$1.136598	$1.197263	70,958.668
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.315813	$1.309050	91,868.380
Subaccount Inception Date May 1, 2000	2006	$1.127017	$1.315813	112,485.859
	2005	$1.099598	$1.127017	133,953.000
	2004	$1.023166	$1.099598	138,137.000
	2003	$0.768775	$1.023166	138,158.302
	2002	$1.036993	$0.768775	51,542.560
	2001	$1.031639	$1.036993	51,746.986
	2000	$1.000000	$1.031639	19,865.045
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.317726	$1.321554	34,040.839
Subaccount Inception Date June 1, 1999	2006	$1.206061	$1.317726	84,234.967
	2005	$1.202886	$1.206061	102,161.000
	2004	$1.112877	$1.202886	123,393.000
	2003	$0.959844	$1.112877	205,467.040
	2002	$0.954934	$0.959844	178,894.560
	2001	$0.934479	$0.954934	65,342.576
	2000	$1.000739	$0.934479	40,339.546
	1999	$1.000000	$1.000739	1,010.192
Transamerica MFS International Equity VP – Initial Class(1)	2007	$1.196166	$1.285611	0.000
Subaccount Inception Date May 1, 2001	2006	$0.986968	$1.196166	3,029.398
	2005	$0.887981	$0.986968	0.000
	2004	$0.788649	$0.887981	1,477.000
	2003	$0.639197	$0.788649	1,487.8205
	2002	$0.832379	$0.639197	999.092
	2001	$1.000000	$0.832379	1,000.000
Transamerica Marsico Growth VP – Initial Class(1)(2)	2007	$0.860803	$1.020546	27,610.299
Subaccount Inception Date May 1, 2000	2006	$0.829621	$0.860803	98,665.528
	2005	$0.775852	$0.829621	146,109.000
	2004	$0.701926	$0.775852	89,046.000
	2003	$0.564189	$0.701926	63,050.610
	2002	$0.774069	$0.564189	123,295.390
	2001	$0.915132	$0.774069	123,301.237
	2000	$1.000000	$0.915132	41,944.014

52

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.155465	$1.239554	33,314.070
Subaccount Inception Date May 1, 2002	2006	$1.125921	$1.155465	135,212.393
	2005	$1.117299	$1.125921	125,480.000
	2004	$1.085852	$1.117299	85,684.000
	2003	$1.051137	$1.085852	106,038.954
	2002	$1.000000	$1.051137	92,820.703
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$3.368488	$3.426833	61,824.168
Subaccount Inception Date June 28, 1995	2006	$2.875334	$3.368488	125,121.853
	2005	$2.804550	$2.875334	264,933.000
	2004	$2.480657	$2.804550	437,391.000
	2003	$2.005805	$2.480657	580,177.178
	2002	$2.336285	$2.005805	565,018.340
	2001	$2.322307	$2.336285	556,085.801
	2000	$2.099660	$2.322307	444,498.428
	1999	$2.060734	$2.099660	331,752.822
	1998	$1.885394	$2.060734	145,891.829
Transamerica T. Rowe Price Growth Stock VP – Initial Class(1)	2007	$3.338650	$3.613265	4,561.367
Subaccount Inception Date April 28, 1995	2006	$2.990128	$3.338650	76,203.491
	2005	$2.860098	$2.990128	163,608.000
	2004	$2.643952	$2.860098	484,661.000
	2003	$2.053295	$2.643952	654,455.626
	2002	$2.701515	$2.053295	672,750.277
	2001	$3.049975	$2.701515	765,900.531
	2000	$3.112902	$3.049975	521,078.691
	1999	$2.586964	$3.112902	380,267.267
	1998	$2.011973	$2.586964	206,657.078
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$0.907388	$0.979320	36,939.887
Subaccount Inception Date May 1, 2000	2006	$0.889508	$0.907388	77,541.168
	2005	$0.816617	$0.889508	117,453.000
	2004	$0.751414	$0.816617	118,312.000
	2003	$0.543474	$0.751414	123,785.556
	2002	$0.759675	$0.543474	127,664.408
	2001	$0.854538	$0.759675	88,894.568
	2000	$1.000000	$0.854538	21,134.126
Transamerica Templeton Global VP – Initial Class(3)	2007	$0.694258	$0.787816	0.000
Subaccount Inception Date October 9, 2000	2006	$0.593475	$0.694258	156,903.517
	2005	$0.560767	$0.593475	309,293.000
	2004	$0.750221	$0.560767	179,177.000
	2003	$0.601160	$0.750221	0.000
	2002	$0.777811	$0.601160	998.103
	2001	$0.949871	$0.777811	999.010
	2000	$1.000000	$0.949871	1,000.000
Transamerica Balanced VP – Initial Class(1)	2007	$1.317444	$1.473732	0.000
Subaccount Inception Date May 1, 2002	2006	$1.225959	$1.317444	0.000
	2005	$1.153085	$1.225959	0.000
	2004	$1.053487	$1.153085	0.000
	2003	$0.939281	$1.053487	0.000
	2002	$1.000000	$0.939281	100.000
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.398675	$1.633852	0.000
Subaccount Inception Date May 1, 2002	2006	$1.280730	$1.398675	4,423.502
	2005	$1.251920	$1.280730	9,340.000
	2004	$1.123331	$1.251920	5,012.000
	2003	$0.922464	$1.123331	2,512.159
	2002	$1.000000	$0.922464	2,777.402

53

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class(1)	2007	$0.933273	$1.068609	461,421.678
Subaccount Inception Date May 1, 2000	2006	$0.871749	$0.933273	1,003,887.968
	2005	$0.759605	$0.871749	398,346.000
	2004	$0.666113	$0.759605	408,335.000
	2003	$0.515473	$0.666113	254,511.478
	2002	$0.673200	$0.515473	255,531.386
	2001	$0.830010	$0.673200	248,639.622
	2000	$1.000000	$0.830010	49,791.821
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.641388	$1.989318	27,588.362
Subaccount Inception Date May 1, 2001	2006	$1.585850	$1.641388	28,705.306
	2005	$1.385505	$1.585850	30,285.000
	2004	$1.206431	$1.385505	31,529.000
	2003	$0.933700	$1.206431	3,005.147
	2002	$1.106551	$0.933700	6,545.703
	2001	$1.000000	$1.106551	1,000.000
Transamerica Money Market VP – Initial Class(1)	2007	$1.397684	$1.445445	34,051.182
Subaccount Inception Date January 1, 1995	2006	$1.355166	$1.397684	289,507.786
	2005	$1.337543	$1.355166	76,191.000
	2004	$1.344809	$1.337543	423,958.000
	2003	$1.000000	$1.344809	421,796.751
Transamerica Science & Technology VP – Initial Class(1)	2007	$0.745053	$0.973915	0.000
Subaccount Inception Date May 1, 2001	2006	$0.749053	$0.745053	70,772.686
	2005	$0.745263	$0.749053	70,773.000
	2004	$0.471165	$0.745263	70,773.000
	2003	$0.471165	$0.471165	0.000
	2002	$0.773226	$0.471165	999.094
	2001	$1.000000	$0.773226	1,000.000
Transamerica Small/Mid Cap Value VP – Initial Class(1)	2007	$5.251546	$6.450269	39,952.625
Subaccount Inception Date January 1, 1995	2006	$4.517208	$5.251546	109,775.447
	2005	$4.039241	$4.517208	195,167.000
	2004	$3.525694	$4.039241	254,823.000
	2003	$1.876147	$3.525694	267,854.289
	2002	$3.147350	$1.876147	296,499.187
	2001	$2.481941	$3.147350	298,122.905
	2000	$2.270110	$2.481941	222,186.842
	1999	$1.781675	$2.270110	92,417.541
	1998	$1.780884	$1.781675	119,463.216
Transamerica U.S. Government Securities VP – Initial Class(1)	2007	$1.547592	$1.616019	75,102.063
Subaccount Inception Date June 16, 1995	2006	$1.521732	$1.547592	293,195.333
	2005	$1.511541	$1.521732	438,544.000
	2004	$1.486055	$1.511541	579,358.000
	2003	$1.465892	$1.486055	816,380.283
	2002	$1.406799	$1.465892	894,347.207
	2001	$1.359434	$1.406799	424,671.372
	2000	$1.253119	$1.359434	352,869.442
	1999	$1.283673	$1.253119	123,620.377
	1998	$1.231625	$1.283673	38,151.310

54

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Active International Allocation VP – Initial	2007	$2.026974	$2.307306	18,587.674
Class(1)	2006	$1.666550	$2.026974	86,712.119
Subaccount Inception Date January 1, 1995	2005	$1.487198	$1.666550	155,637.000
	2004	$1.301525	$1.487198	226,175.000
	2003	$0.995170	$1.301525	331,430.212
	2002	$1.217188	$0.995170	343,155.992
	2001	$1.604565	$1.217188	394,641.026
	2000	$1.993345	$1.604565	286,553.696
	1999	$1.529380	$1.993345	113,650.831
	1998	$1.313338	$1.529380	39,361.912
Transamerica Van Kampen Large Cap Core VP – Initial Class(1)	2007	$3.406631	$3.664610	5,685.873
Subaccount Inception Date January 1, 1995	2006	$3.135303	$3.406631	71,103.545
	2005	$2.909800	$3.135303	105,820.000
	2004	$2.620788	$2.909800	202,899.000
	2003	$2.197980	$2.620788	228,163.426
	2002	$2.669327	$2.197980	278,147.691
	2001	$2.916927	$2.669327	303,649.088
	2000	$3.148754	$2.916927	220,450.321
	1999	$2.529863	$3.148754	77,640.163
	1998	$2.168718	$2.529863	31,242.813
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$0.810185	$0.977513	0.000
Subaccount Inception Date May 1, 2001	2006	$0.748559	$0.810185	0.000
	2005	$0.706779	$0.748559	0.000
	2004	$0.669908	$0.706779	0.000
	2003	$0.530826	$0.669908	0.000
	2002	$0.805310	$0.530826	999.090
	2001	$1.000000	$0.805310	1,000.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.253207	$1.250803	0.000
Subaccount Inception Date May 1, 2002	2006	$1.126766	$1.253207	679.678
	2005	$1.085273	$1.126766	694.000
	2004	$0.994356	$1.085273	708.000
	2003	$0.757548	$0.994356	0.000
	2002	$1.000000	$0.757548	100.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.179248	$1.297388	0.000
Subaccount Inception Date May 1, 2002	2006	$1.129078	$1.179248	0.000
	2005	$1.055944	$1.129078	24,590.000
	2004	$1.008489	$1.055944	24,590.000
	2003	$0.792764	$1.008489	23,333.109
	2002	$1.000000	$0.792764	100.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.197896	$1.236841	7,637.504
Subaccount Inception Date May 1, 2001	2006	$1.039808	$1.197896	8,373.555
	2005	$1.009478	$1.039808	8,389.000
	2004	$0.921732	$1.009478	15,028.000
	2003	$0.708109	$0.921732	19,191.425
	2002	$0.925071	$0.708109	30,618.120
	2001	$1.000000	$0.925071	53,456.320
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$0.834587	$0.933656	19,154.910
Subaccount Inception Date May 1, 2001	2006	$0.852963	$0.834587	0.000
	2005	$0.754200	$0.852963	0.000
	2004	$0.706925	$0.754200	0.000
	2003	$0.581903	$0.706925	0.000
	2002	$0.854462	$0.581903	999.096
	2001	$1.000000	$0.854462	1,000.000

55

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.275926	$1.473743	0.000
Subaccount Inception Date May 1, 2000	2006	$1.162724	$1.275926	138,255.508
	2005	$1.012189	$1.162724	141,013.000
	2004	$0.892604	$1.012189	207,607.000
	2003	$0.707070	$0.892604	220,564.467
	2002	$0.794319	$0.707070	225,339.200
	2001	$0.921627	$0.794319	298,213.600
	2000	$1.000000	$0.921627	230,856.696
Fidelity – VIP Equity – Income Portfolio – Service Class 2	2007	$1.420132	$1.416129	127,556.563
Subaccount Inception Date May 1, 2000	2006	$1.202448	$1.420132	153,827.312
	2005	$1.156611	$1.202448	194,000.000
	2004	$1.055967	$1.156611	216,125.000
	2003	$0.824682	$1.055967	379,246.635
	2002	$1.010868	$0.824682	501,488.585
	2001	$1.083236	$1.010868	501,313.980
	2000	$1.000000	$1.083236	45,762.072
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$0.860003	$1.072563	0.000
Subaccount Inception Date May 1, 2000	2006	$.0819443	$0.860003	0.000
	2005	$0.788705	$.0819443	13,049.000
	2004	$0.776712	$0.788705	20,836.000
	2003	$0.595094	$0.776712	20,864.670
	2002	$0.867001	$0.595094	9,262.178
	2001	$1.000000	$0.867001	1,000.000
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2007	$0.812890	$0.983762	10,694.628
Subaccount Inception Date May 1, 2000	2006	$0.785264	$0.812890	51,420.936
	2005	$0.733732	$0.785264	52,368.000
	2004	$0.697106	$0.733732	52,433.000
	2003	$0.547049	$0.697106	52,506.135
	2002	$0.712295	$0.547049	49,750.455
	2001	$0.847487	$0.712295	82,395.506
	2000	$1.000000	$0.847487	50,247.247
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$2.015076	$2.288481	25,304.544
Subaccount Inception Date May 1, 2000	2006	$1.820440	$2.015076	161,824.340
	2005	$1.566373	$1.820440	213,673.000
	2004	$1.276074	$1.566373	240,877.000
	2003	$0.937298	$1.276074	315,275.186
	2002	$1.057890	$0.937298	316,407.900
	2001	$1.113532	$1.057890	329,109.539
	2000	$1.000000	$1.113532	234,192.708
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.497211	$1.554448	3,263.674
Subaccount Inception Date May 1, 2000	2006	$1.310560	$1.497211	3263.674
	2005	$1.299278	$1.310560	3,264.000
	2004	$1.159068	$1.299278	3,527.000
	2003	$0.747954	$1.159068	5,154.947
	2002	$1.000000	$0.747954	5,983.176
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.969437	0.000
Subaccount Inception Date May 1,2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.963492	0.000
Subaccount Inception Date 1, 2007
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.068021	0.000
Subaccount Inception Date May 1, 2007

56

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$0.602328	$0.722030	0.000
Subaccount Inception Date October 9, 2000	2006	$0.539817	$0.602328	8,388.657
	2005	$0.489306	$0.539817	0.000
	2004	$0.412456	$0.489306	0.000
	2003	$0.310792	$0.412456	60,249.305
	2002	$0.439076	$0.310792	85,796.948
	2001	$0.738193	$0.439076	33,895.136
	2000	$1.000000	$0.738193	5,266.187
Janus Aspen – Mid Cap Value Portfolio – Service Shares	2007	$1.345127	$1.419475	2,699.006
Subaccount Inception Date October 9, 2000	2006	$1.187087	$1.345127	2,775.100
	2005	$1.095813	$1.187087	3,471.000
	2004	$0.944696	$1.095813	10,137.000
	2003	$0.679339	$0.944696	10,146.701
	2002	$0.900877	$0.679339	36,913.674
	2001	$0.998590	$0.900877	71,562.862
	2000	$1.000000	$0.998590	27,363.900
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$0.748812	$0.806356	118,134.496
Subaccount Inception Date October 9, 2000	2006	$0.644742	$0.748812	118,332.390
	2005	$0.620178	$0.644742	139,196.000
	2004	$0.602539	$0.620178	139,208.000
	2003	$0.494711	$0.602539	203,633.664
	2002	$0.676228	$0.494711	207,743.633
	2001	$0.887518	$0.676228	264,617.810
	2000	$1.000000	$0.887518	6,571.469
JPMorgan Bond Portfolio	2007	$1.075513	$1.073072	0.000
Subaccount Inception Date May 1, 2004	2006	$1.048719	$1.075513	0.000
	2005	$1.035818	$1.048719	0.000
	2004	$1.000000	$1.035818	0.000
JPMorgan International Equity Portfolio	2007	$1.504671	$1.619845	26,454.447
Subaccount Inception Date May 1, 2004	2006	$1.260387	$1.504671	20,445.927
	2005	$1.156226	$1.260387	0.000
	2004	$1.000000	$1.156226	0.000
JP Morgan Mid Cap Value Portfolio	2007	$1.406752	$1.419152	0.000
Subaccount Inception Date May 1, 2004	2006	$1.222610	$1.406752	0.000
	2005	$1.136777	$1.222610	44,062.000
	2004	$1.000000	$1.136777	40,636.000
JP Morgan Small Company Portfolio	2007	$1.398231	$1.298715	0.000
Subaccount Inception Date May 1, 2004	2006	$1.234577	$1.398231	2,734.275
	2005	$1.212243	$1.234577	45,639.000
	2004	$1.000000	$1.212243	705.000
JPMorgan U.S. Large Cap Core Equity Portfolio	2007	$1.232074	$1.233306	0.000
Subaccount Inception Date May 1, 2004	2006	$1.073237	$1.232074	0.000
	2005	$1.075307	$1.073237	0.000
	2004	$1.000000	$1.075307	0.000
MFS New Discovery Series – Service Class	2007	$1.180187	$1.188222	0.000
Subaccount Inception Date May 1, 2002	2006	$1.061215	$1.180187	0.000
	2005	$1.025998	$1.061215	0.000
	2004	$0.981034	$1.025998	0.000
	2003	$0.746621	$0.981034	0.000
	2002	$1.000000	$0.746621	2,386.729

57

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS Total Return Series – Service Class	2007	$1.272166	$1.301938	4,671.212
Subaccount Inception Date May 1, 2002	2006	$1.157309	$1.272166	61,079.969
	2005	$1.145445	$1.157309	105,679.000
	2004	$1.047708	$1.145445	61,788.000
	2003	$0.917149	$1.047708	44,773.421
	2002	$1.000000	$0.917149	613.568
MTB Large – Cap Growth Fund II	2007	$1.112098	$1.195301	0.000
Subaccount Inception Date May 1, 2004	2006	$1.023420	$1.112098	0.000
	2005	$1.018702	$1.023420	0.000
	2004	$1.000000	$1.018702	0.000
MTB Managed Allocation Fund – Aggressive Growth II	2007	$1.210896	$1.284206	0.000
Subaccount Inception Date May 1, 2005	2006	$1.070823	$1.210896	0.000
	2005	$1.000000	$1.070823	0.000
MTB Managed Allocation Fund – Conservative Growth II	2007	$1.076408	$1.114528	0.000
Subaccount Inception Date May 1, 2005	2006	$1.021961	$1.076408	0.000
	2005	$1.000000	$1.021961	0.000
MTB Managed Allocation Fund – Moderate Growth II	2007	$1.167044	$1.228319	0.000
Subaccount Inception Date May 1, 2004	2006	$1.073249	$1.167044	0.000
	2005	$1.047956	$1.073249	0.000
	2004	$1.000000	$1.047956	0.000
MTB Large – Cap Value Fund II	2007	$1.371686	$1.371819	0.000
Subaccount Inception Date May 1, 2004	2006	$1.184370	$1.371686	0.000
	2005	$1.090483	$1.184370	0.000
	2004	$1.000000	$1.090483	0.000

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service	2007	$1.429446	$1.390136	0.000
Class(1)	2006	$1.214068	$1.429446	0.000
Subaccount Inception Date May 1, 2001	2005	$1.186172	$1.214068	0.000
	2004	$1.059204	$1.186172	0.000
	2003	$1.000000	$1.059204	0.000
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.239782	$1.297074	15,750.687
Subaccount Inception Date May 1, 2002	2006	$1.152354	$1.239782	15,761.702
	2005	$1.113257	$1.152354	15,774.000
	2004	$1.031961	$1.113257	98,943.000
	2003	$1.000000	$1.031961	0.000
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.474838	$1.563178	0.000
Subaccount Inception Date May 1, 2002	2006	$1.297880	$1.474838	0.000
	2005	$1.176385	$1.297880	0.000
	2004	$1.047801	$1.176385	0.000
	2003	$1.000000	$1.047801	0.000
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.312981	$1.394203	1,316,890.940
Subaccount Inception Date May 1, 2002	2006	$1.197677	$1.312981	825,340.444
	2005	$1.134146	$1.197677	1,228,863.000
	2004	$1.035436	$1.134146	0.000
	2003	$1.000000	$1.035436	0.000

58

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.406666	$1.491253	2,336,684.927
Subaccount Inception Date May 1, 2002	2006	$1.256844	$1.406666	1,609,348.361
	2005	$1.162203	$1.256844	114,999.000
	2004	$1.007477	$1.162203	0.000
	2003	$1.000000	$1.041976	0.000
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.031107	$1.102600	94,551.850
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.031107	39,601.397
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.652436	$1.699516	68,353.600
Subaccount Inception Date May 1, 2000	2006	$1.437423	$1.652436	70,869.162
	2005	$1.259988	$1.437423	19,483.000
	2004	$1.083322	$1.259988	0.000
	2003	$1.000000	$1.083322	0.000
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.415130	$1.479923	0.000
Subaccount Inception Date June 1, 1999	2006	$1.259317	$1.415130	0.000
	2005	$1.162446	$1.259317	0.000
	2004	$1.066307	$1.162446	0.000
	2003	$1.000000	$1.066307	0.000
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.285660	$1.262240	0.000
Subaccount Inception Date October 9, 2000	2006	$1.187127	$1.285660	0.000
	2005	$1.135419	$1.187127	0.000
	2004	$1.052043	$1.135419	0.000
	2003	$1.000000	$1.052043	0.000
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.492552	$1.374896	0.000
Subaccount Inception Date January 1, 1995	2006	$1.302986	$1.492552	0.000
	2005	$1.229556	$1.302986	0.000
	2004	$1.071805	$1.229556	0.000
	2003	$1.000000	$1.071805	0.000
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.192002	$2.011267	117,246.778
Subaccount Inception Date May 1, 2002	2006	$1.566920	$2.192002	121,511.890
	2005	$1.404441	$1.566920	122,986.000
	2004	$1.075386	$1.404441	0.000
	2003	$1.000000	$1.075386	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.331057	$1.368371	0.000
Subaccount Inception Date May 1, 1997	2006	$1.174551	$1.331057	0.000
	2005	$1.154615	$1.174551	0.000
	2004	$1.058113	$1.154615	0.000
	2003	$1.000000	$1.058113	0.000
Transamerica Jennison Growth VP– Service Class(1)	2007	$1.238743	$1.358638	0.000
Subaccount Inception Date December 13, 1996	2006	$1.236880	$1.238743	0.000
	2005	$1.105316	$1.236880	0.000
	2004	$1.030039	$1.105316	0.000
	2003	$1.000000	$1.030039	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.351122	$1.341885	0.000
Subaccount Inception Date May 1, 2000	2006	$1.158708	$1.351122	0.000
	2005	$1.132370	$1.158708	0.000
	2004	$1.054984	$1.132370	0.000
	2003	$1.000000	$1.054984	0.000

59

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.215935	$1.219169	29,406.325
Subaccount Inception Date June 1, 1999	2006	$1.115140	$1.215935	26,425.753
	2005	$1.114504	$1.115140	16,272.000
	2004	$1.032571	$1.114504	0.000
	2003	$1.000000	$1.032571	0.000
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.613538	$1.731400	865.304
Subaccount Inception Date May 1, 2001	2006	$1.331666	$1.613538	0.000
	2005	$1.201664	$1.331666	0.000
	2004	$1.067260	$1.201664	0.000
	2003	$1.000000	$1.067260	0.000
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.225360	$1.450917	0.000
Subaccount Inception Date May 1, 2000	2006	$1.182143	$1.225360	0.000
	2005	$1.108246	$1.182143	0.000
	2004	$1.003633	$1.108246	0.000
	2003	$1.000000	$1.003633	0.000
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.073277	$1.150981	78,134.294
Subaccount Inception Date May 1, 2002	2006	$1.047948	$1.073277	57,208.730
	2005	$1.041918	$1.047948	157,783.000
	2004	$1.014282	$1.041918	0.000
	2003	$1.000000	$1.014282	0.000
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.440495	$1.463211	5,072.972
Subaccount Inception Date June 28, 1995	2006	$1.231050	$1.440495	4,911.421
	2005	$1.203056	$1.231050	0.000
	2004	$1.065388	$1.203056	0.000
	2003	$1.000000	$1.065388	0.000
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.324945	$1.431335	16,702.823
Subaccount Inception Date April 28, 1995	2006	$1.188025	$1.324945	14,611.794
	2005	$1.138100	$1.188025	14,612.000
	2004	$1.053890	$1.138100	0.000
	2003	$1.000000	$1.053890	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.222358	$1.316532	36,616.139
Subaccount Inception Date May 1, 2000	2006	$1.199958	$1.222358	20,658.185
	2005	$1.102654	$1.199958	15,014.000
	2004	$1.015907	$1.102654	0.000
	2003	$1.000000	$1.015907	0.000
Transamerica Templeton Global VP – Service Class(3)	2007	$1.338314	$1.516693	56,466.172
Subaccount Inception Date May 1, 2000	2006	$1.146211	$1.338314	60,339.534
	2005	$1.084389	$1.146211	47,424.945
	2004	$1.061116	$1.084389	0.000
	2003	$1.000000	$1.061116	0.000
Transamerica Balanced VP – Service Class(1)	2007	$1.284730	$1.435639	0.000
Subaccount Inception Date May 1, 2002	2006	$1.198546	$1.284730	0.000
	2005	$1.128013	$1.198546	0.000
	2004	$1.032150	$1.128013	0.000
	2003	$1.000000	$1.032150	0.000
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.265673	$1.475629	10,894.007
Subaccount Inception Date May 1, 2002	2006	$1.160386	$1.265673	13,152.414
	2005	$1.136901	$1.160386	0.000
	2004	$1.020793	$1.136901	0.000
	2003	$1.000000	$1.020793	0.000

60

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Service Class(1)	2007	$1.452108	$1.660874	45,765.008
Subaccount Inception Date May 1, 2000	2006	$1.359175	$1.452108	46,620.980
	2005	$1.185805	$1.359175	34,977.000
	2004	$1.040517	$1.185805	0.000
	2003	$1.000000	$1.040517	0.000
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.404303	$1.698843	0.000
Subaccount Inception Date May 1, 2001	2006	$1.358095	$1.404303	0.000
	2005	$1.188415	$1.358095	0.000
	2004	$1.034855	$1.188415	0.000
	2003	$1.000000	$1.034855	0.000
Transamerica Money Market VP – Service Class(1)	2007	$1.033025	$1.066572	20,483.786
Subaccount Inception Date January 1, 1995	2006	$1.003109	$1.033025	0.000
	2005	$0.991554	$1.003109	30,159.000
	2004	$0.998441	$0.991554	0.000
	2003	$1.000000	$0.998441	0.000
Transamerica Science & Technology VP – Service Class(1)	2007	$1.082127	$1.413228	0.000
Subaccount Inception Date May 1, 2001	2006	$1.089473	$1.082127	0.000
	2005	$1.085062	$1.089473	0.000
	2004	$1.023496	$1.085062	0.000
	2003	$1.000000	$1.023496	0.000
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.046724	$1.091334	70,275
Subaccount Inception Date June 16, 1995	2006	$1.030345	$1.046724	67,568.755
	2005	$1.02934	$1.030345	66,132.000
	2004	$1.010507	$1.02934	0.000
	2003	$1.000000	$1.010507	0.000
Transamerica Van Kampen Active International Allocation VP – Service	2007	$1.704347	$1.936438	3,665.816
Class(1)	2006	$1.403570	$1.704347	0.000
Subaccount Inception Date January 1, 1995	2005	$1.253278	$1.403570	0.000
	2004	$1.098810	$1.253278	0.000
	2003	$1.000000	$1.098810	0.000
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.346150	$1.445474	0.000
Subaccount Inception Date January 1, 1995	2006	$1.240764	$1.346150	0.000
	2005	$1.153477	$1.240764	0.000
	2004	$1.039962	$1.153477	0.000
	2003	$1.000000	$1.039962	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.195039	$1.439801	0.000
Subaccount Inception Date May 1, 2001	2006	$1.106231	$1.195039	0.000
	2005	$1.045763	$1.106231	0.000
	2004	$0.992347	$1.045763	0.000
	2003	$1.000000	$0.992347	0.000
PAM Transamerica U.S. Government Securities VP – Service Class	2007	$1.021383	$1.064909	0.000
Subaccount Inception Date January 3, 2005	2006	$1.005392	$1.021383	0.000
	2005	$1.000000	$1.005392	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.597416	$1.595930	0.000
Subaccount Inception Date May 1, 2002	2006	$1.434839	$1.597416	0.000
	2005	$1.380643	$1.434839	0.000
	2004	$1.263748	$1.380643	0.000
	2003	$1.000000	$1.263748	0.000

61

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.422908	$1.567009	0.000
Subaccount Inception Date May 1, 2002	2006	$1.361037	$1.422908	0.000
	2005	$1.271625	$1.361037	0.000
	2004	$1.213285	$1.271625	0.000
	2003	$1.000000	$1.213285	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.600216	$1.653875	0.000
Subaccount Inception Date May 1, 2001	2006	$1.387668	$1.600216	0.000
	2005	$1.345874	$1.387668	0.000
	2004	$1.227677	$1.345874	0.000
	2003	$1.000000	$1.227677	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.354463	$1.516745	5,315.538
Subaccount Inception Date May 1, 2001	2006	$1.382915	$1.354463	5,347.653
	2005	$1.221595	$1.382915	5,382.000
	2004	$1.143893	$1.221595	0.000
	2003	$1.000000	$1.143893	0.000
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.789616	$2.069101	84,778.329
Subaccount Inception Date May 1, 2000	2006	$1.629248	$1.789616	78,390.288
	2005	$1.416928	$1.629248	26,744.000
	2004	$1.248297	$1.416928	0.000
	2003	$1.000000	$1.248297	0.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.656126	$1.653097	20,928.168
Subaccount Inception Date May 1, 2000	2006	$1.400882	$1.656126	18,870.347
	2005	$1.346148	$1.400882	18,951.000
	2004	$1.227795	$1.346148	0.000
	2003	$1.000000	$1.227795	0.000
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.381385	$1.724520	0.000
Subaccount Inception Date May 1, 2000	2006	$1.314937	$1.381385	0.000
	2005	$1.264366	$1.314937	0.000
	2004	$1.243903	$1.264366	0.000
	2003	$1.000000	$1.243903	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$2.149548	$2.443629	112,201.893
Subaccount Inception Date May 1, 2000	2006	$1.940013	$2.149548	110,244.151
	2005	$1.667617	$1.940013	104,343.000
	2004	$1.357215	$1.667617	0.000
	2003	$1.000000	$1.357215	0.000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.884997	$1.959005	291.389
Subaccount Inception Date May 1, 2000	2006	$1.648377	$1.884997	0.000
	2005	$1.632589	$1.648377	0.000
	2004	$1.454966	$1.632589	0.000
	2003	$1.000000	$1.454966	0.000
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.970071	0.000
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.964127	0.000
Subaccount Inception Date May 1, 2007
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.068720	0.000
Subaccount Inception Date May 1, 2007
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.894482	$2.273237	682.899
Subaccount Inception Date October 9, 2000	2006	$1.696195	$1.894482	0.000
	2005	$1.535975	$1.696195	0.000
	2004	$1.293468	$1.535975	0.000
	2003	$1.000000	$1.293468	0.000

62

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.473912	$1.588758	0.000
Subaccount Inception Date October 9, 2000	2006	$1.267822	$1.473912	0.000
	2005	$1.218338	$1.267822	0.000
	2004	$1.182507	$1.218338	0.000
	2003	$1.000000	$1.182507	0.000
JPMorgan Bond Portfolio	2007	$1.078306	$1.076924	0.000
Subaccount Inception Date May 1, 2004	2006	$1.050425	$1.078306	0.000
	2005	$1.036488	$1.050425	0.000
	2004	$1.000000	$1.036488	0.000
JPMorgan International Equity Portfolio	2007	$1.508590	$1.625675	50,351.441
Subaccount Inception Date May 1, 2004	2006	$1.262430	$1.508590	52,632.408
	2005	$1.156977	$1.262430	3,672.000
	2004	$1.000000	$1.156977	0.000
JP Morgan Mid Cap Value Portfolio	2007	$1.410431	$1.424265	13,969.316
Subaccount Inception Date May 1, 2004	2006	$1.224602	$1.410431	13,969.316
	2005	$1.137516	$1.224602	13,969.000
	2004	$1.000000	$1.137516	0.000
JP Morgan Small Company Portfolio	2007	$1.401888	$1.303396	4,769.365
Subaccount Inception Date May 1, 2004	2006	$1.236592	$1.401888	4,798.178
	2005	$1.213026	$1.236592	4,829.000
	2004	$1.000000	$1.213026	0.000
JPMorgan U.S. Large Cap Core Equity Portfolio	2007	$1.235295	$1.237763	0.000
Subaccount Inception Date May 1, 2004	2006	$1.074995	$1.235295	0.000
	2005	$1.076013	$1.074995	0.000
	2004	$1.000000	$1.076013	0.000
MFS New Discovery Series – Service Class	2007	$1.550399	$1.562511	550.210
Subaccount Inception Date May 1, 2002	2006	$1.392739	$1.550399	0.000
	2005	$1.345201	$1.392739	0.000
	2004	$1.284975	$1.345201	0.000
	2003	$1.000000	$1.284975	0.000
MFS Total Return Series – Service Class	2007	$1.365232	$1.398569	69,342.161
Subaccount Inception Date May 1, 2002	2006	$1.240761	$1.365232	71,003.662
	2005	$1.226834	$1.240761	139,078.000
	2004	$1.121046	$1.226834	0.000
	2003	$1.000000	$1.121046	0.000
MTB Large – Cap Growth Fund II	2007	$1.114988	$1.199593	0.000
Subaccount Inception Date May 1, 2004	2006	$1.025084	$1.114988	0.000
	2005	$1.019363	$1.025084	0.000
	2004	$1.000000	$1.019363	0.000
MTB Managed Allocation Fund – Aggressive Growth II	2007	$1.212860	$1.287559	0.000
Subaccount Inception Date May 1, 2005	2006	$1.071523	$1.212860	0.000
	2005	$1.000000	$1.071523	0.000
MTB Managed Allocation Fund – Conservative Growth II	2007	$1.078153	$1.117431	27,064.474
Subaccount Inception Date May 1, 2005	2006	$1.022623	$1.078153	26,091.584
	2005	$1.000000	$1.022623	25,248.000
MTB Managed Allocation Fund – Moderate Growth II	2007	$1.170097	$1.232747	44,694.855
Subaccount Inception Date May 1, 2004	2006	$1.074994	$1.170097	45,956.356
	2005	$1.048637	$1.074994	47,347.000
	2004	$1.000000	$1.048637	0.000

63

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Large – Cap Value Fund II	2007	$1.375294	$1.376793	29,511.160
Subaccount Inception Date May 1, 2004	2006	$1.186324	$1.375294	14,950.321
	2005	$1.091203	$1.186324	14,950.000
	2004	$1.000000	$1.091203	0.000
Transamerica American Century Large Company Value VP – Initial Class	2007	$1.641323	$1.599705	0.000
Subaccount Inception Date May 1, 2001	2006	$1.391248	$1.641323	0.000
	2005	$1.355183	$1.391248	0.000
	2004	$1.206954	$1.355183	0.000
	2003	$1.000000	$1.206954	0.000
Transamerica Asset Allocation – Conservative VP – Initial Class	2007	$1.428670	$1.498046	0.000
Subaccount Inception Date May 1, 2002	2006	$1.324236	$1.428670	0.000
	2005	$1.277188	$1.324236	0.000
	2004	$1.181024	$1.277188	0.000
	2003	$1.000000	$1.181024	0.000
Transamerica Asset Allocation – Growth VP – Initial Class	2007	$1.755524	$1.864491	0.000
Subaccount Inception Date May 1, 2002	2006	$1.540334	$1.755524	0.000
	2005	$1.392203	$1.540334	0.000
	2004	$1.236971	$1.392203	0.000
	2003	$1.000000	$1.236971	0.000
Transamerica Asset Allocation – Moderate VP – Initial Class	2007	$1.525227	$1.622914	0.000
Subaccount Inception Date May 1, 2002	2006	$1.387971	$1.525227	0.000
	2005	$1.310482	$1.387971	0.000
	2004	$1.193541	$1.310482	0.000
	2003	$1.000000	$1.193541	0.000
Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2007	$1.648407	$1.751641	0.000
Subaccount Inception Date May 1, 2002	2006	$1.469013	$1.648407	0.000
	2005	$1.355878	$1.469013	0.000
	2004	$1.211497	$1.355878	0.000
	2003	$1.000000	$1.211497	0.000
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2007	$1.854921	$1.913059	0.000
Subaccount Inception Date May 1, 2000	2006	$1.609415	$1.854921	0.000
	2005	$1.408205	$1.609415	0.000
	2004	$1.207266	$1.408205	0.000
	2003	$1.000000	$1.207266	0.000
Transamerica Capital Guardian Global VP – Initial Class	2007	$1.737480	$1.820505	0.000
Subaccount Inception Date June 1, 1999	2006	$1.448193	$1.737480	0.000
	2005	$1.419631	$1.448193	0.000
	2004	$1.298952	$1.419631	0.000
	2003	$1.000000	$1.298952	0.000
Transamerica Capital Guardian U.S. Equity VP – Initial Class	2007	$1.567535	$1.542642	0.000
Subaccount Inception Date October 9, 2000	2006	$1.444240	$1.567535	0.000
	2005	$1.378197	$1.444240	0.000
	2004	$1.273801	$1.378197	0.000
	2003	$1.000000	$1.273801	0.000
Transamerica Capital Guardian Value VP – Initial Class	2007	$1.775141	$1.639677	0.000
Subaccount Inception Date January 1, 1995	2006	$1.545797	$1.775141	0.000
	2005	$1.455905	$1.545797	0.000
	2004	$1.265657	$1.455905	0.000
	2003	$1.000000	$1.265657	0.000

64

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2007	$2.801761	$2.576331	0.000
Subaccount Inception Date May 1, 2002	2006	$1.997737	$2.801761	0.000
	2005	$1.785976	$1.997737	0.000
	2004	$1.363776	$1.785976	0.000
	2003	$1.000000	$1.363776	0.000
Transamerica JPMorgan Enhanced Index VP – Initial Class	2007	$1.531486	$1.577968	0.000
Subaccount Inception Date May 1, 1997	2006	$1.347338	$1.531486	0.000
	2005	$1.321125	$1.347338	0.000
	2004	$1.207295	$1.321125	0.000
	2003	$1.000000	$1.207295	0.000
Transamerica Jennison Growth VP – Initial Class	2007	$1.460612	$1.605387	0.000
Subaccount Inception Date December 13, 1996	2006	$1.453217	$1.460612	0.000
	2005	$1.295599	$1.453217	0.000
	2004	$1.204482	$1.295599	0.000
	2003	$1.000000	$1.204482	0.000
Transamerica Legg Mason Partners All Cap VP – Initial Class(2)	2007	$1.608121	$1.601438	0.000
Subaccount Inception Date May 1, 2000	2006	$1.376026	$1.608121	0.000
	2005	$1.341240	$1.376026	0.000
	2004	$1.246778	$1.341240	0.000
	2003	$1.000000	$1.246778	0.000
Transamerica MFS High Yield VP – Initial Class	2007	$1.358978	$1.364274	0.000
Subaccount Inception Date June 1, 1999	2006	$1.242598	$1.358978	0.000
	2005	$1.238110	$1.242598	0.000
	2004	$1.144331	$1.238110	0.000
	2003	$1.000000	$1.144331	0.000
Transamerica MFS International Equity VP – Initial Class(3)	2007	$1.836855	$1.976160	0.000
Subaccount Inception Date May 1, 2001	2006	$1.514127	$1.836855	0.000
	2005	$1.360930	$1.514127	0.000
	2004	$1.207518	$1.360930	0.000
	2003	$1.000000	$1.207518	0.000
Transamerica Marsico Growth VP – Initial Class(4)	2007	$1.467071	$1.741027	0.000
Subaccount Inception Date May 1, 2000	2006	$1.412530	$1.467071	0.000
	2005	$1.319680	$1.412530	0.000
	2004	$1.192755	$1.319680	0.000
	2003	$1.000000	$1.192755	0.000
Transamerica PIMCO Total Return VP – Initial Class	2007	$1.106232	$1.187911	0.000
Subaccount Inception Date May 1, 2002	2006	$1.076893	$1.106232	0.000
	2005	$1.067601	$1.076893	0.000
	2004	$1.036530	$1.067601	0.000
	2003	$1.000000	$1.036530	0.000
Transamerica T. Rowe Price Equity Income VP – Initial Class	2007	$1.610983	$1.640502	0.000
Subaccount Inception Date June 28, 1995	2006	$1.373783	$1.610983	0.000
	2005	$1.338644	$1.373783	0.000
	2004	$1.182877	$1.338644	0.000
	2003	$1.000000	$1.182877	0.000
Transamerica T. Rowe Price Growth Stock VP – Initial Class	2007	$1.554938	$1.684497	0.000
Subaccount Inception Date April 28, 1995	2006	$1.391249	$1.554938	0.000
	2005	$1.329440	$1.391249	0.000
	2004	$1.227756	$1.329440	0.000
	2003	$1.000000	$1.227756	0.000

65

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Small Cap VP – Initial Class	2007	$1.622101	$1.752433	0.000
Subaccount Inception Date May 1, 2000	2006	$1.588575	$1.622101	0.000
	2005	$1.456967	$1.588575	0.000
	2004	$1.339310	$1.456967	0.000
	2003	$1.000000	$1.339310	0.000
Transamerica Templeton Global VP – Initial Class(5)	2007	$1.584560	$1.799904	0.000
Subaccount Inception Date October 9, 2000	2006	$1.353204	$1.584560	0.000
	2005	$1.277369	$1.353204	0.000
	2004	$1.183932	$1.277369	0.000
	2003	$1.000000	$1.183932	0.000
Transamerica Balanced VP – Initial Class	2007	$1.384106	$1.549833	0.000
Subaccount Inception Date May 1, 2002	2006	$1.286707	$1.384106	0.000
	2005	$1.209028	$1.286707	0.000
	2004	$1.103501	$1.209028	0.000
	2003	$1.000000	$1.103501	0.000
Transamerica Convertible Securities VP – Initial Class	2007	$1.481679	$1.732544	0.000
Subaccount Inception Date May 1, 2002	2006	$1.355393	$1.481679	0.000
	2005	$1.323592	$1.355393	0.000
	2004	$1.186477	$1.323592	0.000
	2003	$1.000000	$1.186477	0.000
Transamerica Equity VP – Initial Class(6)	2007	$1.731634	$1.984699	0.000
Subaccount Inception Date May 1, 2000	2006	$1.615864	$1.731634	0.000
	2005	$1.406617	$1.615864	0.000
	2004	$1.232280	$1.406617	0.000
	2003	$1.000000	$1.232280	0.000
Transamerica Growth Opportunities VP – Initial Class	2007	$1.733209	$2.102681	0.000
Subaccount Inception Date May 1, 2001	2006	$1.672925	$1.733209	0.000
	2005	$1.460142	$1.672925	0.000
	2004	$1.270172	$1.460142	0.000
	2003	$1.000000	$1.270172	0.000
Transamerica Money Market VP – Initial Class	2007	$1.035327	$1.071763	0.000
Subaccount Inception Date January 1, 1995	2006	$1.002846	$1.035327	0.000
	2005	$0.988833	$1.002846	0.000
	2004	$0.993229	$0.988833	0.000
	2003	$1.000000	$0.993229	0.000
Transamerica Science & Technology VP – Initial Class(7)	2007	$1.440477	$1.884833	0.000
Subaccount Inception Date May 1, 2001	2006	$1.446773	$1.440477	0.000
	2005	$1.438053	$1.446773	0.000
	2004	$1.350131	$1.438053	0.000
	2003	$1.000000	$1.350131	0.000
Transamerica U.S. Government Securities VP – Initial Class	2007	$1.066512	$1.114773	0.000
Subaccount Inception Date June 16, 1995	2006	$1.047667	$1.066512	0.000
	2005	$1.039627	$1.047667	0.000
	2004	$1.021076	$1.039627	0.000
	2003	$1.000000	$1.021076	0.000
Transamerica Van Kampen Active International Allocation VP – Initial	2007	$2.014033	$2.294843	0.000
Class	2006	$1.654282	$2.014033	0.000
Subaccount Inception Date January 1, 1995	2005	$1.474810	$1.654282	0.000
	2004	$1.289411	$1.474810	0.000
	2003	$1.000000	$1.289411	0.000

66

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Large Cap Core VP – Initial Class	2007	$1.496248	$1.611151	0.000
Subaccount Inception Date January 1, 1995	2006	$1.375719	$1.496248	0.000
	2005	$1.275522	$1.375719	0.000
	2004	$1.147704	$1.275522	0.000
	2003	$1.000000	$1.147704	0.000
Transamerica Van Kampen Mid–Cap Growth VP – Initial Class	2007	$1.456838	$1.759460	0.000
Subaccount Inception Date May 1, 2001	2006	$1.344709	$1.456838	0.000
	2005	$1.268412	$1.344709	0.000
	2004	$1.201064	$1.268412	0.000
	2003	$1.000000	$1.201064	0.000

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial	2007	$1.291591	$1.259464	2,145.960
Class(1)	2006	$1.094261	$1.291591	2,460.020
Subaccount Inception Date May 1, 2001	2005	$1.065370	$1.094261	5,097.000
	2004	$0.948383	$1.065370	12,026.000
	2003	$0.746690	$0.948383	6,533.021
	2002	$0.939214	$0.746690	1,000.00
	2001	$1.000000	$0.939214	1,000.00
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.317265	$1.381913	74,203.464
Subaccount Inception Date May 1, 2002	2006	$1.220383	$1.317265	77,035.664
	2005	$1.176448	$1.220383	77,064.000
	2004	$1..087333	$1.176448	164,184.000
	2003	$0.896994	$1.087333	199,459.420
	2002	$1.000000	$0.896994	100.00
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.476629	$1.569060	46,459.342
Subaccount Inception Date May 1, 2002	2006	$1.294993	$1.476629	11,520.090
	2005	$1.169884	$1.294993	11,520.000
	2004	$1.248932	$1.169884	11,502.000
	2003	$0.805402	$1.248932	11,501.972
	2002	$1.000000	$0.805402	82,601.961
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.368733	$1.457116	672,159.819
Subaccount Inception Date May 1, 2002	2006	$1.244946	$1.368733	621,812.202
	2005	$1.174865	$1.244946	530,718.000
	2004	$1.180666	$1.174865	244,147.000
	2003	$0.868490	$1.180666	87,913.869
	2002	$1.000000	$0.868490	100.00
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.435364	$1.526006	341,564.437
Subaccount Inception Date May 1, 2002	2006	$1.278529	$1.435364	339,616.224
	2005	$1.179485	$1.278529	371,782.000
	2004	$1.053363	$1.179485	198,575.000
	2003	$0.839908	$1.053363	27,157.818
	2002	$1.000000	$0.839908	24,142.564

67

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	BeginningAUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2007	$1.745501	$1.801104	186,577.302
Subaccount Inception Date May 1, 2000	2006	$1.513729	$1.745501	119,892.251
	2005	$1.323836	$1.513729	97,289.000
	2004	$1.134367	$1.323836	62,617.000
	2003	$0.886287	$1.134367	124,141.437
	2002	$1.047563	$0.886287	123,900.004
	2001	$1.081878	$1.047563	132,519.936
	2000	$1.000000	$1.081878	10,618.266
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.632783	$1.711650	203,510.723
Subaccount Inception Date June 1, 1999	2006	$1.448193	$1.632783	178,845.388
	2005	$1.332782	$1.448193	145,862.000
	2004	$1.218897	$1.332782	179,923.000
	2003	$0.898194	$1.218897	63,244.664
	2002	$1.131675	$0.898194	64,984.862
	2001	$1.280261	$1.131675	101,101.069
	2000	$1.534754	$1.280261	101,958.300
	1999	$1.000000	$1.534754	33,757.092
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.054511	$1.038273	25,852.551
Subaccount Inception Date October 9, 2000	2006	$.0971090	$1.054511	20,774.777
	2005	$0.926223	$.0971090	17,895.000
	2004	$0.855645	$0.926223	14,702.000
	2003	$0.635616	$0.855645	94,109.847
	2002	$0.845807	$0.635616	14,897.923
	2001	$0.887757	$0.845807	17,697.787
	2000	$1.000000	$0.887757	1,134.196
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$3.377360	$3.121177	853,154.450
Subaccount Inception Date January 1, 1995	2006	$2.939572	$3.377360	999,610.251
	2005	$2.767270	$2.939572	1,275,390.000
	2004	$2.404464	$2.767270	1,618,053.000
	2003	$1.811637	$2.404464	2,149,294.889
	2002	$2.316504	$1.811637	2,361,973.633
	2001	$2.202884	$2.316504	2,703,481.376
	2000	$2.115695	$2.202884	2,942,667.949
	1999	$2.212928	$2.115695	3,372,816.213
	1998	$2.086130	$2.212928	3,668,656.747
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.561764	$2.356813	20,448.757
Subaccount Inception Date May 1, 2002	2006	$1.825716	$2.561764	79,080.487
	2005	$1.631387	$1.825716	75,316.000
	2004	$1.245119	$1.631387	76,990.000
	2003	$0.930127	$1.245119	23,496.127
	2002	$1.000000	$0.930127	10,792.126
Transamerica JPMorgan Enhanced Index VP – Initial Class(1)	2007	$1.684237	$1.736224	537,812.270
Subaccount Inception Date May 1, 1997	2006	$1.480999	$1.684237	608,512.217
	2005	$1.451467	$1.480999	664,454.000
	2004	$1.325747	$1.451467	684,271.000
	2003	$1.042538	$1.325747	908,020.982
	2002	$1.401905	$1.042538	1,017,832.804
	2001	$1.615156	$1.401905	1,221,300.338
	2000	$1.838549	$1.615156	1,429,599.315
	1999	$1.577775	$1.838549	1,383,754.938
	1998	$1.217647	$1.577775	1,007,218.727

68

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Jennison Growth VP – Initial Class(1)	2007	$0.915116	$1.006325	252,307.547
Subaccount Inception Date December 13, 1996	2006	$0.910023	$0.915116	275,817.954
	2005	$0.810917	$0.910023	348,996.000
	2004	$0.753515	$0.810917	430,438.000
	2003	$0.593335	$0.753515	618,843.061
	2002	$0.868714	$0.593335	637,295.701
	2001	$1.081530	$0.868714	742,226.032
	2000	$1.240246	$1.081530	905,807.804
	1999	$1.200101	$1.240246	931,919.689
	1998	$1.156993	$1.200101	886,891.881
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.328898	$1.324021	21,876.587
Subaccount Inception Date May 1, 2000	2006	$1.136546	$1.328898	35,988.858
	2005	$1.107261	$1.136546	28,937.000
	2004	$1.028766	$1.107261	65,564.000
	2003	$0.771838	$1.028766	42,076.741
	2002	$1.039580	$0.771838	49,910.091
	2001	$1.032666	$1.039580	49,657.806
	2000	$1.000000	$1.032666	1,686.226
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.334548	$1.340423	139,333.777
Subaccount Inception Date June 1, 1999	2006	$1.219659	$1.334548	167,703.277
	2005	$1.121465	$1.219659	138,029.000
	2004	$1.122105	$1.1214656	128,067.000
	2003	$0.966374	$1.122105	149,102.738
	2002	$0.960010	$0.966374	154,251.509
	2001	$0.938048	$0.960010	58,795.205
	2000	$1.003083	$0.938048	48,790.996
	1999	$1.000000	$1.003083	1,008.622
Transamerica MFS International Equity VP – Initial Class(1)	2007	$1.206202	$1.298322	21,383.718
Subaccount Inception Date May 1, 2001	2006	$0.993791	$1.206202	12,510.198
	2005	$0.892808	$0.993791	12,390.000
	2004	$0.791771	$0.892808	33,122.000
	2003	$0.640777	$0.791771	42,062.418
	2002	$0.833205	$0.640777	1,000.00
	2001	$1.000000	$0.833205	1,000.00
Transamerica Marsico Growth VP – Initial Class(1)(2)	2007	$0.869361	$1.032219	73,489.762
Subaccount Inception Date May 1, 2000	2006	$0.836629	$0.869361	65,798.538
	2005	$0.781242	$0.836629	57,367.000
	2004	$0.705753	$0.781242	61,084.000
	2003	$0.566427	$0.705753	32,575.714
	2002	$0.775980	$0.566427	33,575.714
	2001	$0.916033	$0.775980	37,898.641
	2000	$1.000000	$0.916033	34,329.508
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.163454	$1.249982	408,016.733
Subaccount Inception Date May 1, 2002	2006	$1.132042	$1.163454	414,698.425
	2005	$1.121717	$1.132042	335,443.000
	2004	$1.088527	$1.121717	369,797.000
	2003	$1.052178	$1.088527	386,471.227
	2002	$1.000000	$1.052178	383,720.149

69

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$3.416636	$3.480982	1,095,623.631
Subaccount Inception Date June 28, 1995	2006	$2.912133	$3.416636	1,314,544.502
	2005	$2.836258	$2.912133	1,661,686.000
	2004	$2.505001	$2.836258	2,041,165.000
	2003	$2.022500	$2.505001	2,486,595.007
	2002	$2.352249	$2.022500	2,857,572.013
	2001	$2.334702	$2.352249	3,162,905.128
	2000	$2.107761	$2.334702	3,247,832.477
	1999	$2.065623	$2.107761	3,519,301.115
	1998	$1.925022	$2.065623	3,702,824.740
Transamerica T. Rowe Price Growth Stock VP – Initial Class(1)	2007	$3.386439	$3.670436	747,582.319
Subaccount Inception Date April 28, 1995	2006	$3.028461	$3.386439	1,058,858.359
	2005	$2.892491	$3.028461	1,276,836.000
	2004	$2.669933	$2.892491	1,347,858.000
	2003	$2.070419	$2.669933	1,691,588.750
	2002	$2.719986	$2.070419	1,906,012.888
	2001	$3.066258	$2.719986	2,283,936.576
	2000	$3.124914	$3.066258	2,782,793.077
	1999	$2.593121	$3.124914	2,752,366.635
	1998	$2.043480	$2.593121	2,640,487.984
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$0.916411	$0.990536	101,826.133
Subaccount Inception Date May 1, 2000	2006	$0.897026	$0.916411	91,768.327
	2005	$0.822294	$0.897026	95,478.000
	2004	$0.755520	$0.822294	156,909.000
	2003	$0.545628	$0.755520	158,305.441
	2002	$0.761551	$0.545628	73,045.174
	2001	$0.855380	$0.761551	6,025.517
	2000	$1.000000	$0.855380	1,757.364
Transamerica Templeton Global VP – Initial Class(3)	2007	$0.701120	$0.796796	232,780.072
Subaccount Inception Date October 9, 2000	2006	$0.598455	$0.701120	140,746.498
	2005	$0.564642	$0.598455	88,749.000
	2004	$0.753804	$0.564642	88,763.000
	2003	$0.603147	$0.753804	0.000
	2002	$0.779219	$0.603147	1,000.000
	2001	$0.950187	$0.779219	1,000.000
	2000	$1.000000	$0.950187	1,000.000
Transamerica Balanced VP – Initial Class(1)	2007	$1.326575	$1.486147	0.000
Subaccount Inception Date May 1, 2002	2006	$1.232622	$1.326575	0.000
	2005	$1.157655	$1.232622	0.000
	2004	$1.056091	$1.157655	0.000
	2003	$0.940213	$1.056091	0.000
	2002	$1.000000	$0.940213	100.000
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.408357	$1.647615	16,084.943
Subaccount Inception Date May 1, 2002	2006	$1.287698	$1.408357	20,632.807
	2005	$1.256871	$1.287698	22,812.000
	2004	$1.126105	$1.256871	23,141.000
	2003	$0.923378	$1.126105	13,140.981
	2002	$1.000000	$0.923378	11,065.844

70

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class(1)	2007	$0.942483	$1.080758	4,974,429.648
Subaccount Inception Date May 1, 2000	2006	$0.879044	$0.942483	5,996,460.293
	2005	$0.764836	$0.879044	180,864.000
	2004	$0.669708	$0.764836	211,294.000
	2003	$0.517494	$0.669708	132,579.593
	2002	$0.674851	$0.517494	117,106.701
	2001	$0.830824	$0.674851	96,252.191
	2000	$1.000000	$0.830824	88,147.489
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.655196	$2.009032	2,177.279
Subaccount Inception Date May 1, 2001	2006	$1.596837	$1.655196	27,943.710
	2005	$1.393038	$1.596837	50,178.000
	2004	$1.211201	$1.393038	93,849.000
	2003	$0.936005	$1.211201	133,896.149
	2002	$1.107646	$0.936005	134,919.511
	2001	$1.000000	$1.107646	1,000.000
Transamerica Money Market VP – Initial Class(1)	2007	$1.417616	$1.468242	378,078.571
Subaccount Inception Date January 1, 1995	2006	$1.372479	$1.417616	241,177.666
	2005	$1.352646	$1.372479	296,890.000
	2004	$1.357996	$1.352646	716,760.000
	2003	$1.000000	$1.357996	1,143,409.671
Transamerica Science & Technology VP – Initial Class(1)	2007	$0.751331	$0.983575	6,210.303
Subaccount Inception Date May 1, 2001	2006	$0.754243	$0.751331	0.000
	2005	$0.749322	$0.754243	0.000
	2004	$0.703168	$0.749322	13,309.000
	2003	$0.472335	$0.703168	0.000
	2002	$0.773994	$0.472335	1,000.000
	2001	$1.000000	$0.773994	1,000.000
Transamerica Small/Mid Cap Value VP – Initial Class(1)	2007	$5.326698	$6.552295	737,125.315
Subaccount Inception Date January 1, 1995	2006	$4.575107	$5.326698	864,126.628
	2005	$4.084993	$4.575107	1,061,030.000
	2004	$3.560345	$4.084993	1,302,051.000
	2003	$1.891803	$3.560345	1,752,100.373
	2002	$3.168906	$1.891803	2,147,804.326
	2001	$2.495215	$3.168906	2,453,322.243
	2000	$2.278888	$2.495215	2,608,817.288
	1999	$1.785929	$2.278888	2,799,571.395
	1998	$1.851229	$1.785929	2,915,575.262
Transamerica U.S. Government Securities VP – Initial Class(1)	2007	$1.567147	$1.638874	574,941.083
Subaccount Inception Date June 16, 1995	2006	$1.538696	$1.567147	751,153.756
	2005	$1.526143	$1.538696	851,518.000
	2004	$1.498190	$1.526143	1,024,691.000
	2003	$1.475683	$1.498190	1,552,789.484
	2002	$1.414117	$1.475683	1,962,714.074
	2001	$1.364481	$1.414117	1,968,528.325
	2000	$1.255919	$1.364481	1,554,234.423
	1999	$1.286733	$1.255919	1,896,613.591
	1998	$1.215033	$1.286733	1,728,824.679

71

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Active International Allocation VP – Initial	2007	$2.056012	$2.343832	1,047,686.604
Class(1)	2006	$1.687937	$2.056012	1,378,640.522
Subaccount Inception Date January 1, 1995	2005	$1.504078	$1.687937	1,589,513.000
	2004	$1.314348	$1.504078	1,992,736.000
	2003	$1.003493	$1.314348	2,642,121.100
	2002	$1.225547	$1.003493	3,157,457.821
	2001	$1.613169	$1.225547	4,208,992.979
	2000	$2.001071	$1.613169	4,746,109.126
	1999	$1.533035	$2.001071	4,799,569.572
	1998	$1.346560	$1.533035	4,958,037.992
Transamerica Van Kampen Large Cap Core VP – Initial Class(1)	2007	$3.455380	$3.722594	744,862.123
Subaccount Inception Date January 1, 1995	2006	$3.175486	$3.455380	832,361.331
	2005	$2.942759	$3.175486	965,987.000
	2004	$2.646551	$2.942759	1,124,846.000
	2003	$2.216306	$2.646551	1,423,807.467
	2002	$2.687589	$2.216306	1,714,512.629
	2001	$2.932518	$2.687589	1,870,569.520
	2000	$3.160924	$2.932518	2,115,478.033
	1999	$2.535888	$3.160924	2,173,009.491
	1998	$2.171948	$2.535888	2,197,971.735
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$0.816984	$0.987189	42,393.968
Subaccount Inception Date May 1, 2001	2006	$0.753727	$0.816984	0.000
	2005	$0.710611	$0.753727	0.000
	2004	$0.672550	$0.710611	14,964.000
	2003	$0.672550	$0.672550	63,216.020
	2002	$0.806099	$0.532132	1,000.000
	2001	$1.000000	$0.806099	1,000.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.261880	$1.261330	661.772
Subaccount Inception Date May 1, 2002	2006	$1.132885	$1.261880	2,736.750
	2005	$1.089564	$1.132885	2,751.000
	2004	$0.996809	$1.089564	12,461.000
	2003	$0.758298	$0.996809	27,425.725
	2002	$1.000000	$0.758298	100.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.187421	$1.308318	0.000
Subaccount Inception Date May 1, 2002	2006	$1.135225	$1.187421	0.00
	2005	$1.060132	$1.135225	2,079.000
	2004	$1.010990	$1.060132	2,082.000
	2003	$0.793548	$1.010990	2,084.819
	2002	$1.000000	$0.793548	2,188.206
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.207946	$1.249071	64,023.201
Subaccount Inception Date May 1, 2001	2006	$1.046993	$1.207946	57,950.143
	2005	$1.014966	$1.046993	50,298.000
	2004	$0.925364	$1.014966	63,667.000
	2003	$0.709849	$0.925364	80,439.128
	2002	$0.925978	$0.709849	161,708.348
	2001	$1.000000	$0.925978	48,324.200
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$0.841626	$0.942925	0.000
Subaccount Inception Date May 1, 2001	2006	$0.858880	$0.841626	0.000
	2005	$0.758307	$0.858880	0.000
	2004	$0.709730	$0.758307	0.000
	2003	$0.583349	$0.709730	0.000
	2002	$0.855309	$0.583349	1,000.000
	2001	$1.000000	$0.855309	1,000.000

72

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.288533	$1.490512	283,549.242
Subaccount Inception Date May 1, 2000	2006	$1.172486	$1.288533	365,685.900
	2005	$1.019188	$1.172486	277,304.000
	2004	$0.897454	$1.019188	175,701.000
	2003	$0.709863	$0.897454	173,101.369
	2002	$0.796290	$0.709863	164,614.679
	2001	$0.922538	$0.796290	104,226.203
	2000	$1.000000	$0.922538	104,254.793
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.434215	$1.432302	96,945.942
Subaccount Inception Date May 1, 2000	2006	$1.212580	$1.434215	65,367.620
	2005	$1.164636	$1.212580	185,882.000
	2004	$1.061718	$1.164636	151,402.000
	2003	$0.827945	$1.061718	162,656.989
	2002	$1.013361	$0.827945	145,250.251
	2001	$1.084290	$1.013361	47,973.006
	2000	$1.000000	$1.084290	2,481.581
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$0.867250	$1.083210	43,279.097
Subaccount Inception Date May 1, 2000	2006	$0.825131	$0.867250	50,606.826
	2005	$0.793008	$0.825131	43,310.000
	2004	$0.779797	$0.793008	36,963.000
	2003	$0.596567	$0.779797	9,521.465
	2002	$0.867866	$0.596567	10,521.465
	2001	$1.000000	$0.867866	1,000.000
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2007	$0.820943	$0.994989	28,042.298
Subaccount Inception Date May 1, 2000	2006	$0.791876	$0.820943	0.000
	2005	$0.738821	$0.791876	0.000
	2004	$0.700898	$0.738821	0.000
	2003	$0.549208	$0.700898	0.000
	2002	$0.714054	$0.549208	1,000.000
	2001	$0.858316	$0.714054	10,559.045
	2000	$1.000000	$0.848316	50,514.510
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$2.035076	$2.314639	368,163.432
Subaccount Inception Date May 1, 2000	2006	$1.835788	$2.035076	334,904.195
	2005	$1.577251	$1.835788	338,763.000
	2004	$1.283034	$1.577251	291,926.000
	2003	$0.941019	$1.283034	320,917.226
	2002	$1.060517	$0.941019	288,722.542
	2001	$1.114623	$1.060517	73,247.471
	2000	$1.000000	$1.114623	66,129.248
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.507568	$1.567541	74,280.687
Subaccount Inception Date May 1, 2000	2006	$1.317677	$1.507568	77,864.031
	2005	$1.304413	$1.317677	98,037.000
	2004	$1.161919	$1.304413	110,606.000
	2003	$0.748696	$1.161919	86,362.456
	2002	$1.000000	$0.748696	73,075.863
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.970390	0.000
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.964440	0.000
Subaccount Inception Date May 1, 2007
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.069077	0.000
Subaccount Inception Date May 1, 2007

73

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$0.554748	$0.665981	9,093.465
Subaccount Inception Date October 9, 2000	2006	$0.496441	$0.554748	0.000
	2005	$0.449324	$0.496441	0.000
	2004	$0.378196	$0.449324	0.000
	2003	$0.284558	$0.378196	0.000
	2002	$0.401433	$0.284558	1,095.756
	2001	$0.673903	$0.401433	1,095.756
	2000	$1.000000	$0.673903	1,095.756
Janus Aspen – Mid Cap Value Portfolio – Service Shares	2007	$1.357503	$1.434668	0.000
Subaccount Inception Date October 9, 2000	2006	$1.196244	$1.357503	3,794.910
	2005	$1.102643	$1.196244	3,801.000
	2004	$0.949174	$1.102643	3,807.000
	2003	$0.681560	$0.949174	3,814.407
	2002	$0.902500	$0.681560	4,821.920
	2001	$0.998916	$0.902500	8,459.091
	2000	$1.000000	$0.998916	5,315.487
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$0.755725	$0.815023	10,053.037
Subaccount Inception Date October 9, 2000	2006	$0.649729	$0.755725	4,404.633
	2005	$0.624061	$0.649729	7,719.000
	2004	$0.605414	$0.624061	7,729.000
	2003	$0.446997	$0.605414	10,548.286
	2002	$0.610114	$0.446997	11,557.178
	2001	$0.799555	$0.610114	11,567.884
	2000	$1.000000	$0.799555	7,121.730
JPMorgan Bond Portfolio	2007	$1.079753	$1.078895	1,310.248
Subaccount Inception Date May 1, 2004	2006	$1.051301	$1.079753	4,145.958
	2005	$1.1036839	$1.051301	1,311.000
	2004	$1.000000	$1.1036839	1,312.000
JPMorgan International Equity Portfolio	2007	$1.510573	$1.628608	19,173.230
Subaccount Inception Date May 1, 2004	2006	$1.263470	$1.510573	18,649.086
	2005	$1.157354	$1.263470	17,532.000
	2004	$1.000000	$1.157354	95,389.000
JP Morgan Mid Cap Value Portfolio	2007	$1.412294	$1.426869	15,679.045
Subaccount Inception Date May 1, 2004	2006	$1.225618	$1.412294	63,488.386
	2005	$1.137897	$1.225618	63,495.000
	2004	$1.000000	$1.137897	18,622.000
JP Morgan Small Company Portfolio	2007	$1.403717	$1.305747	15,612.349
Subaccount Inception Date May 1, 2004	2006	$1.237601	$1.403717	14,434.153
	2005	$1.213425	$1.237601	12,906.000
	2004	$1.000000	$1.213425	85,735.000
JPMorgan U.S. Large Cap Core Equity Portfolio	2007	$1.236916	$1.239988	0.000
Subaccount Inception Date May 1, 2004	2006	$1.075870	$1.236916	0.000
	2005	$1.076358	$1.075870	0.000
	2004	$1.000000	$1.076358	2,209.000
MFS New Discovery Series – Service Class	2007	$1.188363	$1.198237	4,298.611
Subaccount Inception Date May 1, 2002	2006	$1.066994	$1.188363	4,303.148
	2005	$1.030063	$1.066994	0.000
	2004	$0.983457	$1.030063	9,751.000
	2003	$0.747360	$0.983457	9,750.889
	2002	$1.000000	$0.747360	100.000

74

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS Total Return Series – Service Class	2007	$1.280957	$1.312887	28,917.200
Subaccount Inception Date May 1, 2002	2006	$1.163589	$1.280957	73,405.261
	2005	$1.149960	$1.163589	72,461.000
	2004	$1.050284	$1.149960	80,487.000
	2003	$0.918050	$1.050284	112,211.539
	2002	$1.000000	$0.918050	82,149.428
MTB Large – Cap Growth Fund II	2007	$1.116455	$1.201765	0.000
Subaccount Inception Date May 1, 2004	2006	$1.025936	$1.116455	0.000
	2005	$1.019697	$1.025936	0.000
	2004	$1.000000	$1.019697	0.000
MTB Managed Allocation Fund – Aggressive Growth II	2007	$1.213864	$1.289265	0.000
Subaccount Inception Date May 1, 2005	2006	$1.071875	$1.213864	0.000
	2005	$1.000000	$1.071875	0.000
MTB Managed Allocation Fund – Conservative Growth II	2007	$1.079052	$1.118929	0.000
Subaccount Inception Date May 1, 2005	2006	$1.022960	$1.079052	0.000
	2005	$1.000000	$1.022960	0.000
MTB Managed Allocation Fund – Moderate Growth II	2007	$1.171625	$1.234965	0.000
Subaccount Inception Date May 1, 2004	2006	$1.075880	$1.171625	0.000
	2005	$1.048981	$1.075880	0.000
	2004	$1.000000	$1.048981	0.000
MTB Large – Cap Value Fund II	2007	$1.377087	$1.379263	0.000
Subaccount Inception Date May 1, 2004	2006	$1.187284	$1.377087	0.000
	2005	$1.109155	$1.187284	0.000
	2004	$1.000000	$1.109155	0.000

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service	2007	$1.671730	$1.628168	17,930.631
Class(1)	2006	$1.417763	$1.671730	0.000
Subaccount Inception Date May 1, 2001	2005	$1.383150	$1.417763	0.000
	2004	$1.233271	$1.383150	0.000
	2003	$1.000000	$1.233271	0.000
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.398275	$1.465065	368,696.607
Subaccount Inception Date May 1, 2002	2006	$1.297758	$1.398275	119,943.355
	2005	$1.251868	$1.297758	3,211.000
	2004	$1.158727	$1.251868	0.000
	2003	$1.000000	$1.158727	0.000
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.765771	$1.874319	137,962.543
Subaccount Inception Date May 1, 2002	2006	$1.551604	$1.765771	19,841.232
	2005	$1.404276	$1.551604	0.000
	2004	$1.248932	$1.404276	0.000
	2003	$1.000000	$1.248932	0.000
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.503812	$1.599207	2,160,009.759
Subaccount Inception Date May 1, 2002	2006	$1.369719	$1.503812	1,648,321.105
	2005	$1.295146	$1.369719	0.000
	2004	$1.180666	$1.295146	0.000
	2003	$1.000000	$1.180666	0.000

75

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.637730	$1.738795	5,937,841.369
Subaccount Inception Date May 1, 2002	2006	$1.461149	$1.637730	3,017,876.562
	2005	$1.349136	$1.461149	291,184.000
	2004	$1.207772	$1.349136	.000
	2003	$1.000000	$1.207772	0.000
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.032112	$1.105324	694,300.252
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.032112	7,807.413
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.931542	$1.989530	17,461.215
Subaccount Inception Date May 1, 2000	2006	$1.677743	$1.931542	15,436.607
	2005	$1.468479	$1.677743	0.000
	2004	$1.260709	$1.468479	0.000
	2003	$1.000000	$1.260709	0.000
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.749122	$1.831931	8,021.778
Subaccount Inception Date June 1, 1999	2006	$1.554244	$1.749122	0.000
	2005	$1.432568	$1.554244	0.000
	2004	$1.312143	$1.432568	0.000
	2003	$1.000000	$1.312143	0.000
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.535708	$1.509983	0.000
Subaccount Inception Date October 9, 2000	2006	$1.415922	$1.535708	0.000
	2005	$1.352264	$1.415922	0.000
	2004	$1.251112	$1.352264	0.000
	2003	$1.000000	$1.251112	0.000
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.796930	$1.657743	0.000
Subaccount Inception Date January 1, 1995	2006	$1.566401	$1.796930	0.000
	2005	$1.475955	$1.566401	0.000
	2004	$1.284690	$1.475955	0.000
	2003	$1.000000	$1.284690	0.000
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.599171	$2.388425	19,233.755
Subaccount Inception Date May 1, 2002	2006	$1.855246	$2.599171	14,410.543
	2005	$1.660425	$1.855246	8,656.000
	2004	$1.269513	$1.660425	0.000
	2003	$1.000000	$1.269513	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.538626	$1.584114	0.000
Subaccount Inception Date May 1, 1997	2006	$1.355718	$1.538626	0.000
	2005	$1.330739	$1.355718	0.000
	2004	$1.217705	$1.330739	0.000
	2003	$1.000000	$1.217705	0.000
Transamerica Jennison Growth VP – Service Class(1)	2007	$1.455795	$1.599086	2,685.936
Subaccount Inception Date December 13, 1996	2006	$1.451445	$1.455795	0.000
	2005	$1.295150	$1.451445	0.000
	2004	$1.205162	$1.295150	0.000
	2003	$1.000000	$1.205162	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.643512	$1.634710	0.000
Subaccount Inception Date May 1, 2000	2006	$1.407373	$1.643512	0.000
	2005	$1.373361	$1.407373	0.000
	2004	$1.277605	$1.373361	0.000
	2003	$1.000000	$1.277605	0.000

76

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.285516	$1.290857	22,021.416
Subaccount Inception Date June 1, 1999	2006	$1.177206	$1.285516	6,645.652
	2005	$1.174817	$1.177206	6,940.000
	2004	$1.086836	$1.174817	0.000
	2003	$1.000000	$1.086836	0.000
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.909198	$2.051695	1,514.525
Subaccount Inception Date May 1, 2001	2006	$1.573346	$1.909198	1,524.413
	2005	$1.417665	$1.573346	0.000
	2004	$1.257247	$1.417665	0.000
	2003	$1.000000	$1.257247	0.000
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.462445	$1.734221	2,508.919
Subaccount Inception Date May 1, 2000	2006	$1.408780	$1.462445	0.000
	2005	$1.318758	$1.408780	0.000
	2004	$1.192513	$1.318758	0.000
	2003	$1.000000	$1.192513	0.000
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.075309	$1.154883	59,991.173
Subaccount Inception Date May 1, 2002	2006	$1.048392	$1.075309	6,866.252
	2005	$1.040825	$1.048392	21,806.000
	2004	$1.011723	$1.040825	0.000
	2003	$1.000000	$1.011723	0.000
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.654712	$1.683307	11,385.669
Subaccount Inception Date June 28, 1995	2006	$1.412035	$1.654712	0.000
	2005	$1.377884	$1.412035	0.000
	2004	$1.218401	$1.377884	0.000
	2003	$1.000000	$1.218401	0.000
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.532844	$1.658397	0.000
Subaccount Inception Date April 28, 1995	2006	$1.372412	$1.532844	0.000
	2005	$1.312796	$1.372412	0.000
	2004	$1.213849	$1.312796	0.000
	2003	$1.000000	$1.213849	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.612498	$1.739305	31,894.403
Subaccount Inception Date May 1, 2000	2006	$1.580617	$1.612498	16,904.736
	2005	$1.450314	$1.580617	0.000
	2004	$1.334243	$1.450314	0.000
	2003	$1.000000	$1.334243	0.000
Transamerica Templeton Global VP – Service Class(3)	2007	$1.343616	$1.524962	180,919.219
Subaccount Inception Date October 9, 2000	2006	$1.149052	$1.343616	16,113.826
	2005	$1.085463	$1.149052	0.000
	2004	$1.207910	$1.085463	0.000
	2003	$1.000000	$1.207910	0.000
Transamerica Balanced VP – Service Class(1)	2007	$1.375028	$1.538844	151,476.583
Subaccount Inception Date May 1, 2002	2006	$1.280899	$1.375028	11,125.774
	2005	$1.203735	$1.280899	0.000
	2004	$1.099798	$1.203735	0.000
	2003	$1.000000	$1.099798	0.000
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.439300	$1.680554	94,199.282
Subaccount Inception Date May 1, 2002	2006	$1.317623	$1.439300	49,395.588
	2005	$1.289055	$1.317623	0.000
	2004	$1.155678	$1.289055	0.000
	2003	$1.000000	$1.155678	0.000

77

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Service Class(1)	2007	$1.699640	$1.946886	17,227.657
Subaccount Inception Date May 1, 2000	2006	$1.588512	$1.699640	17,316.689
	2005	$1.383835	$1.588512	9,940.000
	2004	$1.212483	$1.383835	0.000
	2003	$1.000000	$1.212483	0.000
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.708229	$2.069592	8,468.206
Subaccount Inception Date May 1, 2001	2006	$1.649588	$1.708229	0.000
	2005	$1.441358	$1.649588	0.000
	2004	$1.253265	$1.441358	0.000
	2003	$1.000000	$1.253265	0.000
Transamerica Money Market VP – Service Class(1)	2007	$1.033653	$1.068957	562,831.585
Subaccount Inception Date January 1, 1995	2006	$1.002241	$1.033653	3,077.360
	2005	$0.989235	$1.002241	82,848.000
	2004	$0.994632	$0.989235	0.000
	2003	$1.000000	$0.994632	0.000
Transamerica Science & Technology VP – Service Class(1)	2007	$1.388698	$1.816297	28,370.239
Subaccount Inception Date May 1, 2001	2006	$1.396058	$1.388698	0.000
	2005	$1.388348	$1.396058	0.000
	2004	$1.307629	$1.388348	0.000
	2003	$1.000000	$1.307629	0.000
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.037718	$1.083556	46,584.571
Subaccount Inception Date June 16, 1995	2006	$1.019980	$1.037718	49,992.154
	2005	$1.013133	$1.019980	41,575.000
	2004	$0.997393	$1.013133	0.000
	2003	$1.000000	$0.997393	0.000
Transamerica Van Kampen Active International Allocation VP – Service	2007	$2.049025	$2.331513	16,412.659
Class(1)	2006	$1.684932	$2.049025	4,836.223
Subaccount Inception Date January 1, 1995	2005	$1.502279	$1.684932	4,862.000
	2004	$1.315176	$1.502279	0.000
	2003	$1.000000	$1.315176	0.000
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.498128	$1.611051	18,277.146
Subaccount Inception Date January 1, 1995	2006	$1.378817	$1.498128	0.000
	2005	$1.279936	$1.378817	0.000
	2004	$1.152270	$1.279936	0.000
	2003	$1.000000	$1.152270	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.441000	$1.738726	18,029.909
Subaccount Inception Date May 1, 2001	2006	$1.331937	$1.441000	5,542.390
	2005	$1.257274	$1.331937	0.000
	2004	$1.191283	$1.257274	0.000
	2003	$1.000000	$1.191283	0.000
PAM Transamerica U.S. Government Securities VP – Service Class	2007	$1.058647	$1.083556	46,601
Subaccount Inception Date June 1, 2004	2006	$1.040541	$1.058647	0.000
	2005	$1.033562	$1.040541	0.000
	2004	$1.000000	$1.033562	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.267676	$1.268385	2,541.150
Subaccount Inception Date May 1, 2002	2006	$1.136976	$1.267676	2,716.271
	2005	$1.092421	$1.136976	2,977.000
	2004	$0.998447	$1.092421	0.000
	2003	$1.000000	$0.998447	0.000

78

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.192910	$1.315674	0.000
Subaccount Inception Date May 1, 2002	2006	$1.139348	$1.192910	0.000
	2005	$1.062933	$1.139348	0.000
	2004	$1.012659	$1.062933	0.000
	2003	$1.000000	$1.012659	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.347197	$1.394446	1,703.788
Subaccount Inception Date May 1, 2001	2006	$1.166530	$1.347197	0.000
	2005	$1.129734	$1.166530	0.000
	2004	$1.028983	$1.129734	0.000
	2003	$1.000000	$1.028983	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.134725	$1.272565	28,274.344
Subaccount Inception Date May 1, 2001	2006	$1.156857	$1.134725	1,319.024
	2005	$1.020390	$1.156857	0.000
	2004	$0.954070	$1.020390	0.000
	2003	$1.000000	$0.954070	0.000
Fidelity – VIP Contrafund® Portfolio – Service Class 2		$1.574294
Subaccount Inception Date May 1, 2000	2007	$1.574294	$1.822872	117,164.901
	2006	$1.431098	$1.574294	51,255.706
	2005	$1.242763	$1.431098	19,642.000
	2004	$1.093234	$1.242763	0.000
	2003	$1.000000	$1.093234	0.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.424871	$1.424382	27,298.193
Subaccount Inception Date May 1, 2000	2006	$1.203501	$1.424871	8,767.116
	2005	$1.154787	$1.203501	7,031.000
	2004	$1.051697	$1.154787	0.000
	2003	$1.000000	$1.051697	0.000
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.087133	$1.359202	13,120.108
Subaccount Inception Date May 1, 2000	2006	$1.033325	$1.087133	0.000
	2005	$0.992121	$1.033325	0.000
	2004	$0.974625	$0.992121	0.000
	2003	$1.000000	$0.974625	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$1.863182	$2.121232	58,919.960
Subaccount Inception Date May 1, 2000	2006	$1.679083	$1.863182	40,191.385
	2005	$1.441197	$1.679083	6,971.000
	2004	$1.171204	$1.441197	0.000
	2003	$1.000000	$1.171204	0.000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.514528	$1.576332	0.000
Subaccount Inception Date May 1, 2000	2006	$1.322459	$1.514528	0.000
	2005	$1.307865	$1.322459	0.000
	2004	$1.163843	$1.307865	0.000
	2003	$1.000000	$1.163843	0.000
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.971026	348,868.572
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.965072	263,370.577
Subaccount Inception Date May 1, 2007
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.069777	61,087.667
Subaccount Inception Date May 1, 2007

79

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.560633	$1.875424	0.000
Subaccount Inception Date October 9, 2000	2006	$1.395231	$1.560633	0.000
	2005	$1.261578	$1.395231	0.000
	2004	$1.060809	$1.261578	0.000
	2003	$1.000000	$1.060809	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.194022	$1.288974	27,754.435
Subaccount Inception Date October 9, 2000	2006	$1.025549	$1.194022	0.000
	2005	$0.984054	$1.025549	0.000
	2004	$0.953700	$0.984054	0.000
	2003	$1.000000	$0.953700	0.000
JPMorgan Bond Portfolio	2007	$1.082570	$1.082790	27,707.781
Subaccount Inception Date May 1, 2004	2006	$1.053009	$1.082570	11,716.555
	2005	$1.037499	$1.053009	0.000
	2004	$1.000000	$1.037499	0.000
JPMorgan International Equity Portfolio	2007	$1.514528	$1.634494	12,378.075
Subaccount Inception Date May 1, 2004	2006	$1.265527	$1.514528	11,642.606
	2005	$1.158107	$1.265527	0.000
	2004	$1.000000	$1.158107	0.000
JP Morgan Mid Cap Value Portfolio	2007	$1.416010	$1.432037	0.000
Subaccount Inception Date May 1, 2004	2006	$1.227627	$1.416010	0.000
	2005	$1.138642	$1.227627	0.000
	2004	$1.000000	$1.138642	0.000
JP Morgan Small Company Portfolio	2007	$1.407397	$1.310470	1,072.265
Subaccount Inception Date May 1, 2004	2006	$1.239623	$1.407397	7,383.841
	2005	$1.214218	$1.239623	6,282.000
	2004	$1.000000	$1.214218	0.000
JPMorgan U.S. Large Cap Core Equity Portfolio	2007	$1.240178	$1.244491	0.000
Subaccount Inception Date May 1, 2004	2006	$1.077649	$1.240178	0.000
	2005	$1.077074	$1.077649	0.000
	2004	$1.000000	$1.077074	0.000
MFS New Discovery Series – Service Class	2007	$1.193842	$1.204962	3,368.624
Subaccount Inception Date May 1, 2002	2006	$1.070861	$1.193842	0.000
	2005	$1.032777	$1.070861	0.000
	2004	$0.985079	$1.032777	0.000
	2003	$1.000000	$0.985079	0.000
MFS Total Return Series – Service Class	2007	$1.286878	$1.320266	72,560.252
Subaccount Inception Date May 1, 2002	2006	$1.167818	$1.286878	50,881.653
	2005	$1.53001	$1.167818	16,569.000
	2004	$1.052023	$1.53001	0.000
	2003	$1.000000	$1.052023	0.000
MTB Large – Cap Growth Fund II	2007	$1.119375	$1.206108	8,854.722
Subaccount Inception Date May 1, 2004	2006	$1.027615	$1.119375	0.000
	2005	$1.020371	$1.027615	0.000
	2004	$1.000000	$1.020371	0.000
MTB Managed Allocation Fund – Aggressive Growth II	2007	$1.215864	$1.292676	20,680.944
Subaccount Inception Date May 1, 2005	2006	$1.072581	$1.215864	12,942.294
	2005	$1.000000	$1.072581	0.000
MTB Managed Allocation Fund – Conservative Growth II	2007	$1.080822	$1.121871	76,074.536
Subaccount Inception Date May 1, 2005	2006	$1.023630	$1.080822	85,310.568
	2005	$1.000000	$1.023630	85,311.000

80

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Managed Allocation Fund – Moderate Growth II	2007	$1.174699	$1.239441	113,680.986
Subaccount Inception Date May 1, 2004	2006	$1.077644	$1.174699	94,224.555
	2005	$1.049665	$1.077644	62,987.000
	2004	$1.000000	$1.049665	0.000
MTB Large-Cap Value Fund II	2007	$1.380707	$1.384266	49,909.961
Subaccount Inception Date May 1, 2004	2006	$1.189231	$1.380707	42,981.950
	2005	$1.092265	$1.189231	20,080.000
	2004	$1.000000	$1.092265	0.000
Transamerica American Century Large Company Value VP – Initial Class	2007	$1.430194	$1.396009	0.000
Subaccount Inception Date May 1, 2001	2006	$1.210492	$1.430194	0.000
	2005	$1.177364	$1.210492	0.000
	2004	$1.047037	$1.177364	0.000
	2003	$1.000000	$1.047037	0.000
Transamerica Asset Allocation – Conservative VP – Initial Class	2007	$1.323313	$1.389635	0.000
Subaccount Inception Date May 1, 2002	2006	$1.224786	$1.323313	0.000
	2005	$1.179538	$1.224786	0.000
	2004	$1.089116	$1.179538	0.000
	2003	$1.000000	$1.089116	0.000
Transamerica Asset Allocation – Growth VP – Initial Class	2007	$1.483425	$1.577851	0.000
Subaccount Inception Date May 1, 2002	2006	$1.299672	$1.483425	0.000
	2005	$1.172954	$1.299672	0.000
	2004	$1.040631	$1.172954	0.000
	2003	$1.000000	$1.040631	0.000
Transamerica Asset Allocation – Moderate VP – Initial Class	2007	$1.375068	$1.465301	0.000
Subaccount Inception Date May 1, 2002	2006	$1.249478	$1.375068	0.000
	2005	$1.177978	$1.249478	0.000
	2004	$1.071274	$1.177978	0.000
	2003	$1.000000	$1.071274	0.000
Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2007	$1.441971	$1.534546	0.000
Subaccount Inception Date May 1, 2002	2006	$1.283146	$1.441971	0.000
	2005	$1.182586	$1.283146	0.000
	2004	$1.055085	$1.182586	0.000
	2003	$1.000000	$1.055085	0.000
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2007	$1.600985	$1.653630	0.000
Subaccount Inception Date May 1, 2000	2006	$1.387034	$1.600985	0.000
	2005	$1.211837	$1.387034	0.000
	2004	$1.037373	$1.211837	0.000
	2003	$1.000000	$1.037373	0.000
Transamerica Capital Guardian Global VP – Initial Class	2007	$1.475760	$1.548570	0.000
Subaccount Inception Date June 1, 1999	2006	$1.307639	$1.475760	0.000
	2005	$1.202232	$1.307639	0.000
	2004	$1.098404	$1.202232	0.000
	2003	$1.000000	$1.098404	0.000
Transamerica Capital Guardian U.S. Equity VP – Initial Class	2007	$1.319231	$1.300209	0.000
Subaccount Inception Date October 9, 2000	2006	$1.213677	$1.319231	0.000
	2005	$1.156474	$1.213677	0.000
	2004	$1.067291	$1.156474	0.000
	2003	$1.000000	$1.067291	0.000

81

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Value VP – Initial Class	2007	$1.459676	$1.350305	0.000
Subaccount Inception Date January 1, 1995	2006	$1.269220	$1.459676	0.000
	2005	$1.193653	$1.269220	0.000
	2004	$1.036131	$1.193653	0.000
	2003	$1.000000	$1.036131	0.000
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2007	$2.573569	$2.370020	0.000
Subaccount Inception Date May 1, 2002	2006	$1.832327	$2.573569	0.000
	2005	$1.635687	$1.832327	0.000
	2004	$1.247170	$1.635687	0.000
	2003	$1.000000	$1.247170	0.000
Transamerica JPMorgan Enhanced Index VP – Initial Class	2007	$1.302033	$1.343558	0.000
Subaccount Inception Date May 1, 1997	2006	$1.143780	$1.302033	0.000
	2005	$1.119870	$1.143780	0.000
	2004	$1.021871	$1.119870	0.000
	2003	$1.000000	$1.021871	0.000
Transamerica Jennison Growth VP – Initial Class	2007	$1.166632	$1.284175	0.000
Subaccount Inception Date December 13, 1996	2006	$1.159008	$1.166632	0.000
	2005	$1.031770	$1.159008	0.000
	2004	$0.957795	$1.031770	0.000
	2003	$1.000000	$0.957795	0.000
Transamerica Legg Mason Partners All Cap VP – Initial Class(2)	2007	$1.328787	$1.325226	0.000
Subaccount Inception Date May 1, 2000	2006	$1.135338	$1.328787	0.000
	2005	$1.105003	$1.135338	0.000
	2004	$1.025659	$1.105003	0.000
	2003	$1.000000	$1.025659	0.000
Transamerica MFS High Yield VP – Initial Class	2007	$1.372181	$1.379583	0.000
Subaccount Inception Date June 1, 1999	2006	$1.252826	$1.372181	0.000
	2005	$1.246462	$1.252826	0.000
	2004	$1.150343	$1.246462	0.000
	2003	$1.000000	$1.150343	0.000
Transamerica MFS International Equity VP – Initial Class(3)	2007	$1.496170	$1.612043	0.000
Subaccount Inception Date May 1, 2001	2006	$1.231481	$1.496170	0.000
	2005	$1.105264	$1.231481	0.000
	2004	$0.979225	$1.105264	0.000
	2003	$1.000000	$0.979225	0.000
Transamerica Marsico Growth VP – Initial Class(4)	2007	$1.475008	$1.753052	0.000
Subaccount Inception Date May 1, 2000	2006	$1.418087	$1.475008	0.000
	2005	$1.322924	$1.418087	0.000
	2004	$1.193911	$1.322924	0.000
	2003	$1.000000	$1.193911	0.000
Transamerica PIMCO Total Return VP – Initial Class	2007	$1.168829	$1.257002	0.000
Subaccount Inception Date May 1, 2002	2006	$1.136148	$1.168829	0.000
	2005	$1.124682	$1.136148	0.000
	2004	$1.090330	$1.124682	0.000
	2003	$1.000000	$1.090330	0.000
Transamerica T. Rowe Price Equity Income VP – Initial Class	2007	$1.426503	$1.454816	0.000
Subaccount Inception Date June 28, 1995	2006	$1.214671	$1.426503	0.000
	2005	$1.181867	$1.214671	0.000
	2004	$1.042793	$1.181867	0.000
	2003	$1.000000	$1.042793	0.000

82

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Growth Stock VP – Initial Class	2007	$1.342311	$1.456316	0.000
Subaccount Inception Date April 28, 1995	2006	$1.199234	$1.342311	0.000
	2005	$1.144273	$1.199234	0.000
	2004	$1.055194	$1.144273	0.000
	2003	$1.000000	$1.055194	0.000
Transamerica T. Rowe Price Small Cap VP – Initial Class	2007	$1.254498	$1.357315	0.000
Subaccount Inception Date May 1, 2000	2006	$1.226760	$1.254498	0.000
	2005	$1.123465	$1.226760	0.000
	2004	$1.031215	$1.123465	0.000
	2003	$1.000000	$1.031215	0.000
Transamerica Templeton Global VP – Initial Class(5)	2007	$1.388874	$1.579962	0.000
Subaccount Inception Date May 1, 2000	2006	$1.184338	$1.388874	0.000
	2005	$1.116318	$1.184338	0.000
	2004	$0.928396	$1.116318	0.000
	2003	$1.000000	$0.928396	0.000
Transamerica Balanced VP – Initial Class	2007	$1.332696	$1.494481	0.000
Subaccount Inception Date May 1, 2002	2006	$1.237092	$1.332696	0.000
	2005	$1.160714	$1.237092	0.000
	2004	$1.057833	$1.160714	0.000
	2003	$1.000000	$1.057833	0.000
Transamerica Convertible Securities VP – Initial Class	2007	$1.414865	$1.656873	0.000
Subaccount Inception Date May 1, 2002	2006	$1.292368	$1.414865	0.000
	2005	$1.260191	$1.292368	0.000
	2004	$1.127956	$1.260191	0.000
	2003	$1.000000	$1.127956	0.000
Transamerica Equity VP – Initial Class(6)	2007	$1.541267	$1.769136	0.000
Subaccount Inception Date May 1, 2000	2006	$1.436101	$1.541267	0.000
	2005	$1.248282	$1.436101	0.000
	2004	$1.091940	$1.248282	0.000
	2003	$1.000000	$1.091940	0.000
Transamerica Growth Opportunities VP – Initial Class	2007	$1.407439	$1.710005	0.000
Subaccount Inception Date May 1, 2001	2006	$1.356483	$1.407439	0.000
	2005	$1.182204	$1.356483	0.000
	2004	$1.026868	$1.182204	0.000
	2003	$1.000000	$1.026868	0.000
Transamerica Money Market VP – Initial Class	2007	$1.040621	$1.078853	0.000
Subaccount Inception Date January 1, 1995	2006	$1.006491	$1.040621	0.000
	2005	$0.990971	$1.006491	0.000
	2004	$0.993896	$0.990971	0.000
	2003	$1.000000	$0.993896	0.000
Transamerica Science & Technology VP – Initial Class(7)	2007	$1.140761	$1.494887	0.000
Subaccount Inception Date May 1, 2001	2006	$1.144051	$1.140761	0.000
	2005	$1.135476	$1.144051	0.000
	2004	$1.064476	$1.135476	0.000
	2003	$1.000000	$1.064476	0.000
Transamerica U.S. Government Securities VP – Initial Class	2007	$1.111955	$1.163996	0.000
Subaccount Inception Date June 16, 1995	2006	$1.090697	$1.111955	0.000
	2005	$1.080729	$1.090697	0.000
	2004	$1.059877	$1.080729	0.000
	2003	$1.000000	$1.059877	0.000

83

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Active International Allocation VP – Initial	2007	$1.695068	$1.934279	0.000
Class	2006	$1.390238	$1.695068	0.000
Subaccount Inception Date January 1, 1995	2005	$1.237571	$1.390238	0.000
	2004	$1.080388	$1.237571	0.000
	2003	$1.000000	$1.080388	0.000
Transamerica Van Kampen Large Cap Core VP – Initial Class	2007	$1.368013	$1.475270	0.000
Subaccount Inception Date January 1, 1995	2006	$1.255965	$1.368013	0.000
	2005	$1.162777	$1.255965	0.000
	2004	$1.044706	$1.162777	0.000
	2003	$1.000000	$1.044706	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class	2007	$1.115871	$1.349671	0.000
Subaccount Inception Date May 1, 2001	2006	$1.028462	$1.115871	0.000
	2005	$0.968672	$1.028462	0.000
	2004	$0.915881	$0.968672	0.000
	2003	$1.000000	$0.915881	0.000

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial	2007	$1.302518	$1.272009	2,252.434
Class(1)	2006	$1.101883	$1.302518	2,254.497
Subaccount Inception Date May 1, 2001	2005	$1.000000	$1.101883	0.000
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.326374	$1.393535	0.000
Subaccount Inception Date May 1, 2002	2006	$1.227011	$1.326374	0.000
	2005	$1.000000	$1.227011	0.000
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.486851	$1.582269	0.000
Subaccount Inception Date May 1, 2002	2006	$1.302034	$1.486851	0.000
	2005	$1.000000	$1.302034	0.000
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.378257	$1.469438	0.000
Subaccount Inception Date May 1, 2002	2006	$1.251752	$1.378257	0.000
	2005	$1.000000	$1.251752	0.000
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.445324	$1.538888	0.000
Subaccount Inception Date May 1, 2002	2006	$1.285492	$1.445324	0.000
	2005	$1.000000	$1.285492	0.000
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2007	$1.586029	$1.638984	6,047.242
Subaccount Inception Date May 1, 2000	2006	$1.373411	$1.586029	0.000
	2005	$1.000000	$1.373411	0.000
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.272097	$1.335529	21,028.812
Subaccount Inception Date June 1, 1999	2006	$1.126627	$1.272097	0.000
	2005	$1.000000	$1.126627	0.000
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.187015	$1.170476	0.000
Subaccount Inception Date October 9, 2000	2006	$1.109149	$1.187015	0.000
	2005	$1.000000	$1.109149	0.000
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$1.502922	$1.391001	37,655.001
Subaccount Inception Date January 1, 1995	2006	$1.306178	$1.502922	46,121.137
	2005	$1.000000	$1.306178	11,063.000
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.579503	$2.376670	8,561.451
Subaccount Inception Date May 1, 2002	2006	$1.835653	$2.579503	13,660.636
	2005	$1.000000	$1.835653	0.000

84

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Initial Class(1)	2007	$1.088148	$1.123403	116,932.845
Subaccount Inception Date May 1, 1997	2006	$0.955422	$1.088148	82,592.509
	2005	$1.000000	$0.955422	49,854.000
Transamerica Jennison Growth VP – Initial Class(1)	2007	$0.926507	$1.020357	22,742.331
Subaccount Inception Date December 13, 1996	2006	$0.919997	$0.926507	29,119.158
	2005	$1.000000	$0.919997	24,001.000
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.218398	$1.215742	0.000
Subaccount Inception Date May 1, 2000	2006	$1.040511	$1.218398	0.000
	2005	$1.000000	$1.040511	0.000
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.373205	$1.381306	5,667.223
Subaccount Inception Date June 1, 1999	2006	$1.253150	$1.373205	0.000
	2005	$1.000000	$1.253150	0.000
Transamerica MFS International Equity VP – Initial Class(1)	2007	$1.216347	$1.311199	0.000
Subaccount Inception Date May 1, 2001	2006	$1.000666	$1.216347	0.000
	2005	$1.000000	$1.000666	0.000
Transamerica Marsico Growth VP – Initial Class(1)(2)	2007	$0.998009	$1.186728	28,345.651
Subaccount Inception Date May 1, 2000	2006	$0.959028	$0.998009	0.000
	2005	$1.000000	$0.959028	0.000
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.171534	$1.260541	10,129.876
Subaccount Inception Date May 1, 2002	2006	$1.138214	$1.171534	0.000
	2005	$1.000000	$1.138214	0.000
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$1.447058	$1.476501	126,967.799
Subaccount Inception Date June 28, 1995	2006	$1.231572	$1.447058	104,045.248
	2005	$1.000000	$1.231572	75,560.000
Transamerica T. Rowe Price Growth Stock VP – Initial Class(1)	2007	$1.172985	$1.273242	137,797.719
Subaccount Inception Date April 28, 1995	2006	$1.047441	$1.172985	52,151.648
	2005	$1.000000	$1.047441	23,685.000
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$1.158869	$1.254462	0.000
Subaccount Inception Date May 1, 2000	2006	$1.132689	$1.158869	0.000
	2005	$1.000000	$1.132689	0.000
Transamerica Balanced VP – Initial Class(1)	2007	$1.335781	$1.498683	0.000
Subaccount Inception Date May 1, 2002	2006	$1.239342	$1.335781	0.000
	2005	$1.000000	$1.239342	0.000
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.418146	$1.661544	0.000
Subaccount Inception Date May 1, 2002	2006	$1.294720	$1.418146	0.000
	2005	$1.000000	$1.294720	0.000
Transamerica Equity VP – Initial Class(1)	2007	$1.227724	$1.409942	197,099.338
Subaccount Inception Date May 1, 2000	2006	$1.143396	$1.227724	124,662.002
	2005	$1.000000	$1.143396	0.000
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.669130	$2.028961	1,573.463
Subaccount Inception Date May 1, 2001	2006	$1.607904	$1.669130	0.000
	2005	$1.000000	$1.607904	0.000
Transamerica Money Market VP – Initial Class(1)	2007	$1.055380	$1.094695	3,795.746
Subaccount Inception Date January 1, 1995	2006	$1.020274	$1.055380	0.000
	2005	$1.000000	$1.020274	0.000
Transamerica Science & Technology VP – Initial Class(1)	2007	$0.757657	$0.993336	0.000
Subaccount Inception Date May 1, 2001	2006	$0.759472	$0.757657	0.000
	2005	$1.000000	$0.759472	0.000

85

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Small/Mid Cap Value VP – Initial Class(1)	2007	$1.657650	$2.042093	133,419.182
Subaccount Inception Date January 1, 1995	2006	$1.421656	$1.657650	55,649.194
	2005	$1.000000	$1.421656	21,203.000
Transamerica U.S. Government Securities VP – Initial Class(1)	2007	$1.134988	$1.188702	3,820.239
Subaccount Inception Date June 16, 1995	2006	$1.112738	$1.134988	0.000
	2005	$1.000000	$1.112738	0.000
Transamerica Van Kampen Active International Allocation VP – Initial	2007	$1.403238	$1.602061	29,417.215
Class(1)	2006	$1.150322	$1.403238	42,488.649
Subaccount Inception Date January 1, 1995	2005	$1.000000	$1.150322	29,073.000
Transamerica Van Kampen Large Cap Core VP – Initial Class(1)	2007	$1.249638	$1.348278	17,098.019
Subaccount Inception Date January 1, 1995	2006	$1.146722	$1.249638	29,525.647
	2005	$1.000000	$1.146722	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$0.823890	$0.997022	0.000
Subaccount Inception Date May 1, 2001	2006	$0.758974	$0.823890	0.000
	2005	$1.000000	$0.758974	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.270636	$1.271980	2,701.878
Subaccount Inception Date May 1, 2002	2006	$1.39065	$1.270636	0.000
	2005	$1.000000	$1.39065	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.195666	$1.319374	0.000
Subaccount Inception Date May 1, 2002	2006	$1.141419	$1.195666	0.000
	2005	$1.000000	$1.141419	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.218097	$1.261449	6,882.984
Subaccount Inception Date May 1, 2001	2006	$1.054234	$1.218097	0.000
	2005	$1.000000	$1.054234	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$0.848701	$0.952272	0.000
Subaccount Inception Date May 1, 2001	2006	$0.864830	$0.848701	0.000
	2005	$1.000000	$0.864830	0.000
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.544135	$1.788832	54,756.448
Subaccount Inception Date May 1, 2000	2006	$1.402996	$1.544135	0.000
	2005	$1.000000	$1.402996	0.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.337042	$1.337242	3,470.643
Subaccount Inception Date May 1, 2000	2006	$1.128753	$1.337042	0.000
	2005	$1.000000	$1.128753	0.000
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$0.874541	$1.093944	0.000
Subaccount Inception Date May 1, 2000	2006	$0.830834	$0.874541	0.000
	2005	$1.000000	$0.830834	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$1.989658	$2.266360	48,791.087
Subaccount Inception Date May 1, 2000	2006	$1.792176	$1.989658	0.000
	2005	$1.000000	$1.792176	0.000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.517999	$1.580730	0.000
Subaccount Inception Date May 1, 2000	2006	$1.324841	$1.517999	0.000
	2005	$1.000000	$1.324841	0.000
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.971353	0.000
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.965403	0.000
Subaccount Inception Date May 1, 2007
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.070130	0.000
Subaccount Inception Date May 1, 2007

86

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.072245	$1.289164	0.000
Subaccount Inception Date October 9, 2000	2006	$0.958132	$1.072245	0.000
	2005	$1.000000	$0.958132	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$0.940727	$1.016044	0.000
Subaccount Inception Date October 9, 2000	2006	$0.807605	$0.940727	0.000
	2005	$1.000000	$0.807605	0.000
MFS New Discovery Series – Service Class	2007	$1.196609	$1.208354	0.000
Subaccount Inception Date May 1, 2002	2006	$1.072810	$1.196609	0.000
	2005	$1.000000	$1.072810	0.000
MFS Total Return Series – Service Class	2007	$1.289840	$1.323958	0.000
Subaccount Inception Date May 1, 2002	2006	$1.169929	$1.289840	0.000
	2005	$1.000000	$1.169929	0.000

(1)	Transamerica Series Trust - All underlying subaccounts under Transamerica Series Trust have added to and/or revised the subaccounts name to include Transamerica at the beginning of the subaccount name and VP to the end of the subaccount name.

(2)	This subacccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 then you may only invest in the Initial Class Shares. If you purchased your policy on or after May 1, 2003, then you only invest in Service Class Shares.

(3)	Formerly known as Templeton Transamerica Global.The Transamerica Small/Mid Cap Value VP - Service Class, Transamerica Value Balanced VP - Service Class, Transamerica Index 50 VP - Service Class, Transamerica Index 75 VP - Service Class and Fideilty - VIP Balanced Portfolio -Service Class 2 had not commenced operations as of December 31, 2007 therefore, comparable data is not available.

87

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Financial Life Insurance Company

Years Ended December 31, 2007, 2006 and 2005

Transamerica Financial Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2007, 2006 and 2005

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Financial Life Insurance Company (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2007. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Financial Life Insurance Company at December 31, 2007 and 2006, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2007.

1

Ernst & Young LLP

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Financial Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2006 Transamerica Financial Life Insurance Company changed its accounting for investments in certain low income housing tax credit properties.

March 28, 2008

2

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2007	2006
Admitted assets
Cash and invested assets:
Bonds:
Affiliated entities	$5,000	$5,000
Unaffiliated entities	5,743,314	6,273,620
Preferred stocks	155,785	145,220
Common stocks:
Affiliated entities (cost: 2007 - $1,762; 2006 - $1,208)	2,107	1,382
Unaffiliated (cost: 2007 - $3,777; 2006 - $44,627)	16,183	57,501
Mortgage loans on real estate	1,174,369	1,063,723
Policy loans	49,804	46,470
Receivable for securities	—	16,332
Cash, cash equivalents and short-term investments	740,228	229,354
Other invested assets	112,326	80,652

Total cash and invested assets	7,999,116	7,919,254
Premiums deferred and uncollected	89,796	105,530
Due and accrued investment income	75,511	82,969
Net deferred income tax asset	15,104	17,848
Reinsurance receivable	37,076	48,703
Receivable from parent, subsidiaries and affiliates	22,117	9,827
Accounts receivable	97,510	56,889
Other admitted assets	4,123	4,243
Separate account assets	9,431,392	8,557,416

Total admitted assets	$17,771,745	$16,802,679

3

	December 31
	2007	2006
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$942,064	$904,998
Annuity	5,710,310	5,590,652
Accident and health	35,933	35,623
Policy and contract claim reserves:
Life	85,751	101,694
Accident and health	13,596	12,686
Liability for deposit-type contracts	284,489	268,161
Other policyholders’ funds	910	765
Transfers to (from) separate accounts due or accrued	(14,204)	1,637
Remittances and items not allocated	197,581	140,734
Borrowed money	—	74,046
Asset valuation reserve	101,179	90,484
Interest maintenance reserve	38,454	33,043
Funds held under coinsurance and other reinsurance treaties	9,285	9,710
Reinsurance in unauthorized companies	19,467	5,873
Commissions and expense allowances payable on reinsurance assumed	11,650	14,151
Payable for securities	935	11,185
Payable to affiliates	62,963	29,666
Federal and foreign income taxes payable	1,011	5,034
Other liabilities	28,385	27,162
Separate account liabilities	9,428,691	8,557,298

Total liabilities	16,958,450	15,914,602
Capital and surplus:
Common stock, $125 per share par value, 16,466 shares authorized, issued and outstanding	2,058	2,058
Preferred stock, $10 per share par value, 44,175 shares authorized, issued and outstanding	442	442
Paid-in surplus	601,519	602,130
Special surplus	3,791	2,825
Unassigned surplus	205,485	280,622

Total capital and surplus	813,295	888,077

Total liabilities and capital and surplus	$17,771,745	$16,802,679

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Revenue:
Premiums and other considerations, net of reinsurance:
Life	$374,806	$379,741	$249,826
Annuity	3,109,527	2,153,973	2,213,609
Accident and health	55,118	53,652	58,083
Net investment income	427,355	417,646	420,913
Amortization of interest maintenance reserve	5,846	9,968	14,342
Commissions and expense allowances on reinsurance ceded	60,183	55,505	113,924
Income from fees associated with investment management, administration and contract guarantees for separate accounts	71,419	68,205	59,950
Reinsurance reserve adjustment	(365)	(3,314)	(8,546)
Consideration on reinsurance transaction	15,520	20,198	—
Other income	9,871	4,102	5,755

	4,129,280	3,159,676	3,127,856
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	282,502	317,136	223,756
Surrender benefits	2,724,328	2,747,378	2,052,174
Other benefits	79,802	76,848	74,894
Increase (decrease) in aggregate reserves for policies and contracts:
Life	37,066	49,098	33,552
Annuity	119,658	(125,069)	(49,133)
Accident and health	310	9,433	(493)

	3,243,666	3,074,824	2,334,750
Insurance expenses:
Commissions	127,354	130,659	169,842
General insurance expenses	98,975	86,676	88,317
Taxes, licenses and fees	8,763	6,048	227
Net transfers to (from) separate accounts	456,130	(279,236)	396,035
Experience refunds	45,429	17,314	(14,106)
Other expenses	(4,213)	(2,257)	2,453

	732,438	(40,796)	642,768

Total benefits and expenses	3,976,104	3,034,028	2,977,518

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital losses on investments	153,176	125,648	150,338
Dividends to policyholders	6	—	104

Gain from operations before federal income tax expense and net realized capital losses on investments	153,170	125,648	150,234
Federal income tax expense	36,347	27,475	31,920

Gain from operations before net realized capital losses on investments	116,823	98,173	118,314
Net realized capital losses on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	7,937	(4,906)	(1,608)

Net income	$124,760	$93,267	$116,706

See accompanying notes.

5

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2005	$2,058	$442	$600,922	$2,794	$84,483	$690,699
Net income	—	—	—	732	115,974	116,706
Change in nonadmitted assets	—	—	—	—	43,676	43,676
Change in unrealized capital gains/losses	—	—	—	—	(2,741)	(2,741)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	4,170	4,170
Change in asset valuation reserve	—	—	—	—	(12,286)	(12,286)
Change in net deferred income tax asset	—	—	—	—	(31,257)	(31,257)
Reinsurance transactions	—	—	—	—	(2,620)	(2,620)
Dividend to stockholder	—	—	—	—	(5,000)	(5,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	749	—	—	749

Balance at December 31, 2005	2,058	442	601,671	3,526	194,399	802,096
Net income (loss)	—	—	—	(701)	93,968	93,267
Change in nonadmitted assets	—	—	—	—	(11,352)	(11,352)
Change in net unrealized capital gains/losses	—	—	—	—	(369)	(369)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,363)	(1,363)
Change in asset valuation reserve	—	—	—	—	(10,516)	(10,516)
Change in net deferred income tax asset	—	—	—	—	17,113	17,113
Reinsurance transactions	—	—	—	—	(995)	(995)
Cumulative effect of change in accounting principles	—	—	—	—	(40)	(40)
Change in surplus in separate accounts	—	—	—	—	(223)	(223)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	459	—	—	459

Balance at December 31, 2006	$2,058	$442	$602,130	$2,825	$280,622	$888,077

6

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2006	$2,058	$442	$602,130	$2,825	$280,622	$888,077
Net income	—	—	—	966	123,794	124,760
Change in nonadmitted assets	—	—	—	—	32,372	32,372
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	12,415	12,415
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	11	11
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(13,594)	(13,594)
Change in asset valuation reserve	—	—	—	—	(10,695)	(10,695)
Change in net deferred income tax asset	—	—	—	—	(21,027)	(21,027)
Reinsurance transactions	—	—	—	—	(995)	(995)
Change in surplus in separate accounts	—	—	—	—	2,582	2,582
Dividend to stockholder	—	—	—	—	(200,000)	(200,000)
Return of capital related to stock appreciation rights plan of indirect parent	—	—	(611)	—	—	(611)

Balance at December 31, 2007	$2,058	$442	$601,519	$3,791	$205,485	$813,295

See accompanying notes.

7

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Operating activities
Premiums collected, net of reinsurance	$3,556,342	$2,581,640	$2,535,755
Net investment income	450,723	440,921	445,613
Miscellaneous income	144,342	326,678	168,131
Benefit and loss related payments	(3,122,787)	(3,168,580)	(2,303,367)
Net transfers (to) from separate account	(471,971)	277,836	(391,702)
Commissions, expenses paid and aggregate write-ins for deductions	(265,689)	(226,521)	(249,330)
Dividends paid to policyholders	(6)	—	(104)
Federal and foreign income taxes paid	(52,475)	(8,119)	(30,924)

Net cash provided by operating activities	238,479	223,855	174,072
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	3,515,383	3,953,279	3,235,404
Preferred stock	61,968	67,383	5,343
Common stock	85,304	61,034	53,797
Mortgage loans	164,207	81,313	123,334
Other invested assets	24,243	6,964	10,162
Miscellaneous proceeds	16,332	3,989	1,138

Total investment proceeds	3,867,437	4,173,962	3,429,178
Cost of investments acquired:
Bonds	(2,991,765)	(3,711,556)	(3,240,283)
Preferred stock	(69,961)	(95,149)	(5,293)
Common stock	(26,536)	(29,369)	(87,617)
Mortgage loans	(277,482)	(353,100)	(288,647)
Other invested assets	(41,803)	(53,554)	(11,942)
Miscellaneous applications	(11,237)	(17,060)	(121,609)

Total cost of investments acquired	(3,418,784)	(4,259,788)	(3,755,391)
Net increase in policy loans	(3,353)	(2,614)	(1,732)

Net cost of investments acquired	(3,422,137)	(4,262,402)	(3,757,123)

Net cash provided by (used in) investing activities	445,300	(88,440)	(327,945)

8

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Financing and miscellaneous activities
Net deposits on deposit-type contracts and other insurance liabilities	$62,521	$(15,910)	$56,797
Borrowed funds received (returned)	(73,684)	73,683	—
Dividends to stockholders	(200,000)	—	(5,000)
Funds withheld under reinsurance treaties with unauthorized reinsurers	(1,968)	(201,054)	934
Other cash provided (used)	40,226	75,517	(38,312)

Net cash provided by (used in) financing and miscellaneous activities	(172,905)	(67,764)	14,419

Net increase (decrease) in cash and short-term investments	510,874	67,651	(139,454)
Cash, cash equivalents and short-term investments:
Beginning of year	229,354	161,703	301,157

End of year	$740,228	$229,354	$161,703

Non-cash proceeds:
Schedule reclasses	$1,974	$113,292	$—

See accompanying notes.

9

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by AEGON USA, Inc. (AEGON) and minority owned by Transamerica Occidental Life Insurance Company (TOLIC). Both AEGON and TOLIC are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company primarily sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Fair value for statutory purposes is based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP is based on quoted market prices.

10

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS AND ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, all derivatives are reported on the balance sheet at fair value, the effective and ineffective portions of a single hedge are accounted for separately, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

11

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily deferred tax assets, amounts recoverable from reinsurers, goodwill and other assets not specifically identified as an admitted asset with the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

13

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are non- admitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years and a valuation allowance is established for deferred income tax assets not expected to be realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a designation of an NAIC 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6 which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. Reclassifications of securities from bonds to preferred stock have been made by the Company in the amount of $1,974 and $113,292 as of December 31, 2007 and 2006, respectively, due to the SVO identification of such securities. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating. A corresponding reclassification was not made as of December 31, 2005.

Common stocks of unaffiliated companies are reported at fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with an adjustment for federal income taxes.

Common stocks of noninsurance subsidiaries are accounted for based on audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

There are no restrictions on common or preferred stock.

15

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances. Other “admitted assets” are valued principally at cost.

The Company has minor ownership interests in limited partnerships. The Company carries these investments based on its interest in the underlying GAAP equity of the investee. The Company did not recognize any impairment write-down for its investments in limited partnerships during the years ended December 31, 2007, 2006 and 2005.

Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2007 and 2006, the Company excluded investment income due and accrued of $607 and $443, respectively, with respect to such practices.

16

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company. At December 31, 2006, securities with a book value of $73,314 and a market value of $73,499 were subject to dollar reverse repurchase agreements. The Company did not participate in dollar reverse repurchase agreements at December 31, 2007.

Derivative Instruments

Swaps that are designated in hedging relationships and meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements with any premium or discount amortized into income over the life of the contract. For foreign currency swaps, the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financials statements.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

17

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The carrying amount of derivative instruments is included in either the other invested assets or the other liabilities on the balance sheet, depending upon the balance of the derivative as of the end of the reporting period. As of December 31, 2007, derivatives in the amount of $6,322 were reflected in other invested assets. As of December 31, 2006, derivatives in the amount of $7,013 were reflected in other liabilities.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the policies. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.0% to 7.25% and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

18

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.5% to 8.25% and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits or changes in reserves in the statement of operations.

19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-tem bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at market value. With the exception of some guaranteed separate accounts, the investment risks associated with market value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 3% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $1,919,366, $1,481,491 and $1,594,964, in 2007, 2006 and 2005, respectively. In addition, the Company received $71,419, $68,205 and $59,950, in 2007, 2006 and 2005, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2007, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to capital and surplus. The Company recorded (income) expense of $(611), $345 and $587 for the years ended December 31, 2007, 2006 and 2005, respectively. In addition, the Company recorded an adjustment to capital and surplus for the tax affected portion of the income tax expense recorded for these plans over and above the amount reflected in the statement of operations in the amount of $315, $114 and $162 for years ended December 31, 2007, 2006 and 2005, respectively.

Reclassifications

Certain reclassifications have been made to the 2006 and 2005 financial statements to conform to the 2007 presentation.

21

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored Low Income Housing Tax Credit (LIHTC) properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies and SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by and $40 at January 1, 2006.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, cash equivalents and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for investment securities are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices by other third party organizations, where available.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying amount.

22

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Interest rate swaps and credit swaps: Estimated fair values of interest rate swaps and credit swaps are based on the pricing models or formulas using current assumptions.

Separate account assets: The fair values of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowed money: Carrying value of borrowed money approximates fair value.

Receivable for securities and payable for securities: The carrying amounts reported in the statutory-basis balance sheet for these instruments, approximates their fair value.

Separate account annuity liabilities: The fair value of separate account annuity liabilities approximate the market value of the separate account assets.

Fair values for the Company’s liabilities for insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

23

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2007		2006
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments, unaffiliated	$618,428	$618,428	$197,554	$197,554
Bonds, unaffiliated	5,743,314	5,712,081	6,273,620	6,295,839
Preferred stocks	155,785	151,975	145,220	151,385
Common stocks, unaffiliated	16,183	16,183	57,501	57,501
Mortgage loans on real estate	1,174,369	1,191,090	1,063,723	1,074,265
Policy loans	49,804	49,804	46,470	46,470
Interest rate swaps	6,322	11,655	(7,013)	(11,467)
Credit default swaps	—	45	—	72
Separate account assets	9,431,392	9,423,022	8,557,416	8,543,018
Liabilities
Investment contract liabilities	5,258,703	5,156,842	5,618,274	5,506,656
Borrowed money	—	—	74,046	74,046
Separate account annuity liabilities	9,200,295	9,210,411	8,385,517	8,350,197

4. Investments

The carrying amounts (cost for common stocks) and estimated fair values of investments in bonds, preferred and common stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2007
Bonds:
United States Government and agencies	$150,766	$7,235	$—	$25	$157,976
State, municipal and other government	121,318	7,414	199	2,683	125,850
Public utilities	437,529	8,829	3,039	3,428	439,890
Industrial and miscellaneous	2,987,224	53,631	21,133	27,834	2,991,889
Mortgage-backed and asset-backed securities	2,046,477	9,747	17,015	42,733	1,996,476

	5,743,314	86,856	41,386	76,703	5,712,081
Preferred stocks	155,785	2,229	286	5,753	151,975
Common stocks	3,777	12,406	—	—	16,183

	$5,902,876	$101,491	$41,672	$82,456	$5,880,239

24

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2006
Bonds:
United States Government and agencies	$308,418	$5,320	$3,166	$69	$310,503
State, municipal and other government	161,267	14,269	496	30	175,010
Public utilities	525,098	10,704	6,866	809	528,127
Industrial and miscellaneous	3,236,454	58,040	37,252	6,415	3,250,827
Mortgage-backed and asset-backed securities	2,042,383	12,416	20,827	2,599	2,031,372

	6,273,620	100,749	68,607	9,922	6,295,839
Preferred stocks	145,220	6,888	571	152	151,385
Common stocks	44,627	13,714	—	840	57,501

	$6,463,467	$121,351	$69,178	$10,914	$6,504,725

At December 31, 2007, the Company held bonds with a carrying value of $1,985 and amortized cost of $3,064 that have an NAIC rating of 6 which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

At December 31, 2007 and 2006, respectively, for securities that have been in a continuous loss position greater than or equal to twelve months, the Company held 309 and 498 securities with a carrying value of $1,399,310 and $2,511,398 and an unrealized loss of $41,672 and $69,178 with an average price of 97.0 and 98.7 (NAIC market value/amortized cost). Of this portfolio, 95.76% and 94.18% were investment grade with associated unrealized losses of $37,920 and $62,305, respectively.

At December 31, 2007 and 2006, respectively, for securities that have been in an unrealized loss position for less than twelve months, the Company held 401 and 258 securities with a carrying value of $1,911,941 and $1,119,662 and an unrealized loss of $82,456 and $10,074 with an average price of 95.7 and 89.6 (NAIC market value/amortized cost). Of this portfolio, 90.22% and 95.73% were investment grade with associated unrealized losses of $72,859 and $8,758, respectively.

25

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying value. Additionally, financial condition, near-term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

The estimated fair value of bonds and redeemable preferred stocks with unrealized losses is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2007
Bonds:
United States Government and agencies	$—	$2,810	$2,810
State, municipal and other government	4,330	28,588	32,918
Public utilities	115,784	106,352	222,136
Industrial and miscellaneous	647,377	830,946	1,478,323
Mortgage and other asset-backed securities	585,848	779,520	1,365,368

	1,353,339	1,748,216	3,101,555
Preferred stocks	4,298	81,269	85,567

	$1,357,637	$1,829,485	$3,187,122

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2006
Bonds:
United States Government and agencies	$112,740	$11,761	$124,501
State, municipal and other government	13,759	4,439	18,198
Public utilities	229,561	87,678	317,239
Industrial and miscellaneous	1,283,478	534,553	1,818,031
Mortgage and other asset-backed securities	781,218	448,130	1,229,348

	2,420,756	1,086,561	3,507,317
Preferred stocks	21,463	23,028	44,491

	$2,442,219	$1,109,589	$3,551,808

26

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2007, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$326,566	$326,131
Due after one year through five years	1,556,212	1,561,007
Due after five years through ten years	1,126,157	1,123,685
Due after ten years	687,902	704,783

	3,696,837	3,715,616
Mortgage-backed and asset-backed securities	2,046,477	1,996,475

	$5,743,314	$5,712,081

Subprime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company’s businesses in the United States do not sell or buy subprime mortgages directly. The Company’s position is related to so-called “asset-backed securities” (ABS). These securities are pools of mortgages that have been securitized and offered to investors as asset-backed securities, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660. Therefore, the ABS has been classified by the Company as a subprime mortgage position. Also included in the Company’s total subprime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have subprime FICO scores; however, the Company has included these ABS in its subprime position as it’s the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to subprime borrowers outside of the ABS structures.

For asset backed securities in an unrealized loss position, the Company would consider them for impairment when there has been an adverse change in estimated cash flows from the cash flows previously projected at purchase, which is in accordance with Statement of Statutory Accounting Principles (SSAP) No. 43. The Company has not impaired any of its subprime mortgage positions in 2006 or 2007.

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s subprime mortgage position at December 31, 2007:

	Actual Cost	Carrying Value	Fair Value
Residential Mortgage Backed Securities	$320,953	$320,959	$295,347
Collateralized Debt Obligations	1,768	1,768	1,768

	$322,721	$322,727	$297,115

27

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

A detail of net investment income is presented below:

	Year Ended December 31
	2007	2006	2005
Income:
Bonds	$343,971	$363,808	$370,683
Mortgage loans on real estate	71,577	55,216	44,412
Common and preferred stocks	10,929	10,444	630
Policy loans	3,059	2,950	2,668
Derivative investments	(3,972)	(3,246)	7,643
Short-term investments, cash equivalents and cash	11,565	4,581	4,756
Other	6,406	3,766	9,723

Gross investment income	443,535	437,519	440,515
Less investment expenses	16,180	19,873	19,602

Net investment income	$427,355	$417,646	$420,913

Proceeds from sales and maturities of bonds and related gross realized gains and losses were as follows:

	Year Ended December 31
	2007	2006	2005
Proceeds	$3,517,357	$4,066,571	$3,235,404

Gross realized gains	$37,105	$18,678	$28,637
Gross realized losses	(29,308)	(48,890)	(24,203)

Net realized gains (losses)	$7,797	$(30,212)	$4,434

Gross realized losses include $9,515, $8,288 and $3,842, related to losses recognized on other than temporary declines in market values of bonds for the years ended December 31, 2007, 2006 and 2005, respectively.

At December 31, 2007, investments with an aggregate carrying amount of $3,495 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

28

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Net realized capital gains (losses) on investments and change in unrealized capital gains and losses are summarized below:

	Realized
	Year Ended December 31
	2007	2006	2005
Bonds	$7,797	$(30,212)	$4,434
Common stocks	18,472	7,904	6,257
Preferred stocks	887	(484)	50
Mortgage loans on real estate	(2,702)	831	2,460
Derivative instruments	(2,435)	(11,266)	(6,760)
Other invested assets	9,595	7,108	1,138

	31,614	(26,119)	7,579
Federal income tax effect	(12,420)	6,849	(4,795)
Transfer to interest maintenance reserve	(11,257)	14,364	(4,392)

Net realized capital gains (losses) on investments	$7,937	$(4,906)	$(1,608)

	Changes in Unrealized
	Year Ended December 31
	2007	2006	2005
Bonds	$(1,009)	$2,569	$(1,717)
Common stocks	(297)	(1,200)	2,906
Derivative instruments	13,410	(10,278)	(3,970)
Other invested assets	1,388	2,234	(2,724)

Change in unrealized capital gains (losses)	$13,492	$(6,675)	$(5,505)

Gross unrealized gains (losses) in common stocks were as follows:

	December 31
	2007	2006
Unrealized gains	$12,751	$13,739
Unrealized losses	—	(691)

Net unrealized gains	$12,751	$13,048

29

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

There were no recorded investments in restructured securities nor any capital losses taken as a direct result of restructures in 2007. The recorded investment in restructured securities as of December 31, 2006 was $1,433. The capital losses taken as a direct result of restructures in 2006 were $202. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

There were no investments in loans for which an impairment has been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring, as of December 31, 2007 and 2006. There were no commitments to lend additional funds to debtors owing receivables whose terms have been modified in a troubled debt restructuring for either 2007 or 2006.

During 2007 the Company issued mortgage loans with interest rates ranging from 5.79% to 7.99%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 79%. The Company has a mortgage or deed of trust on the property thereby creating a lien, which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property. As of December 31, 2007, the Company had no mortgage loans with interest more than 180 days overdue.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2007	2006	2005
Balance at beginning of period	$—	$—	$—
Additions, net charged to operations	—	—	400
Reduction due to write-downs charged against the allowance	—	—	400
Recoveries in amounts previously charged off	—	—	—

Balance at end of period	$—	$—	$—

30

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

During 2007, 2006, and 2005, there were no mortgage loans that were foreclosed and transferred to real estate. At December 31, 2007 and 2006, the Company held a mortgage loan loss reserve in the AVR of $11,157 and $10,105, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

4. Investments (continued)

Geographic Distribution			Property Type Distribution

	December 31,			December 31,
	2007	2006		2007	2006
South Atlantic	23%	22%	Office	29%	29%
Pacific	23	22	Industrial	21	27
Mountain	17	20	Retail	19	17
W. South Central	12	8	Agricultural	10	6
Mid-Atlantic	9	8	Apartment	9	8
E. North Central	7	9	Medical	6	7
W. North Central	3	5	Other	6	6
E. South Central	3	4
New England	3	2

At December 31, 2007, the Company had one Low Income Housing Tax Credit. The remaining years of unexpired tax credits was seven and the property was not subject to regulatory review. The length of time remaining for holding period was eleven years. There are no contingent equity commitments expected to be paid during the years 2008 to 2018. There were no impairment losses, write-downs or reclassifications during the year related to this credit.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

31

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values and ease the execution of larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2007 and 2006, the Company had replicated assets with a fair value of $6,901 and $7,088, respectively, and credit default swaps with a fair value of $45 and $72, respectively. During the years ended December 31, 2007, 2006 and 2005, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. At December 31, 2007, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $17,979.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets. At December 31, 2007, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amounted to $6,305.

For the years ended December 31, 2007 and 2006 the Company recorded unrealized gains (losses) of $5,986 and $(5,070), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus.

The Company did not recognize any unrealized gains or losses during 2007 or 2006 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

32

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

At December 31, 2007 and 2006, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	December 31
	2007	2006
Derivative securities:
Interest rate swaps:
Receive fixed – pay floating	$1,127,000	$716,000
Receive floating – pay fixed	179,938	251,050
Receive fixed – pay fixed	69,279	—
Receive floating – pay floating	—	100,000

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $2,078, $(10,881) and $(9,313), for the years ending December 31, 2007, 2006 and 2005, respectively.

Open futures contracts at December 31, 2007, and 2006, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2007:
230	FTSE Futures	$28,913	$29,436
171	S&P Futures	63,978	63,150
110	Nikkei Futures	15,400	14,779
60	Russell Futures	23,285	23,166
December 31, 2006:
130	FTSE Futures	$15,706	$15,813
120	S&P Futures	42,702	42,852
80	Nikkei Futures	10,958	11,603
50	Russell Futures	19,978	19,873

33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the years ended December 31:

	Year Ended December 31
	2007	2006	2005
Direct premiums	$3,244,720	$2,282,667	$2,347,306
Reinsurance assumed - affiliated	151	189	279
Reinsurance assumed - unaffiliated	667,099	616,293	829,178
Reinsurance ceded - affiliated	(270,407)	(194,655)	(419,882)
Reinsurance ceded - unaffiliated	(102,112)	(117,128)	(235,363)

Net premiums earned	$3,539,451	$2,587,366	$2,521,518

Premiums ceded to affiliates for the years ended December 31, 2007, 2006 and 2005 were $270,407, $194,655 and $419,882, respectively. Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2007 and 2006 of $983,804 and $801,637, respectively.

The Company received reinsurance recoveries in the amounts of $237,826, $200,195 and $308,910, during 2007, 2006 and 2005, respectively. At December 31, 2007 and 2006, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $46,257 and $82,121, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded December 31, 2007 and 2006 of $1,216,790 and $1,037,006, respectively.

Effective January 1, 2006, the Company recaptured a modified coinsurance agreement from an unaffiliated company. As a result, modco life reserves of $125,420 were recaptured at no gain or loss.

On December 31, 2006, the Company acquired a block of credit insurance business from an unaffiliated company. The Company received consideration of $20,198 equal to the reserves and unearned premium assumed, and paid a commission expense allowance of $10,055, netting to a pre-tax loss of $10,055 ($6,535 net of tax) reflected in the Statement of Operations. Adjustments of $15,520 were made during 2007 to true up to actual 2006 reserve balances.

34

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

During 2002, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd. (TIRE), an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $9,953, which was credited directly to unassigned surplus. The Company has amortized $995 into earnings during 2007, 2006 and 2005 with a corresponding charge to unassigned surplus.

During 2005, the Company executed novation agreements associated with 18 reinsurance treaties from an affiliated entity, Transamerica International Re (Bermuda) Ltd. As a result of the novations, $181,147 of statutory reserves was assumed. Subsequently, the Company entered into a reinsurance agreement to cede these risks back to Transamerica International Re (Bermuda) Ltd. These transactions occurred with no gain or loss in the statement of operations or capital and surplus.

During 2001, the Company assumed certain traditional life insurance contracts from TOLIC. The Company recorded goodwill of $14,280 related to this transaction. The related amortization was $1,433 during 2007, 2006 and 2005. The remaining goodwill balance has been nonadmitted at December 31, 2007 and 2006.

During 2001, the Company entered into an indemnity reinsurance agreement on an inforce block of business with an unaffiliated company. The net of tax impact of $6,500 related to this transaction has been recorded directly to unassigned surplus. Subsequent to the initial gain, the Company has amortized $1,625 into earnings during 2005 with a corresponding charge to unassigned surplus. At December 31, 2005, the deferred gain has been completely amortized out of unassigned surplus and into income.

35

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes

The components of deferred taxes amounts are as follows:

	December 31
	2007	2006
Deferred tax assets:
Nonadmitted assets	$3,455	$7,789
Deferred acquisition costs	23,987	24,765
Reserves	30,818	30,156
§197 intangible amortization	3,986	7,861
Unrealized capital losses	3,891	7,850
Partnerships	—	4,801
Deferred intercompany losses	3,057	993
Other	6,926	3,609

Total deferred income tax assets	76,120	87,824
Nonadmitted deferred tax assets	34,612	53,977

Admitted deferred tax assets	41,508	33,847
Deferred tax liabilities:
Section 807(f) adjustments	3,144	3,347
Partnerships	5,199	—
Unrealized capital gains	13,728	9,769
Derivatives	2,329	1,823
Other	2,004	1,060

Total deferred income tax liabilities	26,404	15,999

Net admitted deferred tax asset	$15,104	$17,848

The change in net deferred income tax assets are as follows:

	December 31
	2007	2006	Change
Total deferred tax assets	$76,120	$87,824	$(11,704)
Total deferred tax liabilities	26,404	15,999	(10,405)

Net deferred tax asset	$49,716	$71,825	(22,109)

Tax effect of unrealized gains (losses)			1,082

Change in net deferred income tax			$(21,027)

36

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

	December 31
	2006	2005	Change
Total deferred tax assets	$87,824	$85,649	$2,175
Total deferred tax liabilities	15,999	37,244	21,245

Net deferred tax asset	$71,825	$48,405	23,420

Tax effect of unrealized gains (losses)			(6,307)

Change in net deferred income tax			$17,113

Nonadmitted deferred tax assets decreased (increased) $19,365, $24,781 and $(27,718) for 2007, 2006 and 2005, respectively.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2007	2006	2005
Income tax expense (benefit) on operational gains and capital gains (losses) on investments computed at the federal statutory rate (35%)	$64,675	$34,835	$55,235
§197 intangibles	(3,875)	(3,875)	(3,875)
Amortization of IMR	(2,046)	(3,489)	(5,020)
Deferred acquisition costs – tax basis	62	5,609	(1,804)
Dividends received deduction	(3,056)	(2,463)	(3,191)
Investment income items	(940)	(2,611)	(757)
Low income housing credits	(2,028)	(2,158)	(1,730)
Prior year over accrual	(3,200)	(4,941)	(3,446)
Reinsurance transactions	(348)	(348)	(917)
Tax reserve valuation	324	(20)	3,209
All other adjustments	(801)	87	(989)

Federal income tax expense on operations and capital gains (losses) on investments	48,767	20,626	36,715
Less tax (benefit) on capital gains (losses)	12,420	(6,849)	4,795

Total federal income tax expense	$36,347	$27,475	$31,920

The total statutory income taxes are computed as follows:

	Year Ended December 31
	2007	2006	2005
Federal income tax expense on operations and capital gains (losses) on investments	$48,767	$20,626	$36,715
Change in net deferred income taxes	21,027	(17,113)	(31,527)

Total statutory income taxes	$69,794	$(3,513)	$(5,188)

37

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carry forwards are determined on the basis of the consolidated group. At December 31, 2006 the life subgroup had no loss carryforwards. At December 31, 2007 the life subgroup had $71,230 of general business credit carryforwards and $25,067 of foreign tax credit carryforwards which originated in 2006 and 2007. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. A tax return has not been filed for 2007.

Income taxes incurred during 2007 and 2005 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $59,017 and $286,973, respectively. There were no income taxes available for recoupment in 2006.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as “the policyholders’ surplus account”. Due to United States tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 are deemed to come first out of the policyholder surplus account balance on a tax free basis. During 2005, the Company made a distribution from the policyholder surplus account which reduced its balance at December 31, 2005 to zero.

The amount of tax contingencies calculated for the Company as of December 31, 2007 and 2006 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes for the years ended December 31, 2007 and 2006 was not material and the Company recorded no liability for penalties.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax provisions. An examination is underway for 2005 and 2006.

38

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2007		2006
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal:
With market value adjustment	$1,066,355	7%	$1,160,610	8%
At book value less surrender charge of 5% or more	1,129,978	7	1,603,972	12
At fair value	4,892,449	32	4,444,067	31

Total with adjustment or at market value	7,088,782	46	7,208,649	51
At book value without adjustment (with minimal or no charge or adjustment)	2,872,403	19	2,736,232	19
Not subject to discretionary withdrawal	5,244,435	35	4,311,175	30

Total annuity reserves and deposit fund liabilities before reinsurance	15,205,620	100%	14,256,056	100%
Less reinsurance ceded	1,623		1,391

Net annuity reserves and deposit fund liabilities	$15,203,997		$14,254,665

39

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2007 and 2006 is as follows:

	Non-indexed Guaranteed Less than 4%	Non-guaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$921,674	$997,692	$1,919,366

Reserves at December 31, 2007 for separate accounts with assets at:
Fair value	$2,015,589	$4,548,709	$6,564,298
Amortized cost	2,696,453	—	2,696,453

Total	$4,712,042	$4,548,709	$9,260,751

Reserves for separate accounts by withdrawal characteristics at December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$177,056	$—	$177,056
At book value without market value adjustment and with current surrender charge of 5% or more	61,704	—	61,704
At fair value	401,910	4,548,709	4,950,619
At book value without market value adjustment and with current surrender charge of less than 5%	84,649	—	84,649

Subtotal	725,319	4,548,709	5,274,028
Not subject to discretionary withdrawal	3,986,723	—	3,986,723

Total separate account liabilities at December 31, 2007	$4,712,042	$4,548,709	$9,260,751

	Non-indexed Guaranteed Less than 4%	Non-guaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2006	$804,838	$676,653	$1,481,491

Reserves at December 31, 2006 for separate accounts with assets at:
Fair value	$1,972,334	$4,340,800	$6,313,134
Amortized cost	2,120,187	—	2,120,187

Total	$4,092,521	$4,340,800	$8,433,321

Reserves for separate accounts by withdrawal characteristics at December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$258,666	$—	$258,666
At book value without market value adjustment and with current surrender charge of 5% or more	69,146	—	69,146
At fair value	148,810	4,340,800	4,489,610
At book value without market value adjustment and with current surrender charge of less than 5%	94,858	—	94,858

Subtotal	571,480	4,340,800	4,912,280
Not subject to discretionary withdrawal	3,521,041	—	3,521,041

Total separate account liabilities at December 31, 2006	$4,092,521	$4,340,800	$8,433,321

40

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2007	2006	2005
Transfers as reported in the summary of operations of the separate accounts annual statement:
Transfers to separate accounts	$1,919,377	$1,481,563	$1,594,964
Transfers from separate accounts	(1,463,101)	(1,760,742)	(1,198,946)

Net transfers (from) to separate accounts	456,276	(279,179)	396,018
Other adjustments	(146)	(57)	17

Net transfers as set forth herein	$456,130	$(279,236)	$396,035

At December 31, 2007 and 2006, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2007	Guaranteed Minimum Withdrawal Benefit	$10,265,272	$116,597	$—
2006	Guaranteed Minimum Withdrawal Benefit	$11,050,028	$87,719	$—

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

At December 31, 2007 and 2006, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2007	Guaranteed Minimum Death Benefit	$2,007,096	$4,712	$1,623
2006	Guaranteed Minimum Death Benefit	$2,125,160	$4,253	$1,391

41

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2007 and 2006, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading are as follows:

	Gross	Loading	Net
December 31, 2007
Life and annuity:
Ordinary direct first year business	$644	$556	$88
Ordinary direct renewal business	152,656	1,276	151,380
Group life direct business	747	151	596
Credit Life	59	—	59
Reinsurance ceded	(65,353)	—	(65,353)

Total life and annuity	88,753	1,983	86,770
Accident and health:
Direct	3,025	—	3,025
Reinsurance ceded	—	—	—

Total accident and health	3,025	—	3,025

	$91,778	$1,983	$89,795

	Gross	Loading	Net
December 31, 2006
Life and annuity:
Ordinary direct first year business	$1,739	$623	$1,116
Ordinary direct renewal business	162,023	1,306	160,717
Group life direct business	453	173	280
Credit Life	63	—	63
Reinsurance ceded	(59,237)	—	(59,237)

Total life and annuity	105,041	2,102	102,939
Accident and health:
Direct	2,591	—	2,591
Reinsurance ceded	—	—	—

Total accident and health	2,591	—	2,591

	$107,632	$2,102	$105,530

42

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

At December 31, 2007 and 2006, the Company had insurance in force aggregating $100,891,321 and $113,559,242, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $109,934 and $113,200 to cover these deficiencies at December 31, 2007 and 2006, respectively.

8. Capital and Surplus

As of December 31, 2007, the Company had 44,175 shares of 6% non-voting, non-cumulative preferred stock issued and outstanding. AEGON USA, Inc. owns 38,609 shares and Transamerica Occidental Life Insurance Company owns 5,566 shares. Par value is $10 per share, and the liquidation value is $1,286.72 per share.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2007, the Company meets the RBC requirements.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2008, without prior regulatory approval, is $81,079.

The Company held special surplus funds in the amount of $3,791 and $2,825, as of December 31, 2007 and 2006, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

43

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair market value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned domestic securities, respectively. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair market value of the loaned security.

At December 31, 2007 and December 31, 2006, respectively, securities in the amount of $269,410 and 657,462 were on loan under security lending agreements. At December 31, 2007, the collateral the Company received from securities lending was in the form of cash.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for 2007, 2006 and 2005 was $7, $3 and $6, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Benefits expense of $5 was allocated each year for 2007, 2006 and 2005.

44

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was negligible for 2007, 2006 and 2005.

11. Related Party Transactions

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company’s parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2007, 2006 and 2005, the Company paid $24,042, $24,428 and $22,416, respectively, for these services, which approximates their costs to the affiliates.

During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust.

45

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Related Party Transactions (continued)

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2007, 2006 and 2005, the Company paid net interest of $950, $870 and $688, respectively, to affiliates. At December 31, 2007 and 2006, the Company has a net amount of $40,846 and $19,839, respectively, due to affiliates. Terms of settlement require that these amounts are settled within 90 days. At December 31, 2007, the Company had short-term notes receivable of $75,100 and $46,700 from Monumental Life Insurance Company and Transamerica International Reinsurance Bermuda Ltd (TIRE), respectively. The Monumental Life note is due by December 18, 2008 and the TIRE note is due by December 27, 2008. Both notes bear interest at 4.75%. At December 31, 2006, the Company had a short-term note receivable of $31,800 from AEGON. The note was due on December 26, 2007 and had an interest rate of 5.25%. This note was repaid in February of 2007. These notes are reported as short-term investments in 2007.

No capital contributions were received in 2005, 2006, or 2007.

On December 19, 2007, the Company paid preferred and common stock dividends of $3,410 and $196,590, respectively, which were approved by the Department of Insurance of the State of New York. AEGON and TOLIC received a preferred stock dividend of $2,980 and $430, respectively, and common stock dividends of $171,820 and $24,770, respectively. The Company did not pay a common or preferred stock dividend to its parent companies in 2006.

On October 13, 2005, the Company paid a preferred and common stock dividend of $3,410 and $1,590, respectively, which were approved by the Department of Insurance of the State of New York. AEGON and TOLIC received a preferred stock dividend of $2,980 and $430, respectively and common stock dividends of $1,390 and $200, respectively.

12. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The were no securities of NAIC designation 3 or below sold during 2007 and reacquired within 30 days of the sale date.

46

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to plan sponsors totaling $124,454 as of December 31, 2007. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium, which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve of $1,000 at December 31, 2007 and 2006 has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company has contingent commitments for $31,276 and $46,820 at December 31, 2007 and 2006, respectively, for joint ventures, partnerships and limited liability companies. There were no LIHTC commitments as of December 31, 2007.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2007, the Company has pledged invested assets with a carrying value and market value of $15,832 and $15,617, respectively, in conjunction with these transactions.

At December 31, 2006, the net amount of securities being acquired on a “to be announced” (TBA) basis was $7,468. There were no securities being acquired on a TBA basis at December 31, 2007.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

47

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund credit was $331, $444 and $672, for 2007, 2006 and 2005, respectively.

14. Managing General Agents

For years ended December 31, 2007, 2006 and 2005, the Company had $47,145, $42,950 and $30,453, respectively, of direct premiums written by The Vanguard Group, Inc. For the year ended December 31, 2007, the Company had $5,828 and $9,420, respectively, of direct premiums written by Vision Financial Corp and Benefit Marketing Systems, Inc.

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By
The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and income annuities	C,B,P,U	$47,145
Vision Financial Corp. 17 Church Street P.O. Box 506 Keene, NH 03431-0506	02-0430860	No	Universal life	Full service w/o claims	$5,828
Benefit Marketing Systems, Inc. 1705 W. Northwest Hwy, Ste 140 Grapevine, TX 76051	58-2022585	No	Universal life	Full service w/o claims	$9,420

15. Subsequent Events

On March 25, 2008, the Board of Directors of the Company approved the declaration, subject to regulatory approval, of a total dividend of $300,000 to its shareholders concurrent with the contribution by AEGON, as a shareholder, of $150,000 in exchange for the issuance by the Company of a surplus note totaling $150,000 issued entirely to AEGON.

48

Statutory-Basis Financial

Statement Schedules

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2007

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds (unaffiliated):
United States Government and government agencies and authorities	$168,187	$175,352	$168,187
States, municipalities and political subdivisions	123,061	124,448	123,061
Foreign governments	110,030	114,294	110,030
Public utilities	437,529	439,890	437,529
All other corporate bonds	4,904,507	4,858,097	4,904,507
Preferred stock	155,785	151,975	155,785

Total fixed maturities	5,899,099	5,864,056	5,899,099

Equity securities
Common stocks (unaffiliated):
Industrial, miscellaneous and all other	3,777	16,183	16,183

Total equity securities	3,777	16,183	16,183
Mortgage loans on real estate	1,174,369		1,174,369
Policy loans	49,804		49,804
Other invested assets (unaffiliated)	76,284		76,284
Cash, cash equivalents and short-term investments (unaffiliated)	618,428		618,428
Derivatives	6,322		6,322

Total investments	$7,828,083		$7,840,489

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and other than temporary impairments and adjusted for amortization of premiums or accrual of discounts.

49

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses	Premiums Written
Year ended December 31, 2007
Individual life	$924,646	$—	$84,675	$362,636	$61,817	$303,227	$157,932
Individual health	18,044	10,862	9,653	33,874	2,306	21,645	14,679	$32,756
Group life and health	23,394	1,051	4,691	33,415	1,661	21,392	8,625	31,438
Annuity	5,710,310	—	328	3,109,526	361,571	2,897,402	551,202

	$6,676,394	$11,913	$99,347	$3,539,451	$427,355	$3,243,666	$732,438

Year ended December 31, 2006
Individual life	$891,724	$—	$100,932	$368,993	$58,572	$347,758	$132,776
Individual health	18,392	10,067	8,453	31,243	1,946	29,479	13,922	$31,208
Group life and health	19,339	1,099	4,788	33,158	1,420	22,600	6,482	31,998
Annuity	5,590,652	—	207	2,153,972	355,708	2,674,987	(193,976)

	$6,520,107	$11,166	$114,380	$2,587,366	$417,646	3,074,824	(40,796)

Year ended December 31, 2005
Individual life	$846,139	$—	$87,428	$239,326	$56,163	$237,642	$146,236
Individual health	15,348	3,967	8,489	32,907	1,695	21,073	12,815	$32,916
Group life and health	15,357	1,279	5,366	35,676	1,280	21,698	6,716	35,746
Annuity	5,715,721	—	467	2,213,609	361,775	2,054,337	477,001

	$6,592,565	$5,246	$101,750	$2,521,518	$420,913	$2,334,750	$642,768

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

50

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2007
Life insurance in force	$11,199,289	$184,378,157	$281,884,603	$108,705,735	259%

Premiums:
Individual life	$94,030	$371,975	$640,579	$362,634	177%
Individual health	32,756	155	1,273	33,874	4
Group life and health	31,438	51	2,029	33,416	6
Annuity	3,086,496	338	23,369	3,109,527	1

	$3,244,720	$372,519	$667,250	$3,539,451	19%

Year ended December 31, 2006
Life insurance in force	$10,347,447	$172,055,005	$276,603,971	$114,896,413	241%

Premiums:
Individual life	$89,997	$311,316	$590,313	$368,993	160%
Individual health	31,208	197	232	31,243	1
Group life and health	31,998	(141)	1,018	33,157	3
Annuity	2,129,464	411	24,919	2,153,973	1

	$2,282,667	$311,783	$616,482	$2,587,366	24%

Year ended December 31, 2005
Life insurance in force	$9,365,627	$191,301,724	$266,564,177	$84,628,080	315%

Premiums:
Individual life	$87,356	$652,454	$804,424	$239,326	336%
Individual health	32,916	303	294	32,907	1
Group life and health	35,746	1,880	1,810	35,676	5
Annuity	2,191,288	608	22,929	2,213,609	1

	$2,347,306	$655,245	$829,457	$2,521,518	33%

51

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Year Ended December 31, 2007

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Financial Statements

Year Ended December 31, 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Transamerica Landmark NY Variable Annuity,

Transamerica Financial Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Transamerica Financial Life Insurance Company Separate Account VA BNY (comprised of the Asset Allocation – Conservative, Asset Allocation – Growth, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, International Moderate Growth, MFS International Equity, American Century Large Company Value, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Clarion Global Real Estate Securities, Transamerica Science and Technology, Jennison Growth, JPMorgan Enhanced Index, Marsico Growth, BlackRock Large Cap Value, MFS High Yield, PIMCO Total Return, Legg Mason Partners All Cap, Templeton Transamerica Global, Transamerica Balanced, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Money Market, Transamerica Small/Mid Cap Value, Transamerica U.S. Government Securities, Transamerica U.S. Government Securities – PAM, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price Small Cap, Van Kampen Active International Allocation, Van Kampen Large Cap Core, Van Kampen Mid Cap Growth, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, AllianceBernstein Growth & Income, AllianceBernstein Large Cap Growth, Janus Aspen – Mid Cap Growth, Janus Aspen Mid Cap Value, Janus Aspen – Worldwide Growth, JPMorgan Bond, JPMorgan International Equity, JPMorgan Mid Cap Value, JPMorgan Small Company, JPMorgan US Large Cap Core Equity, MFS New Discovery, MFS Total Return, MTB Large – Cap Growth Fund II, MTB Large – Cap Value Fund II, MTB Managed Allocation Fund – Moderate Growth II, MTB Managed Allocation Fund – Aggressive Growth II, MTB Managed Allocation Fund – Conservative Growth II, Fidelity – VIP Contrafund®, Fidelity – VIP Equity-Income, Fidelity – VIP Growth, Fidelity – VIP Growth Opportunities, Fidelity – VIP Mid Cap, Fidelity – VIP Value Strategies, Franklin Income Securities, Mutual Shares Securities, and Templeton Foreign Securities subaccounts), which are available for investment by contract owners of Transamerica Landmark NY Variable Annuity, as of December 31, 2007, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Financial Life Insurance Company Separate Account VA BNY which are available for investment by contract owners of Transamerica Landmark NY Variable Annuity at December 31, 2007, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 21, 2008

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Asset Allocation - Conservative	Asset Allocation - Growth	Asset Allocation - Moderate	Asset Allocation - Moderate Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	8,924.940	6,381.500	79,466.731	46,194.129

Cost	$103,920	$81,498	$956,054	$570,402

Number of shares - Service	52,443.050	21,563.420	463,905.006	1,320,757.782

Cost	$596,781	$309,908	$5,801,279	$18,033,256

Investments in mutual funds, at net asset value	$702,496	$382,645	$6,977,022	$19,100,937
Receivable for units sold	—	—	3	78

Total assets	702,496	382,645	6,977,025	19,101,015

Liabilities
Payable for units redeemed	6	1	—	—

	$702,490	$382,644	$6,977,025	$19,101,015

Net Assets:
Deferred annuity contracts terminable by owners	$702,490	$382,644	$6,977,025	$19,101,015

Total net assets	$702,490	$382,644	$6,977,025	$19,101,015

Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	74,203	46,459	672,160	341,564

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	9,622	31,631	85,063

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Asset Allocation - Conservative	Asset Allocation - Growth	Asset Allocation - Moderate	Asset Allocation - Moderate Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$1.393535	$1.582269	$1.469438	$1.538888

M&E - 1.30%	$1.389635	$1.577851	$1.465301	$1.534546

M&E - 1.40%	$1.381913	$1.569060	$1.457116	$1.526006

M&E - 1.45%	$1.498046	$1.864491	$1.622914	$1.751641

M&E - 1.55%	$1.370333	$1.555945	$1.444964	$1.513286

M&E - 1.75%	$1.476193	$1.837353	$1.599309	$1.726140

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$1.237499	$1.465609	$1.322762	$1.406185

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	368,697	137,963	2,160,010	5,937,841

M&E - 1.40%	—	—	—	—

M&E - 1.45%	15,751	—	1,316,891	2,336,685

M&E - 1.55%	—	—	—	—

M&E - 1.75%	30,714	—	480,379	3,151,138

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	23,629	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.465065	$1.874319	$1.599207	$1.738795

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$1.297074	$1.563178	$1.394203	$1.491253

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$1.281273	$1.544095	$1.377220	$1.473050

M&E - 1.80%	$1.431771	$1.831726	$1.562871	$1.699284

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$1.270830	$1.531534	$1.365998	$1.461051

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	International Moderate Growth Subaccount	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	3,126.887	501.530	38,738.852

Cost	$—	$26,361	$5,768	$420,212

Number of shares - Service	78,671.491	13,458.475	2,630.124	1,504.178

Cost	$875,203	$117,089	$28,978	$15,629

Investments in mutual funds, at net asset value	$871,680	$146,202	$34,766	$394,337
Receivable for units sold	—	—	—	4

Total assets	871,680	146,202	34,766	394,341

Liabilities
Payable for units redeemed	1	2	3	—

	$871,679	$146,200	$34,763	$394,341

Net Assets:
Deferred annuity contracts terminable by owners	$871,679	$146,200	$34,763	$394,341

Total net assets	$871,679	$146,200	$34,763	$394,341

Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	2,252	21,029

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	21,384	2,146	203,511

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	1,909

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	International Moderate Growth Subaccount	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$0.000000	$1.311199	$1.272009	$1.335529

M&E - 1.30%	$0.000000	$1.612043	$1.396009	$1.548570

M&E - 1.40%	$0.000000	$1.298322	$1.259464	$1.711650

M&E - 1.45%	$0.000000	$1.976160	$1.599705	$1.820505

M&E - 1.55%	$0.000000	$1.285611	$1.247137	$1.686762

M&E - 1.75%	$0.000000	$1.947390	$1.576409	$1.793976

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$1.594820	$1.289440	$1.375118

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	694,300	1,515	17,931	8,022

M&E - 1.40%	—	—	—	—

M&E - 1.45%	94,552	865	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	56,772	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.105324	$2.051695	$1.628168	$1.831931

M&E - 1.40%	$1.103520	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$1.102600	$1.731400	$1.390136	$1.479923

M&E - 1.55%	$1.100802	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$1.097167	$1.710243	$1.373147	$1.461871

M&E - 1.80%	$1.096293	$2.005032	$1.591187	$1.790284

M&E - 1.90%	$1.094494	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$1.093585	$1.696321	$1.361980	$1.449954

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Science and Technology Subaccount
Assets
Investment in securities:
Number of shares - Initial	3,536.115	151,010.241	3,490.241	1,141.772

Cost	$37,439	$2,625,632	$77,470	$6,290

Number of shares - Service	0.028	0.016	16,585.192	9,722.436

Cost	$—	$—	$344,913	$50,092

Investments in mutual funds, at net asset value	$35,892	$2,769,528	$402,242	$57,637
Receivable for units sold	—	74	3	—

Total assets	35,892	2,769,602	402,245	57,637

Liabilities
Payable for units redeemed	—	—	—	1

	$35,892	$2,769,602	$402,245	$57,636

Net Assets:
Deferred annuity contracts terminable by owners	$35,892	$2,769,602	$402,245	$57,636

Total net assets	$35,892	$2,769,602	$402,245	$57,636

Accumulation units outstanding - Initial:
M&E - 1.25%	—	37,655	8,561	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	25,853	853,154	20,449	6,210

M&E - 1.45%	—	—	—	—

M&E - 1.55%	8,840	17,698	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Science and Technology Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$1.170476	$1.391001	$2.376670	$0.993336

M&E - 1.30%	$1.300209	$1.350305	$2.370020	$1.494887

M&E - 1.40%	$1.038273	$3.121177	$2.356813	$0.983575

M&E - 1.45%	$1.542642	$1.639677	$2.576331	$1.884833

M&E - 1.55%	$1.023761	$3.072597	$2.337148	$0.973915

M&E - 1.75%	$1.520162	$1.615813	$2.538833	$1.857390

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$1.186792	$1.257305	$1.922690	$1.383814

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	19,234	28,370

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	117,247	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	18,567	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	7,644	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.509983	$1.657743	$2.388425	$1.816297

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$1.262240	$1.374896	$2.011267	$1.413228

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$1.246820	$1.358095	$1.986707	$1.395992

M&E - 1.80%	$1.475664	$1.620072	$2.334170	$1.774991

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$1.236669	$1.347047	$1.970525	$1.384606

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Jennison Growth Subaccount	JPMorgan Enhanced Index Subaccount	Marsico Growth Subaccount	BlackRock Large Cap Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	35,288.122	65,951.858	10,623.006	25,471.967

Cost	$295,932	$1,032,526	$104,652	$485,833

Number of shares - Service	526.373	0.020	338.635	7,855.743

Cost	$4,395	$—	$4,395	$153,323

Investments in mutual funds, at net asset value	$295,422	$1,083,589	$142,025	$638,952
Receivable for units sold	1	12	—	—

Total assets	295,423	1,083,601	142,025	638,952

Liabilities
Payable for units redeemed	—	—	—	1

	$295,423	$1,083,601	$142,025	$638,951

Net Assets:
Deferred annuity contracts terminable by owners	$295,423	$1,083,601	$142,025	$638,951

Total net assets	$295,423	$1,083,601	$142,025	$638,951

Accumulation units outstanding - Initial:
M&E - 1.25%	22,742	116,933	28,346	6,047

M&E - 1.30%	—	—	—	—

M&E - 1.40%	252,308	537,812	73,490	186,577

M&E - 1.45%	—	—	—	—

M&E - 1.55%	14,151	10,810	27,610	79,789

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Jennison Growth Subaccount	JPMorgan Enhanced Index Subaccount	Marsico Growth Subaccount	BlackRock Large Cap Value Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$1.020357	$1.123403	$1.186728	$1.638984

M&E - 1.30%	$1.284175	$1.343558	$1.753052	$1.653630

M&E - 1.40%	$1.006325	$1.736224	$1.032219	$1.801104

M&E - 1.45%	$1.605387	$1.577968	$1.741027	$1.913059

M&E - 1.55%	$0.990644	$1.709194	$1.020546	$1.780789

M&E - 1.75%	$1.582015	$1.554995	$1.717168	$1.885214

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$1.323255	$1.282246	$1.451793	$1.541068

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	2,686	—	2,509	17,461

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	68,354

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.599086	$1.584114	$1.734221	$1.989530

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$1.358638	$1.368371	$1.450917	$1.699516

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$1.342049	$1.351668	$1.433221	$1.678768

M&E - 1.80%	$1.562727	$1.548137	$1.694822	$1.944314

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$1.331150	$1.340681	$1.421554	$1.665113

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	Templeton Transamerica Global Subaccount
Assets
Investment in securities:
Number of shares - Initial	27,412.484	48,419.126	10,750.790	9,268.383

Cost	$260,157	$531,801	$143,644	$177,828

Number of shares - Service	7,279.795	14,648.178	0.022	16,209.954

Cost	$70,091	$163,261	$—	$373,049

Investments in mutual funds, at net asset value	$303,866	$735,027	$149,221	$634,619
Receivable for units sold	—	—	5	—

Total assets	303,866	735,027	149,226	634,619

Liabilities
Payable for units redeemed	8	6	—	—

	$303,858	$735,021	$149,226	$634,619

Net Assets:
Deferred annuity contracts terminable by owners	$303,858	$735,021	$149,226	$634,619

Total net assets	$303,858	$735,021	$149,226	$634,619

Accumulation units outstanding - Initial:
M&E - 1.25%	5,667	10,130	—	33,796

M&E - 1.30%	—	—	—	—

M&E - 1.40%	139,334	408,017	21,877	232,780

M&E - 1.45%	—	—	—	—

M&E - 1.55%	34,041	33,314	91,868	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	Templeton Transamerica Global Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$1.381306	$1.260541	$1.215742	$1.370681

M&E - 1.30%	$1.379583	$1.257002	$1.325226	$1.579962

M&E - 1.40%	$1.340423	$1.249982	$1.324021	$0.796796

M&E - 1.45%	$1.364274	$1.187911	$1.601438	$1.799904

M&E - 1.55%	$1.321554	$1.239554	$1.309050	$0.787816

M&E - 1.75%	$1.344417	$1.170620	$1.578112	$1.773702

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$1.174205	$1.132137	$1.251765	$1.504184

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	22,021	59,991	—	180,919

M&E - 1.40%	—	—	—	—

M&E - 1.45%	29,406	78,134	—	56,466

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	27,514

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	10,401	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.290857	$1.154883	$1.634710	$1.524962

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$1.219169	$1.150981	$1.341885	$1.516693

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$1.204261	$1.136914	$1.325510	$1.500336

M&E - 1.80%	$1.261535	$1.128642	$1.597549	$1.497671

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$1.194463	$1.127650	$1.314715	$1.489578

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Balanced Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.364	2,123.780	212,704.123	3,434.972

Cost	$4	$24,243	$5,415,641	$55,957

Number of shares - Service	17,089.382	20,971.761	3,883.628	45,794.886

Cost	$219,990	$252,301	$89,853	$649,284

Investments in mutual funds, at net asset value	$233,104	$286,974	$6,258,182	$886,756
Receivable for units sold	—	—	—	11

Total assets	233,104	286,974	6,258,182	886,767

Liabilities
Payable for units redeemed	5	2	16	—

	$233,099	$286,972	$6,258,166	$886,767

Net Assets:
Deferred annuity contracts terminable by owners	$233,099	$286,972	$6,258,166	$886,767

Total net assets	$233,099	$286,972	$6,258,166	$886,767

Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	197,099	1,573

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	16,085	4,974,430	2,177

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	461,422	27,588

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Balanced Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$1.498683	$1.661544	$1.409942	$2.028961

M&E - 1.30%	$1.494481	$1.656873	$1.769136	$1.710005

M&E - 1.40%	$1.486147	$1.647615	$1.080758	$2.009032

M&E - 1.45%	$1.549833	$1.732544	$1.984699	$2.102681

M&E - 1.55%	$1.473732	$1.633852	$1.068609	$1.989318

M&E - 1.75%	$1.527268	$1.707315	$1.955782	$2.072094

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$1.389930	$1.413097	$1.543670	$1.510601

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	151,477	94,199	17,228	8,468

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	10,894	45,765	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	59,060	—	479,585

M&E - 1.80%	—	—	779	1,001

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.538844	$1.680554	$1.946886	$2.069592

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$1.435639	$1.475629	$1.660874	$1.698843

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$1.418126	$1.457619	$1.640617	$1.678056

M&E - 1.80%	$1.503827	$1.642351	$1.902647	$2.022540

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$1.406565	$1.445762	$1.627255	$1.664426

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Money Market Subaccount	Transamerica Small/Mid Cap Value Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities - PAM Subaccount
Assets
Investment in securities:
Number of shares - Initial	608,482.080	242,533.167	89,014.000	5,204.657

Cost	$608,482	$2,880,947	$1,065,107	$63,350

Number of shares - Service	1,050,106.040	—	10,399.725	—

Cost	$1,050,106	$—	$126,777	$—

Investments in mutual funds, at net asset value	$1,658,588	$5,359,983	$1,195,357	$63,653
Receivable for units sold	8	39	—	—

Total assets	1,658,596	5,360,022	1,195,357	63,653

Liabilities
Payable for units redeemed	—	—	6	1,018

	$1,658,596	$5,360,022	$1,195,351	$62,635

Net Assets:
Deferred annuity contracts terminable by owners	$1,658,596	$5,360,022	$1,195,351	$62,635

Total net assets	$1,658,596	$5,360,022	$1,195,351	$62,635

Accumulation units outstanding - Initial:
M&E - 1.25%	3,796	133,419	3,820	—

M&E - 1.30%	—	—	—	46,585

M&E - 1.40%	378,079	737,125	574,941	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	34,051	39,953	75,102	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	11,586

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Money Market Subaccount	Transamerica Small/Mid Cap Value Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities - PAM Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$1.094695	$2.042093	$1.188702	$0.000000

M&E - 1.30%	$1.078853	$0.000000	$1.163996	$1.083556

M&E - 1.40%	$1.468242	$6.552295	$1.638874	$0.000000

M&E - 1.45%	$1.071763	$0.000000	$1.114773	$1.064909

M&E - 1.55%	$1.445445	$6.450269	$1.616019	$0.000000

M&E - 1.75%	$1.056145	$0.000000	$1.098507	$1.055536

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$1.058956

M&E - 1.90%	$1.064476	$0.000000	$1.082943	$0.000000

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$1.049354

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	562,832	—	46,601	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	20,484	—	70,275	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	408,388	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.068957	$0.000000	$1.083556	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$1.066572	$0.000000	$1.091334	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$1.053691	$0.000000	$1.077987	$0.000000

M&E - 1.80%	$1.044644	$0.000000	$1.058956	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$1.045100	$0.000000	$1.069229	$0.000000

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Assets
Investment in securities:
Number of shares - Initial	220,814.714	114,503.804	13,344.111	148,344.286

Cost	$4,053,219	$2,319,853	$139,329	$1,279,625

Number of shares - Service	10,063.985	6,818.081	10,391.244	2,650.121

Cost	$202,391	$162,734	$112,944	$41,764

Investments in mutual funds, at net asset value	$4,405,870	$3,109,466	$242,411	$2,590,958
Receivable for units sold	29	5	—	26

Total assets	4,405,899	3,109,471	242,411	2,590,984

Liabilities
Payable for units redeemed	—	—	7	—

	$4,405,899	$3,109,471	$242,404	$2,590,984

Net Assets:
Deferred annuity contracts terminable by owners	$4,405,899	$3,109,471	$242,404	$2,590,984

Total net assets	$4,405,899	$3,109,471	$242,404	$2,590,984

Accumulation units outstanding - Initial:
M&E - 1.25%	126,968	137,798	—	29,417

M&E - 1.30%	—	—	—	—

M&E - 1.40%	1,095,624	747,582	101,826	1,047,687

M&E - 1.45%	—	—	—	—

M&E - 1.55%	61,824	4,561	36,940	18,588

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$1.476501	$1.273242	$1.254462	$1.602061

M&E - 1.30%	$1.454816	$1.456316	$1.357315	$1.934279

M&E - 1.40%	$3.480982	$3.670436	$0.990536	$2.343832

M&E - 1.45%	$1.640502	$1.684497	$1.752433	$2.294843

M&E - 1.55%	$3.426833	$3.613265	$0.979320	$2.307306

M&E - 1.75%	$1.616648	$1.659973	$1.726938	$2.261454

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$1.343637	$1.350404	$1.256661	$1.747476

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	11,386	—	31,894	16,413

M&E - 1.40%	—	—	—	—

M&E - 1.45%	5,073	16,703	36,616	3,666

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	27,802	—	—

M&E - 1.80%	—	68,101	993	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	115,886	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.683307	$1.658397	$1.739305	$2.331513

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$1.463211	$1.431335	$1.316532	$1.936438

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$1.445369	$1.413865	$1.300432	$1.912806

M&E - 1.80%	$1.645058	$1.620716	$1.699765	$2.278505

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$1.433598	$1.402355	$1.289852	$1.897250

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Van Kampen Large Cap Core Subaccount	Van Kampen Mid Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Assets
Investment in securities:
Number of shares - Initial	147,934.605	1,620.459	594.082	0.297

Cost	$2,355,659	$41,663	$8,029	$7

Number of shares - Service	1,520.956	5,711.419	—	—

Cost	$28,979	$133,652	$—	$—

Investments in mutual funds, at net asset value	$2,846,121	$187,840	$7,497	$9
Receivable for units sold	33	—	—	—

Total assets	2,846,154	187,840	7,497	9

Liabilities
Payable for units redeemed	—	4	2	9

	$2,846,154	$187,836	$7,495	$—

Net Assets:
Deferred annuity contracts terminable by owners	$2,846,154	$187,836	$7,495	$—

Total net assets	$2,846,154	$187,836	$7,495	$—

Accumulation units outstanding - Initial:
M&E - 1.25%	17,098	—	2,702	—

M&E - 1.30%	—	—	2,541	—

M&E - 1.40%	744,862	42,394	662	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	5,686	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Van Kampen Large Cap Core Subaccount	Van Kampen Mid Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$1.348278	$0.997022	$1.271980	$1.319374

M&E - 1.30%	$1.475270	$1.349671	$1.268385	$1.315674

M&E - 1.40%	$3.722594	$0.987189	$1.261330	$1.308318

M&E - 1.45%	$1.611151	$1.759460	$1.595930	$1.567009

M&E - 1.55%	$3.664610	$0.977513	$1.250803	$1.297388

M&E - 1.75%	$1.587694	$1.733878	$1.572701	$1.544198

M&E - 1.80%	$0.000000	$0.000000	$1.233469	$1.279447

M&E - 1.90%	$1.372709	$1.462488	$1.213190	$1.297849

M&E - 1.95%	$0.000000	$0.000000	$1.318999	$1.302515

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	18,277	18,030	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	67,464	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.611051	$1.738726	$0.000000	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$1.445474	$1.439801	$0.000000	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$1.427811	$1.422234	$0.000000	$0.000000

M&E - 1.80%	$1.574465	$1.699228	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$1.416163	$1.410653	$0.000000	$0.000000

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	7,870.755	2,067.114	195.302	555.673

Cost	$198,753	$58,505	$6,266	$7,816

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$208,969	$61,931	$7,607	$9,274
Receivable for units sold	—	—	2	—

Total assets	208,969	61,931	7,609	9,274

Liabilities
Payable for units redeemed	1	3	—	6

	$208,968	$61,928	$7,609	$9,268

Net Assets:
Deferred annuity contracts terminable by owners	$208,968	$61,928	$7,609	$9,268

Total net assets	$208,968	$61,928	$7,609	$9,268

Accumulation units outstanding - Initial:
M&E - 1.25%	6,883	—	—	3,738

M&E - 1.30%	1,704	28,274	—	—

M&E - 1.40%	64,023	—	9,093	—

M&E - 1.45%	—	5,316	683	—

M&E - 1.55%	7,638	19,155	—	2,699

M&E - 1.75%	—	—	—	—

M&E - 1.80%	80,009	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$1.261449	$0.952272	$1.289164	$1.454423

M&E - 1.30%	$1.394446	$1.272565	$1.875424	$0.000000

M&E - 1.40%	$1.249071	$0.942925	$0.665981	$1.434668

M&E - 1.45%	$1.653875	$1.516745	$2.273237	$0.000000

M&E - 1.55%	$1.236841	$0.933656	$0.722030	$1.419475

M&E - 1.75%	$1.629813	$1.494647	$2.240126	$0.000000

M&E - 1.80%	$1.356010	$1.237498	$1.823801	$0.000000

M&E - 1.90%	$1.301281	$1.325949	$1.671745	$0.000000

M&E - 1.95%	$1.406638	$1.317769	$1.766658	$0.000000

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Janus Aspen - Worldwide Growth Subaccount	JPMorgan Bond Subaccount	JPMorgan International Equity Subaccount	JPMorgan Mid Cap Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	3,974.465	2,810.093	22,885.011	3,604.530

Cost	$117,154	$31,961	$316,122	$95,847

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$139,226	$31,417	$365,016	$110,551
Receivable for units sold	—	—	—	—

Total assets	139,226	31,417	365,016	110,551

Liabilities
Payable for units redeemed	1	2	—	—

	$139,225	$31,415	$365,016	$110,551

Net Assets:
Deferred annuity contracts terminable by owners	$139,225	$31,415	$365,016	$110,551

Total net assets	$139,225	$31,415	$365,016	$110,551

Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	6,216	63,079

M&E - 1.30%	27,754	27,708	12,378	—

M&E - 1.40%	10,053	1,310	19,173	15,679

M&E - 1.45%	—	—	50,351	13,969

M&E - 1.55%	118,134	—	26,454	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	113,188	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Janus Aspen - Worldwide Growth Subaccount	JPMorgan Bond Subaccount	JPMorgan International Equity Subaccount	JPMorgan Mid Cap Value Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$1.016044	$1.016376	$1.151142	$1.082501

M&E - 1.30%	$1.288974	$1.082790	$1.634494	$1.432037

M&E - 1.40%	$0.815023	$1.078895	$1.628608	$1.426869

M&E - 1.45%	$1.588758	$1.076924	$1.625675	$1.424265

M&E - 1.55%	$0.806356	$1.073072	$1.619845	$1.419152

M&E - 1.75%	$1.565642	$1.065359	$1.608190	$1.408937

M&E - 1.80%	$1.253455	$1.063439	$1.605294	$1.406439

M&E - 1.90%	$1.333109	$1.059642	$1.599547	$1.401392

M&E - 1.95%	$1.387768	$1.057723	$1.596684	$1.398877

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	JPMorgan Small Company Subaccount	JPMorgan US Large Cap Core Equity Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,743.812	6,658.494	617.463	16,454.844

Cost	$28,789	$101,162	$10,746	$337,547

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$28,006	$105,138	$10,071	$352,792
Receivable for units sold	—	2	—	—

Total assets	28,006	105,140	10,071	352,792

Liabilities
Payable for units redeemed	—	—	1	10

	$28,006	$105,140	$10,070	$352,782

Net Assets:
Deferred annuity contracts terminable by owners	$28,006	$105,140	$10,070	$352,782

Total net assets	$28,006	$105,140	$10,070	$352,782

Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	1,072	—	3,369	72,560

M&E - 1.40%	15,612	—	4,299	28,917

M&E - 1.45%	4,769	—	550	69,342

M&E - 1.55%	—	—	—	4,671

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	86,022	—	80,776

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	9,584

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	JPMorgan Small Company Subaccount	JPMorgan US Large Cap Core Equity Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$1.010641	$1.088684	$1.208354	$1.323958

M&E - 1.30%	$1.310470	$1.244491	$1.204962	$1.320266

M&E - 1.40%	$1.305747	$1.239988	$1.198237	$1.312887

M&E - 1.45%	$1.303396	$1.237763	$1.562511	$1.398569

M&E - 1.55%	$1.298715	$1.233306	$1.188222	$1.301938

M&E - 1.75%	$1.289373	$1.224440	$1.539771	$1.378209

M&E - 1.80%	$1.287053	$1.222242	$1.171768	$1.283895

M&E - 1.90%	$1.282436	$1.217858	$1.203150	$1.220721

M&E - 1.95%	$1.280136	$1.215666	$1.172551	$1.278035

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund - Moderate Growth II Subaccount	MTB Managed Allocation Fund - Aggressive Growth II Subaccount
Assets
Investment in securities:
Number of shares - Initial	963.907	15,903.948	18,131.240	6,977.669

Cost	$10,655	$183,595	$191,044	$81,939

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$10,680	$184,168	$195,999	$83,453
Receivable for units sold	—	—	—	—

Total assets	10,680	184,168	195,999	83,453

Liabilities
Payable for units redeemed	—	—	—	—

	$10,680	$184,168	$195,999	$83,453

Net Assets:
Deferred annuity contracts terminable by owners	$10,680	$184,168	$195,999	$83,453

Total net assets	$10,680	$184,168	$195,999	$83,453

Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	8,855	49,910	113,681	20,681

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	29,511	44,695	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	53,694	—	—

M&E - 1.80%	—	970	—	44,457

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund - Moderate Growth II Subaccount	MTB Managed Allocation Fund - Aggressive Growth II Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.206108	$1.384266	$1.239441	$1.292676

M&E - 1.40%	$1.201765	$1.379263	$1.234965	$1.289265

M&E - 1.45%	$1.199593	$1.376793	$1.232747	$1.287559

M&E - 1.55%	$1.195301	$1.371819	$1.228319	$1.284206

M&E - 1.75%	$1.186731	$1.361975	$1.219476	$1.277485

M&E - 1.80%	$1.184590	$1.359541	$1.217292	$1.275808

M&E - 1.90%	$1.180339	$1.354646	$1.212933	$1.272483

M&E - 1.95%	$1.178228	$1.352208	$1.210744	$1.270810

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	MTB Managed Allocation Fund - Conservative Growth II Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	11,082.364	49,608.475	16,869.426	4,082.346

Cost	$112,544	$1,498,656	$394,623	$158,076

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$115,589	$1,362,249	$397,612	$182,277
Receivable for units sold	—	—	2	—

Total assets	115,589	1,362,249	397,614	182,277

Liabilities
Payable for units redeemed	1	6	—	—

	$115,588	$1,362,243	$397,614	$182,277

Net Assets:
Deferred annuity contracts terminable by owners	$115,588	$1,362,243	$397,614	$182,277

Total net assets	$115,588	$1,362,243	$397,614	$182,277

Accumulation units outstanding - Initial:
M&E - 1.25%	—	54,756	3,471	—

M&E - 1.30%	76,075	117,165	27,298	13,120

M&E - 1.40%	—	283,549	96,946	43,279

M&E - 1.45%	27,064	84,778	20,928	—

M&E - 1.55%	—	—	127,557	—

M&E - 1.75%	—	156,512	—	—

M&E - 1.80%	—	75,334	—	88,943

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	MTB Managed Allocation Fund - Conservative Growth II Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$0.000000	$1.788832	$1.337242	$1.093944

M&E - 1.30%	$1.121871	$1.822872	$1.424382	$1.359202

M&E - 1.40%	$1.118929	$1.490512	$1.432302	$1.083210

M&E - 1.45%	$1.117431	$2.069101	$1.653097	$1.724520

M&E - 1.55%	$1.114528	$1.473743	$1.416129	$1.072563

M&E - 1.75%	$1.108682	$2.039006	$1.629023	$1.699387

M&E - 1.80%	$1.107245	$1.772645	$1.385163	$1.321792

M&E - 1.90%	$1.104348	$1.591676	$1.318159	$1.394028

M&E - 1.95%	$1.102908	$1.683422	$1.419332	$1.389096

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,733.908	51,826.422	12,480.179	19,570.317	12,589.144

Cost	$24,781	$1,676,123	$160,348	$346,048	$263,239

Number of shares - Service	—	—	—	—	—

Cost	$—	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$38,423	$1,846,575	$157,500	$338,762	$254,175
Receivable for units sold	—	—	—	—	—

Total assets	38,423	1,846,575	157,500	338,762	254,175

Liabilities
Payable for units redeemed	1	4	—	1	3

	$38,422	$1,846,571	$157,500	$338,761	$254,172

Net Assets:
Deferred annuity contracts terminable by owners	$38,422	$1,846,571	$157,500	$338,761	$254,172

Total net assets	$38,422	$1,846,571	$157,500	$338,761	$254,172

Accumulation units outstanding - Initial:
M&E - 1.25%	—	48,791	—	—	—

M&E - 1.30%	—	58,920	—	348,869	263,371

M&E - 1.40%	28,042	368,163	74,281	—	—

M&E - 1.45%	—	112,202	291	—	—

M&E - 1.55%	10,695	25,305	3,264	—	—

M&E - 1.75%	—	162,535	18,346	—	—

M&E - 1.80%	—	9,561	—	—	—

M&E - 1.90%	—	—	—	—	—

M&E - 1.95%	—	8,287	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$1.284076	$2.266360	$1.580730	$0.971353	$0.965403

M&E - 1.30%	$0.000000	$2.121232	$1.576332	$0.971026	$0.965072

M&E - 1.40%	$0.994989	$2.314639	$1.567541	$0.970390	$0.964440

M&E - 1.45%	$0.000000	$2.443629	$1.959005	$0.970071	$0.964127

M&E - 1.55%	$0.983762	$2.288481	$1.554448	$0.969437	$0.963492

M&E - 1.75%	$0.000000	$2.408082	$1.930481	$0.968163	$0.962219

M&E - 1.80%	$0.000000	$2.062803	$1.532933	$0.967845	$0.961906

M&E - 1.90%	$0.000000	$1.750258	$1.319683	$0.967204	$0.961270

M&E - 1.95%	$0.000000	$1.886714	$1.338639	$0.966884	$0.960957

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—	—

M&E - 1.30%	—	—	—	—	—

M&E - 1.40%	—	—	—	—	—

M&E - 1.45%	—	—	—	—	—

M&E - 1.55%	—	—	—	—	—

M&E - 1.75%	—	—	—	—	—

M&E - 1.80%	—	—	—	—	—

M&E - 1.90%	—	—	—	—	—

M&E - 1.95%	—	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$0.000000	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

Templeton Foreign Securities
Subaccount
Assets
Investment in securities:
Number of shares - Initial	3,227.232

Cost	$64,040

Number of shares - Service	—

Cost	$—

Investments in mutual funds, at net asset value	$65,351
Receivable for units sold	—

Total assets	65,351

Liabilities
Payable for units redeemed	—

$65,351

Net Assets:
Deferred annuity contracts terminable by owners	$65,351

Total net assets	$65,351

Accumulation units outstanding - Initial:
M&E - 1.25%	—

M&E - 1.30%	61,088

M&E - 1.40%	—

M&E - 1.45%	—

M&E - 1.55%	—

M&E - 1.75%	—

M&E - 1.80%	—

M&E - 1.90%	—

M&E - 1.95%	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

Templeton Foreign Securities
Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$1.070130

M&E - 1.30%	$1.069777

M&E - 1.40%	$1.069077

M&E - 1.45%	$1.068720

M&E - 1.55%	$1.068021

M&E - 1.75%	$1.066624

M&E - 1.80%	$1.066262

M&E - 1.90%	$1.065568

M&E - 1.95%	$1.065218

Accumulation units outstanding - Service:
M&E - 1.25%	—

M&E - 1.30%	—

M&E - 1.40%	—

M&E - 1.45%	—

M&E - 1.55%	—

M&E - 1.75%	—

M&E - 1.80%	—

M&E - 1.90%	—

M&E - 1.95%	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000

M&E - 1.30%	$0.000000

M&E - 1.40%	$0.000000

M&E - 1.45%	$0.000000

M&E - 1.55%	$0.000000

M&E - 1.75%	$0.000000

M&E - 1.80%	$0.000000

M&E - 1.90%	$0.000000

M&E - 1.95%	$0.000000

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Asset Allocation - Conservative	Asset Allocation - Growth	Asset Allocation - Moderate	Asset Allocation - Moderate Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$14,145	$7,761	$153,368	$365,464
Expenses:
Administrative, mortality and expense risk charge	6,397	4,048	75,339	215,659

Net investment income (loss)	7,748	3,713	78,029	149,805
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	18,234	14,110	140,153	398,806
Proceeds from sales	11,673	141,082	1,518,589	1,325,636
Cost of investments sold	11,304	138,839	1,416,331	1,149,058

Net realized capital gains (losses) on investments	18,603	16,353	242,411	575,384
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,741	11,667	198,535	562,692
End of period	1,795	(8,761)	219,689	497,279

Net change in unrealized appreciation/depreciation of investments	(1,946)	(20,428)	21,154	(65,413)

Net realized and unrealized capital gains (losses) on investments	16,657	(4,075)	263,565	509,971

Increase (decrease) in net assets from operations	$24,405	$(362)	$341,594	$659,776

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	International Moderate Growth	MFS International Equity	American Century Large Company Value	Capital Guardian Global
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$3,575	$1,537	$28	$3,551
Expenses:
Administrative, mortality and expense risk charge	3,291	3,046	139	5,920

Net investment income (loss)	284	(1,509)	(111)	(2,369)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,164	31,477	27	35,709
Proceeds from sales	28,910	133,151	10,883	83,787
Cost of investments sold	25,779	133,921	9,743	90,183

Net realized capital gains (losses) on investments	5,295	30,707	1,167	29,313
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,541	16,351	675	(36,290)
End of period	(3,523)	2,752	20	(41,504)

Net change in unrealized appreciation/depreciation of investments	(6,064)	(13,599)	(655)	(5,214)

Net realized and unrealized capital gains (losses) on investments	(769)	17,108	512	24,099

Increase (decrease) in net assets from operations	$(485)	$15,599	$401	$21,730

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Capital Guardian U.S. Equity	Capital Guardian Value	Clarion Global Real Estate Securities	Transamerica Science and Technology
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$271	$35,575	$30,351	$—
Expenses:
Administrative, mortality and expense risk charge	510	46,581	7,741	315

Net investment income (loss)	(239)	(11,006)	22,610	(315)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	3,326	220,117	31,473	—
Proceeds from sales	521	656,053	212,084	56,027
Cost of investments sold	425	510,834	159,775	51,022

Net realized capital gains (losses) on investments	3,422	365,336	83,782	5,005
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,560	717,487	125,266	1,743
End of period	(1,547)	143,896	(20,141)	1,255

Net change in unrealized appreciation/depreciation of investments	(4,107)	(573,591)	(145,407)	(488)

Net realized and unrealized capital gains (losses) on investments	(685)	(208,255)	(61,625)	4,517

Increase (decrease) in net assets from operations	$(924)	$(219,261)	$(39,015)	$4,202

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Jennison Growth	JPMorgan Enhanced Index	Marsico Growth	BlackRock Large Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$196	$15,008	$33	$5,771
Expenses:
Administrative, mortality and expense risk charge	4,521	17,632	2,035	8,473

Net investment income (loss)	(4,325)	(2,624)	(2,002)	(2,702)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	17,990	33,225	1,280	69,500
Proceeds from sales	90,934	265,914	39,542	54,881
Cost of investments sold	129,201	274,568	27,997	39,993

Net realized capital gains (losses) on investments	(20,277)	24,571	12,825	84,388
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(60,419)	29,412	19,353	72,095
End of period	(4,905)	51,063	32,978	(204)

Net change in unrealized appreciation/depreciation of investments	55,514	21,651	13,625	(72,299)

Net realized and unrealized capital gains (losses) on investments	35,237	46,222	26,450	12,089

Increase (decrease) in net assets from operations	$30,912	$43,598	$24,448	$9,387

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	MFS High Yield	PIMCO Total Return	Legg Mason Partners All Cap	Templeton Transamerica Global
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$31,653	$17,764	$2,344	$5,403
Expenses:
Administrative, mortality and expense risk charge	5,108	9,974	2,674	6,147

Net investment income (loss)	26,545	7,790	(330)	(744)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	18	49	9,335	—
Proceeds from sales	124,282	143,516	50,677	68,167
Cost of investments sold	125,585	139,998	46,360	45,156

Net realized capital gains (losses) on investments	(1,285)	3,567	13,652	23,011
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(3,437)	396	19,449	63,907
End of period	(26,382)	39,965	5,577	83,742

Net change in unrealized appreciation/depreciation of investments	(22,945)	39,569	(13,872)	19,835

Net realized and unrealized capital gains (losses) on investments	(24,230)	43,136	(220)	42,846

Increase (decrease) in net assets from operations	$2,315	$50,926	$(550)	$42,102

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Transamerica Balanced	Transamerica Convertible Securities	Transamerica Equity	Transamerica Growth Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$1,615	$3,687	$1,455	$30
Expenses:
Administrative, mortality and expense risk charge	1,331	3,220	91,483	14,142

Net investment income (loss)	284	467	(90,028)	(14,112)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	680	20,958	260,741	62,344
Proceeds from sales	4,216	25,810	1,583,363	60,728
Cost of investments sold	3,779	24,571	1,414,187	47,630

Net realized capital gains (losses) on investments	1,117	22,197	429,917	75,442
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	639	3,588	209,050	89,533
End of period	13,110	10,430	752,688	181,515

Net change in unrealized appreciation/depreciation of investments	12,471	6,842	543,638	91,982

Net realized and unrealized capital gains (losses) on investments	13,588	29,039	973,555	167,424

Increase (decrease) in net assets from operations	$13,872	$29,506	$883,527	$153,312

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Transamerica Money Market	Transamerica Small/Mid Cap Value	Transamerica U.S. Government Securities	Transamerica U.S. Government Securities - PAM
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$46,274	$50,827	$71,437	$14,554
Expenses:
Administrative, mortality and expense risk charge	14,170	77,998	22,283	587

Net investment income (loss)	32,104	(27,171)	49,154	13,967
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	470,697	—	—
Proceeds from sales	2,201,940	1,145,903	698,364	341,329
Cost of investments sold	2,201,940	810,824	699,290	347,019

Net realized capital gains (losses) on investments	—	805,776	(926)	(5,690)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	2,110,984	(18,195)	—
End of period	—	2,479,036	3,473	303

Net change in unrealized appreciation/depreciation of investments	—	368,052	21,668	303

Net realized and unrealized capital gains (losses) on investments	—	1,173,828	20,742	(5,387)

Increase (decrease) in net assets from operations	$32,104	$1,146,657	$69,896	$8,580

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	T. Rowe Price Equity Income	T. Rowe Price Growth Stock	T. Rowe Price Small Cap	Van Kampen Active International Allocation
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$101,977	$9,064	$—	$79,434
Expenses:
Administrative, mortality and expense risk charge	71,300	51,301	3,328	41,699

Net investment income (loss)	30,677	(42,237)	(3,328)	37,735
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	431,259	191,288	22,282	—
Proceeds from sales	1,211,333	1,456,554	37,413	1,018,728
Cost of investments sold	1,092,260	1,332,525	38,490	451,499

Net realized capital gains (losses) on investments	550,332	315,317	21,205	567,229
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	609,534	598,229	(6,831)	1,470,074
End of period	150,260	626,879	(9,862)	1,269,569

Net change in unrealized appreciation/depreciation of investments	(459,274)	28,650	(3,031)	(200,505)

Net realized and unrealized capital gains (losses) on investments	91,058	343,967	18,174	366,724

Increase (decrease) in net assets from operations	$121,735	$301,730	$14,846	$404,459

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Van Kampen Large Cap Core	Van Kampen Mid Cap Growth	AIM V.I. Basic Value	AIM V.I. Capital Appreciation
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$28,009	$—	$26	$—
Expenses:
Administrative, mortality and expense risk charge	43,165	2,740	153	—

Net investment income (loss)	(15,156)	(2,740)	(127)	—
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	177,039	—	435	—
Proceeds from sales	657,926	135,245	10,723	—
Cost of investments sold	710,645	102,354	9,051	—

Net realized capital gains (losses) on investments	124,320	32,891	2,107	—
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	336,909	9,057	1,131	1
End of period	461,483	12,525	(532)	2

Net change in unrealized appreciation/depreciation of investments	124,574	3,468	(1,663)	1

Net realized and unrealized capital gains (losses) on investments	248,894	36,359	444	1

Increase (decrease) in net assets from operations	$233,738	$33,619	$317	$1

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$3,265	$—	$4	$441
Expenses:
Administrative, mortality and expense risk charge	3,913	350	89	136

Net investment income (loss)	(648)	(350)	(85)	305
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	13,430	—	—	163
Proceeds from sales	146,534	491	1,031	247
Cost of investments sold	129,794	460	825	147

Net realized capital gains (losses) on investments	30,170	31	206	263
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	31,072	(241)	418	1,532
End of period	10,216	3,426	1,341	1,458

Net change in unrealized appreciation/depreciation of investments	(20,856)	3,667	923	(74)

Net realized and unrealized capital gains (losses) on investments	9,314	3,698	1,129	189

Increase (decrease) in net assets from operations	$8,666	$3,348	$1,044	$494

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Janus Aspen - Worldwide Growth	JPMorgan Bond	JPMorgan International Equity	JPMorgan Mid Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$643	$1,204	$5,021	$988
Expenses:
Administrative, mortality and expense risk charge	1,618	256	7,551	1,533

Net investment income (loss)	(975)	948	(2,530)	(545)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	4,986
Proceeds from sales	1,767	3,323	227,247	1,533
Cost of investments sold	1,557	3,574	182,254	1,190

Net realized capital gains (losses) on investments	210	(251)	44,993	5,329
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	13,892	133	53,090	18,304
End of period	22,072	(544)	48,894	14,704

Net change in unrealized appreciation/depreciation of investments	8,180	(677)	(4,196)	(3,600)

Net realized and unrealized capital gains (losses) on investments	8,390	(928)	40,797	1,729

Increase (decrease) in net assets from operations	$7,415	$20	$38,267	$1,184

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	JPMorgan Small Company	JPMorgan US Large Cap Core Equity	MFS New Discovery	MFS Total Return
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$4	$1,651	$—	$12,083
Expenses:
Administrative, mortality and expense risk charge	533	2,499	89	6,829

Net investment income (loss)	(529)	(848)	(89)	5,254
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,918	—	380	12,595
Proceeds from sales	11,557	124,701	662	278,578
Cost of investments sold	10,976	106,372	644	261,628

Net realized capital gains (losses) on investments	2,499	18,329	398	29,545
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,359	18,037	(31)	33,814
End of period	(783)	3,976	(675)	15,245

Net change in unrealized appreciation/depreciation of investments	(4,142)	(14,061)	(644)	(18,569)

Net realized and unrealized capital gains (losses) on investments	(1,643)	4,268	(246)	10,976

Increase (decrease) in net assets from operations	$(2,172)	$3,420	$(335)	$16,230

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund - Moderate Growth II Subaccount	MTB Managed Allocation Fund - Aggressive Growth II Subaccount
Net investment income (loss)
Income:
Dividends	$39	$1,734	$4,072	$1,017
Expenses:
Administrative, mortality and expense risk charge	125	2,545	2,553	1,258

Net investment income (loss)	(86)	(811)	1,519	(241)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	734	6,569	6,057	3,661
Proceeds from sales	125	38,357	5,966	26,522
Cost of investments sold	118	32,387	5,846	24,350

Net realized capital gains (losses) on investments	741	12,539	6,177	5,833
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	14,181	2,674	3,283
End of period	25	573	4,955	1,514

Net change in unrealized appreciation/depreciation of investments	25	(13,608)	2,281	(1,769)

Net realized and unrealized capital gains (losses) on investments	766	(1,069)	8,458	4,064

Increase (decrease) in net assets from operations	$680	$(1,880)	$9,977	$3,823

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	MTB Managed Allocation Fund - Conservative Growth II	Fidelity - VIP Contrafund®	Fidelity - VIP Equity-Income	Fidelity - VIP Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$2,995	$9,438	$6,678	$754
Expenses:
Administrative, mortality and expense risk charge	1,533	18,783	5,802	3,138

Net investment income (loss)	1,462	(9,345)	876	(2,384)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,292	322,463	33,682	85
Proceeds from sales	11,614	337,018	26,620	144,523
Cost of investments sold	11,234	202,435	21,177	108,022

Net realized capital gains (losses) on investments	2,672	457,046	39,125	36,586
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,006	132,947	45,637	11,533
End of period	3,045	(136,407)	2,989	24,201

Net change in unrealized appreciation/depreciation of investments	39	(269,354)	(42,648)	12,668

Net realized and unrealized capital gains (losses) on investments	2,711	187,692	(3,523)	49,254

Increase (decrease) in net assets from operations	$4,173	$178,347	$(2,647)	$46,870

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Fidelity - VIP Growth Opportunities	Fidelity - VIP Mid Cap	Fidelity - VIP Value Strategies	Franklin Income Securities
	Subaccount	Subaccount	Subaccount	Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$8,292	$1,005	$—
Expenses:
Administrative, mortality and expense risk charge	690	25,578	2,508	724

Net investment income (loss)	(690)	(17,286)	(1,503)	(724)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	140,808	18,109	—
Proceeds from sales	12,204	173,999	42,273	1,559
Cost of investments sold	9,405	112,841	41,291	1,560

Net realized capital gains (losses) on investments	2,799	201,966	19,091	(1)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	7,623	146,386	9,069	—
End of period	13,642	170,452	(2,848)	(7,286)

Net change in unrealized appreciation/depreciation of investments	6,019	24,066	(11,917)	(7,286)

Net realized and unrealized capital gains (losses) on investments	8,818	226,032	7,174	(7,287)

Increase (decrease) in net assets from operations	$8,128	$208,746	$5,671	$(8,011)

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Mutual Shares Securities Subaccount (1)	Templeton Foreign Securities Subaccount (1)

Net investment income (loss)
Income:
Dividends	$—	$—
Expenses:
Administrative, mortality and expense risk charge	562	78

Net investment income (loss)	(562)	(78)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—
Proceeds from sales	1,390	896
Cost of investments sold	1,377	874

Net realized capital gains (losses) on investments	13	22
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—
End of period	(9,064)	1,311

Net change in unrealized appreciation/depreciation of investments	(9,064)	1,311

Net realized and unrealized capital gains (losses) on investments	(9,051)	1,333

Increase (decrease) in net assets from operations	$(9,613)	$1,255

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Asset Allocation - Conservative Subaccount		Asset Allocation - Growth Subaccount

	2007	2006	2007	2006
Operations
Net investment income (loss)	$7,748	$1,816	$3,713	$(489)
Net realized capital gains (losses) on investments	18,603	5,535	16,353	14,021
Net change in unrealized appreciation/depreciation of investments	(1,946)	5,317	(20,428)	477

Increase (decrease) in net assets from operations	24,405	12,668	(362)	14,009
Contract transactions
Net contract purchase payments	392,889	—	320,232	32,000
Transfer payments from (to) other subaccounts or general account	1,687	159,904	(46,706)	6,706
Contract terminations, withdrawals, and other deductions	(5,169)	(180)	—	—
Contract maintenance charges	(53)	(53)	(214)	(35)

Increase (decrease) in net assets from contract transactions	389,354	159,671	273,312	38,671

Net increase (decrease) in net assets	413,759	172,339	272,950	52,680
Net assets:
Beginning of the period	288,731	116,392	109,694	57,014

End of the period	$702,490	$288,731	$382,644	$109,694

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Asset Allocation - Moderate Subaccount		Asset Allocation - Moderate Growth Subaccount

	2007	2006	2007	2006
Operations
Net investment income (loss)	$78,029	$59,139	$149,805	$15,786
Net realized capital gains (losses) on investments	242,411	243,073	575,384	346,349
Net change in unrealized appreciation/depreciation of investments	21,154	136,530	(65,413)	432,166

Increase (decrease) in net assets from operations	341,594	438,742	659,776	794,301
Contract transactions
Net contract purchase payments	2,053,585	2,055,307	7,218,308	5,346,656
Transfer payments from (to) other subaccounts or general account	(989,210)	438,845	1,713,752	1,230,650
Contract terminations, withdrawals, and other deductions	(256,098)	(98,315)	(648,220)	(241,598)
Contract maintenance charges	(19,557)	(13,196)	(49,981)	(13,708)

Increase (decrease) in net assets from contract transactions	788,720	2,382,641	8,233,859	6,322,000

Net increase (decrease) in net assets	1,130,314	2,821,383	8,893,635	7,116,301
Net assets:
Beginning of the period	5,846,711	3,025,328	10,207,380	3,091,079

End of the period	$6,977,025	$5,846,711	$19,101,015	$10,207,380

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	International Moderate Growth Subaccount		MFS International Equity Subaccount

	2007	2006(1)	2007	2006
Operations
Net investment income (loss)	$284	$(114)	$(1,509)	$293
Net realized capital gains (losses) on investments	5,295	(25)	30,707	9,117
Net change in unrealized appreciation/depreciation of investments	(6,064)	2,541	(13,599)	12,883

Increase (decrease) in net assets from operations	(485)	2,402	15,599	22,293
Contract transactions
Net contract purchase payments	797,365	800	—	134,932
Transfer payments from (to) other subaccounts or general account	26,687	46,427	(31,138)	3,245
Contract terminations, withdrawals, and other deductions	(395)	(738)	(13,385)	—
Contract maintenance charges	(384)	—	(43)	(25)

Increase (decrease) in net assets from contract transactions	823,273	46,489	(44,566)	138,152

Net increase (decrease) in net assets	822,788	48,891	(28,967)	160,445
Net assets:
Beginning of the period	48,891	—	175,167	14,722

End of the period	$871,679	$48,891	$146,200	$175,167

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	American Century Large Company Value Subaccount		Capital Guardian Global Subaccount

	2007	2006	2007	2006
Operations
Net investment income (loss)	$(111)	$65	$(2,369)	$3,406
Net realized capital gains (losses) on investments	1,167	708	29,313	127,504
Net change in unrealized appreciation/depreciation of investments	(655)	190	(5,214)	(89,798)

Increase (decrease) in net assets from operations	401	963	21,730	41,112
Contract transactions
Net contract purchase payments	26,969	—	15,662	—
Transfer payments from (to) other subaccounts or general account	1,697	(1)	(47,618)	79,836
Contract terminations, withdrawals, and other deductions	(403)	(417)	(4,946)	(47,493)
Contract maintenance charges	(14)	(9)	(79)	(62)

Increase (decrease) in net assets from contract transactions	28,249	(427)	(36,981)	32,281

Net increase (decrease) in net assets	28,650	536	(15,251)	73,393
Net assets:
Beginning of the period	6,113	5,577	409,592	336,199

End of the period	$34,763	$6,113	$394,341	$409,592

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Capital Guardian U.S. Equity Subaccount		Capital Guardian Value Subaccount

	2007	2006	2007	2006
Operations
Net investment income (loss)	$(239)	$(220)	$(11,006)	$3,961
Net realized capital gains (losses) on investments	3,422	3,096	365,336	626,912
Net change in unrealized appreciation/depreciation of investments	(4,107)	(811)	(573,591)	(101,329)

Increase (decrease) in net assets from operations	(924)	2,065	(219,261)	529,544
Contract transactions
Net contract purchase payments	—	—	—	125
Transfer payments from (to) other subaccounts or general account	5,758	5,844	(59,203)	(71,187)
Contract terminations, withdrawals, and other deductions	—	(3,944)	(534,380)	(991,167)
Contract maintenance charges	(54)	(49)	(880)	(232)

Increase (decrease) in net assets from contract transactions	5,704	1,851	(594,463)	(1,062,461)

Net increase (decrease) in net assets	4,780	3,916	(813,724)	(532,917)
Net assets:
Beginning of the period	31,112	27,196	3,583,326	4,116,243

End of the period	$35,892	$31,112	$2,769,602	$3,583,326

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Clarion Global Real Estate Securities Subaccount		Transamerica Science and Technology Subaccount

	2007	2006	2007	2006
Operations
Net investment income (loss)	$22,610	$(624)	$(315)	$(793)
Net realized capital gains (losses) on investments	83,782	64,538	5,005	4,112
Net change in unrealized appreciation/depreciation of investments	(145,407)	106,765	(488)	(3,598)

Increase (decrease) in net assets from operations	(39,015)	170,679	4,202	(279)
Contract transactions
Net contract purchase payments	11,684	29,449	48,089	—
Transfer payments from (to) other subaccounts or general account	(165,042)	18,320	(47,385)	(4)
Contract terminations, withdrawals, and other deductions	(16,916)	(16,967)	—	—
Contract maintenance charges	(1,197)	(1,106)	—	—

Increase (decrease) in net assets from contract transactions	(171,471)	29,696	704	(4)

Net increase (decrease) in net assets	(210,486)	200,375	4,906	(283)
Net assets:
Beginning of the period	612,731	412,356	52,730	53,013

End of the period	$402,245	$612,731	$57,636	$52,730

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Jennison Growth Subaccount		JPMorgan Enhanced Index Subaccount

	2007	2006	2007	2006
Operations
Net investment income (loss)	$(4,325)	$(5,231)	$(2,624)	$(4,270)
Net realized capital gains (losses) on investments	(20,277)	(16,361)	24,571	(34,687)
Net change in unrealized appreciation/depreciation of investments	55,514	22,908	21,651	202,391

Increase (decrease) in net assets from operations	30,912	1,316	43,598	163,434
Contract transactions
Net contract purchase payments	4,406	—	3,000	3,200
Transfer payments from (to) other subaccounts or general account	(17,986)	(3,395)	(18,362)	(67,260)
Contract terminations, withdrawals, and other deductions	(68,279)	(89,362)	(188,422)	(242,372)
Contract maintenance charges	(142)	(161)	(580)	(435)

Increase (decrease) in net assets from contract transactions	(82,001)	(92,918)	(204,364)	(306,867)

Net increase (decrease) in net assets	(51,089)	(91,602)	(160,766)	(143,433)
Net assets:
Beginning of the period	346,512	438,114	1,244,367	1,387,800

End of the period	$295,423	$346,512	$1,083,601	$1,244,367

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Marsico Growth		BlackRock Large Cap Value
	Subaccount		Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(2,002)	$(2,108)	$(2,702)	$(3,993)
Net realized capital gains (losses) on investments	12,825	305	84,388	38,504
Net change in unrealized appreciation/depreciation of investments	13,625	5,540	(72,299)	25,101

Increase (decrease) in net assets from operations	24,448	3,737	9,387	59,612
Contract transactions
Net contract purchase payments	4,406	2,640	4,406	38,902
Transfer payments from (to) other subaccounts or general account	8,531	6,152	166,658	110,404
Contract terminations, withdrawals, and other deductions	(37,458)	(39,543)	(34,366)	(29,554)
Contract maintenance charges	(37)	(61)	(683)	(516)

Increase (decrease) in net assets from contract transactions	(24,558)	(30,812)	136,015	119,236

Net increase (decrease) in net assets	(110)	(27,075)	145,402	178,848
Net assets:
Beginning of the period	142,135	169,210	493,549	314,701

End of the period	$142,025	$142,135	$638,951	$493,549

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	MFS High Yield		PIMCO Total Return
	Subaccount		Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$26,545	$30,557	$7,790	$13,969
Net realized capital gains (losses) on investments	(1,285)	9,329	3,567	(4,163)
Net change in unrealized appreciation/depreciation of investments	(22,945)	(8,339)	39,569	9,106

Increase (decrease) in net assets from operations	2,315	31,547	50,926	18,912
Contract transactions
Net contract purchase payments	20,776	12,407	83,558	30,045
Transfer payments from (to) other subaccounts or general account	18,946	28,876	3,333	(2,876)
Contract terminations, withdrawals, and other deductions	(113,558)	(15,199)	(121,927)	(49,057)
Contract maintenance charges	(104)	(24)	(535)	(592)

Increase (decrease) in net assets from contract transactions	(73,940)	26,060	(35,571)	(22,480)

Net increase (decrease) in net assets	(71,625)	57,607	15,355	(3,568)
Net assets:
Beginning of the period	375,483	317,876	719,666	723,234

End of the period	$303,858	$375,483	$735,021	$719,666

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Legg Mason Partners All Cap		Templeton Transamerica Global
	Subaccount		Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(330)	$(1,043)	$(744)	$(1,151)
Net realized capital gains (losses) on investments	13,652	52,440	23,011	(36,804)
Net change in unrealized appreciation/depreciation of investments	(13,872)	(21,036)	19,835	87,759

Increase (decrease) in net assets from operations	(550)	30,361	42,102	49,804
Contract transactions
Net contract purchase payments	—	—	263,815	33,378
Transfer payments from (to) other subaccounts or general account	(23,190)	127,025	23,218	35,423
Contract terminations, withdrawals, and other deductions	(22,786)	(145,387)	(43,727)	(96,072)
Contract maintenance charges	(85)	(17)	(297)	(184)

Increase (decrease) in net assets from contract transactions	(46,061)	(18,379)	243,009	(27,455)

Net increase (decrease) in net assets	(46,611)	11,982	285,111	22,349
Net assets:
Beginning of the period	195,837	183,855	349,508	327,159

End of the period	$149,226	$195,837	$634,619	$349,508

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Transamerica Balanced Subaccount		Transamerica Convertible Securities Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$284	$(50)	$467	$(14)
Net realized capital gains (losses) on investments	1,117	2	22,197	2,924
Net change in unrealized appreciation/depreciation of investments	12,471	639	6,842	9,323

Increase (decrease) in net assets from operations	13,872	591	29,506	12,233
Contract transactions
Net contract purchase payments	203,314	14,708	78,366	61,601
Transfer payments from (to) other subaccounts or general account	1,809	—	(6,942)	36,756
Contract terminations, withdrawals, and other deductions	(1,195)	—	(8,705)	(27,334)
Contract maintenance charges	—	—	(53)	(24)

Increase (decrease) in net assets from contract transactions	203,928	14,708	62,666	70,999

Net increase (decrease) in net assets	217,800	15,299	92,172	83,232
Net assets:
Beginning of the period	15,299	—	194,800	111,568

End of the period	$233,099	$15,299	$286,972	$194,800

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Transamerica Equity		Transamerica Growth Opportunities
	Subaccount		Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(90,028)	$(24,223)	$(14,112)	$(12,364)
Net realized capital gains (losses) on investments	429,917	96,757	75,442	33,844
Net change in unrealized appreciation/depreciation of investments	543,638	89,599	91,982	(620)

Increase (decrease) in net assets from operations	883,527	162,133	153,312	20,860
Contract transactions
Net contract purchase payments	19,140	10,982	17,750	—
Transfer payments from (to) other subaccounts or general account	(355,016)	6,337,500	(1,876)	19,869
Contract terminations, withdrawals, and other deductions	(1,126,132)	(240,359)	(44,663)	(55,379)
Contract maintenance charges	(3,305)	(1,109)	(32)	(42)

Increase (decrease) in net assets from contract transactions	(1,465,313)	6,107,014	(28,821)	(35,552)

Net increase (decrease) in net assets	(581,786)	6,269,147	124,491	(14,692)
Net assets:
Beginning of the period	6,839,952	570,805	762,276	776,968

End of the period	$6,258,166	$6,839,952	$886,767	$762,276

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Transamerica Money Market		Transamerica Small/Mid Cap Value
	Subaccount		Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$32,104	$16,255	$(27,171)	$(30,511)
Net realized capital gains (losses) on investments	—	—	805,776	698,179
Net change in unrealized appreciation/depreciation of investments	—	—	368,052	185,392

Increase (decrease) in net assets from operations	32,104	16,255	1,146,657	853,060
Contract transactions
Net contract purchase payments	597,248	225,746	7,515	7,977
Transfer payments from (to) other subaccounts or general account	1,654,531	169,007	(95,072)	(212,078)
Contract terminations, withdrawals, and other deductions	(1,374,563)	(285,099)	(969,400)	(1,142,503)
Contract maintenance charges	(444)	(202)	(1,357)	(856)

Increase (decrease) in net assets from contract transactions	876,772	109,452	(1,058,314)	(1,347,460)

Net increase (decrease) in net assets	908,876	125,707	88,343	(494,400)
Net assets:
Beginning of the period	749,720	624,013	5,271,679	5,766,079

End of the period	$1,658,596	$749,720	$5,360,022	$5,271,679

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Transamerica U.S. Government Securities		Transamerica U.S. Government Securities - PAM
	Subaccount		Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$49,154	$38,356	$13,967	$2,116
Net realized capital gains (losses) on investments	(926)	(318)	(5,690)	97
Net change in unrealized appreciation/depreciation of investments	21,668	(11,722)	303	—

Increase (decrease) in net assets from operations	69,896	26,316	8,580	2,213
Contract transactions
Net contract purchase payments	—	10,346	—	—
Transfer payments from (to) other subaccounts or general account	26,694	(164,420)	54,055	(2,213)
Contract terminations, withdrawals, and other deductions	(654,418)	(206,985)	—	—
Contract maintenance charges	(340)	144	—	—

Increase (decrease) in net assets from contract transactions	(628,064)	(360,915)	54,055	(2,213)

Net increase (decrease) in net assets	(558,168)	(334,599)	62,635	—
Net assets:
Beginning of the period	1,753,519	2,088,118	—	—

End of the period	$1,195,351	$1,753,519	$62,635	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	T. Rowe Price Equity Income		T. Rowe Price Growth Stock
	Subaccount		Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$30,677	$18,339	$(42,237)	$(49,709)
Net realized capital gains (losses) on investments	550,332	781,259	315,317	20,389
Net change in unrealized appreciation/depreciation of investments	(459,274)	49,705	28,650	468,769

Increase (decrease) in net assets from operations	121,735	849,303	301,730	439,449
Contract transactions
Net contract purchase payments	20,056	10,452	—	132,626
Transfer payments from (to) other subaccounts or general account	53,079	(192,598)	(300,143)	(43,780)
Contract terminations, withdrawals, and other deductions	(1,029,526)	(1,272,225)	(999,190)	(853,163)
Contract maintenance charges	(1,478)	(311)	(1,146)	6

Increase (decrease) in net assets from contract transactions	(957,869)	(1,454,682)	(1,300,479)	(764,311)

Net increase (decrease) in net assets	(836,134)	(605,379)	(998,749)	(324,862)
Net assets:
Beginning of the period	5,242,033	5,847,412	4,108,220	4,433,082

End of the period	$4,405,899	$5,242,033	$3,109,471	$4,108,220

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	T. Rowe Price Small Cap Subaccount		Van Kampen Active International Allocation Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(3,328)	$(3,238)	$37,735	$(32,636)
Net realized capital gains (losses) on investments	21,205	21,231	567,229	289,005
Net change in unrealized appreciation/depreciation of investments	(3,031)	(16,474)	(200,505)	341,155

Increase (decrease) in net assets from operations	14,846	1,519	404,459	597,524
Contract transactions
Net contract purchase payments	52,892	33,422	22,265	5,188
Transfer payments from (to) other subaccounts or general account	(3,676)	42,308	(9,187)	4,479
Contract terminations, withdrawals, and other deductions	(30,106)	(78,384)	(905,228)	(511,075)
Contract maintenance charges	(96)	(17)	(1,121)	(330)

Increase (decrease) in net assets from contract transactions	19,014	(2,671)	(893,271)	(501,738)

Net increase (decrease) in net assets	33,860	(1,152)	(488,812)	95,786
Net assets:
Beginning of the period	208,544	209,696	3,079,796	2,984,010

End of the period	$242,404	$208,544	$2,590,984	$3,079,796

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Van Kampen Large Cap Core Subaccount		Van Kampen Mid Cap Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(15,156)	$(14,137)	$(2,740)	$(1,438)
Net realized capital gains (losses) on investments	124,320	71,535	32,891	7
Net change in unrealized appreciation/depreciation of investments	124,574	209,550	3,468	9,058

Increase (decrease) in net assets from operations	233,738	266,948	33,619	7,627
Contract transactions
Net contract purchase payments	31,519	4,900	22,750	139,786
Transfer payments from (to) other subaccounts or general account	(60,057)	(51,519)	(3,075)	(17)
Contract terminations, withdrawals, and other deductions	(513,105)	(463,432)	(12,854)	—
Contract maintenance charges	(1,187)	(907)	—	—

Increase (decrease) in net assets from contract transactions	(542,830)	(510,958)	6,821	139,769

Net increase (decrease) in net assets	(309,092)	(244,010)	40,440	147,396
Net assets:
Beginning of the period	3,155,246	3,399,256	147,396	—

End of the period	$2,846,154	$3,155,246	$187,836	$147,396

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	AIM V.I. Basic Value Subaccount		AIM V.I. Capital Appreciation Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(127)	$(91)	$—	$(215)
Net realized capital gains (losses) on investments	2,107	406	—	7,145
Net change in unrealized appreciation/depreciation of investments	(1,663)	499	1	(7,785)

Increase (decrease) in net assets from operations	317	814	1	(855)
Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(378)	(141)	(1)	(35)
Contract terminations, withdrawals, and other deductions	(156)	(172)	—	(29,234)
Contract maintenance charges	(37)	(36)	—	—

Increase (decrease) in net assets from contract transactions	(571)	(349)	(1)	(29,269)

Net increase (decrease) in net assets	(254)	465	—	(30,124)
Net assets:
Beginning of the period	7,749	7,284	—	30,124

End of the period	$7,495	$7,749	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	AllianceBernstein Growth & Income Subaccount		AllianceBernstein Large Cap Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(648)	$(110)	$(350)	$(119)
Net realized capital gains (losses) on investments	30,170	13,758	31	(11)
Net change in unrealized appreciation/depreciation of investments	(20,856)	15,667	3,667	(77)

Increase (decrease) in net assets from operations	8,666	29,315	3,348	(207)
Contract transactions
Net contract purchase payments	—	132,432	33,711	1,635
Transfer payments from (to) other subaccounts or general account	(8,563)	7,978	16,269	—
Contract terminations, withdrawals, and other deductions	(22,177)	—	(90)	(84)
Contract maintenance charges	(43)	(25)	(51)	(46)

Increase (decrease) in net assets from contract transactions	(30,783)	140,385	49,839	1,505

Net increase (decrease) in net assets	(22,117)	169,700	53,187	1,298
Net assets:
Beginning of the period	231,085	61,385	8,741	7,443

End of the period	$208,968	$231,085	$61,928	$8,741

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Janus Aspen - Mid Cap Growth Subaccount		Janus Aspen - Mid Cap Value Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(85)	$(64)	$305	$(38)
Net realized capital gains (losses) on investments	206	1	263	2,146
Net change in unrealized appreciation/depreciation of investments	923	419	(74)	(1,037)

Increase (decrease) in net assets from operations	1,044	356	494	1,071
Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	1,517	4,702	(1)	17
Contract terminations, withdrawals, and other deductions	—	—	(98)	(860)
Contract maintenance charges	(5)	(5)	(12)	(10)

Increase (decrease) in net assets from contract transactions	1,512	4,697	(111)	(853)

Net increase (decrease) in net assets	2,556	5,053	383	218
Net assets:
Beginning of the period	5,053	—	8,885	8,667

End of the period	$7,609	$5,053	$9,268	$8,885

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Janus Aspen - Worldwide Growth Subaccount		JPMorgan Bond Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(975)	$46	$948	$73
Net realized capital gains (losses) on investments	210	(1,686)	(251)	4
Net change in unrealized appreciation/depreciation of investments	8,180	16,017	(677)	157

Increase (decrease) in net assets from operations	7,415	14,377	20	234
Contract transactions
Net contract purchase payments	33,577	—	15,310	12,553
Transfer payments from (to) other subaccounts or general account	6,450	(10,178)	1,991	3,001
Contract terminations, withdrawals, and other deductions	(143)	(7,016)	(3,067)	—
Contract maintenance charges	(11)	(7)	—	(5)

Increase (decrease) in net assets from contract transactions	39,873	(17,201)	14,234	15,549

Net increase (decrease) in net assets	47,288	(2,824)	14,254	15,783
Net assets:
Beginning of the period	91,937	94,761	17,161	1,378

End of the period	$139,225	$91,937	$31,415	$17,161

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	JPMorgan International Equity Subaccount		JPMorgan Mid Cap Value Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(2,530)	$(3,888)	$(545)	$(908)
Net realized capital gains (losses) on investments	44,993	2,343	5,329	11,940
Net change in unrealized appreciation/depreciation of investments	(4,196)	50,129	(3,600)	5,308

Increase (decrease) in net assets from operations	38,267	48,584	1,184	16,340
Contract transactions
Net contract purchase payments	—	283,060	—	—
Transfer payments from (to) other subaccounts or general account	(86,679)	96,128	1	(17)
Contract terminations, withdrawals, and other deductions	(34,892)	(5,344)	—	(55,747)
Contract maintenance charges	(459)	(436)	—	(8)

Increase (decrease) in net assets from contract transactions	(122,030)	373,408	1	(55,772)

Net increase (decrease) in net assets	(83,763)	421,992	1,185	(39,432)
Net assets:
Beginning of the period	448,779	26,787	109,366	148,798

End of the period	$365,016	$448,779	$110,551	$109,366

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	JPMorgan Small Company Subaccount		JPMorgan US Large Cap Core Equity Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(529)	$(720)	$(848)	$(1,500)
Net realized capital gains (losses) on investments	2,499	7,720	18,329	96
Net change in unrealized appreciation/depreciation of investments	(4,142)	2,802	(14,061)	18,037

Increase (decrease) in net assets from operations	(2,172)	9,802	3,420	16,633
Contract transactions
Net contract purchase payments	—	1,635	—	132,432
Transfer payments from (to) other subaccounts or general account	(8,551)	1,988	(34,380)	(17)
Contract terminations, withdrawals, and other deductions	(2,415)	(58,188)	(12,948)	—
Contract maintenance charges	(58)	(111)	—	—

Increase (decrease) in net assets from contract transactions	(11,024)	(54,676)	(47,328)	132,415

Net increase (decrease) in net assets	(13,196)	(44,874)	(43,908)	149,048
Net assets:
Beginning of the period	41,202	86,076	149,048	—

End of the period	$28,006	$41,202	$105,140	$149,048

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	MFS New Discovery Subaccount		MFS Total Return Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(89)	$(3)	$5,254	$2,065
Net realized capital gains (losses) on investments	398	—	29,545	28,603
Net change in unrealized appreciation/depreciation of investments	(644)	(30)	(18,569)	13,813

Increase (decrease) in net assets from operations	(335)	(33)	16,230	44,481
Contract transactions
Net contract purchase payments	4,406	—	26,969	196,291
Transfer payments from (to) other subaccounts or general account	890	5,147	(28,118)	(96,409)
Contract terminations, withdrawals, and other deductions	—	—	(153,436)	(65,352)
Contract maintenance charges	(5)	—	(352)	(309)

Increase (decrease) in net assets from contract transactions	5,291	5,147	(154,937)	34,221

Net increase (decrease) in net assets	4,956	5,114	(138,707)	78,702
Net assets:
Beginning of the period	5,114	—	491,489	412,787

End of the period	$10,070	$5,114	$352,782	$491,489

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	MTB Large-Cap Growth Fund II Subaccount		MTB Large-Cap Value Fund II Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(86)	$—	$(811)	$(682)
Net realized capital gains (losses) on investments	741	—	12,539	11,854
Net change in unrealized appreciation/depreciation of investments	25	—	(13,608)	9,246

Increase (decrease) in net assets from operations	680	—	(1,880)	20,418
Contract transactions
Net contract purchase payments	—	—	64,074	28,839
Transfer payments from (to) other subaccounts or general account	10,000	—	(27,654)	(1,124)
Contract terminations, withdrawals, and other deductions	—	—	(7,637)	(5,126)
Contract maintenance charges	—	—	(101)	(150)

Increase (decrease) in net assets from contract transactions	10,000	—	28,682	22,439

Net increase (decrease) in net assets	10,680	—	26,802	42,857
Net assets:
Beginning of the period	—	—	157,366	114,509

End of the period	$10,680	$—	$184,168	$157,366

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	MTB Managed Allocation Fund - Moderate Growth II Subaccount		MTB Managed Allocation Fund - Aggressive Growth II Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$1,519	$1,949	$(241)	$1,081
Net realized capital gains (losses) on investments	6,177	7,708	5,833	1,822
Net change in unrealized appreciation/depreciation of investments	2,281	3,181	(1,769)	3,283

Increase (decrease) in net assets from operations	9,977	12,838	3,823	6,186
Contract transactions
Net contract purchase payments	25,000	37,500	10,001	14,708
Transfer payments from (to) other subaccounts or general account	(33)	51	290	48,736
Contract terminations, withdrawals, and other deductions	(3,146)	(4,449)	—	—
Contract maintenance charges	(258)	(257)	(291)	—

Increase (decrease) in net assets from contract transactions	21,563	32,845	10,000	63,444

Net increase (decrease) in net assets	31,540	45,683	13,823	69,630
Net assets:
Beginning of the period	164,459	118,776	69,630	—

End of the period	$195,999	$164,459	$83,453	$69,630

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	MTB Managed Allocation Fund - Conservative Growth II Subaccount		Fidelity - VIP Contrafund® Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$1,462	$1,946	$(9,345)	$(3,665)
Net realized capital gains (losses) on investments	2,672	1,852	457,046	90,319
Net change in unrealized appreciation/depreciation of investments	39	2,531	(269,354)	(5,564)

Increase (decrease) in net assets from operations	4,173	6,329	178,347	81,090
Contract transactions
Net contract purchase payments	—	—	432,791	195,645
Transfer payments from (to) other subaccounts or general account	(8,785)	1,007	(165,272)	184,177
Contract terminations, withdrawals, and other deductions	—	—	(94,474)	(9,281)
Contract maintenance charges	(137)	(145)	(865)	(692)

Increase (decrease) in net assets from contract transactions	(8,922)	862	172,180	369,849

Net increase (decrease) in net assets	(4,749)	7,191	350,527	450,939
Net assets:
Beginning of the period	120,337	113,146	1,011,716	560,777

End of the period	$115,588	$120,337	$1,362,243	$1,011,716

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Fidelity - VIP Equity-Income Subaccount		Fidelity - VIP Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$876	$6,927	$(2,384)	$(2,160)
Net realized capital gains (losses) on investments	39,125	81,130	36,586	4,106
Net change in unrealized appreciation/depreciation of investments	(42,648)	(20,600)	12,668	6,245

Increase (decrease) in net assets from operations	(2,647)	67,457	46,870	8,191
Contract transactions
Net contract purchase payments	—	2,500	17,750	132,432
Transfer payments from (to) other subaccounts or general account	51,137	(156,691)	(47,151)	8,628
Contract terminations, withdrawals, and other deductions	(6,457)	(50,768)	(19,430)	(11,408)
Contract maintenance charges	(369)	(230)	(12)	(22)

Increase (decrease) in net assets from contract transactions	44,311	(205,189)	(48,843)	129,630

Net increase (decrease) in net assets	41,664	(137,732)	(1,973)	137,821
Net assets:
Beginning of the period	355,950	493,682	184,250	46,429

End of the period	$397,614	$355,950	$182,277	$184,250

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Fidelity - VIP Growth Opportunities Subaccount		Fidelity - VIP Mid Cap Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(690)	$(430)	$(17,286)	$(19,023)
Net realized capital gains (losses) on investments	2,799	326	201,966	383,220
Net change in unrealized appreciation/depreciation of investments	6,019	1,463	24,066	(230,390)

Increase (decrease) in net assets from operations	8,128	1,359	208,746	133,807
Contract transactions
Net contract purchase payments	—	—	367,375	86,940
Transfer payments from (to) other subaccounts or general account	(10)	10	(17,469)	55,066
Contract terminations, withdrawals, and other deductions	(11,451)	(642)	(119,127)	(181,437)
Contract maintenance charges	(45)	(50)	(1,445)	(1,366)

Increase (decrease) in net assets from contract transactions	(11,506)	(682)	229,334	(40,797)

Net increase (decrease) in net assets	(3,378)	677	438,080	93,010
Net assets:
Beginning of the period	41,800	41,123	1,408,491	1,315,481

End of the period	$38,422	$41,800	$1,846,571	$1,408,491

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Fidelity - VIP Value Strategies Subaccount		Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount
	2007	2006	2007 (1)	2007 (1)
Operations
Net investment income (loss)	$(1,503)	$(1,819)	$(724)	$(562)
Net realized capital gains (losses) on investments	19,091	44,651	(1)	13
Net change in unrealized appreciation/depreciation of investments	(11,917)	(19,815)	(7,286)	(9,064)

Increase (decrease) in net assets from operations	5,671	23,017	(8,011)	(9,613)
Contract transactions
Net contract purchase payments	—	—	347,584	264,615
Transfer payments from (to) other subaccounts or general account	26,205	27,847	23	(2)
Contract terminations, withdrawals, and other deductions	(35,287)	(58,007)	(835)	(828)
Contract maintenance charges	(51)	(59)	—	—

Increase (decrease) in net assets from contract transactions	(9,133)	(30,219)	346,772	263,785

Net increase (decrease) in net assets	(3,462)	(7,202)	338,761	254,172
Net assets:
Beginning of the period	160,962	168,164	—	—

End of the period	$157,500	$160,962	$338,761	$254,172

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

Templeton Foreign Securities Subaccount
2007 (1)
Operations
Net investment income (loss)	$(78)
Net realized capital gains (losses) on investments	22
Net change in unrealized appreciation/depreciation of investments	1,311

Increase (decrease) in net assets from operations	1,255
Contract transactions
Net contract purchase payments	62,892
Transfer payments from (to) other subaccounts or general account	2,024
Contract terminations, withdrawals, and other deductions	(820)
Contract maintenance charges	—

Increase (decrease) in net assets from contract transactions	64,096

Net increase (decrease) in net assets	65,351
Net assets:
Beginning of the period	—

End of the period	$65,351

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Financial Life Insurance Company, Inc. Separate Account VA BNY (the Mutual Fund Account) is a segregated investment account of Transamerica Financial Life Insurance Company, Inc. (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio (the Portfolio) of a Series Fund (each a Series Fund and collectively the Series Funds). The Mutual Fund Account contains multiple Series Funds. Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in all but one of these specific investment subaccounts is available to contract owners of Transamerica Landmark NY Variable Annuity. The Transamerica U.S. Government Securities-Portfolio Asset Manager-Service Class (“PAM”) (Transamerica U.S. Government Securities-Safe Fund-Service Class) was added to the Series Fund portfolio solely to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into “PAM” when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Fund:
AEGON/Transamerica Series Trust-Service Class:	Transamerica U.S. Government Securities-Service Class
Asset Allocation-Conservative Portfolio-Service Class	Transamerica U.S. Government Securities PAM-Service Class
Asset Allocation-Growth Portfolio-Service Class	T. Rowe Price Equity Income-Service Class
Asset Allocation-Moderate Portfolio-Service Class	T. Rowe Price Growth Stock-Service Class
Asset Allocation-Moderate Growth Portfolio-Service Class	T. Rowe Price Small Cap-Service Class
International Moderate Growth Fund-Service Class	Van Kampen Active International Allocation-Service Class
MFS International Equity-Service Class	Van Kampen Large Cap Core-Service Class
American Century Large Company Value-Service Class	Van Kampen Mid Cap Growth-Service Class
Capital Guardian Global-Service Class	AIM Variable Insurance Funds-Series II Shares:
Capital Guardian U.S. Equity-Service Class	AIM V.I. Basic Value Fund-Series II
Capital Guardian Value-Service Class	AIM V.I. Capital Appreciation Fund-Series II
Clarion Global Real Estate Securities-Service Class	AllianceBernstein Variable Products Series Fund, Inc. - Class B:
Transamerica Small/Mid Cap Value	AllianceBernstein Growth & Income Portfolio-Class B
Transamerica Science and Technology-Service Class	AllianceBernstein Large Cap Growth Portfolio-Class B
Jennison Growth-Service Class	Janus Aspen Series-Service Shares:
JPMorgan Enhanced Index-Service Class	Janus Aspen-Mid Cap Growth Portfolio-Service Shares
Marsico Growth-Service Class	Janus Aspen - Mid Cap Value Portfolio-Service Shares
BlackRock Large Cap Value-Service Class	Janus Aspen-Worldwide Growth Portfolio-Service Shares
MFS High Yield-Service Class	JPMorgan Series Trust II:
PIMCO Total Return-Service Class	JPMorgan Bond Portfolio
Legg Mason Partners All Cap-Service Class	JPMorgan International Equity Portfolio
Templeton Transamerica Global-Service Class	JPMorgan Mid Cap Value Portfolio
Transamerica Balanced-Service Class	JPMorgan Small Company Portfolio
Transamerica Convertible Securities-Service Class	JPMorgan US Large Cap Core Equity Portfolio
Transamerica Equity-Service Class	MFS® Variable Insurance TrustSM - Service Class:
Transamerica Growth Opportunities-Service Class	MFS New Discovery Series-Service Class
Transamerica Money Market-Service Class	MFS Total Return Series-Service Class

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund:
MTB Group of Funds:	Fidelity-VIP Growth Portfolio-Service Class 2
MTB Large-Cap Growth Fund II	Fidelity-VIP Growth Opportunities Portfolio-Service Class 2
MTB Large-Cap Value Fund II	Fidelity-VIP Mid Cap Portfolio-Service Class 2
MTB Managed Allocation Fund-Moderate Growth II	Fidelity-VIP Value Strategies Portfolio-Service Class 2
MTB Managed Allocation Fund-Aggressive Growth II	Franklin Templeton Variable Insurance Products Trust - Class 2
MTB Managed Allocation Fund-Conservative Growth II	Franklin Income Securities Fund - Class 2
Fidelity Variable Insurance Products Fund-Service Class 2:	Mutual Shares Securities Fund - Class 2
Fidelity - VIP Contrafund® Portfolio	Templeton Foreign Securities Fund - Class 2
Fidelity-VIP Equity-Income Portfolio-Service Class 2

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Janus Aspen-Mid Cap Value	May 1, 2003
JPMorgan Bond	May 1, 2004
JPMorgan International Equity	May 1, 2004
JPMorgan Mid Cap Value	May 1, 2004
JPMorgan Small Company	May 1, 2004
JPMorgan US Large Cap Core Equity	May 1, 2004
MTB Large-Cap Growth Fund II	May 1, 2004
MTB Large-Cap Value Fund II	May 1, 2004
MTB Managed Allocation Fund - Moderate Growth II	May 1, 2004
Transamerica U.S. Government Securities PAM-Service Class	June 1, 2004
MTB Managed Allocation Fund - Aggressive Growth II	May 1, 2005
MTB Managed Allocation Fund - Conservative Growth II	May 1, 2005
International Moderate Growth	May 1, 2006
Franklin Income Securities	May 1, 2007
Mutual Shares Securities	May 1, 2007
Templeton Foreign Securities	May 1, 2007

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Transamerica Mid/Small Cap Value	July 1, 2002
Janus Aspen - Mid Cap Value	May 1, 2002
Fidelity-VIP Growth Opportunities	May 1, 2002
JP Morgan Small Company Portfolio	May 1, 2006
JP Morgan Mid Cap Value Portfolio	May 1, 2006

Marsico Growth subaccount was reopend May 1, 2003. Policyholders may only invest in the Service Class shares on or after May 1, 2003. If purchased before May 1, 2003, policyholders may only invest in the Initial Class shares.

As of May 1, 2003, new policy owners may only invest in the Service Class subaccounts of AEGON/Transamerica Series Fund, Inc. The Initial Class subaccounts of the AEGON/Transamerica Series Fund, Inc. are only available to owners that purchased the policy before May 1, 2003.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2007:

Portfolio	Formerly
JPMorgan Enhanced Index	J.P. Morgan Enhanced Index

Investments

Net purchase payments received by the Mutual Fund Account for The Landmark NY Variable Annuity are invested in the portfolios of the Series Fund, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2007.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds Investments are reinvested to purchase additional mutual fund shares.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Trust-Service Class:
Asset Allocation-Conservative Portfolio-Service Class	$420,406	$6,386
Asset Allocation-Growth Portfolio-Service Class	401,593	121,560
Asset Allocation-Moderate Portfolio-Service Class	2,430,994	1,392,402
Asset Allocation-Moderate Growth Portfolio-Service Class	10,050,016	1,180,457
International Moderate Growth Fund-Service Class	854,630	28,910
MFS International Equity-Service Class	104,142	130,810
American Century Large Company Value-Service Class	28,991	13
Capital Guardian Global-Service Class	15,664	33
Capital Guardian U.S. Equity-Service Class	—	—
Capital Guardian Value-Service Class	—	—
Clarion Global Real Estate Securities-Service Class	67,873	28,090
Transamerica Science and Technology-Service Class	50,112	21
Jennison Growth-Service Class	4,406	11
JPMorgan Enhanced Index-Service Class	—	—
Marsico Growth-Service Class	4,406	11
BlackRock Large Cap Value-Service Class	24,141	9,526
MFS High Yield-Service Class	32,574	3,593
PIMCO Total Return-Service Class	88,657	7,386
Legg Mason Partners All Cap-Service Class	—	—
Templeton Transamerica Global-Service Class	266,130	16,597
Transamerica Balanced-Service Class	209,109	4,216
Transamerica Convertible Securities-Service Class	106,389	11,925
Transamerica Equity-Service Class	5,437	4,145
Transamerica Growth Opportunities-Service Class	75,207	13,106
Transamerica Money Market-Service Class	2,100,479	1,053,552
Transamerica U.S. Government Securities-Service Class	13,127	10,191
T. Rowe Price Equity Income-Service Class	40,856	11,167
T. Rowe Price Growth Stock-Service Class	88,339	132,498
T. Rowe Price Small Cap-Service Class	61,671	5,403
Van Kampen Active International Allocation-Service Class	35,025	1,606
Van Kampen Large Cap Core-Service Class	28,993	14
Van Kampen Mid Cap Growth-Service Class	97,588	135,162

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

2. Investments (continued)

	Purchases	Sales
AEGON/Transamerica Series Trust.-Initial Class:
Asset Allocation-Conservative Portfolio-Initial Class	$6,609	$5,287
Asset Allocation-Growth Portfolio-Initial Class	30,622	19,522
Asset Allocation-Moderate Portfolio-Initial Class	94,501	126,187
Asset Allocation-Moderate Growth Portfolio-Initial Class	58,030	145,179
MFS International Equity-Initial Class	14,411	2,341
American Century Large Company Value-Initial Class	10,055	10,870
Capital Guardian Global-Initial Class	64,478	83,754
Capital Guardian U.S. Equity-Initial Class	9,312	521
Capital Guardian Value-Initial Class	270,648	656,053
Clarion Global Real Estate Securities-Initial Class	26,810	183,994
Transamerica Science and Technology-Initial Class	6,307	56,006
Jennison Growth-Initial Class	18,186	90,923
JPMorgan Enhanced Index-Initial Class	92,145	265,914
Marsico Growth-Initial Class	9,856	39,531
BlackRock Large Cap Value-Initial Class	233,558	45,355
MFS High Yield-Initial Class	44,337	120,689
PIMCO Total Return-Initial Class	27,128	136,130
Legg Mason Partners All Cap-Initial Class	13,618	50,677
Templeton Transamerica Global-initial Class	44,305	51,570
Transamerica Balanced-Initial Class	—	—
Transamerica Convertible Securities-Initial Class	3,517	13,885
Transamerica Equity-Initial Class	283,354	1,579,218
Transamerica Growth Opportunities-Service Class	4,917	47,622
Transamerica Money Market-Initial Class	1,010,333	1,148,388
Transamerica Small/Mid Cap Value-Initial Class	531,128	1,145,903
Transamerica U.S. Government Securities-Initial Class	106,331	688,173
Transamerica U.S. Government Securities-PAM-Initial Class	410,369	341,329
T. Rowe Price Equity Income-Initial Class	674,549	1,200,166
T. Rowe Price Growth Stock-Initial Class	216,798	1,324,056
T. Rowe Price Small Cap-Initial Class	13,713	32,010
Van Kampen Active International Allocation-Initial Class	128,131	1,017,122
Van Kampen Large Cap Core-Initial Class	247,969	657,912
Van Kampen Mid Cap Growth-Initial Class	41,739	83
AIM Variable Insurance Funds-Series II Shares:
AIM V.I. Basic Value Fund-Series II	10,460	10,723
AIM V.I. Capital Appreciation Fund-Series II	—	—
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Growth & Income Portfolio-Class B	128,536	146,534
AllianceBernstein Large Cap Growth Portfolio-Class B	49,983	491

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

2. Investments (continued)

	Purchases	Sales
Janus Aspen Series-Service Shares:
Janus Aspen-Mid Cap Growth Portfolio-Service Shares	$2,456	$1,031
Janus Aspen - Mid Cap Value Portfolio-Service Shares	605	247
Janus Aspen-Worldwide Growth Portfolio-Service Shares	40,666	1,767
JPMorgan Series Trust II:
JPMorgan Bond Portfolio	18,507	3,323
JPMorgan International Equity Portfolio	102,688	227,247
JPMorgan Mid Cap Value Portfolio	5,975	1,533
JPMorgan Small Company Portfolio	1,921	11,557
JPMorgan US Large Cap Core Equity Portfolio	76,525	124,701
MFS® Variable Insurance TrustSM-Service Class:
MFS New Discovery Series-Service Class	6,244	662
MFS Total Return Series-Service Class	141,504	278,578
MTB Group of Funds:
MTB Large-Cap Growth Fund II	10,773	125
MTB Large-Cap Value Fund II	72,798	38,357
MTB Managed Allocation Fund-Moderate Growth II	35,105	5,966
MTB Managed Allocation Fund-Aggressive Growth II	39,932	26,522
MTB Managed Allocation Fund-Conservative Growth II	6,441	11,614
Fidelity Variable Insurance Products Fund-Service Class 2:
Fidelity-VIP Contrafund® Portfolio-Service Class 2	822,326	337,018
Fidelity-VIP Equity-Income Portfolio-Service Class 2	105,490	26,620
Fidelity-VIP Growth Portfolio-Service Class 2	93,383	144,523
Fidelity-VIP Growth Opportunities Portfolio-Service Class 2	1	12,204
Fidelity-VIP Mid Cap Portfolio-Service Class 2	526,867	173,999
Fidelity-VIP Value Strategies Portfolio-Service Class 2	49,748	42,273
Franklin Templeton Variable Insurance Products Trust - Class 2
Franklin Income Securities Fund - Class 2	347,608	1,559
Mutual Shares Securities Fund - Class 2	264,616	1,390
Templeton Foreign Securities Fund - Class 2	64,914	896

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Asset Allocation - Conservative	Asset Allocation - Growth	Asset Allocation - Moderate	Asset Allocation - Moderate Growth	International Moderate Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (1)
Units outstanding at January 1, 2006	96,049	44,204	2,430,871	2,413,578	—
Units purchased	—	19,841	1,585,564	3,709,098	818
Units redeemed and transferred	116,692	6,627	174,642	644,126	46,590

Units outstanding at December 31, 2006	212,741	70,672	4,191,077	6,766,802	47,408
Units purchased	280,051	174,433	1,434,163	4,423,933	720,736
Units redeemed and transferred	(3,427)	(27,432)	(964,169)	661,556	20,708

Units outstanding at December 31, 2007	489,365	217,673	4,661,071	11,852,291	788,852

	MFS International Equity	American Century Large Company Value	Capital Guardian Global	Capital Guardian U.S. Equity	Capital Guardian Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2006	13,942	5,097	233,165	28,118	1,407,971
Units purchased	715	81,867	—	—	1,204
Units redeemed and transferred	84,295	(82,250)	18,644	1,497	(322,009)

Units outstanding at December 31, 2006	98,952	4,714	251,809	29,615	1,087,166
Units purchased	737,412	—	8,022	—	1,024
Units redeemed and transferred	(755,828)	17,615	(25,360)	5,078	(179,683)

Units outstanding at December 31, 2007	80,536	22,329	234,471	34,693	908,507

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding (continued)

	Clarion Global Real Estate Securities	Transamerica Science and Technology	Jennison Growth	JPMorgan Enhanced Index	Marsico Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2006	247,989	70,773	482,555	957,842	203,476
Units purchased	16,326	—	—	5,195	3,355
Units redeemed and transferred	(3,481)	—	(103,213)	(193,873)	(42,366)

Units outstanding at December 31, 2006	260,834	70,773	379,342	769,164	164,465
Units purchased	4,825	27,220	2,686	1,705	2,509
Units redeemed and transferred	(73,957)	(63,413)	(90,141)	(105,314)	(35,019)

Units outstanding at December 31, 2007	191,702	34,580	291,887	665,555	131,955

	BlackRock Large Cap Value	MFS High Yield	PIMCO Total Return	Legg Mason Partners All Cap	Templeton Transamerica Global
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2006	209,656	263,402	654,022	162,890	477,144
Units purchased	28,871	13,472	28,040	—	28,023
Units redeemed and transferred	47,141	8,136	(56,563)	(14,415)	(101,322)

Units outstanding at December 31, 2006	285,668	285,010	625,499	148,475	403,845
Units purchased	2,152	15,644	76,482	—	168,152
Units redeemed and transferred	70,408	(70,185)	(101,994)	(34,730)	(40,522)

Units outstanding at December 31, 2007	358,228	230,469	599,987	113,745	531,475

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding (continued)

	Transamerica Balanced Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount
Units outstanding at January 1, 2006	—	93,062	624,911	561,056	486,088
Units purchased	11,126	46,205	16,972	3,247	219,716
Units redeemed and transferred	—	5,606	6,547,847	(27,065)	(172,041)

Units outstanding at December 31, 2006	11,126	144,873	7,189,730	537,238	533,763
Units purchased	140,796	45,864	32,538	8,468	608,546
Units redeemed and transferred	(445)	(10,499)	(1,525,545)	(25,314)	265,321

Units outstanding at December 31, 2007	151,477	180,238	5,696,723	520,392	1,407,630

	Transamerica Small/Mid Cap Value Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities - PAM Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount
Units outstanding at January 1, 2006	1,277,400	1,397,769	—	2,128,226	1,508,269
Units purchased	2,502	15,355	—	6,358	100,749
Units redeemed and transferred	(250,351)	(251,214)	—	(464,970)	(278,849)

Units outstanding at December 31, 2006	1,029,551	1,161,910	—	1,669,614	1,330,169
Units purchased	2,464	—	—	17,946	6,940
Units redeemed and transferred	(121,518)	(391,171)	58,171	(270,799)	(334,562)

Units outstanding at December 31, 2007	910,497	770,739	58,171	1,416,761	1,002,547

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding (continued)

	T. Rowe Price Small Cap	Van Kampen Active International Allocation	Van Kampen Large Cap Core	Van Kampen Mid Cap Growth	AIM V.I. Basic Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2006	228,944	1,779,085	1,071,807	—	6,422
Units purchased	26,133	5,946	1,513	104,047	—
Units redeemed and transferred	(47,209)	(272,353)	(140,329)	—	(289)

Units outstanding at December 31, 2006	207,868	1,512,678	932,991	104,047	6,133
Units purchased	33,312	15,648	18,237	13,005	—
Units redeemed and transferred	(32,911)	(412,555)	(165,305)	10,836	(2,930)

Units outstanding at December 31, 2007	208,269	1,115,771	785,923	127,888	3,203

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspe - Mid Cap Value Subaccount
Units outstanding at January 1, 2006	26,669	58,687	5,382	—	7,272
Units purchased	—	—	1,394	—	2,775
Units redeemed and transferred	(26,669)	122,371	(109)	8,389	(3,477)

Units outstanding at December 31, 2006	—	181,058	6,667	8,389	6,570
Units purchased	—	—	27,029	—	—
Units redeemed and transferred	—	(27,684)	19,049	1,387	(3,871)

Units outstanding at December 31, 2007	—	153,374	52,745	9,776	2,699

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding (continued)

	Janus Aspen - Worldwide Growth Subaccount	JPMorgan Bond Subaccount	JPMorgan International Equity Subaccount	JPMorgan Mid Cap Value Subaccount	JPMorgan Small Company Subaccount
Units outstanding at January 1, 2006	146,915	1,311	21,204	121,526	69,656
Units purchased	7,218	23,434	26,411	—	2,400
Units redeemed and transferred	(31,396)	(8,882)	251,633	(44,069)	(42,706)

Units outstanding at December 31, 2006	122,737	15,863	299,248	77,457	29,350
Units purchased	26,154	28,300	—	—	—
Units redeemed and transferred	7,050	(15,145)	(77,704)	(47,809)	(7,897)

Units outstanding at December 31, 2007	155,941	29,018	221,544	29,648	21,453

	JPMorgan US Large Cap Core Equity Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	MTB Large- Cap Growth Fund II Subaccount	MTB Large- Cap Value Fund II Subaccount
Units outstanding at January 1, 2006	—	—	346,237	—	96,778
Units purchased	—	—	52,735	—	46,020
Units redeemed and transferred	121,766	4,303	(17,461)	—	(28,098)

Units outstanding at December 31, 2006	121,766	4,303	381,511	—	114,700
Units purchased	—	3,369	20,581	—	74,305
Units redeemed and transferred	(35,744)	546	(136,242)	8,855	(54,920)

Units outstanding at December 31, 2007	86,022	8,218	265,850	8,855	134,085

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding (continued)

	MTB Managed Allocation Fund - Moderate Growth II Subaccount	MTB Managed Allocation Fund - Aggressive Growth II Subaccount	MTB Managed Allocation Fun- Conservative Growth II Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount
Units outstanding at January 1, 2006	110,334	—	110,559	464,703	405,864
Units purchased	68,214	25,884	—	41,071	7,050
Units redeemed and transferred	(38,367)	31,748	844	220,847	(166,082)

Units outstanding at December 31, 2006	140,181	57,632	111,403	726,621	246,832
Units purchased	41,910	15,096	—	234,813	—
Units redeemed and transferred	(23,715)	(7,590)	(8,264)	(244,096)	25,897

Units outstanding at December 31, 2007	158,376	65,138	103,139	717,338	272,729

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity -VIP Value Strategies Subaccount	Franklin Income Securities Subaccount (1)
Units outstanding at January 1, 2006	56,359	52,368	713,092	122,540	—
Units purchased	—	3,549	49,571	—	—
Units redeemed and transferred	126,358	(4,496)	(71,642)	(20,645)	—

Units outstanding at December 31, 2006	182,717	51,421	691,021	101,895	—
Units purchased	13,120	—	162,617	—	349,499
Units redeemed and transferred	(50,495)	(12,684)	(108,665)	(5,713)	(630)

Units outstanding at December 31, 2007	145,342	38,737	744,973	96,182	348,869

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding (continued)

	Mutual Shares Securities Subaccount (1)	Templeton Foreign Securities Subaccount (1)
Units outstanding at January 1, 2006	—	—
Units purchased	—	—
Units redeemed and transferred	—	—

Units outstanding at December 31, 2006	—	—
Units purchased	263,977	59,737
Units redeemed and transferred	(606)	1,351

Units outstanding at December 31, 2007	263,371	61,088

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

4.	Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **	Total Return Corresponding to Lowest to Highest Expense Ratio***
Asset Allocation - Conservative
	12/31/2007		489,365	$1.39	to	$1.27	$702,490	2.91%	1.25% to 1.95%	5.06%	to	4.11%
	12/31/2006		212,741	1.33	to	1.22	288,731	2.42	1.25 to 1.95	8.10	to	7.06
	12/31/2005		96,049	1.23	to	1.14	116,392	1.41	1.25 to 1.95	3.89	to	3.23
	12/31/2004		304,010	1.18	to	1.11	351,209	0.25	1.25 to 1.90	8.04	to	(9.08)
	12/31/2003		199,459	1.09	to	1.03	216,879	0.10	1.30 to 1.90	15.87	to	17.60
Asset Allocation - Growth
	12/31/2007		217,673	1.58	to	1.53	382,644	2.80	1.25 to 1.95	6.42	to	5.47
	12/31/2006		70,672	1.49	to	1.45	109,694	1.03	1.25 to 1.95	14.19	to	13.08
	12/31/2005		44,204	1.30	to	1.28	57,014	0.43	1.25 to 1.95	10.86	to	10.15
	12/31/2004		50,226	1.17	to	1.17	58,579	0.09	1.25 to 1.90	12.44	to	(9.96)
	12/31/2003		43,997	1.04	to	1.05	45,626	0.01	1.30 to 1.90	24.89	to	23.17
Asset Allocation - Moderate
	12/31/2007		4,661,071	1.47	to	1.37	6,977,025	2.76	1.25 to 1.95	6.62	to	5.66
	12/31/2006		4,191,077	1.38	to	1.29	5,846,711	2.70	1.25 to 1.95	10.11	to	9.09
	12/31/2005		2,430,871	1.25	to	1.19	3,025,328	1.56	1.25 to 1.95	6.12	to	5.45
	12/31/2004		285,643	1.18	to	1.13	335,400	0.35	1.25 to 1.90	9.70	to	(8.92)
	12/31/2003		87,914	1.07	to	1.03	94,023	0.15	1.30 to 1.90	18.07	to	18.85
Asset Allocation - Moderate Growth
	12/31/2007		11,852,291	1.54	to	1.46	19,101,015	2.44	1.25 to 1.95	6.47	to	5.49
	12/31/2006		6,766,802	1.45	to	1.39	10,207,380	1.69	1.25 to 1.95	12.43	to	11.37
	12/31/2005		2,413,578	1.29	to	1.24	3,091,079	1.63	1.25 to 1.95	8.56	to	7.87
	12/31/2004		531,079	1.18	to	1.16	624,857	0.21	1.25 to 1.90	11.70	to	(8.57)
	12/31/2003		30,441	1.06	to	1.04	32,057	0.14	1.30 to 1.90	20.78	to	20.63
International Moderate Growth
	12/31/2007		788,852	1.11	to	1.09	871,679	1.29	1.30 to 1.95	7.09	to	6.41
	12/31/2006	(1)	47,408	1.03	to	1.03	48,891	0.00	1.30 to 1.95	3.21	to	2.77

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **	Total Return Corresponding to Lowest to Highest Expense Ratio***
MFS International Equity
	12/31/2007	80,536	$1.31	to	$1.70	$146,200	0.85%	1.25% to 1.95%	7.80%	to	6.78%
	12/31/2006	98,952	1.22	to	1.59	175,167	1.95	1.25 to 1.95	21.55	to	20.57
	12/31/2005	13,942	1.00	to	1.32	14,722	0.53	1.25 to 1.95	11.47	to	10.77
	12/31/2004	34,599	1.11	to	1.19	30,884	0.00	1.25 to 1.90	12.76	to	(7.43)
	12/31/2003	43,550	0.98	to	1.07	34,477	0.00	1.30 to 1.90	23.68	to	20.24
American Century Large Company Value
	12/31/2007	22,329	1.27	to	1.36	34,763	0.25	1.25 to 1.95	(2.34)	to	(3.23)
	12/31/2006	4,714	1.30	to	1.41	6,113	2.51	1.25 to 1.95	18.21	to	17.17
	12/31/2005	5,097	1.10	to	1.20	5,577	0.73	1.25 to 1.95	2.86	to	2.21
	12/31/2004	12,026	1.18	to	1.18	12,812	0.62	1.25 to 1.90	12.15	to	(7.89)
	12/31/2003	11,436	1.05	to	1.06	10,828	0.28	1.30 to 1.90	23.33	to	20.18
Capital Guardian Global
	12/31/2007	234,471	1.34	to	1.45	394,341	0.84	1.25 to 1.95	4.99	to	4.06
	12/31/2006	251,809	1.27	to	1.39	409,592	2.33	1.25 to 1.95	12.91	to	11.82
	12/31/2005	233,165	1.13	to	1.25	336,199	0.41	1.25 to 1.95	8.82	to	7.80
	12/31/2004	277,087	1.20	to	1.16	367,981	0.38	1.25 to 1.90	9.18	to	8.48
	12/31/2003	176,288	1.10	to	1.07	213,679	0.19	1.30 to 1.90	31.21	to	29.34
Capital Guardian U.S. Equity
	12/31/2007	34,693	1.17	to	1.24	35,892	0.76	1.25 to 1.95	(1.39)	to	(2.31)
	12/31/2006	29,615	1.19	to	1.27	31,112	0.54	1.25 to 1.95	8.75	to	7.77
	12/31/2005	28,118	1.09	to	1.17	27,196	0.55	1.25 to 1.95	5.00	to	4.04
	12/31/2004	22,010	1.16	to	1.13	20,321	0.34	1.25 to 1.90	8.08	to	7.39
	12/31/2003	99,648	1.07	to	1.05	85,225	0.09	1.30 to 1.90	25.11	to	26.84
Capital Guardian Value
	12/31/2007	908,507	1.39	to	1.35	2,769,602	1.07	1.25 to 1.95	(7.45)	to	(8.34)
	12/31/2006	1,087,166	1.50	to	1.47	3,583,326	1.50	1.25 to 1.95	15.06	to	13.99
	12/31/2005	1,407,971	1.31	to	1.29	4,116,243	0.89	1.25 to 1.95	6.38	to	5.45
	12/31/2004	1,773,374	1.19	to	1.22	4,902,594	1.02	1.25 to 1.90	14.89	to	14.15
	12/31/2003	2,395,343	1.04	to	1.07	5,753,759	0.80	1.30 to 1.90	28.47	to	26.03

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **	Total Return Corresponding to Lowest to Highest Expense Ratio***
Clarion Global Real Estate Securities
	12/31/2007	191,702	$2.38	to	$1.97	$402,245	5.74%	1.25% to 1.95%	(7.86)%	to	(8.70)%
	12/31/2006	260,834	2.58	to	2.16	612,731	1.31	1.25 to 1.95	40.52	to	39.21
	12/31/2005	247,989	1.84	to	1.55	412,356	2.07	1.25 to 1.95	12.08	to	11.02
	12/31/2004	82,688	1.64	to	1.40	134,859	1.37	1.25 to 1.90	30.79	to	29.96
	12/31/2003	28,229	1.25	to	1.07	35,133	2.56	1.30 to 1.90	26.95	to	35.80
Transamerica Science and Technology
	12/31/2007	34,580	0.99	to	1.38	57,636	0.00	1.25 to 1.95	31.11	to	29.95
	12/31/2006	70,773	0.76	to	1.07	52,730	0.00	1.25 to 1.95	(0.24)	to	(1.16)
	12/31/2005	70,773	0.76	to	1.08	53,013	0.40	1.25 to 1.95	0.80	to	(0.08)
	12/31/2004	84,082	1.14	to	1.08	62,717	0.00	1.25 to 1.90	6.17	to	5.49
	12/31/2003	—	1.06	to	1.02	—	0.00	1.30 to 1.90	30.76	to	34.44
Jennison Growth
	12/31/2007	291,887	1.02	to	1.33	295,423	0.06	1.25 to 1.95	10.13	to	9.14
	12/31/2006	379,342	0.93	to	1.22	346,512	0.00	1.25 to 1.95	0.71	to	(0.34)
	12/31/2005	458,554	0.92	to	1.22	438,114	0.20	1.25 to 1.95	12.39	to	11.36
	12/31/2004	584,761	1.03	to	1.10	472,792	0.00	1.25 to 1.90	7.47	to	6.78
	12/31/2003	795,823	0.96	to	1.03	598,368	0.00	1.30 to 1.90	20.52	to	19.93
JPMorgan Enhanced Index
	12/31/2007	665,555	1.12	to	1.34	1,083,601	1.19	1.25 to 1.95	3.24	to	2.30
	12/31/2006	769,164	1.09	to	1.31	1,244,367	1.07	1.25 to 1.95	13.89	to	12.77
	12/31/2005	957,842	0.96	to	1.16	1,387,800	1.22	1.25 to 1.95	2.19	to	1.23
	12/31/2004	1,258,437	1.12	to	1.15	1,817,254	0.77	1.25 to 1.90	9.28	to	8.58
	12/31/2003	1,494,863	1.02	to	1.06	1,974,249	0.53	1.30 to 1.90	21.77	to	20.22
Marsico Growth
	12/31/2007	131,955	1.19	to	1.42	142,025	0.02	1.25 to 1.95	18.91	to	17.82
	12/31/2006	164,465	1.00	to	1.21	142,135	0.12	1.25 to 1.95	4.06	to	3.15
	12/31/2005	203,476	0.96	to	1.17	169,210	0.07	1.25 to 1.95	7.25	to	16.97
	12/31/2004	150,130	1.32	to	1.10	116,808	0.00	1.25 to 1.90	10.59	to	9.88
	12/31/2003	95,626	1.19	to	1.00	67,247	0.00	1.30 to 1.90	19.25	to	18.92

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **	Total Return Corresponding to Lowest to Highest Expense Ratio***
BlackRock Large Cap Value
	12/31/2007		358,228	$1.64	to	$1.67	$638,951	0.98%	1.25% to 1.95%	3.34%	to	2.34%
	12/31/2006		285,668	1.59	to	1.63	493,549	0.52	1.25 to 1.95	15.48	to	14.40
	12/31/2005		209,656	1.37	to	1.42	314,701	0.56	1.25 to 1.95	14.51	to	42.23
	12/31/2004		173,358	1.21	to	1.25	228,488	1.19	1.25 to 1.90	16.48	to	15.74
	12/31/2003		158,365	1.04	to	1.08	179,434	0.82	1.30 to 1.90	26.07	to	20.21
MFS High Yield
	12/31/2007		230,469	1.38	to	1.19	303,858	8.90	1.25 to 1.95	0.59	to	(0.23)
	12/31/2006		285,010	1.37	to	1.20	375,483	10.15	1.25 to 1.95	9.58	to	8.51
	12/31/2005		263,402	1.25	to	1.10	317,876	7.93	1.25 to 1.95	0.56	to	10.33
	12/31/2004		251,460	1.17	to	1.11	303,985	5.50	1.25 to 1.90	8.10	to	7.40
	12/31/2003		354,570	1.09	to	1.03	395,969	1.13	1.30 to 1.90	8.68	to	13.95
PIMCO Total Return
	12/31/2007		599,987	1.26	to	1.13	735,021	2.52	1.25 to 1.95	7.60	to	6.71
	12/31/2006		625,499	1.17	to	1.06	719,666	3.28	1.25 to 1.95	2.93	to	1.92
	12/31/2005		654,022	1.14	to	1.04	723,234	2.06	1.25 to 1.95	1.07	to	3.69
	12/31/2004		455,481	1.04	to	1.04	510,543	1.73	1.25 to 1.90	2.88	to	2.22
	12/31/2003		492,510	1.01	to	1.01	535,827	1.42	1.30 to 1.90	1.17	to	3.21
Legg Mason Partners All Cap
	12/31/2007		113,745	1.22	to	1.31	149,226	1.33	1.25 to 1.95	(0.22)	to	(1.17)
	12/31/2006		148,475	1.22	to	1.33	195,837	0.93	1.25 to 1.95	17.10	to	16.04
	12/31/2005		162,890	1.04	to	1.15	183,855	0.54	1.25 to 1.95	2.80	to	14.65
	12/31/2004		203,701	1.11	to	1.13	224,491	0.23	1.25 to 1.90	7.49	to	6.81
	12/31/2003		180,235	1.03	to	1.05	184,646	0.45	1.30 to 1.90	27.76	to	24.15
Templeton Transamerica Global
	12/31/2007		531,475	1.37	to	1.49	634,619	1.22	1.25 to 1.95	13.82	to	12.77
	12/31/2006		403,845	0.70	to	1.32	349,508	1.12	1.25 to 1.95	16.93	to	16.19
	12/31/2005		477,144	0.60	to	0.59	327,159	1.30	1.25 to 1.95	5.99	to	5.83
	12/31/2004	(1)	267,940	0.56	to	0.56	150,596	0.00	1.25 to 1.90	7.55	to	7.39
	12/31/2003		201,887	0.52	to	0.52	105,619	0.00	1.30 to 1.90	21.55	to	21.37

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **	Total Return Corresponding to Lowest to Highest Expense Ratio***
Transamerica Balanced
	12/31/2007		151,477	$1.50	to	$1.41	$233,099	1.53%	1.25% to 1.95%	12.20%	to	11.20%
	12/31/2006		11,126	1.34	to	1.26	15,299	0.00	1.25 to 1.95	7.78	to	6.67
	12/31/2005		—	1.24	to	1.19	—	0.00	1.25 to 1.95	6.63	to	5.73
	12/31/2004		—	1.16	to	1.12	—	0.00	1.25 to 1.90	9.45	to	8.75
	12/31/2003	(1)	—	1.06	to	1.03	—	0.18	1.30 to 1.90	9.98	to	9.88
Transamerica Convertible Securities
	12/31/2007		180,238	1.66	to	1.45	286,972	1.67	1.25 to 1.95	17.16	to	16.01
	12/31/2006		144,873	1.42	to	1.25	194,800	1.52	1.25 to 1.95	9.53	to	8.54
	12/31/2005		93,062	1.29	to	1.15	111,568	3.23	1.25 to 1.95	2.60	to	14.81
	12/31/2004		28,153	1.26	to	1.13	35,360	2.06	1.25 to 1.90	11.54	to	10.83
	12/31/2003		15,653	1.13	to	1.02	17,620	0.08	1.30 to 1.90	15.57	to	18.14
Transamerica Equity
	12/31/2007		5,696,723	1.41	to	1.63	6,258,166	0.02	1.25 to 1.95	14.84	to	13.81
	12/31/2006		7,189,730	1.23	to	1.43	6,839,952	0.00	1.25 to 1.95	7.38	to	6.32
	12/31/2005		624,911	1.14	to	1.34	570,805	0.37	1.25 to 1.95	15.10	to	34.48
	12/31/2004		619,629	1.25	to	1.18	471,778	0.00	1.25 to 1.90	14.13	to	13.40
	12/31/2003		387,091	1.09	to	1.04	258,323	0.00	1.30 to 1.90	21.25	to	22.70
Transamerica Growth Opportunities
	12/31/2007		520,392	2.03	to	1.66	886,767	0.00	1.25 to 1.95	21.56	to	20.38
	12/31/2006		537,238	1.67	to	1.38	762,276	0.10	1.25 to 1.95	3.81	to	2.90
	12/31/2005		561,056	1.61	to	1.34	776,968	0.00	1.25 to 1.95	14.80	to	34.38
	12/31/2004		125,378	1.18	to	1.18	174,419	0.00	1.25 to 1.90	15.01	to	14.27
	12/31/2003		136,901	1.03	to	1.03	165,801	0.00	1.30 to 1.90	25.33	to	26.48
Transamerica Money Market
	12/31/2007		1,407,630	1.09	to	1.05	1,658,596	5.00	1.25 to 1.95	3.73	to	2.75
	12/31/2006		533,763	1.06	to	1.02	749,720	4.38	1.25 to 1.95	3.44	to	2.48
	12/31/2005		486,088	1.02	to	0.99	624,013	2.67	1.25 to 1.95	2.03	to	(0.75)
	12/31/2004		1,140,718	0.99	to	0.99	1,536,585	0.97	1.25 to 1.90	(0.54)	to	(1.18)
	12/31/2003		1,565,206	0.99	to	1.00	2,119,982	0.55	1.30 to 1.90	(0.61)	to	(1.10)

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **	Total Return Corresponding to Lowest to Highest Expense Ratio***
Transamerica Small/Mid Cap Value
	12/31/2007		910,497	$2.04	to	$6.45	$5,360,022	0.91%	1.25% to 1.55%	23.19%	to	22.83%
	12/31/2006		1,029,551	1.66	to	5.25	5,271,679	0.86	1.25 to 1.55	16.60	to	16.26
	12/31/2005		1,277,400	1.42	to	4.52	5,766,079	0.41	1.25 to 1.55	12.16	to	11.83
	12/31/2004		1,556,874	1.27	to	4.04	6,348,161	0.00	1.25 to 1.55	14.74	to	14.57
	12/31/2003		2,019,955	3.56	to	3.53	7,182,454	0.00	1.40 to 1.55	88.20	to	87.92
Transamerica U.S. Government Securities
	12/31/2007		770,739	1.19	to	1.07	1,195,351	4.55	1.25 to 1.95	4.73	to	3.75
	12/31/2006		1,161,910	1.13	to	1.03	1,753,519	3.47	1.25 to 1.95	2.00	to	1.09
	12/31/2005		1,397,769	1.11	to	1.02	2,088,118	3.86	1.25 to 1.95	0.97	to	1.95
	12/31/2004		1,604,049	1.01	to	1.02	2,439,548	3.25	1.25 to 1.90	1.58	to	0.93
	12/31/2003		2,369,170	1.00	to	1.01	3,539,560	1.99	1.30 to 1.90	(0.26)	to	1.67
Transamerica U.S. Government Securities - PAM
	12/31/2007		58,171	1.08	to	1.05	62,635	39.66	1.30 to 1.95	4.48	to	3.75
	12/31/2006		—	1.06	to	1.01	—	6.18	1.30 to 1.95	1.74	to	1.09
	12/31/2005		—	1.04	to	1.00	—	0.00	1.30 to 1.95	0.68	to	0.05
	12/31/2004	(1)	—	1.03	to	1.05	—	0.00	1.30 to 1.80	3.36	to	3.06
T. Rowe Price Equity Income
	12/31/2007		1,416,761	1.48	to	1.43	4,405,899	2.04	1.25 to 1.95	2.03	to	1.08
	12/31/2006		1,669,614	1.45	to	1.42	5,242,033	1.75	1.25 to 1.95	17.50	to	16.44
	12/31/2005		2,128,226	1.23	to	1.22	5,847,412	1.74	1.25 to 1.95	2.83	to	21.81
	12/31/2004		2,478,556	1.18	to	1.20	7,015,956	1.27	1.25 to 1.90	13.09	to	12.37
	12/31/2003		3,066,772	1.04	to	1.06	7,668,144	0.70	1.30 to 1.90	21.84	to	17.78
T. Rowe Price Growth Stock
	12/31/2007		1,002,547	1.27	to	1.40	3,109,471	0.25	1.25 to 1.95	8.55	to	7.50
	12/31/2006		1,330,169	1.17	to	1.30	4,108,220	0.21	1.25 to 1.95	11.99	to	10.98
	12/31/2005		1,508,269	1.05	to	1.18	4,433,082	0.49	1.25 to 1.95	4.86	to	17.55
	12/31/2004		1,832,519	1.14	to	1.13	5,284,845	0.14	1.25 to 1.90	8.15	to	7.46
	12/31/2003		2,346,044	1.06	to	1.05	6,246,778	0.06	1.30 to 1.90	21.38	to	22.25
T. Rowe Price Small Cap
	12/31/2007		208,269	1.25	to	1.29	242,404	0.00	1.25 to 1.95	8.25	to	7.17
	12/31/2006		207,868	1.16	to	1.20	208,544	0.00	1.25 to 1.95	2.31	to	1.37
	12/31/2005		228,944	1.13	to	1.19	209,696	0.00	1.25 to 1.95	9.25	to	18.73
	12/31/2004		275,221	1.12	to	1.10	225,641	0.00	1.25 to 1.90	8.70	to	8.00
	12/31/2003		282,091	1.03	to	1.02	212,617	0.00	1.30 to 1.90	33.42	to	33.36

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **	Total Return Corresponding to Lowest to Highest Expense Ratio***
Van Kampen Active International Allocation
	12/31/2007	1,115,771	$1.60	to	$1.90	$2,590,984	2.66%	1.25% to 1.95%	14.17%	to	13.06%
	12/31/2006	1,512,678	1.40	to	1.68	3,079,796	0.31	1.25 to 1.95	21.99	to	20.84
	12/31/2005	1,779,085	1.15	to	1.39	2,984,010	3.31	1.25 to 1.95	12.39	to	38.88
	12/31/2004	2,218,911	1.24	to	1.25	3,333,597	2.28	1.25 to 1.90	14.23	to	13.50
	12/31/2003	2,973,551	1.08	to	1.10	3,904,032	1.01	1.30 to 1.90	31.11	to	28.39
Van Kampen Large Cap Core
	12/31/2007	785,923	1.35	to	1.42	2,846,154	0.91	1.25 to 1.95	7.89	to	6.85
	12/31/2006	932,991	1.25	to	1.33	3,155,246	0.95	1.25 to 1.95	8.97	to	7.96
	12/31/2005	1,071,807	1.15	to	1.23	3,399,256	1.33	1.25 to 1.95	8.07	to	22.76
	12/31/2004	1,327,745	1.16	to	1.15	3,900,547	1.66	1.25 to 1.90	11.08	to	10.37
	12/31/2003	1,651,971	1.04	to	1.04	4,366,147	1.97	1.30 to 1.90	15.23	to	14.28
Van Kampen Mid Cap Growth
	12/31/2007	127,888	1.00	to	1.41	187,836	0.00	1.25 to 1.95	21.01	to	19.89
	12/31/2006	104,047	0.82	to	1.18	147,396	0.00	1.25 to 1.95	8.55	to	7.50
	12/31/2005	—	0.76	to	1.09	—	0.00	1.25 to 1.95	6.23	to	9.46
	12/31/2004	14,964	0.97	to	1.04	10,634	0.00	1.25 to 1.90	5.54	to	4.86
	12/31/2003	63,216	0.92	to	0.99	42,516	0.00	1.30 to 1.90	19.13	to	19.60
AIM V.I. Basic Value
	12/31/2007	3,203	1.27	to	1.32	7,495	0.00	1.25 to 1.95	0.11	to	(0.59)
	12/31/2006	6,133	1.27	to	1.33	7,749	0.12	1.25 to 1.95	11.55	to	10.79
	12/31/2005	6,422	1.14	to	1.20	7,284	0.00	1.25 to 1.95	4.13	to	3.42
	12/31/2004	13,169	1.09	to	1.16	14,345	0.00	1.25 to 1.90	9.41	to	8.71
	12/31/2003	27,426	1.00	to	1.07	27,338	0.00	1.30 to 1.90	31.58	to	25.84
AIM V.I. Capital Appreciation
	12/31/2007	—	1.32	to	1.30	—	0.00	1.25 to 1.95	10.35	to	9.58
	12/31/2006	—	1.20	to	1.19	—	0.00	1.25 to 1.95	4.75	to	4.04
	12/31/2005	26,669	1.14	to	1.14	30,124	0.00	1.25 to 1.95	7.24	to	6.51
	12/31/2004	26,672	1.06	to	1.07	28,173	0.00	1.25 to 1.90	4.96	to	4.29
	12/31/2003	25,418	1.01	to	1.03	25,639	0.00	1.30 to 1.90	27.53	to	20.81

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **	Total Return Corresponding to Lowest to Highest Expense Ratio***
AllianceBernstein Growth & Income
	12/31/2007		153,374	$1.26	to	$1.41	$208,968	0.00%	1.25% to 1.95%	3.56%	to	2.84%
	12/31/2006		181,058	1.22	to	1.37	231,085	1.52	1.25 to 1.95	15.54	to	14.75
	12/31/2005		58,687	1.05	to	1.19	61,385	1.13	1.25 to 1.95	3.31	to	2.60
	12/31/2004		78,695	1.13	to	1.16	79,790	0.77	1.25 to 1.90	9.79	to	9.09
	12/31/2003		99,631	1.03	to	1.06	92,124	0.82	1.30 to 1.90	30.49	to	22.25
AllianceBernstein Large Cap Growth
	12/31/2007		52,745	0.95	to	1.32	61,928	0.00	1.25 to 1.95	12.20	to	11.43
	12/31/2006		6,667	0.85	to	1.18	8,741	0.00	1.25 to 1.95	(1.86)	to	(2.54)
	12/31/2005		5,382	0.86	to	1.21	7,443	0.00	1.25 to 1.95	13.43	to	12.65
	12/31/2004		—	1.02	to	1.08	—	0.00	1.25 to 1.90	6.95	to	6.27
	12/31/2003		—	0.95	to	1.01	—	0.00	1.30 to 1.90	21.78	to	13.90
Janus Aspen - Mid Cap Growth
	12/31/2007		9,776	1.29	to	1.77	7,609	0.07	1.25 to 1.95	20.23	to	19.40
	12/31/2006		8,389	1.07	to	1.48	5,053	0.00	1.25 to 1.95	11.91	to	11.14
	12/31/2005		—	0.96	to	1.33	—	0.00	1.25 to 1.95	10.65	to	9.89
	12/31/2004		—	1.26	to	1.21	—	0.00	1.25 to 1.90	18.93	to	18.17
	12/31/2003		60,249	1.06	to	1.03	24,850	0.00	1.30 to 1.90	33.04	to	28.80
Janus Aspen - Mid Cap Value
	12/31/2007		2,699	1.45	to	1.42	9,268	4.73	1.25 to 1.55	5.84	to	5.53
	12/31/2006		6,570	1.37	to	1.35	8,885	1.01	1.25 to 1.55	13.65	to	13.31
	12/31/2005		7,272	1.20	to	1.19	8,667	0.53	1.25 to 1.55	8.49	to	8.33
	12/31/2004		13,944	1.10	to	1.10	15,306	3.22	1.25 to 1.55	16.17	to	16.00
	12/31/2003	(1)	13,961	0.95	to	0.94	13,207	0.15	1.25 to 1.55	39.26	to	39.06
Janus Aspen - Worldwide Growth
	12/31/2007		155,941	1.02	to	1.39	139,225	0.60	1.25 to 1.95	8.01	to	7.26
	12/31/2006		122,737	0.94	to	1.29	91,937	1.58	1.25 to 1.95	16.48	to	15.69
	12/31/2005		146,915	0.81	to	1.12	94,761	1.23	1.25 to 1.95	4.27	to	3.55
	12/31/2004		146,937	0.98	to	1.08	91,157	0.78	1.25 to 1.90	3.18	to	2.52
	12/31/2003		214,182	0.95	to	1.05	129,083	0.85	1.30 to 1.90	22.09	to	17.75
JPMorgan Bond
	12/31/2007		29,018	1.02	to	1.06	31,415	6.07	1.25 to 1.95	0.07	to	(0.62)
	12/31/2006		15,863	1.08	to	1.06	17,161	2.14	1.25 to 1.95	2.81	to	2.15
	12/31/2005		1,311	1.05	to	1.04	1,378	3.43	1.25 to 1.95	1.49	to	0.85
	12/31/2004	(1)	1,312	1.04	to	1.03	1,360	0.00	1.25 to 1.90	3.75	to	3.31

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **	Total Return Corresponding to Lowest to Highest Expense Ratio***
JPMorgan International Equity
	12/31/2007		221,544	$1.15	to	$1.60	$365,016	1.09%	1.25% to 1.95%	7.97%	to	7.23%
	12/31/2006		299,248	1.51	to	1.49	448,779	0.18	1.25 to 1.95	19.68	to	18.92
	12/31/2005		21,204	1.27	to	1.25	26,787	1.06	1.25 to 1.95	9.28	to	8.58
	12/31/2004	(1)	95,389	1.16	to	1.15	110,399	0.00	1.25 to 1.90	15.81	to	15.32
JPMorgan Mid Cap Value
	12/31/2007		29,648	1.08	to	1.40	110,551	0.87	1.25 to 1.95	1.18	to	0.48
	12/31/2006		77,457	1.42	to	1.39	109,366	0.72	1.25 to 1.95	15.35	to	14.61
	12/31/2005		121,526	1.23	to	1.21	148,798	0.19	1.25 to 1.95	7.82	to	7.13
	12/31/2004	(1)	59,258	1.14	to	1.13	67,384	0.00	1.25 to 1.90	13.86	to	13.38
JPMorgan Small Company
	12/31/2007		21,453	1.01	to	1.28	28,006	0.01	1.25 to 1.95	(6.84)	to	(7.48)
	12/31/2006		29,350	1.41	to	1.38	41,202	0.00	1.25 to 1.95	13.53	to	12.81
	12/31/2005		69,656	1.24	to	1.23	86,076	0.00	1.25 to 1.95	2.09	to	1.44
	12/31/2004	(1)	86,440	1.21	to	1.21	104,888	0.00	1.25 to 1.90	21.42	to	20.91
JPMorgan US Large Cap Core Equity
	12/31/2007		86,022	1.09	to	1.22	105,140	1.16	1.25 to 1.95	0.40	to	(0.30)
	12/31/2006		121,766	1.24	to	1.22	149,048	0.00	1.25 to 1.95	15.08	to	14.35
	12/31/2005		—	1.08	to	1.07	—	2.69	1.25 to 1.95	0.05	to	(0.58)
	12/31/2004	(1)	2,209	1.08	to	1.07	2,378	0.00	1.25 to 1.90	7.71	to	7.25
MFS New Discovery
	12/31/2007		8,218	1.21	to	1.17	10,070	0.00	1.25 to 1.95	0.98	to	0.28
	12/31/2006		4,303	1.20	to	1.17	5,114	0.00	1.25 to 1.95	11.54	to	10.78
	12/31/2005		—	1.07	to	1.06	—	0.00	1.25 to 1.95	3.74	to	3.03
	12/31/2004		9,751	1.03	to	1.02	10,044	0.00	1.25 to 1.90	4.84	to	4.17
	12/31/2003		9,751	0.99	to	0.98	9,590	0.00	1.30 to 1.90	31.72	to	27.95
MFS Total Return
	12/31/2007		265,850	1.32	to	1.28	352,782	2.73	1.25 to 1.95	2.65	to	1.94
	12/31/2006		381,511	1.29	to	1.25	491,489	1.93	1.25 to 1.95	10.25	to	9.50
	12/31/2005		346,237	1.17	to	1.15	412,787	1.05	1.25 to 1.95	1.33	to	0.64
	12/31/2004		142,275	1.15	to	1.14	163,332	1.38	1.25 to 1.90	9.60	to	8.90
	12/31/2003		156,985	1.05	to	1.04	164,763	1.74	1.30 to 1.90	14.52	to	11.63
MTB Large-Cap Growth Fund II
	12/31/2007		8,855	1.21	to	1.18	10,680	0.40	1.30 to 1.95	7.75	to	7.06
	12/31/2006		—	1.12	to	1.10	—	0.00	1.30 to 1.95	8.93	to	8.24
	12/31/2005		—	1.03	to	1.02	—	0.00	1.30 to 1.95	0.71	to	0.07
	12/31/2004	(1)	—	1.02	to	1.02	—	0.00	1.25 to 1.90	2.04	to	1.60

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **	Total Return Corresponding to Lowest to Highest Expense Ratio***
MTB Large-Cap Value Fund II
	12/31/2007		134,085	$1.38	to	$1.35	$184,168	1.04%	1.30% to 1.95%	0.26%	to	(0.39)%
	12/31/2006		114,700	1.38	to	1.36	157,366	1.05	1.30 to 1.95	16.10	to	15.36
	12/31/2005		96,778	1.19	to	1.18	114,509	1.05	1.30 to 1.95	8.88	to	8.19
	12/31/2004	(1)	—	1.09	to	1.09	—	0.00	1.25 to 1.90	9.23	to	8.76
MTB Managed Allocation Fund - Moderate Growth II
	12/31/2007		158,376	1.24	to	1.21	195,999	2.14	1.30 to 1.95	5.51	to	4.84
	12/31/2006		140,181	1.17	to	1.15	164,459	2.59	1.30 to 1.95	9.01	to	8.31
	12/31/2005		110,334	1.08	to	1.07	118,776	1.74	1.30 to 1.95	2.67	to	2.01
	12/31/2004	(1)	—	1.05	to	1.05	—	0.00	1.25 to 1.90	4.97	to	4.52
MTB Managed Allocation Fund - Aggressive Growth II
	12/31/2007		65,138	1.29	to	1.27	83,453	1.35	1.30 to 1.95	6.32	to	5.64
	12/31/2006		57,632	1.22	to	1.20	69,630	5.30	1.30 to 1.95	13.36	to	12.64
	12/31/2005	(1)	—	1.07	to	1.07	—	0.00	1.30 to 1.95	7.26	to	6.80
MTB Managed Allocation Fund - Conservative Growth II
	12/31/2007		103,139	1.12	to	1.10	115,588	2.61	1.30 to 1.95	3.80	to	3.13
	12/31/2006		111,403	1.08	to	1.07	120,337	3.00	1.30 to 1.95	5.59	to	4.92
	12/31/2005	(1)	110,559	1.02	to	1.02	113,146	3.47	1.30 to 1.95	2.36	to	1.93
Fidelity - VIP Contrafund®
	12/31/2007		717,338	1.79	to	1.68	1,362,243	0.76	1.25 to 1.95	15.85	to	15.05
	12/31/2006		726,621	1.54	to	1.46	1,011,716	1.00	1.25 to 1.95	10.06	to	9.31
	12/31/2005		464,703	1.40	to	1.34	560,777	0.10	1.25 to 1.95	15.15	to	14.42
	12/31/2004		383,308	1.24	to	1.17	389,210	0.21	1.25 to 1.90	13.68	to	12.95
	12/31/2003		393,666	1.09	to	1.04	352,228	0.31	1.30 to 1.90	26.55	to	24.30
Fidelity - VIP Equity-Income
	12/31/2007		272,729	1.34	to	1.42	397,614	1.71	1.25 to 1.95	0.01	to	(0.68)
	12/31/2006		246,832	1.34	to	1.43	355,950	3.27	1.25 to 1.95	18.45	to	17.64
	12/31/2005		405,864	1.13	to	1.21	493,682	1.37	1.25 to 1.95	4.22	to	3.56
	12/31/2004		367,527	1.15	to	1.17	426,301	1.48	1.25 to 1.90	9.80	to	9.10
	12/31/2003		541,904	1.05	to	1.08	573,168	1.74	1.30 to 1.90	28.36	to	22.26
Fidelity - VIP Growth
	12/31/2007		145,342	1.09	to	1.39	182,277	0.40	1.25 to 1.95	25.09	to	24.22
	12/31/2006		182,717	0.87	to	1.12	184,250	0.06	1.25 to 1.95	5.26	to	4.54
	12/31/2005		56,359	0.83	to	1.07	46,429	0.27	1.25 to 1.95	4.15	to	3.49
	12/31/2004		57,799	0.99	to	1.03	45,745	0.08	1.25 to 1.90	1.80	to	1.14
	12/31/2003		30,386	0.97	to	1.02	23,631	0.11	1.30 to 1.90	30.84	to	23.86

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **	Total Return Corresponding to Lowest to Highest Expense Ratio***
Fidelity - VIP Growth Opportunities
	12/31/2007		38,737	$1.28	to	$0.98	$38,422	0.00%	1.25% to 1.55%	21.38%	to	21.02%
	12/31/2006		51,421	1.06	to	0.81	41,800	0.46	1.25 to 1.55	3.82	to	3.52
	12/31/2005		52,368	0.79	to	0.79	41,123	0.66	1.25 to 1.55	7.18	to	7.02
	12/31/2004		52,433	0.74	to	0.73	38,472	0.33	1.25 to 1.55	5.41	to	5.25
	12/31/2003		52,506	0.70	to	0.70	36,602	0.50	1.40 to 1.55	27.62	to	27.43
Fidelity - VIP Mid Cap
	12/31/2007		744,973	2.27	to	1.89	1,846,571	0.48	1.25 to 1.95	13.91	to	13.12
	12/31/2006		691,021	1.99	to	1.67	1,408,491	0.17	1.25 to 1.95	11.02	to	10.26
	12/31/2005		713,092	1.79	to	1.51	1,315,481	0.00	1.25 to 1.95	16.56	to	15.77
	12/31/2004		532,803	1.44	to	1.31	837,744	0.00	1.25 to 1.90	23.05	to	22.27
	12/31/2003		636,192	1.17	to	1.07	814,062	0.25	1.30 to 1.90	36.48	to	35.15
Fidelity - VIP Value Strategies
	12/31/2007		96,182	1.58	to	1.34	157,500	0.60	1.25 to 1.95	4.13	to	3.41
	12/31/2006		101,895	1.52	to	1.29	160,962	0.37	1.25 to 1.95	14.58	to	13.80
	12/31/2005		122,540	1.32	to	1.14	168,164	0.00	1.25 to 1.95	1.17	to	0.47
	12/31/2004		114,133	1.31	to	1.13	148,859	0.00	1.25 to 1.90	12.37	to	11.66
	12/31/2003		91,517	1.16	to	1.01	106,321	0.00	1.30 to 1.90	55.35	to	44.88
Franklin Income Securities
	12/31/2007	(1)	348,869	0.97	to	0.97	338,761	0.00	1.25 to 1.95	(2.86)	to	(3.31)
Mutual Shares Securities
	12/31/2007	(1)	263,371	0.97	to	0.96	254,172	0.00	1.25 to 1.95	(3.46)	to	(3.90)
Templeton Foreign Securities
	12/31/2007	(1)	61,088	1.07	to	1.07	65,351	0.00	1.25 to 1.95	7.01	to	6.52

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .85% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratio(s) for periods of less than one year have been annualized.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
1.30%	May 1, 2003
1.90%	May 1, 2003

There are subaccounts that have total returns outside of the range indicated above. Following is the list of the subaccounts and their corresponding total returns.

Subaccount	2007 Total Return Range
Transamerica U.S. Gov’t Securities - PAM	4.48% to 3.75%

Subaccount	2006 Total Return Range
Templeton Transamerica Global	17.16% to 16.19%

Subaccount	2005 Total Return Range
Transamerica Money Market	(0.59)% to 37.25%
MTB Managed Allocation-Conservative
Growth Fund II	1.93% to 2.36%

Subaccount	2004 Total Return Range
Transamerica Money Market	(0.74)% to 0.63%

Subaccount	2003 Total Return Range
Asset Allocation - Growth	4.73% to 23.17%
Asset Allocation - Conservative	3.15% to 17.60%
Clarion Real Estate Securities	33.67% to 36.38%
Marsico Growth	19.25% to 24.60%
PIMCO Total Return	1.17% to 3.65%
Transamerica U.S. Gov’t Securities	(0.59)% to 2.11%
Transamerica Money Market	(0.86)% to 35.80%
Van Kampen Emerging Growth	(0.81)% to 19.60%
Janus Aspen - Worldwide Growth	22.09% to 35.44%

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2007

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $30 per contract which will commence on the first policy anniversary of each contract owner’s account. For policies issued on or after May 1, 1995, this charge is waived if the sum of the premium payments made less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. TFLIC also deducts a daily charge equal to an annual rate of .15% of the contract owner’s account for administrative expenses.

TFLIC deducts a daily charge for assuming certain mortality and expense risks. The charge is assessed daily based on the net asset value of the account and ranges from 1.10% to 1.80%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6. Income Taxes

Operations of the Mutual Fund Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a	)	Resolution of the Board of Directors of AUSA Life Insurance Company, Inc. authorizing establishment of the Separate Account. Note 2.

	(2)			Not Applicable.

	(3)	(a	)	Principal Underwriting Agreement by and between AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Separate Account, and AEGON USA Securities, Inc. Note 1.

	(3)	(a	) (1)	Principal Underwriting Agreement by and between AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 7.

		(a	) (2)	Form of Amendment to Principal Underwriting Agreement by and between AFSG Securities Corporation and AUSA Life Insurance Company, Inc. Note 14.

		(a	) (3)	Form of Amendment No. 2 and Novation to the Amended and Restated Principal Underwriting Agreement. Note 29.

		(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 7.

	(3)	(b	)(1)	Form of Life Insurance Company Product Sales Agreement. Note 31.

	(4)	(a	)	Form of Policy for the Endeavor Variable Annuity. Note 2.

		(b	)	Form of Policy Endorsement. (Dollar Cost Averaging) Note 4.

		(c	)	Form of Policy Endorsement. (Annuity Commencement Date, Service Charge) Note 4.

		(d	)	Form of Policy for the Endeavor Variable Annuity. Note 5.

		(e	)	Form of Policy for Separate Account VA BNY, Note 15.

		(f	)	Form of Rider (Premium Enhancement). Note 16

		(g	)	Form of Rider (Liquidity). Note 20.

		(h	)	Form of Rider (Living Benefit). Note 20.

		(i	)	Form of Rider (5 for Life). Note 24.

		(j	)	Form of Rider (5 for Life-Growth-without Death Benefit) Note 25.

		(k	)	Form of Rider (5 for Life-Growth-with Death Benefit) Note 25.

		(l	)	Form of Rider (Income Select for Life). Note 27.

		(m	)	Form of Rider - Retirement Income Choice (Income/Death-Single). Note 30.

		(n	)	Form of Rider - Retirement Income Choice (Income - Single). Note 30.

	(5)	(a	)	Form of Application for the Endeavor Variable Annuity. Note 2.

		(b	)	Form of Application for the Endeavor Variable Annuity. Note 4.

		(c	)	Form of Application for the Endeavor Variable Annuity. Note 5.

	(5)	(d	)	Form of Application for the Separate Account VA BNY, Note 13.

	(5)	(e	)	Form of Application for the Separate Account VA BNY. Note 15.

		(f	)	Form of Application for the Separate Account VA BNY, Note 16.

		(g	)	Form of application for the Separate Account VA BNY Note 18.

	(6)	(a	)	Articles of Incorporation of AUSA Life Insurance Company, Inc. Note 1.

	(b	)	ByLaws of AUSA Life Insurance Company, Inc. Note 1.

(7)			Not Applicable.

(8)	(a	)	Participation Agreement by and between AUSA Life Insurance Company, Inc. and Endeavor Series Trust and Addendum thereto Note 2.

	(b	)	Participation Agreement with WRL Series Fund, Inc. and Addendum thereto. Note 2.

(1) Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 11.

(8)	(b	) (2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 12

(8)	(b	) (3)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Compapny. Note 13.

	(b	) (4)	Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 19.

	(b	) (5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 22.

	(b	) (6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 24.

(8)	(b	)(7)	Amendment No. 36 to Participation Agreement (TST). Note 33.

	(c	)	Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 4.

	(d	)	Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 5.

(8)	(d	) (1)	Amendment to Schedule A of the Participation Agreement by and between AUSA Life Insurance Company, Inc. and Endeavor Series Trust. Note 12

	(d	) (2)	Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 14.

(8)	(e	)	Form of Participation Agreement (Transamerica). Note 13

(8)	(e	) (1)	Form of Addendum to Participation Agreement (Transamerica) Note 13.

(8)	(f	)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(f	) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(g	)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(g	) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund II, Fidelity

Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(h)	Participation Agreement by and between Janus Aspen Series and AUSA Life Insurance Company, Inc. Note 12.

(8)	(i)	Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(i) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(j)	Form of Participation Agreement by and among AUSA Life Insurance Company, Inc., AFSG Securities Corporation, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. Note 13.

(8)	(k)	Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AUSA Life Insurance Company, Inc. on behalf of itself and its separate accounts, and AFSG Securities Corporation Note 14.

	(k) (1)	Amendment to Participation Agreement among AIM Variable Insurance Funds, Inc., Transamerica Financial Life Insurance Company, and AFSG Securities Corporation. Note 29.

(8)	(l)	Form of Participation Agreement among MFS Variable Insurance Trust, AUSA Life Insurance Company, Inc. and Massachusetts Financial Services Company. Note 14.

(8)	(m)	Fund Participation Agreement (JP Morgan). Note 24.

(8)	(m) (1)	Amendment to Fund Participation Agreement. Note 33.

(8)	(n)	Fund Participation Agreement (MTB). Note 24.

(8)	(n) (1)	Amendment No. 1 to Participation Agreement (MTB). Note 24.

(8)	(o)	Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Financial Life Insurance Company. Note 28.

(9)	(a)	Opinion and Consent of Counsel. Note 33.

(9)	(b)	Consent of Counsel. Note 33.

(10)	(a	)	Consent of Independent Registered Public Accounting Firm. Note 33.

	(b	)	Opinion and Consent of Actuary Note 26.

(11)			Not Applicable.

(12)			Not applicable.

(13)			Performance Data Calculations. Note 26.

(14)			Powers of Attorney. Note 2. (C.H. Verhagen, L.G. Brown,W.L. Busler, J.R. Dykhouse, S.E. Frushtick, C.T. Hanson, B.L. Jenkins, V.F. Mihaic, P.P. Post, T.A. Schlossberg, E.K. Warren, R.J. Kontz) Note 3. (William Brown, Jr., Colette Vargas), (Brenda K. Clancy) Note 4. (M. Abrahms, J. Byrne, Jr., R.S. Rubinstein, R.F. Colby, P.S. Baird) Note 14. (Mark W. Mullin) Note 15. (F.A. Camp, M.W. Mullin, R.S. Rubinstein, B.K. Clancy, M.C. Abrahms, J.T. Byrne, Jr., R.F. Colby, C.F. Vargas, W. Brown, Jr., W.L. Busler, S.E. Frushtick, P.G. Kunkel, P.P. Post, C.N. Verhagen, C.D. Vermie) Note 17. (R.F. Mosher, J. Carusone) Note 20. (E. Kirby Warren, R.J. Kontz) Note 21. (James P. Larkin) Note 23. (Eric J. Martin) Note 25. (William L. Busler, William Brown, Jr, Steven E. Frushtick, Joe Carusone, Ronald F. Mosher, James P. Larkin, Peter P. Post, Mark W. Mullin, Craig D. Vermie, Colette Vargas, Eric J. Martin, Robert F. Colby, Cornelis H. Verhagen, Peter G. Kunkel, and Elizabeth Belanger). Note 29. (M. Craig Fowler). Note 32. (Peter G. Kunkel) Note 33.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-83560) on September 1, 1994.
Note 2.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-83560) on December 21, 1994.
Note 3.	Filed with Post-Effective Amendment No.3 to Form N-4 Registration Statement (File No. 33-83560) on April 24, 1996.
Note 4.	Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 1997.
Note 5.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-83560) on September 26, 1997.
Note 6.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 33-83560) on November 24, 1997.
Note 7.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1998.
Note 8.	Filed with Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1999.
Note 9.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.
Note 10.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 11.	Filed with Post-Effective Amendment No.10 to this Form N-4 Registration Statement (33-83560) on April 28, 2000.
Note 12.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (33-83560) on October 3, 2000.
Note 13.	Filed with Post Effective Amendment No. 12 to Form N-4 Registration Statement (33-83560) on April 27, 2001.
Note 14.	Filed with Post Effective Amendment No. 13 to Form N-4

Registration Statement (33-83560) on April 30, 2002.
Note 15.	Filed with Post-Effective Amendment No. 14 to Form N-4 Registration Statement (33-83560) on October 15, 2002.
Note 16.	Filed with Post-Effective Amendment No. 16 to Form N-4 Registration Statement (33-83560) on December 30, 2002.
Note 17.	Incorporated herein by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-104243) filed on April 2, 2003.
Note 18.	Filed with Post-Effective No.17 to Form N-4 Registration Statement (File No. 3383560) on April 30, 2003.
Note 19.	Filed with Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 3383560) on April 30, 2004.
Note 20.	Filed with Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 33-83560) on October 28, 2004.
Note 21.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-110048) on October 29, 2003.
Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 23.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-122235) on January 24, 2005.
Note 24.	Filed with Post-Effective Amendment No. 20 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 2005.
Note 25.	Filed with Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 33-83560) on December 13, 2005.
Note 26.	Filed with Post-Effective Amendment No. 22 to Form N-4 Registration Statement (File No. 33-83560) on April 27, 2006.
Note 27.	Filed with Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-83560) on February 1, 2007.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-110048) on April 29, 2005.
Note 29.	Filed with Post-Effective Amendment No. 24 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 2007.
Note 30.	Filed with Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33-83560) filed on December 21, 2007.
Note 31.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) filed on February 15, 2008.
Note 32.	Incorporated by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-149337) on February 21, 2008.
Note 33.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
William L. Busler 3290 Sandy Beach Rd Solon, IA 52333	Director
William Brown, Jr 14 Windward Avenue White Plains, NY 10605	Director
Steven E. Frushtick 500 5th Avenue New York, NY 10110	Director
Joe Carusone 4 Manhattanville Road Purchase, NY 10577	Director
Ronald F. Mosher 54 Coronado Point Laguna Niguel, CA 92677	Director
James P. Larkin 4 Manhattanville Road Purchase, NY 10577	Director, Vice President, Assistant Secretary
Peter P. Post 415 Madison Avenue, 2nd Floor New York, NY 10017-1163	Director

Craig D. Vermie 4333 Edgewood Road NE Cedar Rapids, IA 52499	Secretary and Corporate Counsel
Colette Vargas 4 Manhattanville Road Purchase, NY 10577	Director and Chief Actuary
Eric J. Martin 4333 Edgewood Road NE Cedar Rapids, Iowa 52499	Controller
Robert F. Colby 4 Manhattanville Road Purchase, NY 10577	Director, Counsel, Vice President and Assistant Secretary
Cornelis H. Verhagen 51 JFK Parkway Short Hills, NJ 07078	Director
Peter G. Kunkel 4 Manhattanville Road Purchase, NY 10577	Director, President and Chairman of the Board
Elizabeth Belanger 4 Manhattanville Rd Purchase, NY 10577	Director
M. Craig Fowler 400 West Market St. Louisville, KY 40202	Treasurer and Vice President

Item 26.	Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor
AEGON Dealer Services Canada, Inc.	Canada	100% National Financial Corporation	Mutual fund dealership
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager
AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets, PLC
AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan)	Life insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (42.54%); Transamerica Occidental Life Insurance Company (21.38%); Monumental Life Insurance Company (20.54%); Life Investors Insurance Company of America (15.54%)	Investment vehicle for securities lending cash collaterol
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON Direct Marketing Services e Corretora de Seguros de Vida Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company
AEGON N.V.	Netherlands	22.238% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company
AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transamerica Corporation	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Member: Monumental Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property
Asia Investments Holdings, Limited	Hong Kong	99% TOLIC	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business
Bankers Financial Life Ins. Co.	Arizona	Class B Common stock is allocated 75% of total cumulative vote - AEGON USA, Inc. Class A Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated), Chen Jun	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency
Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company
Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer
COLI Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Commonwealth General Corporation (“CGC”)	Delaware	AEGON U.S. Corporation owns 100 shares; AEGON USA, Inc. owns 5 shares	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
CRG Fiduciary Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
ECB Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
Executive Benefit Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Flashdance, LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Fourth & Market Funding, LLC	Delaware	100% Commonwealth General Corporation	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	100% Garnet Community Investments XI, LLC	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affilaite (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affilaite (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary
Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company
Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote - AEGON USA, Inc. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance
JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
LIICA Holdings, LLC	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, Inc.	Insurance company
ML Life Insurance Company of New York	New York	100% AEGON USA, Inc.	Insurance company
Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping
Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% TOLIC	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Company.; 23% Transamerica Occidental Life Insurance Company; 1% Stonebridge Life Insurance Company; 11% Life Investors Insurance Company of America; 19% Monumental Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 10% owned by Transamerica Occidental Life Insurance Company; 41.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Retirement Project Oakmont	CA	General Partners: Transamerica International Holdings, Inc. ; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Ins. Co.	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, Inc. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns-23%	Fund advisor

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
Transamerica Direct Marketing Services Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International B.V.	Marketing company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages
Transamerica IDEX Mutual Funds	Delaware	100% InterSecurities, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance
Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Investment Management, LLC	Advisor
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company
Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica International Holdings, Inc.; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company
Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of administrative services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor
Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive
Westcap Investors Series Fund, LLC	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance
Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware	Manager: AEGON USA Investment Management, LLC	Aggregating vehicle formed to hold various fund investments.

As of 1/1/2008

Item 27.     Number of Policyowners

As of February 29, 2008, there were 876 Owners of the Policies.

Item 28.     Indemnification

Item 28. Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Robert R. Frederick	(1)	Chief Operations Officer, President and Director

John T. Mallett	(1)	Director

Mark W. Mullin	(1)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Executive Vice President and Chief Financial Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Linda S. Gilmer	(1)	Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Jeffrey Eng	(6)	Assistant Secretary

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(6)	600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(2)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation(1)	$ 298,513	0	0	0
Transamerica Capital, Inc.	$ 729,497	0	0	0

(1)	Effective May 1, 2007, Transamerica Capital, Inc. replaced AFSG Securities Corporation as principal underwriter for the policies.

(2)	Fiscal Year 2007

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)  Transamerica Financial Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the Aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Financial Life Insurance Company.

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7: Texas Optional Retirement Program

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

C-8

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25 the day of April, 2008.

SEPARATE ACCOUNT VA BNY

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
Depositor

*
Peter G. Kunkel
President, Director, and Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director, Vice President, and Assistant Secretary	, 2008
James P. Larkin

*	Director	, 2008
Elizabeth Belanger

*	Director	, 2008
Joe Carusone

*	Director	, 2008
Ronald F. Mosher

* Robert F. Colby	Director, Vice President, Assistant Secretary, and Counsel	, 2008

*	Director and Chief Actuary	, 2008
Colette F. Vargas

*	Director	, 2008
William Brown, Jr.

*	Director	, 2008
William L. Busler

*	Director	, 2008
Steven E. Frushtick

*	Director ,President and Chairman of the Board	, 2008
Peter G. Kunkel

*	Director	, 2008
Peter P. Post

*	Director	, 2008
Cornelis H. Verhagen

*	Controller	, 2008
Eric J. Martin

*	Treasurer and Vice President	, 2008
M. Craig Fowler

/s/ Darin D. Smith	Vice President and Assistant Secretary	April 25, 2008
*By: Darin D. Smith

*	By: Darin D. Smith - Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No.

33-83560

811-8750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA BNY

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(8)(b)(7)	Amendment No. 36 to Participation Agreement (TST)

(8)(m)(1)	Amendment to Fund Participation Agreement

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

(14)	Power of Attorney

*	Page numbers included only in manually executed original.